          AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON April 20, 2007

                                                     Registration Nos. 333-51676
                                                                       811-08828
================================================================================



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                               -----------------

                                    FORM N-4

                               -----------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]



                         POST-EFFECTIVE AMENDMENT NO. 13                   [X]



                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]



                                AMENDMENT NO. 39                           [X]



                        (CHECK APPROPRIATE BOX OR BOXES)

                               -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                501 Boylston Street, Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)
                   Depositor's Telephone Number: 617-578-2000

                     NAME AND ADDRESS OF AGENT FOR SERVICE:
                             Marie C. Swift, Esquire
                           Vice President and Counsel
                       New England Life Insurance Company
                               501 Boylston Street
                        Boston, Massachusetts 02116-3700


                                    COPY TO:
                            Stephen E. Roth, Esquire
                           Mary E. Thornton, Esquire
                        Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box)



[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485



[X]  on April 30, 2007 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Individual Variable Annuity Contracts




================================================================================

                           AMERICAN FORERUNNER SERIES
             Individual Flexible Premium Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office:
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (800) 435-4117

     This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more subaccounts investing in these Eligible Funds of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust and the American Funds Insurance Series.

AMERICAN FUNDS INSURANCE SERIES

American Funds Bond Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund

MET INVESTORS SERIES TRUST

BlackRock Large-Cap Core Portfolio
Harris Oakmark International Portfolio
Janus Forty Portfolio
Lazard Mid-Cap Portfolio
Legg Mason Partners Aggressive Growth Portfolio
Legg Mason Value Equity Portfolio
Lord Abbett Bond Debenture Portfolio
MFS(R) Research International Portfolio
Met/AIM Small Cap Growth Portfolio
Neuberger Berman Real Estate Portfolio
Oppenheimer Capital Appreciation Portfolio
PIMCO Inflation Protected Bond Portfolio
PIMCO Total Return Portfolio
RCM Technology Portfolio
T. Rowe Price Mid-Cap Growth Portfolio

METROPOLITAN FUND

BlackRock Aggressive Growth Portfolio
BlackRock Bond Income Portfolio
BlackRock Diversified Portfolio
BlackRock Large Cap Value Portfolio
BlackRock Legacy Large Cap Growth Portfolio
BlackRock Money Market Portfolio
BlackRock Strategic Value Portfolio
Davis Venture Value Portfolio
FI International Stock Portfolio
FI Large Cap Portfolio
FI Mid Cap Opportunities Portfolio
FI Value Leaders Portfolio
Franklin Templeton Small Cap Growth Portfolio
Harris Oakmark Focused Value Portfolio
Harris Oakmark Large Cap Value Portfolio
Jennison Growth Portfolio
Lehman Brothers(R) Aggregate Bond Index Portfolio
Loomis Sayles Small Cap Portfolio
MFS(R) Total Return Portfolio
MetLife Mid Cap Stock Index Portfolio
MetLife Stock Index Portfolio
Morgan Stanley EAFE(R) Index Portfolio
Neuberger Berman Mid Cap Value Portfolio
Oppenheimer Global Equity Portfolio
Russell 2000(R) Index Portfolio
T. Rowe Price Large Cap Growth Portfolio
T. Rowe Price Small Cap Growth Portfolio
Western Asset Management Strategic Bond Opportunities Portfolio
Western Asset Management U.S. Government Portfolio

METROPOLITAN FUND - ASSET ALLOCATION PORTFOLIOS

MetLife Conservative Allocation Portfolio
MetLife Conservative to Moderate Allocation Portfolio
MetLife Moderate Allocation Portfolio
MetLife Moderate to Aggressive Allocation Portfolio
MetLife Aggressive Allocation Portfolio

MET INVESTORS SERIES TRUST - EXCHANGE TRADED FUNDS ("ETF") PORTFOLIOS

Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio

     You may also allocate purchase payments to a Fixed Account in states that have approved this option. Limits apply to transfers to and from the Fixed Account.

                                 APRIL 30, 2007

     When you purchase your Contract, you must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges. The five available Classes of the Contract are:

     -- Standard Class,

     -- B Plus Class,

     -- C Class,

     -- L Class, and

     -- P Class.

     If you select the B Plus Class, we will add a bonus amount to each purchase payment received in the first Contract Year. The overall expenses for the B Plus Class Contract may be higher than the expenses for a similar Contract that does not pay a bonus. Over time, the value of the bonus could be more than offset by higher expenses.

     Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


     You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated April 30, 2007. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-120 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-777-5897 or visit our website at www.nef.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS http://www.sec.gov.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUBACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                 APRIL 30, 2007

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS

                                                                  PAGE
                                                                  -----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........        A-5
HIGHLIGHTS..................................................        A-6
FEE TABLE...................................................       A-11
HOW THE CONTRACT WORKS......................................       A-19
THE COMPANY.................................................       A-20
THE VARIABLE ACCOUNT........................................       A-20
INVESTMENTS OF THE VARIABLE ACCOUNT.........................       A-20
  Investment Advice.........................................       A-25
  Certain Payments We Receive with Regard to the Eligible
     Funds..................................................       A-26
  Share Classes of the Eligible Funds.......................       A-27
  Substitution of Investments...............................       A-28
THE FIXED ACCOUNT...........................................       A-28
THE CONTRACTS...............................................       A-28
  Standard Class............................................       A-29
  B Plus Class..............................................       A-29
  C Class...................................................       A-29
  L Class...................................................       A-29
  P Class...................................................       A-29
  Purchase Payments.........................................       A-30
  Ten Day Right to Review...................................       A-30
  Allocation of Purchase Payments...........................       A-30
  Contract Value and Accumulation Unit Value................       A-31
  Payment on Death Prior to Annuitization...................       A-31
  Standard Death Benefit....................................       A-31
  Annual Step-Up Death Benefit..............................       A-32
  Greater of Annual Step-Up or 5% Annual Increase Death
     Benefit................................................       A-32
  Earnings Preservation Benefit Rider.......................       A-33
  Transfer Privilege........................................       A-35
  Dollar Cost Averaging.....................................       A-38
  Asset Rebalancing.........................................       A-39
  Withdrawals...............................................       A-39
  Systematic Withdrawals....................................       A-40
  Suspension of Payments....................................       A-41
  Inactive Contracts........................................       A-41
  Ownership Rights..........................................       A-41
  Requests and Elections....................................       A-42
  Confirming Transactions...................................       A-42
  State Variations..........................................       A-43
ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER
  DEDUCTIONS................................................       A-43
  Asset-Based Insurance Charge..............................       A-43
  Contract Administrative Fee...............................       A-44
  Withdrawal Charge.........................................       A-44
  Earnings Preservation Benefit Rider.......................       A-46
  Guaranteed Minimum Income Benefit Rider...................       A-46
  Guaranteed Withdrawal Benefit Rider.......................       A-46

                                                                  PAGE
                                                                  -----
  Guaranteed Minimum Accumulation Benefit Rider.............       A-47
  Premium and Other Tax Charges.............................       A-47
  Other Expenses............................................       A-48
ANNUITY PAYMENTS............................................       A-48
  Election of Annuity.......................................       A-48
  Annuity Options...........................................       A-48
  Amount of Annuity Payments................................       A-50
GUARANTEED MINIMUM INCOME BENEFIT...........................       A-51
  Description of the Predictor..............................       A-51
  Description of the Predictor Plus.........................       A-53
  Description of GMIB I.....................................       A-56
  The Predictor Plus, Predictor and GMIB I Rider Charge.....       A-57
  The GMIB and Qualified Contracts..........................       A-58
GUARANTEED WITHDRAWAL BENEFIT...............................       A-58
  Description of the Guaranteed Withdrawal Benefit I........       A-59
  Description of the Enhanced Guaranteed Withdrawal
     Benefit................................................       A-62
  Description of the Lifetime Withdrawal Guarantee..........       A-63
GUARANTEED MINIMUM ACCUMULATION BENEFIT.....................       A-68
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............       A-71
FEDERAL INCOME TAX CONSIDERATIONS...........................       A-71
  Taxation of Non-Qualified Contracts.......................       A-72
  Taxation of Qualified Contracts...........................       A-74
  Possible Tax Law Changes..................................       A-77
VOTING RIGHTS...............................................       A-77
DISTRIBUTION OF THE CONTRACTS...............................       A-78
THE OPERATION OF THE FIXED ACCOUNT..........................       A-79
  Contract Value and Fixed Account Transactions.............       A-80
INVESTMENT PERFORMANCE INFORMATION..........................       A-80
  Yields....................................................       A-80
  Standard Return...........................................       A-81
  Non-Standard Return.......................................       A-81
  Other Performance.........................................       A-81
LEGAL PROCEEDINGS...........................................       A-82
FINANCIAL STATEMENTS........................................       A-82
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................       A-82
APPENDIX A: Consumer Tips...................................      A-101
APPENDIX B: Withdrawal Charge...............................      A-102
APPENDIX C: Premium Tax.....................................      A-103
APPENDIX D: Guaranteed Minimum Income Benefit Examples......      A-104
APPENDIX E: Guaranteed Withdrawal Benefit Examples..........      A-111
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....      A-118

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A subaccount of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The natural person on whose life Annuity Payments are based.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier date you choose.

     ANNUITY DATE. A date on which you choose to begin receiving Annuity Payments which must be at least 30 days after issue. If you do not choose a date, the Annuity Date will be no later than the Maturity Date shown on the Contract Schedule.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of Annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the later of (i) the date when the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less), or (ii) 10 years from the issue date.

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on full withdrawals or partial withdrawals of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into subaccounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for Annuity payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:

     The American Forerunner Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Amount of Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. Depending on your expectations and preferences, you can choose the Class that best meets your needs.

     Prior to issuance, you must select one of five available Classes of the
Contract:

     -- Standard Class, which imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing annually over 7 years, and an Asset-Based Insurance Charge;

     -- B Plus Class (which may be referred to as the "Bonus Class"), which credits a bonus amount to purchase payments received in the first Contract Year, imposes a higher Withdrawal Charge (maximum 9%) over a longer period of time (9 years), and imposes a relatively higher Asset-Based Insurance Charge during the Withdrawal Charge period;

     -- C Class, which does not impose any Withdrawal Charge on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge;

     -- L Class, which reduces the period of time (3 years) that a Withdrawal Charge (maximum 7%) applies on withdrawals, but imposes a relatively higher Asset-Based Insurance Charge; and

     -- P Class, which lengthens the period of time (9 years) that a Withdrawal Charge (maximum 8%) is imposed on withdrawals, and imposes a relatively lower Asset-Based Insurance Charge.

     For the B Plus Class, you should know that over time and under certain circumstances (such as withdrawal during the last few years that a Withdrawal Charge applies, or after an extended period of poor market performance), the costs associated with the B Plus Class may exceed the bonus amount and any related earnings. You should consider this possibility before purchasing a B Plus Class Contract.

     Your financial representative can help you decide which Class is best for you. The following chart shows in graphic form the relative levels of the Withdrawal Charge and Asset-Based Insurance Charge under each Class:

                                 Relationship of Withdrawal Charges
                                  to Asset-Based Insurance Charges
                                     for Each Class of Contract

                                    [GRAPH]

     For actual expenses of each Class, see the Fee Table on page A-11.

PURCHASE PAYMENTS:

     Currently, the minimum initial and subsequent purchase payments are as follows (exceptions may apply):

CLASS                                                     INITIAL              SUBSEQUENT
-----                                                     -------              ----------
Standard, P...................................  $ 5,000(nonqualified plans)       $500
                                                $ 2,000(qualified plans)
C,L...........................................  $25,000                           $500
B Plus........................................  $10,000                           $500

We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date for the Standard Class, nine years for the P Class and the B Plus Class, and three years for the L Class, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 91. For joint Contract Owners, you may not make a purchase payment after the older Contract Owner reaches age 86. (See "Purchase Payments.")

OWNERSHIP:

     The Owner of the Contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of the Contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a simplified employee pension plan ("SEP") under paragraph 408(k) of the

Internal Revenue Code ("the Code") and a Simple Retirement Account ("SIMPLE IRA") under paragraph 408(p) of the Code. A contract generally may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. INDIVIDUAL RETIREMENT ACCOUNTS), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:


     You may allocate purchase payments to the subaccounts or to the Fixed Account. The Fixed Account is not available to Contracts purchased on or after May 1, 2003 for which the C Class has been selected. The Fixed Account is also not available to Contracts purchased in New York on or after May 1, 2003 if the optional Guaranteed Minimum Income Benefit ("GMIB I") or Guaranteed Withdrawal Benefit is selected. If you elect to purchase the Predictor Plus Guaranteed Minimum Income Benefit, you are limited to allocating your purchase payments and Contract Value among the MetLife Conservative Allocation Subaccount, MetLife Conservative to Moderate Allocation Subaccount, MetLife Moderate Allocation Subaccount, MetLife Moderate to Aggressive Allocation Subaccount ("Predictor Plus Asset Allocation Subaccounts") and the EDCA Guaranteed Account (provided your EDCA destination portfolios are one of the Predictor Plus Asset Allocation Subaccounts). If you elect to purchase the Lifetime Withdrawal Guarantee, you are limited to allocating your purchase payments and Contract Value to the same subaccounts, however, you may also allocate monies to the BlackRock Money Market Subaccount and the Fixed Account. If you elect to purchase the optional Guaranteed Minimum Accumulation Benefit, you are limited to allocating your purchase payments and Contract Value to one of the MetLife Conservative Allocation Subaccount, MetLife Conservative to Moderate Allocation Subaccount, MetLife Moderate Allocation Subaccount ("GMAB Asset Allocation Subaccounts") and the EDCA Guaranteed Account (provided your EDCA destination portfolio is one of the GMAB Asset Allocation Subaccounts). You can allocate your Contract Value among the subaccounts and the Fixed Account as you choose any time (subject to limitation). However, you may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit a subsequent purchase payment, unless you notify us of your chosen allocation one or more days prior to submitting the payment. You must allocate a minimum of $500 dollars to each account you select. However, for individual retirement annuities, individual retirement accounts and Roth Individual Retirement Accounts, if purchase payments are less than $2,000, then you may allocate the payment to a maximum of four subaccounts.


     You can change your purchase payment allocation (unless you elect to purchase the optional Guaranteed Minimum Accumulation Benefit). We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers, but we do apply special limits to "market timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount is currently $500, unless we have agreed otherwise. Special limits may apply to transfers to and from the Fixed Account. (See "THE FIXED ACCOUNT.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

     We apply the following charges to your Contract:

     --   premium tax charge, in some states.

     -- asset-based insurance charge at an annual rate ranging from 1.15% to 1.95% of the Variable Account's daily net assets depending upon the Class and death benefit option you select (these amounts increase by .25% for subaccounts investing in the American Funds Insurance Series).

     -- annual contract administrative fee of $30 during the accumulation phase and pro rata at annuitization (if the Contract Value is less than $50,000).

     -- except for C Class, withdrawal charge that varies by Class (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

     -- for Contracts with a Guaranteed Minimum Income Benefit Rider, a fee of 0.80% for the Predictor Plus or 0.50% for the Predictor or GMIB I imposed on the Income Base annually in arrears on each Contract Anniversary prior to annuitization (up to a maximum fee of 1.50% of the Income Base upon Optional Reset for Predictor Plus).

     -- for Contracts with the Guaranteed Withdrawal Benefit Rider, a fee of 0.50% of the Guaranteed Withdrawal Amount (up to a maximum fee of 0.95% of the Guaranteed Withdrawal Amount upon Optional Reset).

     -- for Contracts with a Guaranteed Minimum Accumulation Benefit Rider, a fee of 0.75% of the Guaranteed Accumulation Amount.

     -- for Contracts with an Earnings Preservation Benefit Rider, a fee of 0.25% deducted daily from subaccount assets prior to annuitization.

     -- for Contracts with a Lifetime Withdrawal Guarantee Benefit rider, a fee of 0.50% of the Total Guaranteed Withdrawal Amount (up to a maximum of 0.95% if an Automatic Annual Step-Up occurs) for the Single Life version, and a fee of 0.70% of the Total Guaranteed Withdrawal Amount (up to a maximum of 1.40% if an Automatic Annual Step-Up occurs) for the Joint Life version.

     Certain waivers or reductions may apply. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments).

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit.

     You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits--the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering income taxes payable at death.

     The Standard Death Benefit equals the greater of the current Contract Value or total purchase payments less a pro rata reduction for partial withdrawals. The Annual Step-Up Death Benefit equals the greater of current Contract Value or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals. The Greater of Annual Step-Up or 5% Annual Increase Rider equals the greatest of: current Contract Value; purchase payments (less prior withdrawals) accumulated at an annual rate of 5%; or the greatest Contract Value on any prior anniversary plus subsequent purchase payments, less a pro rata reduction for subsequent withdrawals.

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full withdrawal.

WITHDRAWALS:

     Before annuitization you can send us a written request to withdraw all or part of your Contract Value. After a partial withdrawal, the remaining Contract Value must be at least $2,000. Currently, a partial withdrawal must be at least $500. A withdrawal may be subject to federal income tax and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "FEDERAL INCOME TAX CONSIDERATIONS.") You may also elect to purchase for an additional charge, the Guaranteed Withdrawal Benefit Rider ("GWB") or Lifetime Withdrawal Guarantee Rider, which guarantees the return of your purchase payments over time (subject to the requirements of the rider).


     A Withdrawal Charge will apply to certain full and partial withdrawals and certain annuitization transactions for Standard, B Plus, L and P Class Contracts. On full withdrawals the annual contract administrative fee will be deducted. No Withdrawal Charge applies to C Class Contracts. We reserve the right to deduct a premium tax charge on full and partial withdrawals in some states.


     On a Standard, B Plus, L, or P Class Contract in any Contract Year you can make a withdrawal of a portion of your purchase payments free from any Withdrawal Charge (the "free withdrawal amount"). In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.


REPLACEMENT OF CONTRACTS


     From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the Contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this Contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Contract Value of this Contract attributable to the exchanged assets will not be subject to any withdrawal charge or be eligible for the Enhanced Dollar Cost Averaging program (see "The Contracts -- Dollar Cost Averaging"). Any additional purchase payments contributed to the new Contract will be subject to all fees and charges, including the withdrawal charge described in the current prospectus for the new Contract. The fees and charges in the new Contract may be higher (or lower) and the benefits may be different. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal tax purposes; however, you should consult your tax advisor before making any such exchange.



     Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our Contract, ask your registered representative whether the exchange would be advantageous, given the Contract's features, benefits and charges.

                                   FEE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

          Sales Charge Imposed on Purchase Payments.........  None
          Withdrawal Charge (as a percentage of each
            purchase payment)...............................  9% declining annually -- see Note
                                                              (1)
          Transfer Fee(2)...................................  $25

NOTES:
(1) The Withdrawal Charge is a declining percentage of each purchase payment and varies by Contract Class, as follows:

        NUMBER OF
        COMPLETE YEARS FROM RECEIPT OF  STANDARD CLASS    B PLUS CLASS    L CLASS    P CLASS    C CLASS
        PURCHASE PAYMENT                    CHARGE           CHARGE       CHARGE     CHARGE     CHARGE
        ------------------------------  --------------    ------------    -------    -------    -------
        0.............................         7%               9%            7%        8%       None
        1.............................         6%               8%            6%        8%
        2.............................         6%               8%            5%        8%
        3.............................         5%               7%            0%        7%
        4.............................         4%               6%            0%        6%
        5.............................         3%               5%            0%        5%
        6.............................         2%               4%            0%        4%
        7.............................         0%               2%            0%        3%
        8.............................         0%               2%            0%        2%
        9 and thereafter..............         0%               0%            0%        0%

(2) Currently, we do not charge this fee. We reserve the right to limit the number and dollar amount of transfers and impose a transfer fee of up to $25. We will not restrict transfers to less than 12 per Contract Year.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

VARIABLE ACCOUNT ANNUAL EXPENSES*
(as a percentage of average daily net assets in the subaccounts)

        Asset-Based Insurance Charge for all subaccounts except the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

                                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
                                              --------------   ---------------   -------   -------   -------
          Standard Death Benefit............      1.25%             1.60%         1.60%     1.50%     1.15%
          Annual Step-Up Death Benefit......      1.45%             1.80%         1.80%     1.70%     1.35%
          Greater of Annual Step-Up or 5%
            Annual Increase Death Benefit...      1.60%             1.95%         1.95%     1.85%     1.50%

        Asset-Based Insurance Charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts(1)

                                              STANDARD CLASS   B PLUS CLASS(2)   C CLASS   L CLASS   P CLASS
                                              --------------   ---------------   -------   -------   -------
          Standard Death Benefit............      1.50%             1.85%         1.85%     1.75%     1.40%
          Annual Step-Up Death Benefit......      1.70%             2.05%         2.05%     1.95%     1.60%
          Greater of Annual Step-Up or 5%
            Annual Increase Death Benefit...      1.85%             2.20%         2.20%     2.10%     1.75%
          Earnings Preservation Benefit Rider(3)..................................................    0.25%


OTHER CONTRACT FEES
          Annual Contract Administrative Fee(4)..........                                $30
          Guaranteed Minimum Income Benefit (the
            Predictor Plus)(5)...........................             Current Charge:   0.80%
                                                           Maximum Guaranteed Charge:   1.50%
          Guaranteed Minimum Income Benefit (the
            Predictor or GMIB I)(5)......................             Current Charge:   0.50%
          Guaranteed Withdrawal Benefit and Enhanced
            Guaranteed Withdrawal Benefit(6).............             Current Charge:   0.50%
                                                           Maximum Guaranteed Charge:   0.95%
          Lifetime Withdrawal Guarantee Benefit (Single
            Life version)(8).............................             Current Charge:   0.50%
                                                           Maximum Guaranteed Charge:   0.95%
          Lifetime Withdrawal Guarantee Benefit (Joint
            Life version)(8).............................             Current Charge:   0.70%
                                                           Maximum Guaranteed Charge:   1.40%
          Guaranteed Minimum Accumulation Benefit(7).....             Current Charge:   0.75%


NOTES:

* We are waiving the Asset Based Insurance Charge in the amount of 0.08% for the Subaccount investing in the BlackRock Large Cap Core Portfolio.


(1) For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit; except that for the B Plus Class and the P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization (1.50% for the American Funds Bond, American Funds Growth, American Funds Growth-Income, and American Funds Global Small Capitalization Subaccounts). We reserve the right to impose an increased Asset-Based Insurance Charge on other subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

(2) The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

(3) The charge for the Earnings Preservation Benefit Rider will not be assessed after annuitization.

(4) We will also deduct this fee on full withdrawal (regardless of contract size) and pro rata on annuitization. This fee will not be deducted during the accumulation period or on annuitization for Contracts with a Contract Value of $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.


(5) The Predictor Plus, Predictor and GMIB I rider charge is imposed on the Income Base annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Income Base is based on the greater of premiums accumulated with interest and the greatest anniversary value for the Contract, subject to certain limitations. The charge for the Guaranteed Minimum Income Benefit will not be assessed after annuitization. If you elect an Optional Reset of the Guaranteed Minimum Income Benefit, as permitted under the Predictor Plus, we may increase the Guaranteed Minimum Income Benefit charge to the then current charge applicable to the same rider, but no more than a maximum of 1.50% of the Income Base. Different charges for the Predictor and GMIB I were in effect prior to May 1, 2005. Different charges for the Predictor Plus were in effect prior to February 26, 2007. See "GUARANTEED MINIMUM INCOME BENEFIT" for more information.



(6) The Guaranteed Withdrawal Benefit rider charge is imposed on the Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Guaranteed Withdrawal Amount initially equals your purchase payments (and any applicable GWB Bonus Amount). If you elect an Optional Reset as permitted under this benefit, we may increase the Guaranteed Withdrawal Benefit charge to the then current charge applicable to the same rider, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. See "GUARANTEED WITHDRAWAL BENEFIT" for more information.


(7) The Guaranteed Minimum Accumulation Benefit Rider Charge is imposed on the Guaranteed Accumulation Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from the Asset Allocation subaccount and the EDCA Guaranteed Account. The Guaranteed Accumulation Amount equals a percentage of the purchase payments you made during the first 120 days that you held the Contract, less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. See "GUARANTEED MINIMUM ACCUMULATION BENEFIT" for more information.


(8) The Lifetime Withdrawal Guarantee rider charge is imposed on the Total Guaranteed Withdrawal Amount annually in arrears on each Contract Anniversary. The rider charge is deducted pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. The Total Guaranteed Withdrawal Amount initially equals your purchase initial Purchase Payments. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the Lifetime Guaranteed Withdrawal rider charge to the then current charge applicable to the same rider, but no more than a maximum of 0.95% (Single Life version) of 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. See "GUARANTEED WITHDRAWAL BENEFIT" for more information.


     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM*  MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .55%     1.30%



                                                              MINIMUM*  MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable waiver or reimbursement
arrangement)................................................    .54%     1.30%


NOTE:

  * Does not take into consideration any portfolio of the American Funds Insurance Series, for which an additional Asset-Based Insurance charge applies



(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2008, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2006, before and after any applicable contractual expense subsidy or expense deferral arrangement:


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)


                                                                                GROSS     CONTRACTUAL
                                                                                TOTAL      EXPENSES      NET TOTAL
                                               MANAGEMENT   12B-1    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                                  FEES      FEES    EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                               ----------   -----   --------   --------   -----------   -----------
AMERICAN FUNDS INSURANCE SERIES(3)
American Funds Bond Fund.....................     .41%       .25%     .01%       .67%            0%         .67%
American Funds Global Small Capitalization
  Fund.......................................     .72%       .25%     .05%      1.02%            0%        1.02%
American Funds Growth Fund...................     .32%       .25%     .02%       .59%            0%         .59%
American Funds Growth-Income Fund............     .27%       .25%     .01%       .53%            0%         .53%
MET INVESTORS SERIES TRUST(3)(4)
BlackRock Large-Cap Core
  Portfolio(5)(6)(7).........................     .63%       .25%     .22%      1.10%            0%        1.10%
Harris Oakmark International Portfolio Class
  B(8).......................................     .78%       .25%     .13%      1.16%            0%        1.16%
Harris Oakmark International Portfolio Class
  E(8).......................................     .78%       .15%     .13%      1.06%            0%        1.06%
Janus Forty Portfolio(5)(7)..................     .65%       .25%     .06%       .96%            0%         .96%
Lazard Mid-Cap Portfolio.....................     .70%       .25%     .06%      1.01%            0%        1.01%
Legg Mason Partners Aggressive Growth
  Portfolio(6)...............................     .63%       .25%     .09%       .97%            0%         .97%
Legg Mason Value Equity Portfolio Class
  B(9)(10)...................................     .64%       .25%     .16%      1.05%            0%        1.05%
Legg Mason Value Equity Portfolio Class
  E(9)(10)...................................     .64%       .15%     .07%       .86%            0%         .86%
Lord Abbett Bond Debenture Portfolio.........     .50%       .25%     .04%       .79%            0%         .79%
MFS(R) Research International Portfolio......     .72%       .25%     .14%      1.11%            0%        1.11%
Met/AIM Small Cap Growth Portfolio(6)........     .87%       .25%     .06%      1.18%            0%        1.18%
Neuberger Berman Real Estate Portfolio.......     .64%       .25%     .04%       .93%            0%         .93%
Oppenheimer Capital Appreciation
  Portfolio(6)...............................     .57%       .25%     .05%       .87%            0%         .87%

                                                                                GROSS     CONTRACTUAL
                                                                                TOTAL      EXPENSES      NET TOTAL
                                               MANAGEMENT   12B-1    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                                  FEES      FEES    EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                               ----------   -----   --------   --------   -----------   -----------
PIMCO Inflation Protected Bond Portfolio.....     .50%       .25%     .04%       .79%            0%         .79%
PIMCO Total Return Portfolio.................     .50%       .25%     .05%       .80%            0%         .80%
RCM Technology Portfolio(6)(11)..............     .88%       .25%     .15%      1.28%            0%        1.28%
T. Rowe Price Mid-Cap Growth Portfolio.......     .75%       .25%     .03%      1.03%            0%        1.03%
METROPOLITAN SERIES FUND, INC.
"METROPOLITAN FUND"(3)(12)
BlackRock Aggressive Growth Portfolio........     .72%       .25%     .06%      1.03%            0%        1.03%
BlackRock Bond Income Portfolio(13)..........     .39%       .25%     .07%       .71%          .01%         .70%
BlackRock Diversified Portfolio..............     .44%       .25%     .07%       .76%            0%         .76%
BlackRock Large Cap Value Portfolio Class
  B(10)(14)..................................     .70%       .25%     .11%      1.06%            0%        1.06%
BlackRock Large Cap Value Portfolio Class
  E(5)(10)(14)...............................     .70%       .15%     .11%       .96%            0%         .96%
BlackRock Legacy Large Cap Growth Portfolio
  Class B(10)................................     .73%       .25%     .07%      1.05%            0%        1.05%
BlackRock Legacy Large Cap Growth Portfolio
  Class E(10)................................     .73%       .15%     .07%       .95%            0%         .95%
BlackRock Money Market Portfolio(15).........     .34%       .25%     .04%       .63%          .01%         .62%
BlackRock Strategic Value Portfolio Class
  B(10)......................................     .82%       .25%     .06%      1.13%            0%        1.13%
BlackRock Strategic Value Portfolio Class
  E(10)......................................     .82%       .15%     .06%      1.03%            0%        1.03%
Davis Venture Value Portfolio Class B(10)....     .71%       .25%     .04%      1.00%            0%        1.00%
Davis Venture Value Portfolio Class E(10)....     .71%       .15%     .04%       .90%            0%         .90%
FI International Stock Portfolio Class
  B(10)......................................     .85%       .25%     .13%      1.23%            0%        1.23%
FI International Stock Portfolio Class
  E(10)......................................     .85%       .15%     .13%      1.13%            0%        1.13%
FI Large Cap Portfolio(27)...................     .78%       .25%     .06%      1.09%            0%        1.09%
FI Mid Cap Opportunities Portfolio...........     .68%       .25%     .06%       .99%            0%         .99%
FI Value Leaders Portfolio Class B(10).......     .64%       .25%     .07%       .96%            0%         .96%
FI Value Leaders Portfolio Class E(10).......     .64%       .15%     .07%       .86%            0%         .86%
Franklin Templeton Small Cap Growth
  Portfolio(16)..............................     .90%       .25%     .15%      1.30%            0%        1.30%
Harris Oakmark Focused Value Portfolio Class
  B(10)......................................     .72%       .25%     .05%      1.02%            0%        1.02%
Harris Oakmark Focused Value Portfolio Class
  E(10)......................................     .72%       .15%     .05%       .92%            0%         .92%
Harris Oakmark Large Cap Value Portfolio
  Class B(10)................................     .72%       .25%     .06%      1.03%            0%        1.03%
Harris Oakmark Large Cap Value Portfolio
  Class E(10)................................     .72%       .15%     .06%       .93%            0%         .93%
Jennison Growth Portfolio Class B(10)........     .63%       .25%     .05%       .93%            0%         .93%
Jennison Growth Portfolio Class E(10)........     .63%       .15%     .05%       .83%            0%         .83%
Lehman Brothers(R) Aggregate Bond Index
  Portfolio(17)..............................     .25%       .25%     .06%       .56%          .01%         .55%
Loomis Sayles Small Cap Portfolio Class
  B(10)(18)..................................     .90%       .25%     .07%      1.22%          .05%        1.17%
Loomis Sayles Small Cap Portfolio Class
  E(10)(18)..................................     .90%       .15%     .07%      1.12%          .05%        1.07%
MFS(R) Total Return Portfolio(27)............     .53%       .25%     .05%       .83%            0%         .83%
MetLife Mid Cap Stock Index
  Portfolio(19)(20)..........................     .25%       .25%     .08%       .58%          .01%         .57%
MetLife Stock Index Portfolio(19)............     .25%       .25%     .05%       .55%          .01%         .54%
Morgan Stanley EAFE(R) Index
  Portfolio(21)(22)..........................     .30%       .25%     .15%       .70%          .01%         .69%
Neuberger Berman Mid Cap Value
  Portfolio(27)..............................     .65%       .25%     .06%       .96%            0%         .96%
Oppenheimer Global Equity Portfolio..........     .53%       .25%     .09%       .87%            0%         .87%
Russell 2000(R) Index Portfolio(19)(22)......     .25%       .25%     .11%       .61%          .01%         .60%
T. Rowe Price Large Cap Growth Portfolio.....     .60%       .25%     .08%       .93%            0%         .93%

                                                                                GROSS     CONTRACTUAL
                                                                                TOTAL      EXPENSES      NET TOTAL
                                               MANAGEMENT   12B-1    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                                  FEES      FEES    EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)
                                               ----------   -----   --------   --------   -----------   -----------
T. Rowe Price Small Cap Growth Portfolio.....     .51%       .25%     .07%       .83%            0%        0.83%
Western Asset Management Strategic Bond
  Opportunities Portfolio Class B(10)........     .63%       .25%     .07%       .95%            0%         .95%
Western Asset Management Strategic Bond
  Opportunities Portfolio Class E(10)........     .63%       .15%     .07%       .85%            0%         .85%
Western Asset Management U.S. Government
  Portfolio Class B(10)......................     .50%       .25%     .07%       .82%            0%         .82%
Western Asset Management U.S. Government
  Portfolio Class E(10)......................     .50%       .15%     .07%       .72%            0%         .72%



                                                                                                                     NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                     EXPENSES
                                                                                                                     INCLUDING
                                                                            GROSS     CONTRACTUAL                  ESTIMATED NET
                                                                            TOTAL       EXPENSE      NET TOTAL      EXPENSES OF
                                    MANAGEMENT      12B-1        OTHER      ANNUAL    SUBSIDY OR      ANNUAL        UNDERLYING
                                       FEES          FEES       EXPENSES   EXPENSES    DEFERRAL     EXPENSES(2)    PORTFOLIOS(2)
                                    ----------   ------------   --------   --------   -----------   -----------   ---------------
METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(3)(12)
MetLife Conservative Allocation
  Portfolio Class B(23)(24).......     .10%          .25%         .09%       .44%          .09%         .35%            .96%
MetLife Conservative to Moderate
  Allocation Portfolio Class
  B(23)(24).......................     .10%          .25%         .02%       .37%          .02%         .35%           1.00%
MetLife Moderate Allocation
  Portfolio Class B(23)(24).......     .10%          .25%         .01%       .36%          .01%         .35%           1.05%
MetLife Moderate to Aggressive
  Allocation Portfolio Class
  B(23)(24).......................     .10%          .25%         .01%       .36%          .01%         .35%           1.10%
MetLife Aggressive Allocation
  Portfolio Class B(24)(25).......     .10%          .25%         .07%       .42%          .07%         .35%           1.10%
MET INVESTORS SERIES TRUST --
  ETF PORTFOLIOS(3)(4)
Cyclical Growth and Income ETF
  Portfolio Class B(25)(26).......     .45%          .25%         .11%       .81%          .01%         .80%           1.05%
Cyclical Growth ETF Portfolio
  Class B(25)(26).................     .45%          .25%         .09%       .79%            0%         .79%           1.03%


NOTES:




(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown.



(2) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements or voluntary waivers.



(3) Our Affiliate, MetLife Advisers, LLC ("MetLife Advisers") is the investment manager for the Portfolios of the Metropolitan Fund, including the Metropolitan Fund Asset Allocation Portfolios. Our Affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(4) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedule, as if fees had been in effect during the previous fiscal year.



(5) Other Expenses have been restated to reflect the current Met Investors Series Trust fee schedule, as if that schedule had applied to the Portfolio for the entire fiscal year.



(6) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.



(7) This is a new share class for this Portfolio. Operating expenses are based on the expenses of the Class A shares of the Portfolio.



(8) Class E Shares are only available to Contracts purchased prior to May 1, 2003. Class B Shares are only available to Contracts issued on or after May 1, 2003.

(9) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.



(10) Class E Shares of the Portfolio are only available to Contracts issued prior to May 1, 2004. Class B Shares of the Portfolio are only available to Contracts issued on or after May 1, 2004.



(11) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.04%.



(12) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.



(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.



(14) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.



(15) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



(16) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.03%.



(17) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.244%.



(18) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio by 0.05%.



(19) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.



(20) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



(21) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.293%.



(22) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



(23) These Portfolios are "funds of funds" that invest substantially all of their assets in other portfolios of the Met Investors Series Trust and the Metropolitan Series Fund, Inc. Because the Portfolios invest in other underlying portfolios, each Portfolio will also bear it's pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee. The weighted average of the total operating expenses of the underlying portfolios, after any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 0.61% for the MetLife Conservative Allocation Portfolio, 0.65% for the MetLife Conservative to Moderate Allocation Portfolio, 0.70% for the MetLife Moderate Allocation Portfolio, 0.75% for the MetLife Moderate to Aggressive Allocation Portfolio and 0.75% for the MetLife Aggressive Allocation Portfolio. The total operating expenses of the Portfolios, including the weighted average of the total operating expenses of the underlying portfolios, before any applicable fee waivers and expense reimbursements, as of December 31, 2006, were: 1.05% for the MetLife Conservative Allocation Portfolio, 1.02% for the MetLife Conservative to Moderate Allocation Portfolio, 1.07% for the MetLife Moderate Allocation Portfolio, 1.11% for the MetLife Moderate to Aggressive Allocation Portfolio and 1.18% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers, LLC. (See the fund prospectus for a description of each Portfolio's target allocation.)



(24) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit net total annual operating expenses of the Portfolio to 0.10%, excluding 12b-1 fees.



(25) The Portfolio primarily invests its assets in other investment companies known as exchange-traded funds ("Underlying ETFs"). As an investor in an Underlying ETF or other investment company, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying ETF or other investment company. The weighted average of the total operating of the Underlying ETFs or other investment companies, based upon the allocation of assets as of December 31, 2006, were: 0.25% for the Cyclical Growth and Income ETF Portfolio, and 0.24% for the Cyclical Growth ETF Portfolio. The total operating expenses of the Portfolio, including the weighted average of the total operating expenses of the Underlying ETFs or other investment companies as of December 31, 2006, before any applicable fee waivers and expense reimbursements, were: 1.06% for the Cyclical Growth and Income ETF Portfolio, and 1.03% for the Cyclical Growth ETF Portfolio. See the fund prospectus for the portfolios for a description of the allocation targets for each portfolio.



(26) Pursuant to an expense limitation agreement, the Investment Adviser has agreed, for a period of one year commencing May 1, 2007, to limit its fee and to reimburse expenses to the extent necessary to limit total operating expenses to 0.55%, excluding 12b-1 fees.



(27) The Management Fee has been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.

EXAMPLES

     These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fee. Variable Account annual expenses, and Eligible Fund fees and expenses. (1)

     The examples assume that the Contract has (i) the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, (ii) the Guaranteed Minimum Income Benefit Rider (Predictor Plus) and assuming the maximum charge permitted on an Optional Reset of 1.50% applies in all Contract years and (iii) the Earnings Preservation Benefit.

     EXAMPLE 1. This Example assumes that you invest $10,000 in a Standard Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               ------   -------   -------   --------
     (a).....................................................  $1,179   $2,002    $2,841     $5,187
     (b).....................................................  $1,104   $1,784    $2,486     $4,533

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted) (2):

                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $479    $1,462    $2,481     $5,187
     (b)......................................................   $404    $1,244    $2,126     $4,533

     EXAMPLE 2. This Example assumes that you invest $10,000 in a B Plus Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:

                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               ------   -------   -------   --------
     (a).....................................................  $1,427   $2,322    $3,248     $5,610
     (b).....................................................  $1,349   $2,097    $2,885     $4,954

     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted) (2):

                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $527    $1,602    $2,708     $5,610
     (b)......................................................   $449    $1,377    $2,345     $4,954

     EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract, do not surrender your Contract, annuitize or do not annuitize at the end of the applicable time period (no withdrawal charges apply to the C Class):

                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $512    $1,559    $2,635     $5,460
     (b)......................................................   $438    $1,343    $2,287     $4,831

     EXAMPLE 4. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               ------   -------   -------   --------
     (a).....................................................  $1,203   $1,981    $2,591     $5,382
     (b).....................................................  $1,128   $1,764    $2,240     $4,746



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted) (2):



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $503    $1,531    $2,591     $5,382
     (b)......................................................   $428    $1,314    $2,240     $4,746



     EXAMPLE 5. This Example assumes that you invest $10,000 in an P Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable withdrawal charges deducted) at the end of the applicable time period:



                                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                               ------   -------   -------   --------
     (a).....................................................  $1,269   $2,153    $2,972     $5,097
     (b).....................................................  $1,194   $1,933    $2,615     $4,436



     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no withdrawal charges would be deducted) (2):



                                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                ------   -------   -------   --------
     (a)......................................................   $469    $1,433    $2,432     $5,097
     (b)......................................................   $394    $1,213    $2,075     $4,436


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.
NOTES:

(1) The examples do not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). The examples use an average Contract Administrative Fee of .037% for the Standard Class; .027% for the B Plus Class; .058% for the C Class; .047% for the L Class; and .045% for the P Class. (See (4), on p. A-12.)

(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (see "Withdrawal Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-82).

                             HOW THE CONTRACT WORKS

                                    PURCHASE

- You must select one of five Classes of the Contract, each of which has different Withdrawal Charges and Asset-Based Insurance Charges:

  - Standard Class
  - B Plus Class
  - C Class
  - L Class
  - P Class

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines, which vary by Class.

                              ADDITIONAL PAYMENTS

- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date for the Standard Class; nine years for the B Plus Class; three years for the L Class; and nine years for the P Class; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 91. Joint Contract Owners may not make a purchase payment after the older Contract Owner reaches age 86.


- Minimum $500 with certain exceptions (see page A-30).


                                  WITHDRAWALS

- You may make withdrawals from your Contract, subject to imposition of a Withdrawal Charge.

- No Withdrawal Charge applies to Class C. For the other Classes, you may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.

- In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments.

- After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year.

- Withdrawals may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first 2 years.

- Premium tax charge may apply.

- You may also elect the Guaranteed Withdrawal Benefit Rider, which provides a return of your purchase payments over time (subject to the requirements of the rider).

                                 DEATH PROCEEDS

- You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits -- the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

- Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract.

- You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death.

- Your Death Proceeds are guaranteed not to be less than your total purchase payments adjusted for any prior withdrawals (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.
- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial withdrawals and Contract charges.
- The Contract Value invested in the Eligible Funds is not guaranteed.

- Earnings in the Contract are free of any current income taxes (see page A-71).

- You may change the allocation of future payments, within limits, at any time.
- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to situations that involve "market timing" and may apply to the Fixed Account.)

                              RETIREMENT BENEFITS

- Lifetime income options.
- Fixed and/or variable payout options.
- Retirement benefits may be taxable.
- A Guaranteed Minimum Income Benefit, which provides a "floor" on annuity payments.
- Premium tax charge may apply.

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may withdraw your Contract Value at any time, less any applicable Withdrawal Charge, subject to any applicable tax law restrictions.

- We may waive the Withdrawal Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct an Asset-Based Insurance Charge from the Contract Value daily. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. Asset-Based Insurance Charges (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization are:
  Standard Class -- MINIMUM-1.25%; MAXIMUM-1.60%
  B Plus Class -- MINIMUM-1.60%; MAXIMUM-1.95%
  C Class -- MINIMUM-1.60%; MAXIMUM-1.95%
  L Class -- MINIMUM-1.50%; MAXIMUM-1.85%
  P Class -- MINIMUM-1.15%; MAXIMUM-1.50%
  (These amounts increase by .25% for subaccounts investing in the American Funds Insurance Series)

- We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

- After annuitization, the amount of the Asset-Based Insurance Charge for each Class will be the charge that would apply for the standard death benefit, except that for the B Plus and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. These amounts increase by .25% for Subaccounts investing in the American Funds Insurance Series.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                       ANNUAL CONTRACT ADMINISTRATIVE FEE

- We deduct a $30 Contract Administrative Fee from the Contract Value in the Variable Account on each anniversary while the Contract is in-force and on full withdrawal. We deduct a pro rata portion on annuitization. We do not deduct this fee during the accumulation period or on annuitization if the Contract Value is $50,000 or more. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment.

                               WITHDRAWAL CHARGE

- No Withdrawal Charge applies to Class C.

- For the other Classes, we deduct a Withdrawal Charge (maximum of 9% of each purchase payment made) on certain full and partial withdrawals and certain annuitization transactions.

- You may withdraw the free withdrawal amount each Contract Year without incurring the Withdrawal Charge.


- The applicable Withdrawal Charge varies by Class (see page A-44).


                             OPTIONAL RIDER CHARGES

- Guaranteed Minimum Accumulation Benefit: 0.75% of the Guaranteed Accumulation Amount.


- Guaranteed Minimum Income Benefit Riders range: 0.50% - 0.80% of the Income Base (up to 1.50% upon Optional Reset)



- Guaranteed Withdrawal Benefit Riders range: 0.50% - 0.70% of the Guaranteed Withdrawal Amount (or the Total Guaranteed Withdrawal Amount for Lifetime Withdrawal Guarantee Benefit) up to a maximum of 0.95% upon Optional Reset (1.40% for the Lifetime Withdrawal Guarantee Joint Life Version)



- Earnings Preservation Benefit: 0.25% deducted from Contract Value as an annual percentage of the daily net assets of each Subaccount


                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence.

                                  THE COMPANY

     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into MetLife, an insurance company whose principal office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the subaccounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected subaccount invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

     The amount of the guaranteed death benefit that exceeds the Contract Value is paid from our general account. In addition, portions of the Contract's guaranteed living benefits payable may exceed the amount of the Contract Value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of the Company.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the subaccounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among the subaccounts (including the Fixed Account, with certain exceptions) as you choose at any one time (subject to limitation). However, you may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You may not choose more than 18 subaccounts (including the Fixed Account) at the time, you submit a subsequent purchase payment unless you notify us of your chosen allocation one or more days prior to submitting the payment. You must allocate a minimum of $500 to each account you select unless the Company consents to lower amounts. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You'll find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     AMERICAN FUNDS BOND FUND

     The American Funds Bond Fund's investment objective is to maximize current income and preserve capital by investing primarily in fixed-income securities.

     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND

     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH FUND

     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GROWTH-INCOME FUND

     The American Funds Growth-Income Fund's investment objective is to seek both capital appreciation and income.

     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO

     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

     BLACKROCK BOND INCOME PORTFOLIO

     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.

     BLACKROCK DIVERSIFIED PORTFOLIO

     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.

     BLACKROCK LARGE-CAP CORE PORTFOLIO (FORMERLY BLACKROCK LARGE CAP PORTFOLIO)

     The BlackRock Large-Cap Core Portfolio's investment objective is long-term growth of capital and income.

     BLACKROCK LARGE CAP VALUE PORTFOLIO

     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.

     BLACKROCK LEGACY LARGE CAP GROWTH

     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.

     BLACKROCK MONEY MARKET PORTFOLIO

     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.

     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.

     BLACKROCK STRATEGIC VALUE PORTFOLIO

     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.

     DAVIS VENTURE VALUE PORTFOLIO

     The Davis Venture Value Portfolio's investment objective is growth of capital.

     FI INTERNATIONAL STOCK PORTFOLIO

     The FI International Stock Portfolio's investment objective is long-term growth of capital.

     FI LARGE CAP PORTFOLIO

     The FI Large Cap Portfolio's investment objective is long-term growth of capital.

     FI MID CAP OPPORTUNITIES PORTFOLIO

     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.

     FI VALUE LEADERS PORTFOLIO

     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.

     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO

     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.

     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO

     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

     HARRIS OAKMARK INTERNATIONAL PORTFOLIO

     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.

     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO

     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.

     JANUS FORTY PORTFOLIO

     The Janus Forty Portfolio's investment objective is capital appreciation.

     JENNISON GROWTH PORTFOLIO

     The Jennison Growth Portfolio's investment objective is long-term growth of capital.

     LAZARD MID-CAP PORTFOLIO

     The Lazard Mid-Cap Portfolio's investment objective is long-term growth of capital.

     LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO (FORMERLY LEGG MASON AGGRESSIVE GROWTH PORTFOLIO WHICH WAS FORMERLY JANUS AGGRESSIVE GROWTH PORTFOLIO)

     The Legg Mason Partners Aggressive Growth Portfolio's investment objective is capital appreciation.

     LEGG MASON VALUE EQUITY PORTFOLIO

     The Legg Mason Value Equity Portfolio's investment objective is long-term growth of capital.

     LEHMAN BROTHERS(R) AGGREGATE BOND INDEX PORTFOLIO

     The Lehman Brothers(R) Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers(R) Aggregate Bond Index.

     LOOMIS SAYLES SMALL CAP PORTFOLIO

     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     LORD ABBETT BOND DEBENTURE PORTFOLIO

     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.

     MFS(R) RESEARCH INTERNATIONAL PORTFOLIO

     The MFS(R) Research International Portfolio's investment objective is capital appreciation.

     MFS(R) TOTAL RETURN PORTFOLIO

     The MFS(R) Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.

     MET/AIM SMALL CAP GROWTH PORTFOLIO

     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.

     METLIFE MID CAP STOCK INDEX PORTFOLIO

     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").

     METLIFE STOCK INDEX PORTFOLIO

     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

     MORGAN STANLEY EAFE(R) INDEX PORTFOLIO

     The Morgan Stanley EAFE(R) Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").

     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO

     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.

     NEUBERGER BERMAN REAL ESTATE PORTFOLIO

     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.

     OPPENHEIMER GLOBAL EQUITY PORTFOLIO

     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.

     PIMCO INFLATION PROTECTED BOND PORTFOLIO

     The PIMCO Inflation Protected Bond Portfolio's investment objective is to provide maximum real return, consistent with preservation of capital and prudent investment management.

     PIMCO TOTAL RETURN PORTFOLIO

     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.

     RCM TECHNOLOGY PORTFOLIO (FORMERLY RCM GLOBAL TECHNOLOGY PORTFOLIO)

     The RCM Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     RUSSELL 2000(R) INDEX PORTFOLIO

     The Russell 2000(R) Index Portfolio's investment objective is to equal the return of the Russell 2000(R) Index.

     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO

     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.

     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.

     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO

     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.

     WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES PORTFOLIO

     The Western Asset Management Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.

     WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO

     The Western Asset Management U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.

                          ASSET-ALLOCATION PORTFOLIOS

     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO

     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.

     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO

     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.

     METLIFE MODERATE ALLOCATION PORTFOLIO

     MetLife Moderate Allocation Portfolio's investment objective is a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.

     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO

     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.

                        EXCHANGE TRADED FUNDS PORTFOLIOS

     CYCLICAL GROWTH AND INCOME ETF PORTFOLIO

     The Cyclical Growth and Income ETF Portfolio's investment objective is growth of capital and income.

     CYCLICAL GROWTH ETF PORTFOLIO

     The Cyclical Growth ETF Portfolio's investment objective is growth of capital.

INVESTMENT ADVICE

     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Aggressive Growth................................    BlackRock Advisors, LLC(1)
BlackRock Bond Income......................................    BlackRock Advisors, LLC(1)
BlackRock Diversified......................................    BlackRock Advisors, LLC(1)
BlackRock Large Cap Value..................................    BlackRock Advisors, LLC(1)
BlackRock Legacy Large Cap Growth..........................    BlackRock Advisors, LLC(1)
BlackRock Money Market.....................................    BlackRock Advisors, LLC(1)
BlackRock Strategic Value..................................    BlackRock Advisors, LLC(1)
Davis Venture Value........................................    Davis Selected Advisers, L.P.(2)
FI International Stock.....................................    Fidelity Management & Research Company,
                                                               Inc.
FI Large Cap...............................................    Fidelity Management & Research Company,
                                                               Inc.
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company,
                                                               Inc.
FI Value Leaders...........................................    Fidelity Management & Research Company,
                                                               Inc.
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Jennison Growth............................................    Jennison Associates LLC
Lehman Brothers Aggregate Bond Index.......................    MetLife Investment Advisors Company,
                                                               LLC(4)
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
MFS Total(R) Return........................................    Massachusetts Financial Services Company
MetLife Mid Cap Stock Index................................    MetLife Investment Advisors Company,
                                                               LLC(4)
MetLife Stock Index........................................    MetLife Investment Advisors Company,
                                                               LLC(4)
Morgan Stanley EAFE(R) Index...............................    MetLife Investment Advisors Company,
                                                               LLC(4)
Neuberger Berman Mid Cap Value.............................    Neuberger Berman Management Inc.
Oppenheimer Global Equity..................................    OppenheimerFunds, Inc.
Russell 2000(R) Index......................................    MetLife Investment Advisors Company,
                                                               LLC(4)
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
Western Asset Management Strategic Bond Opportunities......    Western Asset Management Company
Western Asset Management U.S. Government...................    Western Asset Management Company
MetLife Conservative Allocation(3).........................    N/A(3)
MetLife Conservative to Moderate Allocation(3).............    N/A(3)
MetLife Moderate Allocation(3).............................    N/A(3)
MetLife Moderate to Aggressive Allocation(3)...............    N/A(3)
MetLife Aggressive Allocation(3)...........................    N/A(3)


------------


(1)Effective September 28, 2006 BlackRock Advisors, LLC replaced BlackRock Advisor's, Inc. as subadviser.



(2)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



(3)Metropolitan Fund Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however, there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying fund has its own subadviser.



(4)Effective April 30, 2007 MetLife Investment Advisors Company, LLC replaced Metropolitan Life Insurance Company as subadviser.


     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly, Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e., investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investors Series Trust Portfolios also has an Adviser (i.e., subadviser).


PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
BlackRock Large-Cap Core(1)................................    BlackRock Advisors, LLC
Harris Oakmark International...............................    Harris Associates L.P.
Janus Forty................................................    Janus Capital Management LLC
Lazard Mid-Cap.............................................    Lazard Asset Management LLC
Legg Mason Partners Aggressive Growth(2)...................    ClearBridge Advisors, LLC(3)
Legg Mason Value Equity....................................    Legg Mason Capital Management, Inc.
Lord Abbett Bond Debenture.................................    Lord, Abbett & Co. LLC
MFS(R) Research International..............................    Massachusetts Financial Services Company
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond.............................    Pacific Investment Management Company
                                                               LLC
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
RCM Technology(4)..........................................    RCM Capital Management LLC
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Cyclical Growth and Income ETF.............................    Gallatin Asset Management, Inc.
Cyclical Growth ETF........................................    Gallatin Asset Management, Inc.


------------


(1)Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio of the Metropolitan Fund merged with and into BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.



(2)Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.



(3)Effective October 1, 2006 ClearBridge Advisors, LLC replaced Janus Capital Management LLC as subadviser.



(4)Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.



     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.


     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Bond Fund...................................    N/A
American Funds Global Small Capitalization.................    N/A
American Funds Growth......................................    N/A
American Funds Growth-Income...............................    N/A


     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS


     An investment adviser (other than our affiliates MetLife Advisers, LLC; and Met Investors Advisory LLC) or subadviser of an Eligible Fund, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary, with respect to the Eligible Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Eligible Fund assets. Contract Owners, through their indirect investment in the Eligible Funds, bear the costs of these advisory fees (see the Eligible Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Eligible Funds attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



     Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



     We and/or certain of our affiliated insurance companies have joint ownership interests in affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies". Our ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Funds. We will benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See "FEE TABLE -- Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Funds and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers.)



     Certain Eligible Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Eligible Fund's 12b-1 Plan, if any, is described in more detail in the Eligible Fund's prospectus. (See "FEE
TABLE -- Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Eligible Fund's 12b-1 Plan decrease the Eligible Fund's investment return.



     We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Eligible Funds based on recommendations made by selling firms.



     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "DISTRIBUTION OF THE CONTRACTS.")



     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR ELIGIBLE FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE ELIGIBLE FUNDS YOU HAVE CHOSEN.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class B shares of the BlackRock Aggressive Growth, BlackRock Bond Income, BlackRock Diversified, BlackRock Money Market, FI Large Cap, FI Mid Cap Opportunities, Franklin Templeton Small Cap Growth, Lehman Brothers(R) Aggregate Bond Index, MFS(R) Total Return, MetLife Mid Cap Stock Index, MetLife Stock Index, Morgan Stanley EAFE(R) Index, Neuberger Berman Mid Cap Value,

          Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Large Cap Growth, T. Rowe Price Small Cap Growth, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; Class B shares of BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios for Contracts issued on or after May 1, 2004 and Class E shares of these Portfolios for Contracts issued prior to May 1, 2004.



     -- For the Met Investors Series Trust, we offer Class B shares of all Portfolios except the Harris Oakmark International Portfolio, which is Class B for Contracts issued on or after May 1, 2003 and Class E for Contracts issued prior to May 1, 2003, and the Legg Mason Value Equity Portfolio, which is Class B for Contracts issued on or after May 1, 2004 and Class E for Contracts issued prior to May 1, 2004.


     --   For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close subaccounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the BlackRock Money Market Subaccount.

                                 FIXED ACCOUNT

     You may allocate purchase payments to the Fixed Account in states that have approved this option (except for Contracts purchased on or after May 1, 2003 for which the C Class has been selected, Contracts which are purchased on or after that date in the state of New York if the optional, Predictor or GMIB I is selected, or any Contracts which are purchased in New York state if the optional Guaranteed Withdrawal Benefit is selected). The Fixed Account is not available if the Predictor Plus or GMAB is selected. The Fixed Account is a part of our general account and offers a guaranteed interest rate. (See "THE OPERATION OF THE FIXED ACCOUNT" for more information.) During annuitization, the Fixed Account is not available but a fixed payment option is available.

                                 THE CONTRACTS

     We will issue the Standard Class, C Class, L Class and P Class contracts to an individual through the age of 85 in all states except New York. In New York we will issue the Standard Class to an individual through the age of 82; the L Class and C Class through the age of 85; and the P Class through the age of 80. The maximum issue age for the B Plus Class (for an individual or joint contract owners) is through the age of 80 in all states. Unless otherwise noted, information provided in each section is applicable to all contract classes.

     The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes varying levels of Withdrawal Charges and Asset-Based Insurance Charges. THE ASSET-BASED INSURANCE CHARGE AMOUNTS DESCRIBED BELOW WILL INCREASE BY .25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Depending on your expectations and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following five available Classes of the Contract:

STANDARD CLASS

     If you do not select a Class, your Contract will be issued as a Standard Class Contract. The Standard Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 7% of each purchase payment, reducing over 7 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.25% to 1.60% during the accumulation period, depending on the death benefit that you select.

B PLUS CLASS

     If you select this Class, we will add a bonus amount to your Contract Value every time you make a purchase payment within the first Contract Year. The amount of the bonus is currently 4% of the amount of the purchase payment. The purchase payment bonus will be allocated among the subaccounts and the Fixed Account in the same manner as your purchase payments.

     The B Plus Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 9% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.60% to 1.95% during the withdrawal charge period, depending on the death benefit that you select. This charge is reduced by 0.35% after the expiration of the withdrawal charge period. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

     Generally, an annuity with a purchase payment bonus may have higher charges and expenses than a similar annuity without a purchase payment bonus. Or, it may have less advantageous benefits and other features, or some combination of different charges and benefits. Alternatively, the charges and features could be the same, but we could make less profit or pay lower commissions to sales agents, or both. Accordingly, you should always consider the expenses along with the benefits and other features to be sure any annuity or class of annuity meets your financial needs and goals. Additionally, the annuity purchase rates for the B Plus Class Contract are different than for other Classes (see "Amount of Annuity Payments").

     Under certain limited circumstances, we may take back the bonus (i.e., we may recapture it). If you cancel the Contract by returning it during the Free Look Period, we will deduct any bonus amounts from the refund amount. We will take back the premium credit as if it had never been applied if we recapture a purchase payment bonus. However, the amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

C CLASS

     The C Class does not impose any Withdrawal Charge on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. This Asset-Based Insurance Charge ranges from 1.60% to 1.95% during the accumulation period, depending on the death benefit that you select.

L CLASS

     The L Class reduces the period of time that a Withdrawal Charge applies on withdrawals, but imposes a higher Asset-Based Insurance Charge than the Standard Class. Specifically, the L Class imposes a Withdrawal Charge on withdrawals for three years equal to a maximum of 7% of each purchase payment (reducing to 6% in the second year and 5% in the third year). It also imposes an Asset-Based Insurance Charge that ranges from 1.50% to 1.85% during the accumulation period, depending on the death benefit that you select.

P CLASS

     The P Class lengthens the period of time that a Withdrawal Charge is imposed on withdrawals, and imposes a lower Asset-Based Insurance Charge than the Standard Class. Specifically, the P Class imposes a Withdrawal Charge on withdrawals equal to a maximum of 8% of each purchase payment, reducing over 9 years. It also imposes an Asset-Based Insurance Charge that ranges from 1.15% to 1.50% during the accumulation period, depending on the death benefit that you select. The Asset-Based Insurance Charge will be 1.25% after annuitization (see "Asset-Based Insurance Charge").

PURCHASE PAYMENTS

     Currently, the Standard Class and P Class minimum initial purchase payment is $5,000 for non-qualified plans and $2,000 for qualified plans unless we agree otherwise. The minimum subsequent purchase payment for non-qualified or qualified plans is $500 unless we agree otherwise. We will accept a different amount if required by Federal tax law. For the C Class and L Class, the minimum initial investment is $25,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. For the B Plus Class, the minimum initial investment is $10,000 and the minimum subsequent purchase payment is $500, unless we agree otherwise. The following exceptions may apply.

     -- For the Standard and P Classes only, when the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or as a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account through debit authorization we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

     -- For all other Contracts, we may accept monthly subsequent purchase payments as low as $100 per month if they are made through our automated payment program. The minimum initial purchase payment for the selected class must still be met.

     -- We reserve the right to refuse purchase payments made via personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be filled. (See "Access To Your Money.")

     -- We will not accept purchase payments made with cash, money orders or travelers checks.

     We may limit purchase payments made under a Contract. Currently, we may limit total purchase payments to $1,000,000.

     NO PURCHASE PAYMENTS MAY BE MADE (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE FOR THE STANDARD CLASS; NINE YEARS FOR THE B PLUS CLASS AND THE P CLASS; AND THREE YEARS FOR THE L CLASS OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED BY AN INDIVIDUAL) REACHES AGE
91. FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86.

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if the application is not complete within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made. If you have selected the B Plus Class and you return your Contract during this period, we will recapture the bonus credit amount. The amount returned to you will not be decreased by any investment loss and you will retain any investment gain attributable to the bonus.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a Contract, you may allocate your purchase payments to the subaccounts and/or the Fixed Account (subject to limitations). You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit your initial purchase payment. You must allocate a minimum of $500 dollars to each account you select. However, for IRAs and Roth IRAs, if purchase payments are less than $2,000, you may allocate the payments to a maximum of four accounts. You may not choose more than 18 subaccounts (including the Fixed Account) at the time you submit a subsequent purchase payment unless you notify us of your chosen allocation one or more days prior to submitting the payment. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected subaccounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value for each Class and subaccount depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each Class of each subaccount was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor is determined for each Class for each subaccount and reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions from the average daily net asset value of the subaccount for the Separate Account annual expenses which vary depending upon the Class, death benefit, and subaccounts you choose. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Sales Deductions.") The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "THE FIXED ACCOUNT.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be determined as of the end of the business day that we receive, at our Annuity Administration Office, both due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has Joint Owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity and an acceptable election for the payment method. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     You will receive the Standard Death Benefit unless you chose to receive one of two enhanced death benefits--the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. Each of these enhanced death benefits will increase the Asset-Based Insurance Charge applicable to your Contract. You may also elect to purchase, for an additional charge, the Earnings Preservation Benefit Rider, which provides an additional death benefit to assist with covering taxes payable at death. After annuitization, the charge for the Earnings Preservation Benefit Rider and the Guaranteed Minimum Income Benefit Rider will not be assessed.

STANDARD DEATH BENEFIT

     The Standard Death Benefit at any time will be the greater of:

          (1) the Contract Value; or

          (2) total Purchase Payments, reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse during the accumulation period, the Standard Death Benefit payable when the new Contract Owner dies will be the greater of:

          (1) the Contract Value; or

          (2) the Contract Value as of the effective date of the change of Contract Owner, increased by any purchase payments made and reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals (including any applicable Withdrawal Charge) taken after that date.

ANNUAL STEP-UP DEATH BENEFIT

     If you elect the Annual Step-Up Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Highest Anniversary Value as defined below.

     On the issue date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value as recalculated will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal. On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greatest of:

          (a) the Contract Value;

          (b) the Contract Value as of the effective date of the change of Contract Owner, increased by purchase payments received after that date and reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal (including any applicable Withdrawal Charge) made after that date; or

          (c) the Highest Anniversary Value, except that, on the effective date of the Contract Owner change, the Highest Anniversary Value will be recalculated and set equal to the Contract Value on that date.

     If a non-natural person owns the Contract, then the Annuitant shall be deemed to be Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

     If you elect the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the death benefit will be the greater of:

          (1) the Contract Value; or

          (2) the Enhanced Death Benefit.

     The Enhanced Death Benefit is the greater of (a) or (b) below:

          (a) Highest Anniversary Value (as defined above for the Annual Step-Up Death Benefit).

          (b) Annual Increase Amount: On the Issue Date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) Withdrawal Adjustments accumulated at the Annual Increase Rate. A Withdrawal Adjustment is equal to the value of the Annual Increase Amount immediately prior to a withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge).

     If you are a natural person and change the Contract Owner to someone other than your spouse, the death benefit is equal to the greater of the Contract Value or the Enhanced Death Benefit; however, for purposes of calculating the Enhanced Death Benefit:

          (a) the Highest Anniversary Value equals your Contract Value as of the date the Contract Owner is changed; and

          (b) the current Annual Increase Amount equals your Contract Value as of the date the Contract Owner is changed. After that date, the Contract Value on the date the Contract Owner is changed will be treated as the initial purchase payment, and purchase payments received and partial withdrawals taken (including any applicable Withdrawal Charge) prior to the changes of Contract Owner will not be taken into account.

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the death benefit. If Joint Owners are named, the age of the older will be used to determine the death benefit amount. You may not purchase this benefit if you are 80 years of age or older.

EARNINGS PRESERVATION BENEFIT RIDER

     The Earnings Preservation Benefit Rider is an optional rider that provides an additional death benefit ("Additional Death Benefit") to assist with covering income taxes payable upon death. This rider may not be suitable for all Contract Owners (particularly those approaching age 70 1/2) or in all circumstances. You should discuss with your registered representative whether this rider is appropriate for your needs and circumstances.

     The Additional Death Benefit Amount will be calculated upon the death of the first Owner or Joint Owner. If the spouse is the beneficiary and elects to continue the Contract, then he or she may: (1) continue the rider so that the Additional Death Benefit is payable upon his or her death; or (2) discontinue the rider and have the Additional Death Benefit that would have been payable at the Owner's death added to the Contract Value. The rider terminates, and the rider fee is no longer deducted, upon payment of the Additional Death Benefit.

     Before the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage from the table below times the amount calculated by (a)-(b) below:

          (a) is the death benefit under your Contract; and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract and then against purchase payments.

     On or after the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, the Earnings Preservation Benefit is equal to the applicable Benefit Percentage times the amount calculated by (a)-(b) below:

          (a) the death benefit amount on the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

          (b) total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals (including any applicable Withdrawal Charge) are first applied against earnings in the Contract, and then against purchase payments.

                               BENEFIT PERCENTAGE

    ISSUE AGE       PERCENTAGE
    ---------       ----------
Ages 69 or younger      40%
Ages 70-79              25%
Ages 80 and above        0%

     If a non-natural person owns the Contract, then the Annuitant will be treated as the Contract Owner in determining the Earnings Preservation Benefit. If Joint Owners are named, the age of the older Contract Owner will be used to determine the Earnings Preservation Benefit. You may not purchase this benefit if you are 80 years of age or older.

     WE DEDUCT A DAILY FEE AT THE ANNUAL RATE OF 0.25% OF AVERAGE DAILY NET ASSETS IN THE SUBACCOUNTS FOR THIS RIDER PRIOR TO ANNUITIZATION.

     Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available

(see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law. For Death Proceeds to be paid other than immediately in lump sum, any portion in the Variable Account remains in the Variable Account until distribution begins. From the time the Death Proceeds are determined until complete distribution is made, any amount in the Variable Account will be subject to investment risk. The beneficiary bears such investment risk.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death, at our Annuity Administrative Office, to make an election. If you make no election, your Contract will be continued if permitted under our rules then in effect. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. We may also offer a payment option under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Qualified Contracts. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distribution on the death of the Annuitant under tax-qualified plans. However, for the Qualified Contracts, if Death Proceeds are applied to a payment option, payment must begin no later than the end of the calendar year immediately following the year of death.

     Please check with your registered representative regarding the availability of the following in your state.

     We may also offer a payment option, for certain Qualified Contracts and Non-Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new Contract to your Beneficiary in order to facilitate the distribution of payments. The new Contract will be of the same class as your Contract, except if your Contract is a B Plus Class Contract, in which case we will issue a C Class Contract. Your Beneficiary may choose any optional death benefit available under the new Contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. Moreover, if the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law also generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death). (See "Federal Income Tax Considerations.") To the extent permitted under tax law, and in accordance with our procedures, your designated Beneficiary is permitted to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified or Non-Qualified Contracts, depending on which type of Contract you own, held in the name of the decedent. Your Beneficiary is also permitted to choose some of the optional benefits available under the Contract, but certain Contract provisions or programs may not be available. The beneficiary may be permitted to choose some of the optional benefits available under the contract but no optional living benefit riders are available and certain contract provisions or programs may not be available.

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE

DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS A PERMISSIBLE ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially withdraw his or her portion of the Contract Value, but may not make further purchase payments or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Withdrawal Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal Joint Owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office,:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     If the surviving spouse elects to continue the Contract under the Spousal Continuation provision, the Contract Value under the continued Contract will be adjusted as of the date we received due proof of death to an amount equal to the death benefit amount that would have been payable at the Contract Owner's death (excluding any amount that would have been payable under the Earnings Preservation Benefit Rider if the surviving spouse elects to continue the Rider). Any excess of the death benefit amount over the Contract Value will be allocated among the accounts in the same proportion as they had been prior to the continuation. The spouse is permitted to make additional purchase payments. The spouse is not permitted to choose any optional riders available under the contract unless the deceased spouse had previously purchased the benefit at issue of the contract.

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT. Additionally we will treat the absence of an election as if the Earnings Preservation Benefit had been declined. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among subaccounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between subaccounts and/or the Fixed Account. See the Statement of Additional Information about the Contracts, "Tax Status of the Contract."

     We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee of up to $25. We will not restrict transfers to less than 12. If we do change our policy, we will notify you in advance. You may not make a transfer to more than 18 subaccounts (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 subaccounts (including the Fixed Account) may be made by calling our Annuity Administrative Office. If you have elected the GMAB rider, no transfers are permitted while this rider is in effect except under the EDCA program (see "Guaranteed Minimum Accumulation Benefit"). If you have elected to add the Predictor Plus rider or Lifetime Withdrawal Guarantee rider to your Contract, you may only make transfers between certain Eligible Funds. Please refer to the section "GUARANTEED MINIMUM INCOME BENEFIT--Description of Predictor Plus--Allocation Restrictions" or "GUARANTEED WITHDRAWAL BENEFIT--Description of Lifetime Withdrawal Guarantee--Allocation Restrictions."

     Currently we allow a maximum of $500,000 and a minimum of $500 for each transfer unless otherwise agreed. (If a subaccount contains less than $500, that full amount may be transferred to a subaccount in which you already invested, or you may transfer this amount in combination with Contract Value from another subaccount so that the total transferred to the new subaccount is at least $500.)


     During the Annuity Period, you may not make any transfers to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Additionally, during the Annuity Period, the following subaccounts are currently not available: Western Asset Management U.S. Government--Class B, Western Asset Management Strategic Bond Opportunities--Class B, BlackRock Diversified--Class B, MFS Total Return--Class B, BlackRock Large Cap Value--Class B, David Venture Value--Class B, FI Value Leaders--Class B, Harris Oakmark Large Cap Value--Class B, Harris Oakmark Focused Value--Class B, BlackRock Strategic Value--Class B, FI International Stock--Class B, Oppenheimer Global Equity--Class B, BlackRock Legacy Large Cap Growth--Class B, Jennison Growth--Class B, T. Rowe Price Large Cap Growth--Class B, Loomis Sayles Small Cap--Class B, BlackRock Aggressive Growth--Class B, T. Rowe Price Small Cap Growth--Class B, Neuberger Berman Real Estate--Class B, Oppenheimer Capital Appreciation--Class B, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap subaccounts. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. For information regarding the impact of subaccount transfers on the level of annuity payments, see the Statement of Additional Information.


     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among as many subaccounts as you choose (including the Fixed Account) at any time. You must allocate a minimum of $500 dollars per account. We will not process transfer requests not complying with this rule.

     --MARKET TIMING

     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt Eligible Fund management strategy, requiring an Eligible Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the American Funds Global Small Capitalization Fund, BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Franklin-Templeton Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Loomis Sayles Small Cap Portfolio, Lord Abbett Bond Debenture Portfolio, MFS Research International Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Oppenheimer Global Equity Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio), and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). In addition, as described below, we are required to treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap and high yield Eligible Funds, in a 12-month period there were, (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Contract Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in with the next seven calendar days, in either case subject to certain other criteria.



     We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature.

     Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Eligible Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds, we have entered into a written agreement, as required by SEC regulation, with each Eligible Fund or its principal underwriter that obligates us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Eligible Fund.



     In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Eligible Funds. If an Eligible Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Eligible Fund may reject the entire omnibus order.


     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.

     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.


     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Currently we are not imposing these restrictions but we have the right to reimpose them at anytime. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. (See "THE OPERATION OF THE FIXED ACCOUNT" and the Statement of Additional Information.)


DOLLAR COST AVERAGING


     We offer an automated transfer privilege called dollar cost averaging. There is no charge to you for this feature. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. The program is not available if you have selected the Guaranteed Minimum Accumulation Benefit rider. (See APPENDIX A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)



     Guaranteed Account. To the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate to eligible payments that you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging (an "enhanced dollar cost averaging option"). The Guaranteed Account is part of our general account. Enhanced dollar cost averaging is available for Standard Class, P Class and L Class Contracts, but is not available for B Plus Class and C Class Contracts or to purchase payments which consist of money exchanged from other contracts we or an affiliate issues. A purchase payment must be a minimum of $10,000 in order for it to be eligible for the enhanced dollar cost averaging option. A minimum of $500 must be allocated to the enhanced dollar cost averaging option. Only one dollar cost averaging program may be in effect at one time. Certain rules and limitations may apply to the purchase payments you can allocate to the Guaranteed Account.



     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. We may in the future offer enhanced dollar cost averaging for a duration of three months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. Subsequent transfers will be made on the same day in subsequent months. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. If the selected day is not a business day, the transfer will be deducted from the enhanced dollar cost averaging option on the selected day but will be applied to the subaccounts on the next business day. Enhanced dollar cost averaging interest will not be credited on the transfer amount between the selected day and the next business day.


     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months) generally at the then current rate. The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a first-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).

     If you cancel your participation in the enhanced dollar cost averaging option, and your Contract was issued on or after May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the subaccounts in accordance with the percentages you have chosen for the enhanced dollar cost averaging program. If your Contract was issued prior to May 1, 2005, any remaining balance of your Contract Value in the Guaranteed Account will be transferred to the BlackRock Money Market Subaccount unless you instruct us otherwise.

ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. There is no charge to you for this program. Contract Value allocated to the subaccounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the subaccounts periodically (either annually, semi-annually or quarterly, and when available, monthly) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those subaccounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the Contract or at a later date by contacting our Annuity Administrative Office. You specify the percentage allocations to which your Contract Value will be reallocated among the subaccounts (excluding the Fixed Account). On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the subaccounts to the extent necessary to return the allocation to your specifications. If the last day of the period you select is the 29th, 30th or 31st of the month, transfers are made on the 1st day of the following month. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

WITHDRAWALS

     Before annuitization, you may withdraw all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administration Office, reduced by the following amounts:

     --  any applicable Withdrawal Charge and

     --  the Contract Administrative Fee.

     We currently do not impose but reserve the right to deduct a premium tax charge on withdrawals or payment of Death Proceeds in certain states.

     See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to withdraw your Contract Value.

     -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial withdrawals and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years.). (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     Because a withdrawal may result in adverse tax consequences, you should consult a qualified tax adviser before making the withdrawal. (See "FEDERAL INCOME TAX CONSIDERATIONS.")

     How to withdraw all or part of your Contract Value.

     -- You must submit a request to our Annuity Administrative Office. (See "Requests and Elections.")

     -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Withdrawal Charge waived. (See "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS.")

     -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).

     -- We have to receive your withdrawal request in our Annuity Administrative Office prior to the Maturity Date or the Contract Owner's death.

     We will normally pay withdrawal proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.") We may also withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

     Amount of Withdrawal. We will base the amount of the withdrawal proceeds on the Accumulation Unit Values that are next computed after we receive the completed withdrawal request at our Annuity Administrative Office. However, if you choose to apply the withdrawal proceeds to a payment option, we will base the withdrawal proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial withdrawal is a minimum of $500 unless we consent otherwise. After a partial withdrawal, your remaining Contract Value must be at least $2,000, unless we consent to a lower amount. A partial withdrawal will reduce your Contract Value in the subaccounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw equal dollar amounts of your Contract Value automatically on a monthly, quarterly, semi-annual or annual basis prior to annuitization. For all Classes other than the C Class, only monthly or quarterly withdrawals may be made during the 1st Contract Year. If you would like to receive your Systematic Withdrawal Program payment on or about the first of the month, you should make your request by the 20th day of the month. The annualized amount to be withdrawn cannot exceed 10% of total purchase payments, unless we agree otherwise. Currently a withdrawal must be a minimum of $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Withdrawal Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial withdrawals and withdrawals of Contract Value. (See "Withdrawal Charge.")

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Withdrawal Charge on the withdrawals at the same time that you are making the new purchase payments.

     You may only have one systematic withdrawal program in effect at any time.

     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

SUSPENSION OF PAYMENTS

     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between subaccounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists, as determined by the Securities and Exchange Commission, so that it is not practicable to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans, or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

INACTIVE CONTRACTS

     We may terminate this Contract by paying you the Contract Value in a lump sum if, prior to the date you choose to annuitize, you make no purchase payments for two consecutive Contract Years (unless otherwise specified by your state), the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 (or any lower amount required by Federal tax law), and the Contract Value on or after the end of such two year period is less than $2,000. Accordingly, no Contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your traditional IRA, Roth IRA, SEP, SIMPLE or other Qualified Contract.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

     --  change the Beneficiary

     -- change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules)

     --  assign the Contract (subject to limitations)

     --  change the payment option

     -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     You may not change the ownership of your Contract without our consent. A change of ownership may terminate certain optional riders. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "FEDERAL INCOME TAX CONSIDERATIONS" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax adviser.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.

     Subject to our restrictions on "market timing", requests for subaccount transfers, address changes or reallocation of future purchase payments may be made:

     -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

     --  Through your Registered Representative

     -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594

     --  By fax (515) 457-4301, or

     -- For transfers or reallocation of future purchase payments, by Internet at www.nef.com

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay, we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. We may allow requests for a withdrawal over the telephone, by fax, or through the Internet, subject to certain limitations. We may stop offering telephone, fax and Internet transactions at any time in our sole discretion.

     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.

     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.

CONFIRMING TRANSACTIONS

     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

                         ASSET-BASED INSURANCE CHARGE,
                     WITHDRAWAL CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Asset-Based Insurance Charge

     -- Contract Administrative Fee

     -- Withdrawal Charge

     -- For Contracts with an Earnings Preservation Benefit Rider, an extra fee

     -- For Contracts with a GMIB Rider, an extra fee

     -- For Contracts with a GWB Rider, an extra fee

     -- For Contracts with the GMAB Rider, an extra fee

     -- Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Asset-Based Insurance Charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-13 through A-16.

ASSET-BASED INSURANCE CHARGE

     We impose an annual Asset-Based Insurance Charge on the Contract Value. The amount of the charge depends upon the Class of Contract you select, the features you choose for your Contract, and the subaccounts you select. We deduct this charge daily from the assets in each subaccount.

     This amount compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the Contract. These guarantees include making annuity payments that won't change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the Contract. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making and maintaining subaccounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and Dollar Cost Averaging.

     If the Asset-Based Insurance Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

     The chart below lists the amount of the Asset-Based Insurance Charge (as an annual percentage of the daily net assets of each subaccount) for each Class and for each death benefit option prior to annuitization.*

                                                      STANDARD   B PLUS
                                                       CLASS     CLASS**   C CLASS   L CLASS   P CLASS
                                                      --------   -------   -------   -------   -------
Standard Death Benefit..............................    1.25%     1.60%     1.60%     1.50%     1.15%
Annual Step-Up Death Benefit........................    1.45%     1.80%     1.80%     1.70%     1.35%
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit.....................................    1.60%     1.95%     1.95%     1.85%     1.50%

 * We currently impose an additional Asset-Based Insurance Charge of 0.25% of average daily net assets on the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Subaccounts. We reserve the right to impose an increased Asset-Based Insurance Charge on subaccounts that we add to the Contract in the future. The increase will not exceed the annual rate of 0.25% of average daily net assets in any such subaccounts.

** The Asset-Based Insurance Charge will be reduced on the B Plus Class by 0.35% after the expiration of the 9-year Withdrawal Charge period.

     For Contracts issued prior to May 1, 2003, the Asset-Based Insurance Charge for the Annual Step-Up Death Benefit and the Greater of Annual Step-Up or 5% Annual Increase Death Benefit is 0.10% lower than what is described in the table. We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. The Asset-Based Insurance Charge for all Classes increases by .25% for subaccounts investing in the American Funds Insurance Series.

CONTRACT ADMINISTRATIVE FEE

     The annual Contract Administrative Fee is $30. This fee (along with a portion of the Asset-Based Insurance Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the fee for the prior Contract Year from your Contract Value on each Contract anniversary, if your Contract Value is less than $50,000, and at the time of a full withdrawal regardless of your Contract size, from each subaccount in the ratio that the Contract Value in the subaccounts bears to your total Contract Value (excluding the Fixed Account). We will deduct it, pro rata, at annuitization if your Contract Value is less than $50,000. We reserve the right to deduct this fee during the Annuity Period, pro rata from each annuity payment. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Contract Administrative Fee only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

WITHDRAWAL CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Withdrawal Charge may apply on certain events ("withdrawal events"). THIS CHARGE DOES NOT APPLY TO THE C CLASS. Withdrawal events are: (a) a full or partial withdrawal of your Contract (including withdrawals where you apply the proceeds to certain payment options); (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option; or (c) under Contracts issued in New York, the Annuity Date if as of that date a purchase payment has been invested for less than seven years on the Standard Class, nine years on the B Plus and P Class, and three years on the L Class.

     When you make a full withdrawal of your Contract, we take into account the Withdrawal Charge in calculating the proceeds you will receive. On a partial withdrawal, we deduct the Withdrawal Charge from the Contract Value remaining after deduction of the amount you requested. We take the Withdrawal Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value withdrawn.

     The Charge equals a percentage of each purchase payment withdrawn. Each purchase payment is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:

NUMBER OF COMPLETE         STANDARD
YEARS FROM RECEIPT OF       CLASS     B PLUS CLASS   L CLASS   P CLASS
PURCHASE PAYMENT            CHARGE       CHARGE      CHARGE    CHARGE
---------------------      --------   ------------   -------   -------
     0..................      7%           9%           7%        8%
     1..................      6%           8%           6%        8%
     2..................      6%           8%           5%        8%
     3..................      5%           7%           0%        7%
     4..................      4%           6%           0%        6%
     5..................      3%           5%           0%        5%
     6..................      2%           4%           0%        4%
     7..................      0%           2%           0%        3%
     8..................      0%           2%           0%        2%
     9 and thereafter...      0%           0%           0%        0%

     On a Standard, B Plus, L, or P Class Contract in any Contract Year you may withdraw the free withdrawal amount without incurring the Withdrawal Charge.

     In the first Contract Year, no free withdrawal amount is available unless it is part of a monthly or quarterly systematic withdrawal program in which the monthly withdrawal amount does not exceed 1/12 of 10% of total purchase payments or the quarterly amount does not exceed 1/4 of 10% of total purchase payments. After the first Contract Year, the annual free withdrawal amount is equal to 10% of total purchase payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Earnings may be withdrawn at any time, free from any Withdrawal Charge.

     We will attribute a withdrawal first to earnings, then to the free withdrawal amount, and then to remaining purchase payments. All withdrawals of purchase payments (including the free withdrawal amount) will result in the liquidation of purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.

     If your Contract Value is less than your total purchase payments due to negative investment performance or deduction of the Contract Administrative Fee, we apply the Withdrawal Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Withdrawal Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

     Waiver of the Withdrawal Charge. No Withdrawal Charge will apply to the Standard, L, P and B Plus Class:

     --   On the Maturity Date or payment of the Death Proceeds.

     -- If you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Withdrawal Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to withdrawal. We will base the portion of the Withdrawal Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Withdrawal Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Withdrawal Charge would expire. (See example in APPENDIX B.)

     -- On full or partial withdrawals if you, a Joint Owner, or Annuitant if the Contract is not owned by an individual, become terminally ill (as defined in the Contract), become chronically ill (as defined in the Contract), or are permanently and totally disabled (as defined in the Contract). These benefits are only available if you were not over age 65 (for the disability benefit) or age 80 (for the terminally ill or chronically ill benefit) when we issued the Contract, and may not be available in every state. These waivers are only applicable for the Standard, B Plus, L and P Class Contracts.

     -- On minimum distributions required by tax law. We currently waive the Withdrawal Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous withdrawals were made during the Contract Year. (See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts.")

     We may also waive the Withdrawal Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any subadviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of purchase payment to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional purchase payment to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

EARNINGS PRESERVATION BENEFIT RIDER

     If you have selected the Earnings Preservation Benefit Rider, we impose a daily fee at the annual rate of 0.25% of average daily net assets in the subaccounts prior to annuitization.

GUARANTEED MINIMUM INCOME BENEFIT RIDER

     If you have selected a Guaranteed Minimum Income Benefit Rider ("GMIB")--either the Predictor Plus, Predictor or GMIB I, we impose a charge of 0.80% (for the Predictor Plus) and 0.50% (for the Predictor or GMIB I) of the Income Base at the time the charge is assessed. For the Predictor Plus, if you elect an Optional Reset on any Contract Anniversary as permitted, we may increase the GMIB charge to the then current charge applicable to the same rider, but no more than a maximum of 1.50% of the Income Base. The rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts applied for prior to February 26, 2007, the charge for the Predictor Plus (prior to Optional Reset) is 0.75% of the Income Base. For Contracts applied for from May 1, 2003 through April 30, 2005, the GMIB charge is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003, the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%). See "GUARANTEED MINIMUM INCOME BENEFIT" for more information on how the charge is calculated.

GUARANTEED WITHDRAWAL BENEFIT RIDER

     We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the Contract. There are three different versions of the GWB under Contract (a maximum of two of which are available in your state); GWB I, Enhanced GWB, and Lifetime Withdrawal Guarantee. If you elect a GWB rider, a charge is deducted from your Contract Value on each Contract Anniversary. The charge for the GWB I or Enhanced GWB rider is equal to 0.50% of the Guaranteed Withdrawal Amount (see "Guaranteed Withdrawal Benefit--Description of Guaranteed Withdrawal Benefit I") on the applicable Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. The charge for the Lifetime Withdrawal Guarantee Benefit rider is equal to 0.50% (Single Life version) or 0.70% (Joint Life Version) of the Total Guaranteed Withdrawal Amount (see "Guaranteed Withdrawal Benefit--Description of Lifetime Withdrawal Guarantee") on the applicable Contract Anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such Contract Anniversary. The GWB rider charge is deducted from your Contract Value pro rata from each subaccount, the Fixed Account and the Enhanced Dollar Cost Averaging ("EDCA") Guaranteed

Account in the ratio each account bears to your total Contract Value. We take amounts from the subaccounts that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value, you apply your Contract Value to an annuity option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), or the Contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change. If the Enhanced GWB or Lifetime Withdrawal Guarantee rider is cancelled following an eligible Contract Anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the Contract Anniversary to the date the cancellation takes effect.

     If you elect an Optional Reset on the 5th (or if applicable, the 3rd) Contract Anniversary under the GWB I rider or on the 3rd Contract Anniversary under the Enhanced GWB rider, or thereafter as permitted, we may increase the rider charge to the GWB I/Enhanced GWB rider charge applicable to current Contract purchases with the same rider at the time of the reset, but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current Contract purchases with the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

     If the GWB I rider is in effect, the rider charge will continue even if your Benefit Base equals zero. If the Enhanced GWB rider is in effect, the rider charge will not continue if your Benefit Base equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue if your Remaining Guaranteed Withdrawal Amount equals zero.

     Some of the descriptions of the GWBI rider may have changed subject to state approval of an endorsement.

GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

     If you elect the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge is deducted from your Contract Value on each Contract Anniversary. The charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary. (See "GUARANTEED MINIMUM ACCUMULATION BENEFIT.")

PREMIUM AND OTHER TAX CHARGES

     We reserve the right to deduct from the purchase payments or Contract Value any taxes paid by us to any governmental entity relating to this Contract (including without limitation: premium taxes, federal, state and local withholding of income, estate, inheritance and other taxes required by law, and any new or increased state income taxes enacted). We will, at our sole discretion, determine when taxes relate to the Contract, including for example when they have resulted from: the investment experience of the Variable Account; receipt by us of purchase payments; commencement of annuity benefits; payment of death benefits; partial and full withdrawals; and any new or increased taxes which become effective that are imposed on us and which relate to purchase payments, earnings, gains, losses, fees, and charges under the Contract. We may, at our sole discretion, pay taxes when due and make a deduction for such taxes from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

     Most states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Owner when a withdrawal is made or Death Proceeds are paid and to the state of residence of the annuitant when annuity benefits commence. In South Dakota, we reserve the right to deduct the premium tax charge at the earliest of: a full or partial withdrawal of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision).

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. For contracts sold in California to 408(a) IRA Trusts, the premium tax charge is 2.35%. See Appendix C for a list of premium tax rates.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date or at any earlier date you choose to annuitize and provides for payments to be made to the Payee. You may apply your Contract Value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the age of the Annuitant. The Maturity Date is the later of (i) the date when the Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law) or
(ii) 10 years from the date of issue (this requirement may be changed). If your Contract is acquired pursuant to an exchange from an old contract (see "THE CONTRACTS--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract.

     Upon the death of an Annuitant who is not the Owner or Joint Owner, during the Accumulation Period, the Owner automatically becomes the Annuitant, unless the Owner chooses a new Annuitant subject to our underwriting rules in effect at the time of the request for this change. If the Owner is a non-natural person, the death of the Annuitant will be treated as the death of an Owner. If you change the Annuitant, or the Owner becomes the Annuitant because of the original Annuitant's death, we will change the Maturity Date, if necessary, so that it is the date when the new Annuitant, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).

     Unless you elect another option, variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. Any Contract Value in the Fixed Account will be applied to provide fixed, not variable, payments. You can change this annuity payment option at any time prior to annuitization. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "ASSET-BASED INSURANCE CHARGE, WITHDRAWAL CHARGE AND OTHER DEDUCTIONS") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and the sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. You may choose to have annuity payments made on a monthly, quarterly, semi-annual, or annual frequency. (See "Amount of Annuity Payments.")

     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Annuity Date, at full or partial withdrawal, or when death proceeds are payable. (Some options are not available for death proceeds.)

     For a description of the tax consequences of full and partial annuitization, see "FEDERAL INCOME TAX CONSIDERATIONS".

     In addition to the annuity options described below, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Contract Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from Qualified Contracts. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." We intend to make this payment option available to both tax qualified and non-tax qualified Contracts.

     You select an annuity payment option by written request to us and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable payments for the number of years elected, which may not be more than 30 except with our consent. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income. We will make variable payments which will continue: while the Payee is living* ; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     You may be able to purchase the Contract as the beneficiary of a deceased person's Individual Retirement Account. If you do so, you must take distribution of the Contract Value in accordance with the minimum required distribution rules set forth in the Internal Revenue Code and IRS regulations. See "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." Under certain circumstances, you may satisfy those requirements by electing an annuity option, but you may only elect an annuity option that is available for Death Proceeds. You may choose any optional death benefit available under the Contract, but certain other Contract provisions and programs will not be available. Upon your death, the Death Proceeds would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     You may withdraw the commuted value of the payments remaining under a variable period certain option (such as the Variable Income for a Specified Number of Years Option). You may not commute a fixed period certain option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining payments. For variable income payment options, the calculation of the commuted value will be done using the assumed investment return applicable to the Contract. (See "Amount of Annuity Payments".) For fixed income payment options, the calculation of the commuted value will be done using the then current annuity purchase rates.

     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.


     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law which, among other things, may restrict payment to the life expectancy of the payee and/or may limit the choice of percentage reduction in payments under a joint and survivor option. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.


     We continue to assess an Asset-Based Insurance Charge after annuitization. If you elect an enhanced death benefit, the amount of the Asset-Based Insurance Charge after annuitization will equal the level of the charge that would apply if you had not elected an enhanced death benefit; except that for the B Plus Class and P Class, the Asset-Based Insurance Charge will be 1.25% after annuitization. THE ASSET-BASED INSURANCE CHARGE FOR ALL CLASSES INCREASES BY ..25% FOR SUBACCOUNTS INVESTING IN THE AMERICAN FUNDS INSURANCE SERIES. Charges for the Guaranteed Minimum Income Benefit and the Earnings Preservation Benefit Rider will not be assessed after annuitization.

AMOUNT OF ANNUITY PAYMENTS


     At the Annuity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, Contract Administrative Fee, and Withdrawal Charges) is applied toward the purchase of annuity payments. We determine the amount of variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed investment return selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected.



     The Fixed Account is not available under variable payment options. Additionally, during the Annuity Period, the following subaccounts are currently not available: Western Asset Management U.S. Government--Class B, Western Asset Management Strategic Bond Opportunities--Class B, BlackRock Diversified--Class B, MFS Total Return--Class B, BlackRock Large Cap Value--Class B, David Venture Value--Class B, FI Value Leaders--Class B, Harris Oakmark Large Cap Value--Class B, Harris Oakmark Focused Value--Class B, BlackRock Strategic Value--Class B, FI International Stock--Class B, Oppenheimer Global Equity--Class B, BlackRock Legacy Large Cap Growth--Class B, Jennison Growth--Class B, T. Rowe Price Large Cap Growth--Class B, Loomis Sayles Small Cap--Class B, BlackRock Aggressive Growth--Class B, T. Rowe Price Small Cap Growth--Class B, Neuberger Berman Real Estate--Class B, Oppenheimer Capital Appreciation--Class B, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation, MetLife Aggressive Allocation, Cyclical Growth and Income ETF, Cyclical Growth ETF, American Funds Bond, PIMCO Inflation Protected Bond and FI Large Cap subaccounts. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period.



     We calculate the initial payment using the assumed investment return you select. The amount of each payment after the initial payment will depend on how the subaccounts perform, relative to the assumed investment return. If the actual net investment return (annualized) exceeds your assumed investment return, the payment will increase. Conversely, if the actual return is less than your assumed investment return, the annuity payment will decrease.



     When selecting an assumed investment return, you should keep in mind that a lower assumed investment return will result in a lower initial annuity payment, but subsequent annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Eligible Funds. On the other hand, a higher assumed investment return will result in a higher initial payment than a lower assumed investment return, but later payments will rise more slowly or fall more rapidly. You may select an assumed investment return of 3.5% or, if allowed by applicable law or regulation, 5%. If you do not choose an assume investment return, we will use 3.5%.

     If you own a B Plus Class Contract and choose to annuitize under a fixed or variable payment option during the 9-year withdrawal charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for fixed or variable annuity payments will be different for B Plus Class Contracts than for other Classes. The effect of these different rates would be to lower your annuity payments.

     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                       GUARANTEED MINIMUM INCOME BENEFIT

     You may also elect a Guaranteed Minimum Income Benefit (the "GMIB"). We offer three different versions of the GMIB, only two of which will be offered in any particular state. Please check with your registered representative on which versions are available in your particular state. Version I is known as GMIB I, version II is known as the Predictor and version III is known as the Predictor Plus. All three versions are described below. For Contracts issued prior to February 26, 2007, we offered a version of Predictor Plus that is no longer available. (See also "APPENDIX E: Guaranteed Minimum Income Benefit Examples.") The Income Base (as described below) that is guaranteed by the GMIB does not establish or guarantee a Contract Value or a minimum return for any subaccount. Rather, the GMIB is designed to provide you with a predictable minimum level of income after a minimum 10-year waiting period for life regardless of investment performance or actual Contract Value, by providing a minimum guaranteed lifetime fixed income benefit in the form of fixed monthly annuity payments. You may not have this benefit and the Guaranteed Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.

     For purposes of calculating the Income Base, the B Plus Class bonus credits are not included. The Guaranteed Principal Option of Predictor Plus does guarantee a minimum account value after a 10-year waiting period that is available for cash withdrawals. If you exercise the Guaranteed Principal Option after the waiting period, this guarantee applies in lieu of receiving GMIB payments.

     The amount of the benefit is determined by applying the Income Base (described below) at the time of exercise to the GMIB Annuity Table specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per annum. The annuity rates in the Table are conservative, so the amount of guaranteed minimum lifetime income that the Predictor Plus, the Predictor or the GMIB I produces may be less than the amount of annuity income that would be provided by applying your Contract Value on your annuity date to then-current annuity purchase rates. In this case, you will receive the higher annuity payments.

DESCRIPTION OF THE PREDICTOR

     The Predictor may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday. The Predictor is only available for owners up through age 75, and you can only elect the Predictor at the time you purchase the contract. This election is irrevocable. If you purchase the Predictor, we will deduct an additional charge of 0.50% of the Income Base (see below) each year in arrears.

     The Income Base is the greater of (a) or (b) below.

          (a) Highest Anniversary Value: On the Issue Date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

          (b) Annual Increase Amount: On the Issue Date, the Annual Increase Amount is equal to your initial purchase payment. (For these purposes, all purchase payments credited within 120 days of the date we issued the Contract will be treated as if they were received on the date we issue the Contract.) Thereafter, the Annual Increase Amount is equal to (i) less
     (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 5% per year through the Contract Anniversary immediately on or following the Contract Owner's 85th birthday; and

             (ii) is Withdrawal Adjustments accumulated at the Annual Increase Rate. Withdrawal Adjustments in a Contract Year are determined according to (1) or (2) as defined below:

                (1) The Withdrawal Adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that withdrawal (including any applicable Withdrawal Charge); or

                (2) If total withdrawals in a Contract Year are 5% or less of the Annual Increase Amount on the issue date or on the previous Contract Anniversary, if later, and if these withdrawals are paid to you (or the Annuitant if the contract is owned by a non-natural person) or other payee we agree to, the total Withdrawal Adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These Withdrawal Adjustments will replace the Withdrawal Adjustments defined in (1) above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

             (See section (1) of Appendix D for examples of the calculation of the withdrawal adjustment.)

     In determining Predictor annuity payments, an amount equal to the Withdrawal Charge that would be assessed upon a complete withdrawal and the amount of any Premium and Other Taxes that may apply will be deducted from the Income Base.

     The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the Contract Owner's 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Contract Value attributable to each subsequent withdrawal (including any applicable Withdrawal Charge). The Annual Increase Amount does not change after the Contract Anniversary on or following the Contract Owner's 85th birthday, except that it is increased for each subsequent purchase payment and reduced by the Withdrawal Adjustments as described in (b)(ii) above, where the Annual Increase Rate is 0%.

     THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS, IS ONLY USED FOR PURPOSES OF CALCULATING THE PREDICTOR PAYMENT AND THE RIDER CHARGE, AND DOES NOT REFLECT A GUARANTEED RETURN ON YOUR CONTRACT VALUE.

OWNERSHIP

     If the Contract Owner is a natural person, the Contract Owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the Contract Owner in determining the Income Base and Predictor Payment. If Joint Owners are named, the age of the older will be used to determine the Income Base and Predictor annuity payments.

PREDICTOR ANNUITY TABLE

     The Predictor Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per year. The rate applied will depend upon the Annuity Option elected and the Attained Age and sex of the Annuitant and Joint Annuitant, if applicable.

EXERCISING THE PREDICTOR RIDER

     If you exercise the Predictor Rider, you must elect to receive annuity payments under one of the following Fixed Annuity Options:

          (1) Life Annuity with 10 Years of Annuity Payments Guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

AGE AT ANNUITIZATION            GUARANTEE PERIOD
--------------------            ----------------
     80.......................         9
     81.......................         8
     82.......................         7
     83.......................         6
     84 and 85................         5

          (2) Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Based on federal tax rules, this option is not available for qualified contracts where the difference in ages of the joint annuitant is greater than 10 years.

These Options are set forth in the Contract and the Predictor Rider.

     If you exercise the Predictor Rider, your annuity payments will be the greater of:

     -- the annuity payment determined by applying the amount of the Income Base to the Predictor Annuity Table, and

     -- the annuity payment determined for the same annuity option in accordance with the base contract. (See "ANNUITY PAYMENTS--Amount of Annuity Payments.")

     Partial annuitizations are not permitted under the Predictor Rider. Also, you may only elect an Annuity Date that is within 30 days following any Contract Anniversary and after the expiration of the Waiting Period. The Waiting Period is ten (10) Contract Years from the Issue Date.

     If you take a full withdrawal of your Contract Value, your Contract is terminated because it is inactive, or your Contract lapses and there remains any Income Base, we will commence making income payments within 30 days of the date of the full withdrawal, termination, or lapse. In such cases, your income payments under this benefit, if any, will be determined using the Income Base and any applicable Withdrawal Adjustment that was taken on account of the withdrawal, termination, or lapse that resulted in a zero Contract Value.

     If you choose not to receive Annuity Payments as guaranteed under the Rider, you may elect any of the Annuity Options available under the Contract.

TERMINATION PROVISIONS

     The Predictor Rider will terminate upon the earliest of:

          a) The 30th day following the Contract Anniversary on or following your 85th birthday;

          b) The date you make a complete withdrawal of your Contract Value;

          c) The date you elect to receive Annuity Payments under the Contract and you do not elect to receive Annuity Payments under the Predictor Rider;

          d) Death of the Contract Owner or Joint Owner (unless the spouse (aged 84 or younger) is the beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract; or

          e) A change for any reason of the Contract Owner, Joint Owner or Annuitant if a non-natural person owns the Contract.

DESCRIPTION OF THE PREDICTOR PLUS

     The Predictor Plus is identical to the Predictor, described above, with the following differences: (1) for purposes of calculating the Annual Increase Amount, (a) the Annual Increase Rate is 6% per year through the Contract Anniversary on or following the Contract Owner's 85(th) birthday and (b) the amount of total Withdrawal

Adjustments for a Contract Year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of the Predictor" above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 6% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year;
(2) you may exercise a "Guaranteed Principal Option," in which case you will receive an additional amount to be added to the Contract Value in lieu of taking GMIB payments; (3) you may be permitted to periodically reset the Annual Increase Amount; (4) you are limited to allocating your Contract Value to certain investment choices and you may not participate in the Standard Dollar Cost Averaging (DCA) program; (5) the termination provisions are expanded; and
(6) the additional charge for the Predictor Plus is 0.80% of the Income Base (with a maximum charge of 1.50% of the Income Base applicable upon the exercise of the Optional Reset feature). A description of certain of these features follows.

     NOTE: For Contracts issued prior to February 26, 2007, we offered a version of the Predictor Plus that is no longer available. The prior version of the Predictor Plus differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable rider charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85(th) birthday, and (b) the amount of total withdrawal adjustments for a contract year as calculated in paragraph (b)(ii)(2) of the "Income Base" section of "Description of the Predictor" above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the Predictor Plus is 0.75% of the Income Base (with a maximum charge of 1.50% of the Income Base applicable upon the exercise of the Optional Reset feature).

     Guaranteed Principal Option. Starting with the tenth contract anniversary, prior to the Contract Owner's 86th birthday, you may exercise the Guaranteed Principal Option. If the Contract Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

     By exercising the Guaranteed Principal Option, you elect to receive an additional amount to be added to your Contract Value intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

          (a) is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Contract Value attributable to each partial withdrawal including applicable withdrawal charges) and

          (b) the Contract Value on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

     The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable subaccount and EDCA Guaranteed Account in the ratio that the portion of the Contract Value in such subaccount bears to the total Contract Value in all Subaccounts.

     It is important to note that only Purchase Payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment.

     The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is elected, the Predictor Plus Rider will terminate as of the date the option takes effect, no additional GMIB charges or allocation restrictions will apply thereafter. The Contract, however, will continue.

     OPTIONAL RESET (FOR CONTRACTS ISSUED ON OR AFTER FEBRUARY 27, 2006). On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Contract Value. Such a reset may be beneficial if your Contract Value has grown at a rate above the 6% accumulation rate on the Annual Increase Amount. However, resetting the Annual Increase Amount will increase your waiting period for exercising the Predictor Plus by restarting the waiting period, and the Predictor Plus Rider charge will be reset to the fee we charge new Contract purchasers for the same Predictor Plus Rider at that time. An Optional Reset is permitted only if: (1) the Contract Value exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest Joint Owner or

Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

     NOTE: For Contracts issued prior to February 26, 2007, an Optional Reset may be beneficial if your account value has grown at a rate above the 5% accumulation rate on the Annual Increase Amount.

     You may elect either 1) a one-time Optional Reset at any Contract Anniversary provided the above requirements are met, or 2) Optional Resets to occur automatically ("Optional Automatic Resets"). If you elect Optional Automatic Resets, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Contract Value automatically, provided the above requirements are met. The same conditions described above will apply to each Optional Automatic Reset. You may discontinue this election at any time by notifying us in writing or by any other method acceptable to us, at least 30 days prior to the Contract Anniversary on which a reset may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date you make this election, at which point you must make a new election if you want Optional Automatic Resets to continue. If you discontinue or do not re-elect the Optional Automatic Resets, no Optional Reset will occur automatically on any subsequent Contract Anniversary unless you make a new election under the terms described above.

     We must receive your request to exercise the Optional Reset in writing, or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Reset to occur on that Contract Anniversary. We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for this class of Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the Predictor Plus Rider and will allow Optional Resets to those purchasers even if this benefit is no longer offered for this class of Contract.

     The Optional Reset will:

          (1) reset the Annual Increase Amount to the Contact Value on the Contract Anniversary following the receipt of an Optional Reset election;

          (2) reset the Predictor Plus Waiting Period to the tenth Contract Anniversary following the date of the Optional Reset took effect; and

          (3) reset the Predictor Plus Rider charge to the then current level we charge for the same Predictor Plus Rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (not to exceed 1.50%).

     On the date of the reset, the Contract Value on that day will be treated as a single Purchase Payment received on the date of the reset for purposes of determining the Annual Increase Amount after the reset. All Purchase Payments and Withdrawal Adjustments previously used to calculate the Annual Increase Amount will be set equal to zero on the date of the reset.

     OPTIONAL RESET (FOR CONTRACTS ISSUED PRIOR TO FEBRUARY 27, 2006). If your Contract was issued prior to February 27, 2006, you may elect an Optional Reset as described above, except that: 1) you may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and you may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) you are required to affirmatively elect an Optional Reset in accordance with the procedures described above, the automatic reset feature is not available. Subject to state approval, we will enhance your contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary. You will also be able to elect Optional Automatic Resets, as described above.

     Allocation Restrictions. If you elect to purchase the Predictor Plus, unlike the Predictor or GMIB I, you are limited to allocating your purchase payments and Contract Value among the following subaccounts;

     (1) the MetLife Conservative Allocation Subaccount,

     (2) the MetLife Conservative to Moderate Allocation Subaccount,

     (3) the MetLife Moderate Allocation Subaccount or

     (4) the MetLife Moderate to Aggressive Allocation Subaccount

     You may also elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination subaccounts are one or more of the above listed subaccounts.

     Termination Provision. The Predictor Plus will terminate upon the effective date of the Guaranteed Principal Option in addition to the other termination provisions described above under "Termination Provisions" for the Predictor. Also, for the Predictor Plus only the following replaces termination provision e) above;

     (e) a change for any reason of the Contract Owner or Joint Owner or Annuitant, if a non-natural person owns the Contract, unless we agree otherwise.

     See Appendix D for examples illustrating the operation of the Predictor
Plus.

DESCRIPTION OF GMIB I

     The GMIB I may be exercised after a 10-year Waiting Period, up through age 85, within 30 days following a Contract Anniversary. It is only available for Contract Owners up through age 75, and you must elect the GMIB I on your Contract application. This election is irrevocable. If you purchase the GMIB I, we will deduct an additional charge of 0.50% of the Income Base (see below) each year in arrears.

     The Income Base is the greater of (a) or (b) below:

          (a) Highest Anniversary Value: On the Issue Date, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Contract Value attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge). On each Contract Anniversary prior to the Contract Owner's 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Contract Value on the date of the recalculation.

          (b) Annual Increase Amount: On the Issue Date, the Annual Increase Amount is equal to your initial purchase payment. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

             (i) is purchase payments accumulated at the Annual Increase Rate. The Annual Increase Rate is 6% per year through the Contract Anniversary immediately prior to the Contract Owner's 81st birthday, and 0% per year thereafter; and

             (ii) is Withdrawal Adjustments accumulated at the Annual Increase Rate. Withdrawal Adjustments in a Contract Year are determined according to (1) or (2) as defined below:

                (1) The Withdrawal Adjustment for each partial withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Contract Value attributable to that partial withdrawal (including any applicable Withdrawal Charge); or

                (2) If total partial withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the previous Contract Anniversary, the total Withdrawal Adjustments for that Contract Year will be set equal to the dollar amount of total partial withdrawals (including any applicable Withdrawal Charge) in that Contract Year. These Withdrawal Adjustments will replace the Withdrawal Adjustments defined in (1) above and be treated as though the corresponding partial withdrawals occurred at the end of that Contract Year.

     The Income Base does not change on or after the Contract Owner's 81st birthday, except that the Income Base on that date is increased for Purchase Payments made after that birthday, and decreased for partial withdrawals (including any applicable Withdrawal Charge) taken after that birthday.

     THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB I PAYMENT AND THE RIDER CHARGE.

OWNERSHIP

     While the GMIB I Rider is in effect, the Contract Owner (or Joint Owners) and Annuitant (or Joint Annuitants) must be the same. If a non-natural person owns the Contract, then Annuitant shall mean Contract Owner in determining the Income Base and GMIB I Payment. If Joint Owners are named, the age of the older will be used to determine the Income Base.

GMIB I ANNUITY TABLE

     The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age setback with interest of 2.5% per year. The rate applied will depend upon the Annuity Option elected and the Attained Age and sex of the Annuitant and Joint Annuitant, if applicable.

EXERCISING THE GMIB I RIDER

     If you exercise the GMIB I Rider, you must elect to receive annuity payments under one of the following Fixed Annuity Options:

          (1) Life Annuity with 10 Years of Annuity Payments Guaranteed. For annuitization ages over 79, the guaranteed component of the life annuity is reduced as follows:

AGE AT ANNUITIZATION           GUARANTEE PERIOD
--------------------           ----------------
     80......................         9
     81......................         8
     82......................         7
     83......................         6
     84 and 85...............         5

          (2) Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Based on federal tax rules, this option is not available for qualified contracts where the difference in ages of the joint annuitants is greater than 10 years.

     These Options are set forth in the Contract. Life Annuity with 10 Years of Annuity Payments Guaranteed will be applied if no election is made under this Rider.

     If you exercise the GMIB I Rider, your annuity payments will be the greater of:

     - the annuity payment determined by applying the amount of the Income Base to the GMIB I Annuity Table, and

     - the annuity payment determined for the same annuity option in accordance with the base contract. (See "ANNUITY PAYMENTS--Amount of Annuity Payments.")

     Partial annuitizations are not permitted under the GMIB I Rider. Also, you may only elect an Annuity Date that is within 30 days following any Contract Anniversary and after the expiration of the Waiting Period. The Waiting Period is ten (10) Contract Years from the Issue Date. Applicable Withdrawal Charges on the date that you exercise the Rider will be deducted from the Income Base. We also reserve the right to reduce the Income Base for any Premium and Other Taxes that may apply. If you choose not to receive Annuity Payments as guaranteed under the Rider, you may elect any of the Annuity Options available under the Contract.

TERMINATION PROVISIONS

     The GMIB I Rider will terminate upon the earliest of:

          (a) The date you elect to receive Annuity Payments under the Contract;

          (b) The 30th day following the Contract Anniversary immediately after your 85th birthday;

          (c) The date you make a complete withdrawal of your Account Value;

          (d) Death of the Contract Owner (unless the spouse is the beneficiary and elects to continue the Contract and Rider), or death of the Annuitant if a non-natural person owns the Contract; or

          (e) Change of the Contract Owner, for any reason.

     We currently waive the contractual requirement that terminates the GMIB I rider in the event of the death of the Contract Owner in circumstances where the spouse of the Owner elects to continue the Contract. (See "THE CONTRACTS--Options for Death Proceeds--Special Options for Spouses.") In such event, the GMIB I rider will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this prospectus who have elected the GMIB I rider.

THE PREDICTOR PLUS, PREDICTOR AND GMIB I RIDER CHARGE

     Rider charges are 0.80% for the Predictor Plus and 0.50% of the Income Base for the Predictor and GMIB I at the time the charge is assessed. For the Predictor Plus, if you elect an Optional Reset as permitted, we may increase the GMIB charge to the then current charge applicable to the same rider, but no more than a maximum of 1.50% of the Income Base. The charge is assessed at the first Contract Anniversary, and then at each subsequent Contract Anniversary up to and including the anniversary on or immediately preceding the date the Rider is exercised. Upon full withdrawal or annuitization, the rider charge is deducted from your Contract Value pro rata from each Subaccount, the Fixed Account and the EDCA Guaranteed Account. For Contracts issued from May 1, 2003 and prior to May 1, 2005, the charge for the Predictor and GMIB I is reduced to 0.45% of the Income Base if you choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts applied for prior to February 15, 2003 the charge for the Guaranteed Minimum Income Benefit is 0.15% lower (0.35% rather than 0.50%).

     The Rider charge will result in the cancellation of Accumulation Units from each applicable subaccount of the Variable Account and/or a reduction in the Account Value allocated to the Fixed Account in the ratio the Account Value in a subaccount and/or the Fixed Account bears to the total Account Value. For contracts issued on and after May 1, 2003, the Fixed Account is not available in the state of New York if you have selected the Predictor Plus, Predictor or GMIB I.

THE GMIB, QUALIFIED CONTRACTS AND DECEDENT CONTRACTS

     The GMIB may have limited usefulness in connection with a qualified Contract, such as an IRA (see "Federal Income Tax Status--Taxation of Qualified Contracts"), in circumstances where, due to the ten-year waiting period after purchase or reset, the Contract Owner is unable to exercise the rider until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract will have the effect of reducing the Income Base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of annuity payments under the GMIB. You should consult your tax adviser prior to electing a GMIB rider.

     Additionally, the GMIB is not appropriate for purchase by a Beneficiary under a decedent's Non-Qualified Contract ("see Federal Income Tax Considerations--Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases). Under the tax rules, such Contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the Contract Owner's death; however, the GMIB benefit may not be exercised until 10 years after purchase. It is not clear under these rules whether minimum distribution requirements will be met in all cases where income payments under a life contingent annuity (such as provided under the GMIB) do not begin until after the year following the year of death, as would be the case with a GMIB benefit purchased by such Beneficiary. Even if minimum distribution requirements would be met, the value of such benefit may be adversely impacted or eliminated, depending on the Beneficiary's own situation, because of required distributions prior to the time that the benefit could be exercised.

                         GUARANTEED WITHDRAWAL BENEFIT

     We offer an optional Guaranteed Withdrawal Benefit ("GWB") for an additional charge. There are three versions of the GWB under the Contract:
Guaranteed Withdrawal Benefit I ("GWB I"), Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB") and Lifetime Withdrawal Guarantee. If you purchase the GWB, you must elect one version at the time you purchase the Contract, prior to age 86. A MAXIMUM OF TWO VERSIONS OF THE GWB ARE OFFERED IN ANY PARTICULAR STATE. All three versions of the GWB are described below; however, GWB I is only offered in states where Enhanced GWB has not yet been approved. Please check with your registered representative regarding which version are available in your state. You may not have this benefit and the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time. Once elected, the GWB rider may not be terminated except as stated below in the description of each version of the GWB.

     Each version of the GWB rider guarantees that the entire amount of Purchase Payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals that you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider is elected) and your spouse elects to continue the contract and is at least age 59 1/2 at continuation, even

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after the entire amount of Purchase Payment has been returned. (See "Description of Lifetime Withdrawal Guarantee") below.)



     The GWB guarantee may be reduced if your annual withdrawals are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee a Contract Value or minimum return for any subaccount. The Benefit Base under the GWB I and Enhanced GWB riders, and the Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantee rider, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Contract Value to the Purchase Payment credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of Lifetime Withdrawal Guarantee--Cancellation and Guaranteed Principal Adjustment" below). Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract year unless you take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program.



     IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT THE RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.



     - IF THE GWB I OR ENHANCED GWB RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.



     - IF THE LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR.



       WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.



     IF THE GWB I OR LIFETIME WITHDRAWAL GUARANTEE RIDER IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR BENEFIT BASE (FOR GWB I, IF YOUR STATE HAS NOT APPROVED THE ENDORSEMENT), AS DESCRIBED BELOW, OR REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE), AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE ENHANCED GWB RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE EQUALS ZERO.



     For purposes of calculating the Guaranteed Withdrawal Amount (for GWB I or Enhanced GWB) or the Total Guaranteed Withdrawal Amount (for Lifetime Withdrawal Guarantee), the B Plus Class bonus credits are not included.



     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining Benefit Base (Remaining Guaranteed Withdrawal Amount under Lifetime Withdrawal Guarantee) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Contract Value (prior to withdrawal charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax advisor prior to purchase.


DESCRIPTION OF THE GUARANTEED WITHDRAWAL BENEFIT I


     In states where approved, you may elect the Guaranteed Withdrawal Benefit ("GWB") as an optional rider to your Contract. At the time you purchase a Contract, you may elect the GWB rider prior to age 86 (subject to your Contract maximum issue age). The GWB is a guaranteed minimum withdrawal benefit that guarantees the complete return of your purchase payments -- plus a 5% bonus amount -- over time. You may begin taking withdrawals immediately or at a later time. The GWB is intended to protect you against poor market performance only if your annual withdrawals or amounts applied to an Annuity Option are less than or equal to a specified amount as described in more detail below. (See also "APPENDIX E: Guaranteed Withdrawal Benefit Examples.")


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BENEFIT BASE

     Your initial Benefit Base is equal to the initial Guaranteed Withdrawal Amount, calculated as your initial purchase payment plus the GWB Bonus Amount. Thereafter, the Benefit Base is calculated separately from the Guaranteed Withdrawal Amount. Your Benefit Base will change as purchase payments and withdrawals are made, or as the result of an Optional Reset, while your Guaranteed Withdrawal Amount may change only as purchase payments are made, or as the result of an Optional Reset.

     The Benefit Base is equal to:

     - Your initial purchase payment, increased by the applicable 5% GWB Bonus Amount (currently, 5% for the initial purchase payment);

     - Increased by each subsequent purchase payment and by any applicable GWB Bonus Amount (currently, 5% of each subsequent purchase payment);

     - Reduced dollar for dollar by Benefits Paid, which are withdrawals (including any applicable withdrawal charges) and amounts applied to an annuity option (currently, you may not apply amounts less than your entire Contract Value to an annuity option); and

     - If a Benefit Paid from your Contract is not payable to the Contract Owner or Contract Owner's bank account (or Annuitant's bank account, if the Owner is a non-natural person) or results in cumulative Benefits Paid for the current Contract Year exceeding the Annual Benefit Amount, and the resulting Benefit Base exceeds the Contract Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Contract Value after the decrease for the Benefits Paid. The Benefit Base will also be reset as a result of an Optional Reset as described below.

     (See section A of Appendix E for examples of how withdrawals affect the Benefit Base.)

ANNUAL BENEFIT PAYMENT

     The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to your through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate, equal to 7%. The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of the Annual Benefit Payment before the subsequent purchase payment and the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment.

     Benefits Paid from your Contract have the following effect. If annual Benefits Paid from your Contract do not exceed the Annual Benefit Payment, the Annual Benefit Payment will not decrease. (However, as noted above, during the first Contract Year, even if annual Benefits Paid from your Contract do not exceed the Annual Benefit Payment, withdrawal charges may apply to withdrawals unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal program.) If a Benefit Paid from your Contract does result in annual Benefits Paid during a Contract Year exceeding the Annual Benefit Payment or is not payable to the Contract Owner or Contract Owner's bank account (or the Annuitant's bank account, if the Owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and (2) your Contract Value after the decrease for the Benefit Paid multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, because the GWB rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an excess withdrawal results in an increase in the cost of the rider relative to the Benefit you will receive.

     (See sections B and C of Appendix E for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)

     For IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements, generally beginning at age 70 1/2. A beneficiary under a decedent's IRA (or where otherwise offered, under any other contract which is being "continued" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases) may be required to take such withdrawals which must commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. These required distributions may be larger than the Annual Benefit Payment and may therefore adversely impact your guarantee under the GWB rider.

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GUARANTEED WITHDRAWAL AMOUNT

     The initial Guaranteed Withdrawal Amount is equal to your initial purchase payment plus the GWB Bonus Amount. The total amount guaranteed to be withdrawn over time may be less than the Guaranteed Withdrawal Amount if your annual withdrawals exceed the Annual Benefit Payment. However, the Guaranteed Withdrawal Amount is always the amount against which the GWB Rider Charge is calculated. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of the (1) Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount.

OPTIONAL RESET

     An Optional Reset can result in an increase of the Annual Benefit Payment, the Benefit Base, the Guaranteed Withdrawal Amount and the GWB Rider Charge. The Optional Reset can result in a decrease of the Annual Benefit Payment and the Guaranteed Withdrawal Amount if the Contract Value before the reset was less than the Guaranteed Withdrawal Amount. Starting with the fifth Contract Anniversary prior to the Owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount, provided that your Contract Value is larger than the Benefit Base immediately before the reset. We must receive your request in writing within a 30-day period prior to that Contract Anniversary. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least five years since the last Optional Reset. If the Owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are Joint Owners, the age of the oldest Joint Owner is used to determine the birthday. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit. The reset will:

     - Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the Contract Value on the date of the reset;

     - Reset your Annual Benefit Payment equal to the Contract Value on the date of the reset multiplied by the GWB Withdrawal Rate (7%); and

     - Reset the GWB Rider Charge equal to the then current level we charge for the same rider at the time of the reset, up to the Maximum Optional Reset Fee Rate (currently 0.95%).

     The purpose of an Optional Reset is to "lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. Locking in a higher Benefit Base increases your total future guaranteed withdrawal payments, but may decrease the amount of the Annual Benefit Payment if, before the reset, the Contract Value is less than the Guaranteed Withdrawal Amount.

TERMINATION OF THE GWB RIDER

     The GWB rider will terminate upon the earliest of:

          1. When you take a total withdrawal of your Contract Value (a pro rata portion of the annual GWB Rider Charge will apply);

          2. The date you apply your Contract Value to an annuity option (a pro rata portion of the annual GWB Rider Charge will apply);

          3. When your Contract Value is not sufficient to pay the charge for this benefit (whatever Contract Value is available will be applied to pay the annual GWB Rider Charge);

          4. The Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies (if the Owner is a non-natural person);

          5. There is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person) (a pro rata portion of the annual GWB Rider Charge will apply), unless we agree otherwise; or

          6. The Contract is terminated (a pro rata portion of the annual GWB Rider Charge will apply).

GWB RIDER CHARGE

     The GWB Rider Charge is equal to 0.50% of the Guaranteed Withdrawal Amount on each Contract Anniversary, prior to taking into account any Optional Reset occurring on such Contract Anniversary. The GWB Rider Charge is

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deducted from your Contract Value pro rata from each Subaccount, the Fixed
Account and the EDCA Guaranteed Account. The Fixed Account is not available for Contracts purchased in the state of New York if you have selected the GWB. If you elect an Optional Reset of the GWB on the 5th Contract Anniversary or thereafter as permitted, we may increase the GWB Rider Charge to the charge applicable to current Contract purchases with the same rider at the time of the reset but no more than a maximum of 0.95% of the Guaranteed Withdrawal Amount. The GWB Rider Charge will continue even if your Benefit Base has been reduced to zero.


ADDITIONAL INFORMATION


     If you take a full withdrawal of your Contract Value and the withdrawal does not exceed the Annual Benefit Payment, or your Contract Value is reduced to zero because you do not have a sufficient Contract Value to pay the GWB Charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner (or the Annuitant if the Owner is a non-natural person) or to your Beneficiary, if you or the Annuitant should die, on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code.



     If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while this benefit is in effect, your Beneficiary may elect to receive the death benefit under the Guaranteed Withdrawal Benefit instead of the Standard Death Benefit, the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or the Earnings Preservation Benefit, if those benefits had been purchased by the Owner(s). Otherwise the provisions of those death benefits will determine the amount of the death benefit.


     If the Beneficiary elects the death benefit under the Guaranteed Withdrawal Benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another Payee in writing.


     If the Contract is a nonqualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the Payee under the appropriate IRS tables. For purposes of the preceding sentence, if the Payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB rider because (1) you make a total withdrawal of your Contract Value; (2) your Contract Value is insufficient to pay the GWB Charge; or (3) the Contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional purchase payments under the Contract.



DESCRIPTION OF THE ENHANCED GUARANTEED WITHDRAWAL BENEFIT



     In states where approved, we currently offer an enhanced version of the Guaranteed Withdrawal Benefit rider ("Enhanced GWB") instead of the GWB rider. This version is the same as the GWB rider described above ("GWB I"), except with the following enhancements: (1) favorable treatment of required minimum distribution withdrawals; (2) availability of an Optional Reset every three Contract Years; (3) waiver of the GWB Rider Charge if the Benefit Base is zero; and (4) ability to cancel the rider within a 90-day period following the fifth Contract Anniversary. Additionally, for Contracts issued with the GWB I rider, subject to state approval, we will add to your Contract enhancements (1), (2) and (3). A description of these features follows.


     REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for
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that year, if such amounts are greater than your Annual Benefit Payment. YOU
MUST BE ENROLLED IN THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     OPTIONAL RESET. Starting with the third Contract Anniversary prior to the Owner's 86th birthday, you may ask us to reset the Annual Benefit Payment, Benefit Base and Guaranteed Withdrawal Amount. Similar to the Optional Reset described above for the GWB I, we must receive your request in writing within a 30-day period prior to that Contract Anniversary. You may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset and it is prior to the Owner's 86th birthday.

     GWB RIDER CHARGE. Unlike the GWB I described above, we will not continue to assess the GWB Rider Charge if your Benefit Base equals zero.

     CANCELLATION OF THE ENHANCED GWB RIDER. You may elect to cancel the Enhanced GWB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If you cancel the Enhanced GWB rider, you may not re-elect it.

     You may not have the GWB I or Enhanced GWB in effect at the same time as the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit.

     (See Appendix E for examples of the Enhanced GWB.)

DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE

     In states where approved, we offer the Lifetime Withdrawal Guarantee rider. The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider or Enhanced GWB rider. You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the GWB I (prior to being endorsed) and Enhanced GWB riders:

     - Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees that we will make the payments to you over your lifetime (and the life of your spouse, if the joint version of the rider is elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payment has been returned.

     - Automatic Annual Step-Ups. In contrast to the GWB I rider, which offers an optional reset beginning with the 5th Contract Anniversary prior to the Owner's 86th birthday, and the Enhanced GWB rider, which offers an optional reset beginning with the 3rd Contract Anniversary prior to the Owner's 86th birthday, the Lifetime Withdrawal Guarantee provides automatic resets on each Contract Anniversary prior to the Owner's 86th birthday (and offers the Owner the ability to opt out of the resets).

     - Withdrawal Rates. The Lifetime Withdrawal Guarantee rider uses a 5% Withdrawal Rate to determine the Annual Benefit Payment. The GWB I and Enhanced GWB riders use a 7% Withdrawal Rate to determine the Annual Benefit Payment.

     - Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five Contract Years for the first 15 Contract Years and annually thereafter. The Enhanced GWB rider offers only one opportunity to cancel the rider (on the fifth Contract Anniversary), and the GWB I rider does not offer the ability to cancel the rider.

     - The Lifetime Withdrawal Guarantee rider also offers favorable treatment of required minimum distribution withdrawals when compared to the GWBI rider.

     - Investment Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your Purchase Payment and Contract Value among the Fixed Account and certain subaccounts (as described below).

     In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Contract Value may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even

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relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.



     TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payments. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. If, however, a withdrawal results in cumulative withdrawals for the current Contract year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if such Contract Value is lower than the Total Guaranteed Withdrawal Amount before the withdrawal).



     5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.



     REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments, and decreased by the amount of each withdrawal (including any applicable Withdrawal Charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in the cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Contract Value after the withdrawal (if such Contract Value is lower than the Remaining Guaranteed Withdrawal Amount).



     - If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Contract Value declines to zero.



     - If you take your first withdrawal on or after the date you reach age
       59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if you have elected the Joint Life version of the Lifetime Withdrawal Guarantee Rider and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Contract Value decline to zero.



     You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee. If you begin taking withdrawals too soon, your Total Guaranteed Withdrawal Amount is no longer increased by the 5% Compounding Income Amount once you take your first withdrawal. If you delay taking withdrawals for too long, while your beneficiaries will receive the Remaining Guaranteed Withdrawal Amount, you may limit the number of payments you receive while you are alive due to life expectancy and you may be paying for a benefit you are not using.



     At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee rider.



     ANNUAL BENEFIT PAYMENT. The initial Annual Benefit is equal to the Total Guaranteed Withdrawal Amount immediately prior to the first withdrawal multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the 5% Compounding Annual Increase, the Automatic Annual Step Up, or withdrawals greater than the Annual Benefit Payment), the Annual


                                       A-64
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Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.



     It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment may be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the contract value after the withdrawal (if such contract value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Contract Value to decline to zero.



     You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only part of your Annual Benefit Payment in any given Contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.



     AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Owner's 86th birthday, a Automatic Annual Step-Up will occur, provided that the Contract Value exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).



     The Automatic Annual Step-Up will:



     - reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Contract Value on the date of the Step-Up, up to a maximum of $5,000,000.



     - reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up, and



     - reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to Contract purchases of the same rider at the time of the Step-Up, up to a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version).



     In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.



     Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your Contract Value to approach $5,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.



     REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. YOU MUST BE ENROLLED IN THE


                                       A-65
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN
THE ANNUAL BENEFIT PAYMENT. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Administrative Office.

     INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your Purchase Payments and Contract Value among the Fixed Account and the following subaccounts:

          (1) MetLife Conservative Allocation Subaccount

          (2) MetLife Conservative to Moderate Allocation Subaccount

          (3) MetLife Moderate Allocation Subaccount

          (4) MetLife Moderate to Aggressive Allocation Subaccount

          (5) BlackRock Money Market Subaccount

     You may also elect to participate in the EDCA Program, provided that your destination subaccounts are one or more of the above listed subaccounts you have chosen.

     JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 0.70% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.40%). Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the Contract, and the Owner (or oldest joint Owner) must be age 85 or younger. Under the Joint Life version, when the Owner of the Contract dies (or when the first joint Owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect if a spouse who is the primary beneficiary elects to continue the Contract under the spousal continuation provisions. (See "Payment on Death Prior to Annuitization--Special Options for Spouses.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. In situations in which a trust is both the Owner and Beneficiary of the Contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.

     CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the Contract Anniversary every five Contract Years for the first fifteen years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Administrative Office). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee rider charge, and the investment allocation restrictions described above will no longer apply. The variable annuity Contract, however, will continue.

     If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Contract Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a)-(b) where:

          (a) is Purchase Payment credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Contract Value attributable to any partial withdrawals taken (including Withdrawal Charges); and

          (b) is the Contract Value on the date of cancellation.

     The Guaranteed Principal Adjustment will be added to each applicable sub-account in the ratio the portion of the Contract Value in such subaccount bears to the total Contract Value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.

     It is important to note that only Purchase Payment made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If you anticipate making Purchase Payments after 120 days, you should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase Payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make

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additional Purchase Payments after the 120 day period and are purchasing the
Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.



     TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:



          (1) the date of a full withdrawal of the Contract Value (a pro rata portion of the rider charge will be assessed); you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or Lifetime Payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met;



          (2) the date all of the Contract Value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);



          (3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Contract Value; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or Lifetime Payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met;



          (4) death of the Contract Owner or Joint Owner (or the annuitant if the Contact Owner is a non-natural person), except where the Contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;



          (5) change of the Owner or Joint Owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;



          (6) the effective date of the cancellation of the rider; or



          (7) termination of the Contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for termination due to death).



     Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted and the Lifetime Withdrawal Guarantee investment allocation restrictions will no longer apply.



     The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. The charge is deducted from your Contract Value, pro rata from each subaccount, the Fixed Account and the EDCA Guaranteed Account. We take amounts from the subaccounts that are part of the Separate Account by canceling accumulation units from the Separate Account. For contracts purchased on or after May 1, 2003, the Fixed Account is not available with the C Class contract or in the state of New York if this optional benefit is selected. If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current Contract purchases with the same rider at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount.



     ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your Contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider that can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals. If this death benefit amount is greater than the death benefit provided by your Contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.



     Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment in a lump sum that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit (the standard death benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above, or the

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Annual Step-Up death benefit, Compounded-Plus death benefit, or Earnings
Preservation Benefit, if those benefits had been purchased by the owner(s)). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing.



     If the contract is a nonqualified contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.



     We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and nonqualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your Contract Value;
(2) your Contract Value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the Contract Owner dies, except where the beneficiary or joint Owner is the spouse of the Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, you may not make additional Purchase Payment under the Contract.



     GWB, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. In the event the Lifetime Withdrawal Guarantee is made available for purchase by a Beneficiary under a decedent's IRA (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) and the Beneficiary, as required under tax rules, is to receive required minimum distributions prior to attaining age 59 1/2, the required minimum distributions received from the Contract will have the effect of eliminating the lifetime payments under the Lifetime Withdrawal Guarantee. Under the tax rules, such Contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the Contract Owner's death. Therefore the Lifetime Withdrawal Guarantee is not appropriate for purchase under a decedent's IRA by a Beneficiary who has not attained age 59 1/2.



     Note that the GWBI, Enhanced GWB, and Lifetime Withdrawal Guarantee are not appropriate for purchase by a Beneficiary under a decedent's Non-Qualified Contract.



     (See Appendix E for examples of the GWB riders.)


                    GUARANTEED MINIMUM ACCUMULATION BENEFIT

     In states where approved, you may elect the Guaranteed Minimum Accumulation Benefit ("GMAB") as an optional rider to your Contract. The GMAB guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years (the "Rider Maturity Date"). If your Contract Value is less than the minimum guaranteed amount at the Rider Maturity Date, we will apply an additional amount to increase your Contract Value so that it is equal to the guaranteed amount. This benefit is intended to protect you against poor investment performance during the accumulation phase of your Contract.

     If you elect the GMAB rider, we require you to allocate your purchase payments and all of your Contract Value to one of the Asset Allocation subaccounts available in your Contract (the MetLife Moderate to Aggressive Allocation Subaccount and the MetLife Aggressive Allocation Subaccount are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging program, provided that your destination subaccount is the available Asset Allocation subaccount you have chosen. No transfers are permitted while this rider is in effect. The Asset Allocation subaccount you choose will determine the percentage of purchase payments that equal the guaranteed amount. The Asset Allocation subaccounts available if you choose the GMAB rider, the percentage of purchase payments that determines the guaranteed amount, and the number of years to the Rider Maturity Date for each, are:

                                                          GUARANTEED AMOUNT
ASSET ALLOCATION                                           (% OF PURCHASE     YEARS TO RIDER
SUBACCOUNT                                                    PAYMENTS)       MATURITY DATE
----------------                                          -----------------   --------------
MetLife Conservative Allocation Subaccount..............        130%             10 years
MetLife Conservative to Moderate Allocation
  Subaccount............................................        120%             10 years
MetLife Moderate Allocation Subaccount..................        110%             10 years

     For more information on the Asset Allocation subaccounts, please see "Investment Advice" in your contract prospectus as well as the prospectus for the Asset Allocation portfolios the subaccounts invest in.

     You may elect the GMAB rider when you purchase the Contract, up through age
80. However, you may not elect the GMAB rider if you have also elected a GWB rider or GMIB rider.

     BENEFIT DESCRIPTION. The GMAB rider guarantees that at the Rider Maturity Date, your Contract Value will at least be equal to a percentage of the purchase payments you made during the first 120 days that you held the Contract (the "GMAB Eligibility Period"), less reductions for any withdrawals (and related withdrawal charges) that you made at any time before the Rider Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from 110% to 130%, depending on the Asset Allocation subaccount you selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB feature and the amount of the annual charge for the GMAB. The maximum Guaranteed Accumulation Amount is $5 million. Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if you make a withdrawal of Contract Value that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments you make after the withdrawal, and during the GMAB Eligibility Period, will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that you hold the Contract are taken into consideration in determining the Guaranteed Accumulation Amount. If you anticipate making purchase payments after 120 days, you should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Contract Value and impact whether or not a benefit is due under the GMAB feature at the Rider Maturity Date.

     On your Contract's issue date, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the GMAB Eligibility Period increase the Guaranteed Accumulation Amount by the percentage amount of the purchase payment (subject to the limit described above) depending on which Asset Allocation subaccount you have selected. When you make a withdrawal from the Contract, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related withdrawal charge) bears to the total Contract Value.

  EXAMPLE:

          Assume your Contract Value is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Contract. The withdrawal amount is 10% of the Contract Value. Therefore, after the withdrawal, your Contract Value would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

     Purchase payment bonus amounts under the B Plus Class are not considered to be purchase payments under the GMAB rider and are not part of the Guaranteed Accumulation Amount.

     At the Rider Maturity Date, after deduction of the annual charge for the GMAB rider, we will compare your Contract's Contract Value to its Guaranteed Accumulation Amount. If the Contract Value is less than the Guaranteed Accumulation Amount, we will contribute to your Contract Value the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Asset Allocation subaccount you have selected (no portion of the Guaranteed Accumulation Payment is allocated to the EDCA Guaranteed Account).

     If your Contract Value is greater than or equal to the Guaranteed Accumulation Amount at the Rider Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Contract Value. The GMAB rider terminates at the Rider Maturity Date. We will not assess the GMAB Rider Charge after that date, and the related investment requirements and restrictions will no longer apply.

     If your Contract Value is reduced to zero for any reason other than a full withdrawal of the Contract Value or application of the entire Contract Value to an annuity option, but your Contract has a positive Guaranteed Accumulation Amount remaining, the Contract and the GMAB rider will remain in force. No charge for the GMAB rider will be deducted or accrue while there is insufficient Contract Value to cover the deductions for the charge. At the Rider Maturity Date, the Guaranteed Accumulation Payment will be paid into the Contract.

     Purchase payments made after the 120 day GMAB Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Rider Maturity Date. Even if purchase payments made during the 120 day GMAB Eligibility Period lose significant value, if the Contract Value, which includes all purchase payments, is equal to or greater than the Guaranteed Accumulation Amount, which is a percentage of your purchase payments made during the 120 day period, then no Guaranteed Accumulation Payment is made. Therefore, the GMAB rider may not be appropriate for you, if you intend to make additional purchase payments after the GMAB Eligibility Period.

  EXAMPLE:

          Assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your $10,000 purchase payment). Assume that at the Rider Maturity Date, your Contract Value is $0. The Guaranteed Accumulation Payment is $11,000 ($11,000 - $0 = $11,000).

          In contrast, assume that you make one $10,000 purchase payment during the 120 day GMAB Eligibility Period and you select the MetLife Moderate Allocation Subaccount. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Rider Maturity Date your Contract Value is $0. Assume that you decide to make one purchase payment on the day before the Rider Maturity Date of $11,000. At the Rider Maturity Date, assume there has not been any positive or negative investment experience for the one day between your purchase payment and the Rider Maturity Date. Consequently, your Contract Value is $11,000. We would not pay a Guaranteed Accumulation Payment because the Contract Value of $11,000 is equal to the Guaranteed Accumulation Amount of $11,000
     ($11,000 - $11,000 = $0).

     RIDER TERMINATION. The GMAB rider will terminate at the earliest of: (1) the Rider Maturity Date; (2) the date you surrender the Contract; (3) the date you cancel the GMAB rider, as described below; (4) the date you apply all of your Contract Value to an annuity option; and (5) the date of death of the Owner or Joint Owner (or Annuitant if the Owner is a non-natural person) unless the Beneficiary is the spouse of the Owner and elects to continue the Contract under the spousal continuation provisions of the Contract.

     Once the rider is terminated, the GMAB Rider Charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the rider is terminated before the Rider Maturity Date, the Guaranteed Accumulation Payment will not be paid.

     CANCELLATION. You may elect to cancel the GMAB rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Administrative Office) during the 90-day period following the 5(th) Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once you have cancelled the GMAB rider, you will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions, and we will no longer deduct the charge for this rider.

GMAB RIDER CHARGE

     The GMAB Rider charge is equal to 0.75% of the GMAB Guaranteed Accumulation Amount at the end of the prior Contract Year. The GMAB Rider Charge is deducted on each Contract Anniversary from your Contract Value pro rata from your Contract's Asset Allocation subaccount and the EDCA Guaranteed Account in the ratio each account bears to your total Contract Value. We take amounts from the Subaccount that is part of the Separate Account by cancelling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your Contract Value or you apply your Contract Value to an annuity option, we will assess a pro rata portion of the GMAB Rider Charge based on the number of whole months since the last Contract Anniversary.

     GMAB AND DECEDENT CONTRACTS. Note that the GMAB is not appropriate for purchase by a Beneficiary under a decedent's Non-Qualified Contract (see "Federal Income Tax Status--Taxation of Non-Qualified Contracts") or IRA Contract (or where otherwise offered, under any other Contract which is being "stretched" by a Beneficiary after the death of the Contract Owner or after the death of the Annuitant in certain cases) because, under tax rules, such

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Contracts generally require distributions to commence by the end of the calendar year following the year of the Contract Owner's death and such distributions will have the effect of reducing the usefulness of the GMAB.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) of the Code ("Qualified
     Plans");

          2. Annuity purchase plans adopted by public schools and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by transfers from existing 403(b) plans and which are not otherwise subject to ERISA; and

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997.

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax-favored treatment, as to the rules underlying such plans and as to the state and federal tax aspects of such plans. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     A summary of the federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "FEDERAL INCOME TAX CONSIDERATIONS--Taxation of Qualified Contracts." It should be understood that should a tax-favored retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

     Because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     It is conceivable that charges for certain optional benefits under a variable annuity contract, such as any enhanced death benefit in excess of the Standard Death Benefit, may be considered as deemed distributions subject to immediate taxation. The Issuer currently intends to treat these charges as an intrinsic part of the annuity contract and does not tax report these as taxable income. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

     The tax treatment of withdrawals under such a benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining guaranteed minimum withdrawal benefit base at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Issuer intends to tax report such withdrawals using the gross Contract Value rather than the remaining Benefit Base to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GMWB exceeds the gross Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under this benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser prior to selecting any optional benefit under the Contract.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      --  made on or after the taxpayer reaches age 59 1/2;

      --  made on or after the death of an Owner;

      --  attributable to the taxpayer's becoming disabled;

      -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

      -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.

     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.

     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.

     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.

     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.

     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment subaccounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-31 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your tax advisor.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details may be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2007, $4,000 plus, for Owner's age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE IRS HAS APPROVED THE FORM OF THE TRADITIONAL IRA ENDORSEMENT AND SIMPLE IRA ENDORSEMENT FOR USE WITH THE CONTRACT AND CERTAIN RIDERS, INCLUDING RIDERS PROVIDING FOR DEATH BENEFITS IN EXCESS OF PREMIUMS PAID. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.

     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,500 for 2007. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.

     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2007, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrange and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.

     Hurricane Relief. Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

     To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.

     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(A) OR TSA PLANS UNDER SECTION 403(B), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Other Tax Issues.  Qualified Contracts (including contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.

     Under final income tax regulations regarding minimum distribution requirements, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.

     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.

     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Taxable eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28th 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

     Tax Credits and Deductions. We may be entitled to certain tax benefits related to the assets of the Variable Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Variable Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.

     Guaranteed Benefits. If you have purchased the Guaranteed Withdrawal Benefit or Enhanced Guaranteed Withdrawal Benefit, note the following:

     The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.

     We reserve the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE

GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:

     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.

     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.

     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a subaccount and the total number of votes attributable to the subaccount. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the subaccount. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that subaccount for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

     The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote.

                         DISTRIBUTION OF THE CONTRACTS

     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Each of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Fee Table--Annual Eligible Fund Operating Expenses" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all amounts allocated to the American Funds Bond Fund, American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.

     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year. We may also pay a commission when the Contract is annuitized. The amount of the commission payable upon annuitization will depend on several factors, including the number of years the Contract has been in force.

     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.

     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example, stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.

     Receipt of the cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.

     The commissions payable for Contract sales by selling firms (affiliated and non affiliated)will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.

     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

     We and Distributor may also enter into preferred distribution arrangements with certain affiliated selling firms such as MetLife Securities, Inc. and/or Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and Tower Square Securities, Inc.. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, we and Distributor may pay separate, additional compensation to the selling firm for services the selling firm provides in connection with the distribution of the Contracts. These services may include providing us with access to the distribution network of the selling firm, the hiring and training of the selling firm's sales personnel, the sponsoring of conferences and seminars by the selling firm, or general marketing services performed by the selling firm. The selling firm may also provide other services or incur other costs in connection with distributing the Contracts.

                       THE OPERATION OF THE FIXED ACCOUNT

     The Contract has a Fixed Account option in states that have approved this option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest. The Fixed Account is not available to Contracts purchased after May 1, 2003 for which the C Class has been selected or for any Contracts which are purchased on or after that date in the state of New York if the Predictor or GMIB I has been selected. The Fixed Account is also not available for Contracts purchased in the state of New York if the optional Guaranteed Withdrawal Benefit is selected. The Fixed Account is not available if the Predictor Plus or GMAB is selected.

     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 3.0% but may be lower in your state and therefore may be lower for certain contracts). We are not obligated to credit interest at a higher rate, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily. We also reserve the right to restrict transfers or purchase payments into the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate or if the total Contract Value in the Fixed Account exceeds such maximum amount(s) that we establish from time to time. You can contact us or consult your registered representative for our current limits.

     Currently, any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12-month period. At the end of each succeeding 12-month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, or in the Company's general account (but outside the Fixed Account).

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as in the Variable Account regarding withdrawals and partial withdrawals. Special limits, however, apply to transfers involving the Fixed Account (see below). Unless you request otherwise, any partial withdrawal you make will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account, proportionately.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the subaccounts from the Fixed Account will be on a "last-in, first-out" basis. No transfers to the Fixed Account are allowed for 180 days after the date of a transfer out of the Fixed Account and we reserve the right to restrict purchase payments to the Fixed Account during this period. Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time. See the Statement of Additional Information.

     We will deduct the annual Contract Administrative Fee entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the subaccounts for a Class; (ii) total returns for the subaccounts for a Class, (iii) non-standard returns for the subaccounts for a Class and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the subaccounts for a specified period for a Class. Total returns for the subaccounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a subaccount's performance for a Class compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison. We may reflect bonus amounts in performance relating to the B Plus Class.

YIELDS

     The current yield of the State Street Research Money Market Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a subaccount (beside the State Street Research Money Market Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one-month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a subaccount refers to return quotations assuming an investment under a Contract has been held in the subaccount for the stated times. Average annual total return of a subaccount tells you the return you would have experienced if you allocated a $1,000 purchase payment to a subaccount for the specified period. We provide average annual total returns for the subaccounts on a Class-specific basis. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the subaccount for that Class (assuming selection of the Standard Death Benefit), including any Withdrawal Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standard total return for a Class will reflect the charge for the Predictor or GMIB I but will not reflect charges for any other optional additional benefits, including the Earnings Preservation Benefit Rider. From time to time in response to changes in the marketplace, promotional emphasis, and actual sales experience, we may modify our determination of which charges and deductions for optional features to factor into each Class's standardized average annual total returns. Narrative disclosure accompanying performance information in marketing materials always will indicate clearly which charges and deductions are reflected in performance for each Class. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the subaccount if any of those periods are not available.

NON-STANDARD RETURN

     "Non-Standard" average annual total return information for a Class may be presented, computed on the same basis as described above, except that deductions may not include the Withdrawal Charge or the charge for the GMIB. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a subaccount. We may also provide non-standard performance that reflects the inclusion or exclusion of various optional riders on a Class-specific basis. Narrative disclosure in marketing material containing non-standard returns will indicate which charges and deductions are reflected. Non-standard performance for a Class will be accompanied by standard performance for that Class.

     We may also illustrate on a Class-specific basis what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Withdrawal Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Withdrawal Value reflects the deduction of any Withdrawal Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Withdrawal Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Withdrawal Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Withdrawal Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Withdrawal Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments on a Class-specific basis in the same manner as described above based on hypothetical returns. To see an example of one such hypothetical illustration, refer to Appendix G.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each subaccount on a Class-specific basis to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the subaccounts. Advertising and sales literature may also show the performance rankings of the subaccounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS"), or may compare to the performance of a subaccount on a Class-specific basis to that of a widely used index, such as

Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS

     In the ordinary course of business, NELICO, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

     It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, NELICO does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of New England Securities Corporation to perform its contract with the Separate Account or of NELICO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS

     You may find the financial statements of the Variable Account and the Company in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     The following tables show the Accumulation Unit Values through December 31, 2006 for each subaccount. The Accumulation Unit Values are shown for Contracts with the lowest total Variable Account charge that applied through December 31, 2006, and for Contracts with the highest total Variable Account Charge that applied through December 31, 2006. The first table shows Contracts with the Standard Death Benefit and no riders (1.15% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 1.40%). The second table shows Contracts with the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the Earnings Preservation Benefit Rider (2.20% Variable Account charge for all subaccounts except those investing in the American Funds Insurance Series, where it was 2.45%.) All other possible combination of charges for an American Forerunner Series Contract appear in the Statement of Additional Information, which is available upon request by writing or calling New England Securities Corporation, 501 Boylston St., Boston, MA 02116 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  BlackRock Aggressive Growth Sub-Account (Class B)
     5/1/2004* to 12/31/2004..............................    34.939028       38.800924            8,169
     1/1/2005 to 12/31/2005...............................    38.800924       42.360155           21,964
     1/1/2006 to 12/31/2006...............................    42.360155       44.585585           48,714

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  BlackRock Bond Income Sub-Account (Class B)
     7/2/2001* to 12/31/2001..............................     3.967687        4.116167          163,045
     1/1/2002 to 12/31/2002...............................     4.116167        4.401486        1,804,114
     1/1/2003 to 12/31/2003...............................     4.401486        4.594079        4,102,407
     1/1/2004 to 12/31/2004...............................     4.594079        4.730889        5,962,426
     1/1/2005 to 12/31/2005...............................     4.730889        4.777709        7,142,220
     1/1/2006 to 12/31/2006...............................     4.777709        4.918626        7,522,271
  BlackRock Diversified Sub-Account (Class B)
     5/1/2004** to 12/31/2004.............................    36.941912       39.924032           17,530
     1/1/2005 to 12/31/2005...............................    39.924032       40.581393           32,172
     1/1/2006 to 12/31/2006...............................    40.581393       44.229038           41,317
  BlackRock Large-Cap Core Sub-Account(12) (previously,
     BlackRock Large Cap Sub-Account, and before that
     BlackRock Investment Trust Sub-Account) (Class B)
     7/2/2001* to 12/31/2001..............................     7.405651        6.772638            9,147
     1/1/2002 to 12/31/2002...............................     6.772638        4.935465          174,161
     1/1/2003 to 12/31/2003...............................     4.935465        6.338206          420,746
     1/1/2004 to 12/31/2004...............................     6.338206        6.929556          622,871
     1/1/2005 to 12/31/2005...............................     6.929556        7.077751          612,453
     1/1/2006 to 12/31/2006...............................     7.077751        7.964984          514,294
  BlackRock Large Cap Value Sub-Account (Class B)(8)
     5/1/2004* to 12/31/2004..............................     1.074511        1.187350        1,779,030
     1/1/2005 to 12/31/2005...............................     1.187350        1.239040        3,199,011
     1/1/2006 to 12/31/2006...............................     1.239040        1.459220        4,651,289
  BlackRock Large Cap Value Sub-Account (Class E)(8)
     5/1/2002** to 12/31/2002.............................     1.000000        0.793741          375,552
     1/1/2003 to 12/31/2003...............................     0.793741        1.062518        2,038,338
     1/1/2004 to 12/31/2004...............................     1.062518        1.190256        3,754,139
     1/1/2005 to 12/31/2005...............................     1.190256        1.243644        3,394,211
     1/1/2006 to 12/31/2006...............................     1.243644        1.465566        3,610,207
  BlackRock Legacy Large Cap Growth Sub-Account (Class
     B)(8)
     5/1/2004** to 12/31/2004.............................     2.375262        2.606996          350,302
     1/1/2005 to 12/31/2005...............................     2.606996        2.751324          757,219
     1/1/2006 to 12/31/2006...............................     2.751324        2.825633          887,193
  BlackRock Legacy Large Cap Growth Sub-Account (Class
     E)(9)
     7/2/2001** to 12/31/2001.............................     3.039302        2.779511          273,278
     1/1/2002 to 12/31/2002...............................     2.779511        1.834426        2,050,719
     1/1/2003 to 12/31/2003...............................     1.834426        2.446494        4,355,028
     1/1/2004 to 12/31/2004...............................     2.446494        2.626601        5,025,000
     1/1/2005 to 12/31/2005...............................     2.626601        2.774555        4,418,744
     1/1/2006 to 12/31/2006...............................     2.774555        2.852573        3,974,723
  BlackRock Money Market Sub-Account (Class B)
     7/2/2001* to 12/31/2001..............................     2.316804        2.332669          365,811
     1/1/2002 to 12/31/2002...............................     2.332669        2.332852        2,821,839
     1/1/2003 to 12/31/2003...............................     2.332852        2.318973        6,195,400
     1/1/2004 to 12/31/2004...............................     2.318973        2.309213        6,704,053
     1/1/2005 to 12/31/2005...............................     2.309213        2.343071        6,730,542
     1/1/2006 to 12/31/2006...............................     2.343071        2.421770        7,612,640

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  BlackRock Strategic Value Sub-Account (Class B)(8)
     5/1/2004* to 12/31/2004..............................     1.626631        1.833047        2,779,549
     1/1/2005 to 12/31/2005...............................     1.833047        1.882997        5,523,544
     1/1/2006 to 12/31/2006...............................     1.882997        2.167606        6,291,565
  BlackRock Strategic Value Sub-Account (Class E)(9)
     7/2/2001** to 12/31/2001.............................     1.432285        1.403224          642,658
     1/1/2002 to 12/31/2002...............................     1.403224        1.089127        8,010,482
     1/1/2003 to 12/31/2003...............................     1.089127        1.614079       17,079,781
     1/1/2004 to 12/31/2004...............................     1.614079        1.837570       22,522,556
     1/1/2005 to 12/31/2005...............................     1.837570        1.888488       20,398,176
     1/1/2006 to 12/31/2006...............................     1.888488        2.177644       17,872,678
  Davis Venture Value Sub-Account (Class B)(8)
     5/1/2004** to 12/31/2004.............................     2.925848        3.154211        2,118,582
     1/1/2005 to 12/31/2005...............................     3.154211        3.429931        6,914,939
     1/1/2006 to 12/31/2006...............................     3.429931        3.876398       10,590,474
  Davis Venture Value Sub-Account (Class E)(9)
     7/2/2001* to 12/31/2001..............................     2.834665        2.692750          574,764
     1/1/2002 to 12/31/2002...............................     2.692750        2.221384        4,781,789
     1/1/2003 to 12/31/2003...............................     2.221384        2.870941       11,135,852
     1/1/2004 to 12/31/2004...............................     2.870941        3.182610       14,532,812
     1/1/2005 to 12/31/2005...............................     3.182610        3.465227       14,852,787
     1/1/2006 to 12/31/2006...............................     3.465227        3.919203       14,265,655
  FI International Stock Sub-Account (Class B)(8)
     5/1/2004** to 12/31/2004.............................     1.221093        1.397216        1,227,378
     1/1/2005 to 12/31/2005...............................     1.397216        1.624204        3,844,781
     1/1/2006 to 12/31/2006...............................     1.624204        1.866242        5,748,730
  FI International Stock Sub-Account (Class E)(9)
     7/2/2001* to 12/31/2001..............................     1.286985        1.177247          302,022
     1/1/2002 to 12/31/2002...............................     1.177247        0.958679        3,281,364
     1/1/2003 to 12/31/2003...............................     0.958679        1.212108        9,382,604
     1/1/2004 to 12/31/2004...............................     1.212108        1.414070       10,047,349
     1/1/2005 to 12/31/2005...............................     1.414070        1.646785        9,262,176
     1/1/2006** to 12/31/2006.............................     1.646785        1.892721        8,542,749
  FI Large Cap Sub-Account
     05/01/2006** to 12/31/2006...........................    17.509536       17.742684            4,682
  FI Mid Cap Opportunities Sub-Account(4)
     5/1/2002* to 12/31/2002..............................     1.000000        0.811726          318,975
     1/1/2003 to 12/31/2003...............................     0.811726        1.140188        1,940,329
     1/1/2004 to 4/30/2004................................     1.140188        1.130795        2,954,746
  FI Mid Cap Opportunities Sub-Account(3) (previously
     Janus Mid Cap Sub-Account)
     7/2/2001* to 12/31/2001..............................     1.899424        1.567482          164,995
     1/1/2002 to 12/31/2002...............................     1.567482        1.097491          607,378
     1/1/2003 to 12/31/2003...............................     1.097491        1.456818        1,226,037
     1/1/2004 to 12/31/2004...............................     1.456818        1.682450        4,503,752
     1/1/2005 to 12/31/2005...............................     1.682450        1.774090        4,448,034
     1/1/2006 to 12/31/2006...............................     1.774090        1.956578        4,127,653

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  FI Value Leaders Sub-Account (Class B)(8)
     5/1/2004** to 12/31/2004.............................     2.365503        2.672659           80,300
     1/1/2005 to 12/31/2005...............................     2.672659        2.917798          476,645
     1/1/2006 to 12/31/2006...............................     2.917798        3.220868          977,870
  FI Value Leaders Sub-Account (Class E)(9)
     7/2/2001* to 12/31/2001..............................     2.652774        2.411394           98,150
     1/1/2002 to 12/31/2002...............................     2.411394        1.917471          342,085
     1/1/2003 to 12/31/2003...............................     1.917471        2.402457          743,172
     1/1/2004 to 12/31/2004...............................     2.402457        2.697006        1,058,978
     1/1/2005 to 12/31/2005...............................     2.697006        2.946950        1,051,934
     1/1/2006 to 12/31/2006...............................     2.946950        3.256193        1,110,483
  Franklin Templeton Small Cap Growth Sub-Account
     7/2/2001* to 12/31/2001..............................     0.954129        0.881195          178,826
     1/1/2002 to 12/31/2002...............................     0.881195        0.626836        1,795,413
     1/1/2003 to 12/31/2003...............................     0.626836        0.896067        4,615,868
     1/1/2004 to 12/31/2004...............................     0.896067        0.984537        6,743,180
     1/1/2005 to 12/31/2005...............................     0.984537        1.016048        8,146,418
     1/1/2006 to 12/31/2006...............................     1.016048        1.102095        9,589,427
  Harris Oakmark Focused Value Sub-Account (Class B)(8)
     5/1/2004** to 12/31/2004.............................     3.096339        3.365533        1,370,253
     1/1/2005 to 12/31/2005...............................     3.365533        3.650141        3,318,068
     1/1/2006 to 12/31/2006...............................     3.650141        4.047789        4,449,531
  Harris Oakmark Focused Value Sub-Account (Class E)(9)
     7/2/2001* to 12/31/2001..............................     2.560091        2.685571          481,964
     1/1/2002 to 12/31/2002...............................     2.685571        2.416310        4,907,449
     1/1/2003 to 12/31/2003...............................     2.416310        3.163837       11,636,252
     1/1/2004 to 12/31/2004...............................     3.163837        3.433184       14,747,612
     1/1/2005 to 12/31/2005...............................     3.433184        3.727094       13,867,196
     1/1/2006 to 12/31/2006...............................     3.727094        4.137273       12,094,110
  Harris Oakmark International Sub-Account (Class B)(6)
     5/1/2003** to 12/31/2003.............................     0.878540        1.182011        2,995,185
     1/1/2004 to 12/31/2004...............................     1.182011        1.408279        9,968,061
     1/1/2005 to 12/31/2005...............................     1.408279        1.590425       16,284,269
     1/1/2006 to 12/31/2006...............................     1.590425        2.025872       20,405,438
  Harris Oakmark International Sub-Account (Class E)(7)
     5/1/2002** to 12/31/2002.............................     1.061095        0.886504                0
     1/1/2003 to 12/31/2003...............................     0.886504        1.184423        1,543,584
     1/1/2004 to 12/31/2004...............................     1.184423        1.413075        2,533,199
     1/1/2005 to 12/31/2005...............................     1.413075        1.596359        3,197,476
     1/1/2006 to 12/31/2006...............................     1.596359        2.035584        3,474,457
  Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
     5/1/2004** to 12/31/2004.............................     1.230199        1.329755        2,077,579
     1/1/2005 to 12/31/2005...............................     1.329755        1.292898        6,777,537
     1/1/2006 to 12/31/2006...............................     1.292898        1.506150        7,944,239

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
     5/1/2002** to 12/31/2002.............................     1.194373        0.981280        1,013,132
     1/1/2003 to 12/31/2003...............................     0.981280        1.215874        8,106,150
     1/1/2004 to 12/31/2004...............................     1.215874        1.337643       11,067,763
     1/1/2005 to 12/31/2005...............................     1.337643        1.301992       11,137,622
     1/1/2006 to 12/31/2006...............................     1.301992        1.517964       10,194,359
  Jennison Growth Sub-Account (Class B)
     5/1/2005** to 12/31/2005.............................     0.412046        0.495770          372,314
     1/1/2006 to 12/31/2006...............................     0.495770        0.502487          834,092
  Jennison Growth Subaccount (Class B)(8)(10) (previously
     Met/ Putnam Voyager Sub-Account (Class B))
     5/1/2004** to 12/31/2004.............................     0.426835        0.446336           83,090
     1/1/2005 to 4/30/2005................................     0.446336        0.407095                0
  Jennison Growth Sub-Account (Class E)
     5/1/2005** to 12/31/2005.............................     0.412329        0.496830        3,192,387
     1/1/2006 to 12/31/2006...............................     0.496830        0.503929        3,201,902
  Jennison Growth Subaccount (Class E)(9)(10) (previously
     Met/ Putnam Voyager Sub-Account (Class E))
     7/2/2001* to 12/31/2001..............................     0.576172        0.494394          357,289
     1/1/2002 to 12/31/2002...............................     0.494394        0.347152        1,678,334
     1/1/2003 to 12/31/2003...............................     0.347152        0.431385        3,578,139
     1/1/2004 to 12/31/2004...............................     0.431385        0.446340        3,453,420
     1/1/2005 to 4/30/2005................................     0.446340        0.411153                0
  Lazard Mid-Cap Sub-Account
     5/1/2002* to 12/31/2002..............................     1.141290        0.969569          430,746
     1/1/2003 to 12/31/2003...............................     0.969569        1.209365        3,066,916
     1/1/2004 to 12/31/2004...............................     1.209365        1.367680        5,283,165
     1/1/2005 to 12/31/2005...............................     1.367680        1.461043        5,799,526
     1/1/2006 to 12/31/2006...............................     1.461043        1.656344        6,140,949
  Legg Mason Partners Aggressive Growth(5)(13) (previously
     Legg Mason Aggressive Growth Sub-Account which was
     previously Janus Aggressive Growth Sub-Account and,
     before that, Janus Growth Sub-Account)
     7/2/2001* to 12/31/2001..............................     0.952135        0.775990          338,843
     1/1/2002 to 12/31/2002...............................     0.775990        0.530690        1,339,061
     1/1/2003 to 12/31/2003...............................     0.530690        0.681507        2,098,484
     1/1/2004 to 12/31/2004...............................     0.681507        0.730558        2,428,212
     1/1/2005 to 12/31/2005...............................     0.730558        0.820277        2,795,359
     1/1/2006 to 12/31/2006...............................     0.820277        0.796827        3,757,688
  Legg Mason Value Equity Sub-Account (previously MFS(R)
     Investors Trust Sub-Account) (Class B)(8)(11)
     5/1/2004** to 12/31/2004.............................     7.787457        8.647002            9,665
     1/1/2005 to 12/31/2005...............................     8.647002        9.138390           20,535
     1/1/2006 to 4/30/2006................................     9.138390        9.558607           29,169

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Legg Mason Value Equity Sub-Account (previously MFS(R)
     Investors Trust Sub-Account) (Class E)(9)(11)
     7/2/2001* to 12/31/2001..............................     0.899677        0.835089          110,905
     1/1/2002 to 12/31/2002...............................     0.835089        0.658445          813,019
     1/1/2003 to 12/31/2003...............................     0.658445        0.790862        2,467,604
     1/1/2004 to 12/31/2004...............................     0.790862        0.869966        4,638,502
     1/1/2005 to 12/31/2005...............................     0.869966        0.921227        4,584,532
     1/1/2006 to 4/30/2006................................     0.921227        0.963902                0
  Legg Mason Value Equity Sub-Account(2) (previously MFS
     Investors Trust Sub-Account and, before that, MFS
     Research Managers Sub-Account)
     7/2/2001* to 12/31/2001..............................     0.981512        0.881931           14,318
     1/1/2002 to 12/31/2002...............................     0.881931        0.660811          488,204
     1/1/2003 to 12/31/2003...............................     0.660811        0.809503        1,444,156
     1/1/2004 to 4/30/2004................................     0.809503        0.824834        1,931,513
  Legg Mason Value Equity Sub-Account
     05/01/2006** to 12/31/2006...........................     9.519843       10.222985           69,097
  Lehman Brothers(R) Aggregate Bond Index Sub-Account
     7/2/2001* to 12/31/2001..............................     1.104444        1.137661          214,731
     1/1/2002 to 12/31/2002...............................     1.137661        1.236460        3,314,448
     1/1/2003 to 12/31/2003...............................     1.236460        1.263646        9,580,256
     1/1/2004 to 12/31/2004...............................     1.263646        1.297178       11,900,128
     1/1/2005 to 12/31/2005...............................     1.297178        1.306147       14,339,751
     1/1/2006 to 12/31/2006...............................     1.306147        1.340487       15,246,938
  Loomis Sayles Small Cap Sub-Account (Class B)(8)
     5/1/2004** to 12/31/2004.............................     2.401208        2.725367          300,389
     1/1/2005 to 12/31/2005...............................     2.725367        2.874174        1,328,797
     1/1/2006 to 12/31/2006...............................     2.874174        3.307237        2,293,441
  Loomis Sayles Small Cap Sub-Account (Class E)(9)
     7/2/2001* to 12/31/2001..............................     2.417476        2.290434          145,572
     1/1/2002 to 12/31/2002...............................     2.290434        1.774194        1,198,186
     1/1/2003 to 12/31/2003...............................     1.774194        2.390252        3,539,781
     1/1/2004 to 12/31/2004...............................     2.390252        2.745768        4,603,794
     1/1/2005 to 12/31/2005...............................     2.745768        2.898261        4,742,441
     1/1/2006 to 12/31/2006...............................     2.898261        3.338152        4,422,117
  Lord Abbett Bond Debenture Sub-Account
     7/2/2001* to 12/31/2001..............................     1.380912        1.390396           52,634
     1/1/2002 to 12/31/2002...............................     1.390396        1.366619          963,586
     1/1/2003 to 12/31/2003...............................     1.366619        1.609827        4,577,028
     1/1/2004 to 12/31/2004...............................     1.609827        1.721334        9,039,529
     1/1/2005 to 12/31/2005...............................     1.721334        1.727117       12,161,562
     1/1/2006 to 12/31/2006...............................     1.727117        1.863611       14,355,332
  MFS(R) Research International Sub-Account
     7/2/2001* to 12/31/2001..............................     0.927492        0.849709           93,021
     1/1/2002 to 12/31/2002...............................     0.849709        0.740863        1,816,147
     1/1/2003 to 12/31/2003...............................     0.740863        0.967070        5,529,748
     1/1/2004 to 12/31/2004...............................     0.967070        1.142973        8,360,916
     1/1/2005 to 12/31/2005...............................     1.142973        1.315501       10,997,444
     1/1/2006 to 12/31/2006...............................     1.315501        1.645958       12,926,162

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  MFS(R) Total Return Sub-Account
     5/1/2004** to 12/31/2004.............................     3.836332        4.178340        2,030,803
     1/1/2005 to 12/31/2005...............................     4.178340        4.248456        2,996,302
     1/1/2006 to 12/31/2006...............................     4.248456        4.701210        3,176,630
  MFS(R) Total Return Sub-Account(1) (previously Balanced
     Sub-Account)
     7/2/2001* to 12/31/2001..............................     1.524385        1.498783           35,048
     1/1/2002 to 12/31/2002...............................     1.498783        1.278296        1,327,453
     1/1/2003 to 12/31/2003...............................     1.278296        1.511755        3,446,285
     1/1/2004 to 4/30/2004................................     1.511755        1.499786        4,349,772
  Met/AIM Small Cap Growth Sub-Account
     5/1/2002** to 12/31/2002.............................     1.123754        0.849902          651,148
     1/1/2003 to 12/31/2003...............................     0.849902        1.166732        2,056,754
     1/1/2004 to 12/31/2004...............................     1.166732        1.227546        2,741,236
     1/1/2005 to 12/31/2005...............................     1.227546        1.313857        3,080,384
     1/1/2006 to 12/31/2006...............................     1.313857        1.483088        2,830,369
  MetLife Mid Cap Stock Index Sub-Account
     7/2/2001* to 12/31/2001..............................     1.053577        1.033682          118,901
     1/1/2002 to 12/31/2002...............................     1.033682        0.867483        1,826,447
     1/1/2003 to 12/31/2003...............................     0.867483        1.153856        4,894,484
     1/1/2004 to 12/31/2004...............................     1.153856        1.319938        7,335,056
     1/1/2005 to 12/31/2005...............................     1.319938        1.461744        8,344,977
     1/1/2006 to 12/31/2006...............................     1.461744        1.587065        9,084,788
  MetLife Stock Index Sub-Account
     7/2/2001* to 12/31/2001..............................     3.893357        3.611327          114,642
     1/1/2002 to 12/31/2002...............................     3.611327        2.766162        1,416,238
     1/1/2003 to 12/31/2003...............................     2.766162        3.496726        3,440,780
     1/1/2004 to 12/31/2004...............................     3.496726        3.811946        5,142,665
     1/1/2005 to 12/31/2005...............................     3.811946        3.933377        5,401,947
     1/1/2006 to 12/31/2006...............................     3.933377        4.479032        5,242,174
  Morgan Stanley EAFE(R) Index Sub-Account
     7/2/2001* to 12/31/2001..............................     0.950882        0.858225           78,621
     1/1/2002 to 12/31/2002...............................     0.858225        0.706210        1,730,884
     1/1/2003 to 12/31/2003...............................     0.706210        0.957843        5,478,996
     1/1/2004 to 12/31/2004...............................     0.957843        1.129340        8,721,376
     1/1/2005 to 12/31/2005...............................     1.129340        1.260846       10,320,319
     1/1/2006 to 12/31/2006...............................     1.260846        1.563644       11,042,309
  Neuberger Berman Real Estate Sub-Account
     5/1/2004** to 12/31/2004.............................     9.999055       12.855176          389,828
     1/1/2005 to 12/31/2005...............................    12.855176       14.397050        1,237,659
     1/1/2006 to 12/31/2006...............................    14.397050       19.581741        1,855,516
  Neuberger Berman Mid Cap Value Sub-Account
     7/2/2001* to 12/31/2001..............................     1.561179        1.512612           63,321
     1/1/2002 to 12/31/2002...............................     1.512612        1.347093          805,768
     1/1/2003 to 12/31/2003...............................     1.347093        1.813282        2,573,919
     1/1/2004 to 12/31/2004...............................     1.813282        2.198692        5,209,970
     1/1/2005 to 12/31/2005...............................     2.198692        2.432881        8,256,813
     1/1/2006 to 12/31/2006...............................     2.432881        2.674453        9,986,489

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Oppenheimer Capital Appreciation Sub-Account
     5/1/2005** to 12/31/2005.............................     8.032014        8.735738           29,894
     1/1/2006 to 12/31/2006...............................     8.735738        9.293841           78,596
  Oppenheimer Global Equity Sub-Account
     5/1/2004** to 12/31/2004.............................    12.983513       15.001713            7,183
     1/1/2005 to 12/31/2005...............................    15.001713       17.200474           75,986
     1/1/2006 to 12/31/2006...............................    17.200474       19.784749          221,134
  PIMCO Inflation Protected Bond Portfolio
     5/1/2006** to 12/31/2006.............................    11.078325       11.205166           64,045
  PIMCO Total Return Sub-Account
     7/2/2001* to 12/31/2001..............................     1.008542        1.056063        1,136,384
     1/1/2002 to 12/31/2002...............................     1.056063        1.141013        9,603,432
     1/1/2003 to 12/31/2003...............................     1.141013        1.176541       29,020,116
     1/1/2004 to 12/31/2004...............................     1.176541        1.220981       42,539,683
     1/1/2005 to 12/31/2005...............................     1.220981        1.234188       53,067,828
     1/1/2006 to 12/31/2006...............................     1.234188        1.275235       56,248,053
  RCM Technology Sub-Account(14) (previously RCA Global
     Technology Sub-Account)
     7/2/2001* to 12/31/2001..............................     0.758624        0.610749          236,284
     1/1/2002 to 12/31/2002...............................     0.610749        0.297468        1,811,806
     1/1/2003 to 12/31/2003...............................     0.297468        0.463355        6,874,562
     1/1/2004 to 12/31/2004...............................     0.463355        0.438292       12,237,593
     1/1/2005 to 12/31/2005...............................     0.438292        0.481024       11,341,203
     1/1/2006 to 12/31/2006...............................     0.481024        0.500963       11,210,671
  Russell 2000(R) Index Sub-Account
     7/2/2001* to 12/31/2001..............................     1.226300        1.193861          176,064
     1/1/2002 to 12/31/2002...............................     1.193861        0.936873        1,652,423
     1/1/2003 to 12/31/2003...............................     0.936873        1.349540        4,202,177
     1/1/2004 to 12/31/2004...............................     1.349540        1.566231        7,033,204
     1/1/2005 to 12/31/2005...............................     1.566231        1.614955        8,067,607
     1/1/2006 to 12/31/2006...............................     1.614955        1.877218        8,902,863
  Western Asset Management Strategic Bond Opportunities
     Sub-Account (Class B)(8)
     5/1/2004** to 12/31/2004.............................     1.910648        2.028901        1,435,056
     1/1/2005 to 12/31/2005...............................     2.028901        2.057148        4,955,681
     1/1/2006 to 12/31/2006...............................     2.057148        2.131819        7,685,962
  Western Asset Management Strategic Bond Opportunities
     Sub-Account (Class E)(9)
     7/2/2001* to 12/31/2001..............................     1.578946        1.617493          180,096
     1/1/2002 to 12/31/2002...............................     1.617493        1.748698        1,639,255
     1/1/2003 to 12/31/2003...............................     1.748698        1.944727        5,507,868
     1/1/2004 to 12/31/2004...............................     1.944727        2.046945        8,185,861
     1/1/2005 to 12/31/2005...............................     2.046945        2.077677        8,394,205
     1/1/2006 to 12/31/2006...............................     2.077677        2.153702        7,962,524
  Western Asset Management U.S. Government Sub-Account
     (Class B)(8)
     5/1/2004** to 12/31/2004.............................     1.579245        1.619580        2,054,332
     1/1/2005 to 12/31/2005...............................     1.619580        1.623381        6,607,389
     1/1/2006 to 12/31/2006...............................     1.623381        1.667697        8,653,084
------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Western Asset Management U.S. Government Sub-Account
     (Class E)(9)
     7/2/2001* to 12/31/2001..............................     1.458588        1.504288          871,165
     1/1/2002 to 12/31/2002...............................     1.504288        1.600458        4,380,584
     1/1/2003 to 12/31/2003...............................     1.600458        1.606657       10,414,448
     1/1/2004 to 12/31/2004...............................     1.606657        1.632791       12,063,010
     1/1/2005 to 12/31/2005...............................     1.632791        1.639669       11,770,403
     1/1/2006 to 12/31/2006...............................     1.639669        1.685404       10,745,311
  T. Rowe Price Large Cap Growth Sub-Account
     5/1/2004* to 12/31/2004..............................     1.132121        1.228822        1,449,526
     1/1/2005 to 12/31/2005...............................     1.228822        1.291677        5,547,726
     1/1/2006 to 12/31/2006...............................     1.291677        1.441446        7,160,330
  T. Rowe Price Mid-Cap Growth Sub-Account
     7/2/2001* to 12/31/2001..............................     0.931854        0.825551           41,122
     1/1/2002 to 12/31/2002...............................     0.825551        0.456708        1,655,011
     1/1/2003 to 12/31/2003...............................     0.456708        0.616917        5,668,644
     1/1/2004 to 12/31/2004...............................     0.616917        0.718542       12,901,702
     1/1/2005 to 12/31/2005...............................     0.718542        0.814249       19,229,605
     1/1/2006 to 12/31/2006...............................     0.814249        0.854583       23,043,363
  T. Rowe Price Small Cap Growth Sub-Account
     5/1/2004** to 12/31/2004.............................     1.260567        1.346140          151,024
     1/1/2005 to 12/31/2005...............................     1.346140        1.473388          708,562
     1/1/2006 to 12/31/2006...............................     1.473388        1.509438        1,478,571
  MetLife Conservative Allocation Sub-Account
     5/1/2005** to 12/31/2005.............................     9.999055       10.317034            7,268
     1/1/2006 to 12/31/2006...............................    10.317034       10.902214           59,113
  MetLife Conservative to Moderate Allocation Sub-Account
     5/1/2005** to 12/31/2005.............................     9.999055       10.535322          151,983
     1/1/2006 to 12/31/2006...............................    10.535322       11.396525          542,136
  MetLife Moderate Allocation Sub-Account
     5/1/2005** to 12/31/2005.............................     9.999055       10.766505          830,877
     1/1/2006 to 12/31/2006...............................    10.766505       11.903852        2,840,488
  MetLife Moderate to Aggressive Allocation Sub-Account
     5/1/2005** to 12/31/2005.............................     9.999055       10.992739          483,478
     1/1/2006 to 12/31/2006...............................    10.992739       12.412295        3,516,873
  MetLife Aggressive Allocation Sub-Account
     5/1/2005** to 12/31/2005.............................     9.999055       11.169288           24,530
     1/1/2006 to 12/31/2006...............................    11.169288       12.770955          349,460
  Cyclical Growth and Income ETF Sub-Account
     05/01/2006** to 12/31/2006...........................    10.528821       11.195806           19,800

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.15% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Cyclical Growth ETF Sub-Account
     05/01/2006** to 12/31/2006...........................    10.719973       11.451405           23,293

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  American Funds Bond Sub-Account
     05/01/2006** to 12/31/2006...........................    14.825548       15.562026          165,796
  American Funds Growth Sub-Account
     7/2/2001* to 12/31/2001..............................    12.984914       11.482595           92,536
     1/1/2002 to 12/31/2002...............................    11.482595        8.553837        1,339,395
     1/1/2003 to 12/31/2003...............................     8.553837       11.539710        3,886,871
     1/1/2004 to 12/31/2004...............................    11.539710       12.800876        6,318,658
     1/1/2005 to 12/31/2005...............................    12.800876       14.667370        7,944,020
     1/1/2006 to 12/31/2006...............................    14.667370       15.941872        8,793,027
  American Funds Growth-Income Sub-Account
     7/2/2001* to 12/31/2001..............................     8.799275        8.540624          110,485
     1/1/2002 to 12/31/2002...............................     8.540624        6.876924        1,449,139
     1/1/2003 to 12/31/2003...............................     6.876924        8.980345        4,125,345
     1/1/2004 to 12/31/2004...............................     8.980345        9.773854        6,296,437
     1/1/2005 to 12/31/2005...............................     9.773854       10.200482        7,723,449
     1/1/2006 to 12/31/2006...............................    10.200482       11.588340        8,088,661
  American Funds Global Small Capitalization Sub-Account
     7/2/2001* to 12/31/2001..............................     1.467879        1.354969          174,008
     1/1/2002 to 12/31/2002...............................     1.354969        1.081548        2,084,831
     1/1/2003 to 12/31/2003...............................     1.081548        1.637421        4,945,481
     1/1/2004 to 12/31/2004...............................     1.637421        1.951751        9,266,699
     1/1/2005 to 12/31/2005...............................     1.951751        2.412643       12,165,119
     1/1/2006 to 12/31/2006...............................     2.412643        2.951478       15,102,207

---------------
  *  Date on which the Contract first became available.
 **  Date on which the Subaccount first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap

      Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

 (10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

 (13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

 (14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES

           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                        CONDENSED FINANCIAL INFORMATION

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  BlackRock Aggressive Growth Sub-Account (Class B)
     5/1/2004 to 12/31/2004...............................    29.528498       32.564802              0
     1/1/2005 to 12/31/2005...............................    32.564802       35.181834            324
     1/1/2006 to 12/31/2006...............................    35.181834       36.644245            972
  BlackRock Bond Income Sub-Account (Class B)
     5/1/2003 to 12/31/2003...............................     3.676355        3.710502          9,484
     1/1/2004 to 12/31/2004...............................     3.710502        3.780980         20,644
     1/1/2005 to 12/31/2005...............................     3.780980        3.778624         21,119
     1/1/2006 to 12/31/2006...............................     3.778624        3.849555         13,969
  BlackRock Diversified Sub-Account (Class B)
     5/1/2004 to 12/31/2004...............................    30.635232       32.878595            415
     1/1/2005 to 12/31/2005...............................    32.878595       33.071886             91
     1/1/2006 to 12/31/2006...............................    33.071886       35.669174            338
  BlackRock Large-Cap Core Sub-Account(12) (previously
     BlackRock Large Cap Sub-Account and, before that
     BlackRock Investment Trust Sub-Account) (Class B)
     5/1/2003 to 12/31/2003...............................     4.239068        5.109056              0
     1/1/2004 to 12/31/2004...............................     5.109056        5.527244              0
     1/1/2005 to 12/31/2005...............................     5.527244        5.586658              0
     1/1/2006 to 12/31/2006...............................     5.586658        6.221507          1,904
  BlackRock Large Cap Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.052091        1.154511              0
     1/1/2005 to 12/31/2005...............................     1.154511        1.192227          6,810
     1/1/2006 to 12/31/2006...............................     1.192227        1.389468         84,147
  BlackRock Large Cap Value Sub-Account (Class E)(8)
     5/1/2003 to 12/31/2003...............................     0.816712        1.044060          7,861
     1/1/2004 to 12/31/2004...............................     1.044060        1.157334         15,772
     1/1/2005 to 12/31/2005...............................     1.157334        1.196654         33,539
     1/1/2006 to 12/31/2006...............................     1.196654        1.395508         34,537
  BlackRock Legacy Large Cap Growth Sub-Account (Class
     B)(8)
     5/1/2004 to 12/31/2004...............................     2.149498        2.342840          3,511
     1/1/2005 to 12/31/2005...............................     2.342840        2.446796         13,081
     1/1/2006 to 12/31/2006...............................     2.446796        2.486696         20,230
  BlackRock Legacy Large Cap Growth Sub-Account (Class
     E)(9)
     5/1/2003 to 12/31/2003...............................     1.804735        2.221857          3,020
     1/1/2004 to 12/31/2004...............................     2.221857        2.360447         19,886
     1/1/2005 to 12/31/2005...............................     2.360447        2.467444         28,901
     1/1/2006 to 12/31/2006...............................     2.467444        2.510392         28,727
  BlackRock Money Market Sub-Account (Class B)
     5/1/2003 to 12/31/2003...............................     1.894154        1.872726         31,002
     1/1/2004 to 12/31/2004...............................     1.872726        1.845312         64,852
     1/1/2005 to 12/31/2005...............................     1.845312        1.852865         41,252
     1/1/2006 to 12/31/2006...............................     1.852865        1.895153         45,608
  BlackRock Strategic Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.562518        1.748585        137,836
     1/1/2005 to 12/31/2005...............................     1.748585        1.777530        168,944
     1/1/2006 to 12/31/2006...............................     1.777530        2.024884         78,843

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  BlackRock Strategic Value Sub-Account (Class E)(9)
     5/1/2003 to 12/31/2003...............................     1.063763        1.555960         21,326
     1/1/2004 to 12/31/2004...............................     1.555960        1.752858         41,566
     1/1/2005 to 12/31/2005...............................     1.752858        1.782672         53,701
     1/1/2006 to 12/31/2006...............................     1.782672        2.034215         54,698
  Davis Venture Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.647827        2.834688         41,463
     1/1/2005 to 12/31/2005...............................     2.834688        3.050386         79,987
     1/1/2006 to 12/31/2006...............................     3.050386        3.411548        203,065
  Davis Venture Value Sub-Account (Class E)(9)
     5/1/2003 to 12/31/2003...............................     2.081663        2.607387         18,677
     1/1/2004 to 12/31/2004...............................     2.607387        2.860180        231,327
     1/1/2005 to 12/31/2005...............................     2.860180        3.081745         37,707
     1/1/2006 to 12/31/2006...............................     3.081745        3.449185         37,725
  FI International Stock Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.065074        1.210240         38,955
     1/1/2005 to 12/31/2005...............................     1.210240        1.392205         29,796
     1/1/2006 to 12/31/2006...............................     1.392205        1.583009         57,536
  FI International Stock Sub-Account (Class E)(9)
     5/1/2003 to 12/31/2003...............................     0.844644        1.061006          2,237
     1/1/2004 to 12/31/2004...............................     1.061006        1.224834          2,228
     1/1/2005 to 12/31/2005...............................     1.224834        1.411556          2,219
     1/1/2006 to 12/31/2006...............................     1.411556        1.605463          2,210
  FI Large Cap Sub-Account
     05/01/2006 to 12/31/2006.............................    17.509536       17.742684          4,682
  FI Mid Cap Opportunities Sub-Account(4)
     5/1/2003 to 12/31/2003...............................     0.846153        1.120382          6,352
     1/1/2004 to 4/30/2004................................     1.120382        1.107324         40,828
  FI Mid Cap Opportunities Sub-Account(3) (previously
     Janus Mid Cap Sub-Account)
     5/1/2003 to 12/31/2003...............................     1.086570        1.355874          3,788
     1/1/2004 to 12/31/2004...............................     1.355874        1.549471        125,500
     1/1/2005 to 12/31/2005...............................     1.549471        1.616856        127,987
     1/1/2006 to 12/31/2006...............................     1.616856        1.764590         47,680
  FI Value Leaders Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.107115        2.364207            607
     1/1/2005 to 12/31/2005...............................     2.364207        2.554180          3,873
     1/1/2006 to 12/31/2006...............................     2.554180        2.790114         33,250
  FI Value Leaders Sub-Account (Class E)(9)
     5/1/2003 to 12/31/2003...............................     1.763553        2.147737              0
     1/1/2004 to 12/31/2004...............................     2.147737        2.385812          3,016
     1/1/2005 to 12/31/2005...............................     2.385812        2.579773         11,374
     1/1/2006 to 12/31/2006...............................     2.579773        2.820795         11,374
  Franklin Templeton Small Cap Growth Sub-Account
     5/1/2003 to 12/31/2003...............................     0.634409        0.871274          6,247
     1/1/2004 to 12/31/2004...............................     0.871274        0.947272        166,064
     1/1/2005 to 12/31/2005...............................     0.947272        0.967412        215,948
     1/1/2006 to 12/31/2006...............................     0.967412        1.038404        104,112
  Harris Oakmark Focused Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.758183        2.977180         37,105
     1/1/2005 to 12/31/2005...............................     2.977180        3.195328         55,264
     1/1/2006 to 12/31/2006...............................     3.195328        3.506527         53,467

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Harris Oakmark Focused Value Sub-Account (Class E)(9)
     5/1/2003 to 12/31/2003...............................     2.223785        2.828363         63,108
     1/1/2004 to 12/31/2004...............................     2.828363        3.037004         67,383
     1/1/2005 to 12/31/2005...............................     3.037004        3.262671         27,710
     1/1/2006 to 12/31/2006...............................     3.262671        3.584022         25,192
  Harris Oakmark International Sub-Account (Class B)(6)
     5/1/2003 to 12/31/2003...............................     0.864265        1.154680              0
     1/1/2004 to 12/31/2004...............................     1.154680        1.361315        154,133
     1/1/2005 to 12/31/2005...............................     1.361315        1.521381        224,942
     1/1/2006 to 12/31/2006...............................     1.521381        1.917749        201,589
  Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.161353        1.246630         19,747
     1/1/2005 to 12/31/2005...............................     1.246630        1.199452        100,954
     1/1/2006 to 12/31/2006...............................     1.199452        1.382742         80,480
  Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
     5/1/2003 to 12/31/2003...............................     0.964741        1.151927          7,851
     1/1/2004 to 12/31/2004...............................     1.151927        1.254021         17,337
     1/1/2005 to 12/31/2005...............................     1.254021        1.207886         34,074
     1/1/2006 to 12/31/2006...............................     1.207886        1.393585         12,219
  Jennison Growth Sub-Account (Class B)
     5/1/2005 to 12/31/2005...............................     0.390922        0.467096         40,374
     1/1/2006 to 12/31/2006...............................     0.467096        0.468491         41,226
  Jennison Growth Subaccount (Class B)(8)(10) (previously
     Met/Putnam Voyager Sub-Account (Class B))
     5/1/2004 to 12/31/2004...............................     0.409218        0.424945              0
     1/1/2005 to 4/30/2005................................     0.424945        0.386270              0
  Jennison Growth Sub-Account (Class E)
     5/1/2005 to 12/31/2005...............................     0.391191        0.468094         13,393
     1/1/2006 to 12/31/2006...............................     0.468094        0.469834         13,959
  Jennison Growth Subaccount (Class E)(9)(10) (previously
     Met/Putnam Voyager Sub-Account (Class E))
     5/1/2003 to 12/31/2003...............................     0.356609        0.415056         12,375
     1/1/2004 to 12/31/2004...............................     0.415056        0.424948         13,323
     1/1/2005 to 4/30/2005................................     0.424948        0.390108              0
  Lazard Mid-Cap Sub-Account
     5/1/2003 to 12/31/2003...............................     0.960825        1.181399              0
     1/1/2004 to 12/31/2004...............................     1.181399        1.322062          2,144
     1/1/2005 to 12/31/2005...............................     1.322062        1.397607          2,133
     1/1/2006 to 12/31/2006...............................     1.397607        1.567929         57,788
  Legg Mason Partners Aggressive Growth(5)(13)
     (previously, Legg Mason Aggressive Growth Sub-Account
     which was previously Janus Aggressive Growth
     Sub-Account and, before that, Janus Growth
     Sub-Account)
     5/1/2003 to 12/31/2003...............................     0.546411        0.662628              0
     1/1/2004 to 12/31/2004...............................     0.662628        0.702881          5,165
     1/1/2005 to 12/31/2005...............................     0.702881        0.780985         12,328
     1/1/2006 to 12/31/2006...............................     0.780985        0.750752         77,494
  Legg Mason Value Equity Sub-Account (previously MFS
     Investors Trust Sub-Account) (Class B)(8)(11)
     5/1/2004 to 12/31/2004...............................     7.387943        8.146489              0
     1/1/2005 to 12/31/2005...............................     8.146489        8.519782              0
     1/1/2006 to 4/30/2006................................     8.519782        8.881372              0

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Legg Mason Value Equity Sub-Account (previously MFS
     Investors Trust Sub-Account) (Class E)(9)(11)
     5/1/2003 to 12/31/2003...............................     0.649255        0.752961              0
     1/1/2004 to 12/31/2004...............................     0.752961        0.819602         42,721
     1/1/2005 to 12/31/2005...............................     0.819602        0.858858         42,576
     1/1/2006 to 4/30/2006................................     0.858858        0.895600              0
  Legg Mason Value Equity Sub-Account(2) (previously MFS
     Investors Trust Sub-Account and, before that, MFS
     Research Managers Sub-Account)
     5/1/2003 to 12/31/2003...............................     0.655159        0.770684         43,623
     1/1/2004 to 4/30/2004................................     0.770684        0.782576         44,505
  Legg Mason Value Equity Sub-Account
     5/1/2006 to 12/31/2006...............................     8.844334        9.431696              0
  Lehman Brothers(R) Aggregate Bond Index Sub-Account
     5/1/2003 to 12/31/2003...............................     1.200429        1.197322        233,953
     1/1/2004 to 12/31/2004...............................     1.197322        1.216221         52,976
     1/1/2005 to 12/31/2005...............................     1.216221        1.211873         71,366
     1/1/2006 to 12/31/2006...............................     1.211873        1.230779         70,018
  Loomis Sayles Small Cap Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     2.161605        2.436398              0
     1/1/2005 to 12/31/2005...............................     2.436398        2.542675          5,528
     1/1/2006 to 12/31/2006...............................     2.542675        2.895310         16,644
  Loomis Sayles Small Cap Sub-Account (Class E)(9)
     5/1/2003 to 12/31/2003...............................     1.666888        2.159414          2,425
     1/1/2004 to 12/31/2004...............................     2.159414        2.454626          6,936
     1/1/2005 to 12/31/2005...............................     2.454626        2.563974         15,352
     1/1/2006 to 12/31/2006...............................     2.563974        2.922363         17,059
  Lord Abbett Bond Debenture Sub-Account
     5/1/2003 to 12/31/2003...............................     1.375126        1.498707        162,520
     1/1/2004 to 12/31/2004...............................     1.498707        1.585737        223,374
     1/1/2005 to 12/31/2005...............................     1.585737        1.574492         74,062
     1/1/2006 to 12/31/2006...............................     1.574492        1.681231         96,970
  MFS Research International Sub-Account
     5/1/2003 to 12/31/2003...............................     0.720615        0.927567              0
     1/1/2004 to 12/31/2004...............................     0.927567        1.084809         46,809
     1/1/2005 to 12/31/2005...............................     1.084809        1.235559         47,864
     1/1/2006 to 12/31/2006...............................     1.235559        1.529838         60,678
  MFS Total Return Sub-Account
     5/1/2004 to 12/31/2004...............................     3.208595        3.470400         26,448
     1/1/2005 to 12/31/2005...............................     3.470400        3.491885         39,232
     1/1/2006 to 12/31/2006...............................     3.491885        3.823770         39,866
  MFS Total Return Sub-Account(1) (previously Balanced
     Sub-Account)
     5/1/2003 to 12/31/2003...............................     1.211095        1.372962         11,508
     1/1/2004 to 4/30/2004................................     1.372962        1.357400         32,755
  Met/AIM Small Cap Growth Sub-Account
     5/1/2003 to 12/31/2003...............................     0.859964        1.139755              0
     1/1/2004 to 12/31/2004...............................     1.139755        1.186602         23,434
     1/1/2005 to 12/31/2005...............................     1.186602        1.256812         23,649
     1/1/2006 to 12/31/2006...............................     1.256812        1.403914         22,917

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  MetLife Mid Cap Stock Index Sub-Account
     5/1/2003 to 12/31/2003...............................     0.855856        1.112298          4,265
     1/1/2004 to 12/31/2004...............................     1.112298        1.259075         20,790
     1/1/2005 to 12/31/2005...............................     1.259075        1.379828         19,161
     1/1/2006 to 12/31/2006...............................     1.379828        1.482519         18,224
  MetLife Stock Index Sub-Account
     5/1/2003 to 12/31/2003...............................     2.513599        3.029154         16,316
     1/1/2004 to 12/31/2004...............................     3.029154        3.267648         14,357
     1/1/2005 to 12/31/2005...............................     3.267648        3.336629         30,642
     1/1/2006 to 12/31/2006...............................     3.336629        3.759933         24,327
  Morgan Stanley EAFE(R) Index Sub-Account
     5/1/2003 to 12/31/2003...............................     0.678339        0.907523        147,548
     1/1/2004 to 12/31/2004...............................     0.907523        1.058811        136,248
     1/1/2005 to 12/31/2005...............................     1.058811        1.169793         58,486
     1/1/2006 to 12/31/2006...............................     1.169793        1.435621         42,456
  Neuberger Berman Real Estate Sub-Account
     5/1/2004 to 12/31/2004...............................     9.998192       12.764997          4,955
     1/1/2005 to 12/31/2005...............................    12.764997       14.147202         11,234
     1/1/2006 to 12/31/2006...............................    14.147202       19.041742         26,839
  Neuberger Berman Mid Cap Value Sub-Account
     5/1/2003 to 12/31/2003...............................     1.322400        1.717901         10,219
     1/1/2004 to 12/31/2004...............................     1.717901        2.061234         20,028
     1/1/2005 to 12/31/2005...............................     2.061234        2.257043         52,328
     1/1/2006 to 12/31/2006...............................     2.257043        2.455307        122,970
  Oppenheimer Capital Appreciation Sub-Account
     5/1/2005 to 12/31/2005...............................     7.683859        8.299136              0
     1/1/2006 to 12/31/2006...............................     8.299136        8.737359          1,780
  Oppenheimer Global Equity Sub-Account
     5/1/2004 to 12/31/2004...............................    12.041673       13.816953            531
     1/1/2005 to 12/31/2005...............................    13.816953       15.677143            717
     1/1/2006 to 12/31/2006...............................    15.677143       17.844741          1,714
  PIMCO Inflation Protected Bond Portfolio
     5/1/2006** to 12/31/2006.............................    10.734463       10.782032              0
  PIMCO Total Return Sub-Account
     5/1/2003 to 12/31/2003...............................     1.141051        1.141461        223,531
     1/1/2004 to 12/31/2004...............................     1.141461        1.172170         85,090
     1/1/2005 to 12/31/2005...............................     1.172170        1.172506        137,039
     1/1/2006 to 12/31/2006...............................     1.172506        1.198883        267,777
  RCM Technology Sub-Account(14) (previously RCA Global
     Technology Sub-Account)
     5/1/2003 to 12/31/2003...............................     0.324731        0.449510          9,828
     1/1/2004 to 12/31/2004...............................     0.449510        0.420740         28,663
     1/1/2005 to 12/31/2005...............................     0.420740        0.456953         80,524
     1/1/2006 to 12/31/2006...............................     0.456953        0.470936         80,885
  Russell 2000(R) Index Sub-Account
     5/1/2003 to 12/31/2003...............................     0.928293        1.278525         71,775
     1/1/2004 to 12/31/2004...............................     1.278525        1.468279         21,158
     1/1/2005 to 12/31/2005...............................     1.468279        1.498195         31,590
     1/1/2006 to 12/31/2006...............................     1.498195        1.723354         28,040

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Western Asset Management Strategic Bond Opportunities
     Sub-Account (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.729072        1.823352         58,188
     1/1/2005 to 12/31/2005...............................     1.823352        1.829480         79,943
     1/1/2006 to 12/31/2006...............................     1.829480        1.876140         81,591
  Western Asset Management Strategic Bond Opportunities
     Sub-Account (Class E)(9)
     5/1/2003 to 12/31/2003...............................     1.702622        1.766219         75,351
     1/1/2004 to 12/31/2004...............................     1.766219        1.839586        240,453
     1/1/2005 to 12/31/2005...............................     1.839586        1.847755        105,213
     1/1/2006 to 12/31/2006...............................     1.847755        1.895417         92,336
  Western Asset Management U.S. Government Sub-Account
     (Class B)(8)
     5/1/2004 to 12/31/2004...............................     1.429154        1.455487         92,386
     1/1/2005 to 12/31/2005...............................     1.455487        1.443706        106,848
     1/1/2006 to 12/31/2006...............................     1.443706        1.467668        119,206
  Western Asset Management U.S. Government Sub-Account
     (Class E)(9)
     5/1/2003 to 12/31/2003...............................     1.474771        1.459159         50,616
     1/1/2004 to 12/31/2004...............................     1.459159        1.467362         50,495
     1/1/2005 to 12/31/2005...............................     1.467362        1.458193         50,732
     1/1/2006 to 12/31/2006...............................     1.458193        1.483254         49,798
  T. Rowe Price Large Cap Growth Sub-Account
     5/1/2004 to 12/31/2004...............................     1.068742        1.151983         74,148
     1/1/2005 to 12/31/2005...............................     1.151983        1.198298        164,172
     1/1/2006 to 12/31/2006...............................     1.198298        1.323311        136,323
  T. Rowe Price Mid Cap Growth Sub-Account
     5/1/2003 to 12/31/2003...............................     0.467514        0.598533         18,187
     1/1/2004 to 12/31/2004...............................     0.598533        0.689830         53,659
     1/1/2005 to 12/31/2005...............................     0.689830        0.773575        123,804
     1/1/2006 to 12/31/2006...............................     0.773575        0.803434        198,600
  T. Rowe Price Small Cap Growth Sub-Account
     5/1/2004 to 12/31/2004...............................     1.169074        1.239772          1,741
     1/1/2005 to 12/31/2005...............................     1.239772        1.342839         20,354
     1/1/2006 to 12/31/2006...............................     1.342839        1.361357         20,388
  MetLife Conservative Allocation Sub-Account
     5/1/2005 to 12/31/2005...............................     9.998192       10.244587              0
     1/1/2006 to 12/31/2006...............................    10.244587       10.712904         57,287
  MetLife Conservative to Moderate Allocation Sub-Account
     5/1/2005 to 12/31/2005...............................     9.998192       10.461355              0
     1/1/2006 to 12/31/2006...............................    10.461355       11.198645              0
  MetLife Moderate Allocation Sub-Account
     5/1/2005 to 12/31/2005...............................     9.998192       10.690928          6,536
     1/1/2006 to 12/31/2006...............................    10.690928       11.697181          7,271
  MetLife Moderate to Aggressive Allocation Sub-Account
     5/1/2005 to 12/31/2005...............................     9.998192       10.915585              0
     1/1/2006 to 12/31/2006...............................    10.915585       12.196813          1,764
  MetLife Aggressive Allocation Sub-Account
     5/1/2005 to 12/31/2005...............................     9.998192       11.090906              0
     1/1/2006 to 12/31/2006...............................    11.090906       12.549255              0
  Cyclical Growth and Income ETF Sub-Account
     5/1/2006 to 12/31/2006...............................    10.464513       11.050225              0

                                                                    2.20% VARIABLE ACCOUNT CHARGE
                                                                 (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  Cyclical Growth ETF Sub-Account
     5/1/06 to 12/31/06...................................    10.654502       11.302506              0



                                                                    2.45% VARIABLE ACCOUNT CHARGE
                                                            ----------------------------------------------
                                                                                              NUMBER OF
                                                            ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                            UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                            BEGINNING OF       END OF       OUTSTANDING AT
                                                               PERIOD          PERIOD       END OF PERIOD
                                                            -------------   -------------   --------------
  American Funds Bond Sub-Account
     05/01/2006 to 12/31/2006.............................    13.487687       14.059508            1,910
  American Funds Global Small Capitalization Sub-Account
     5/1/2003 to 12/31/2003...............................     1.061206        1.542665           14,945
     1/1/2004 to 12/31/2004...............................     1.542665        1.819557           48,160
     1/1/2005 to 12/31/2005...............................     1.819557        2.225825           85,288
     1/1/2006 to 12/31/2006...............................     2.225825        2.694580          216,540
  American Funds Growth Sub-Account
     5/1/2003 to 12/31/2003...............................     7.555086        9.363770           22,664
     1/1/2004 to 12/31/2004...............................     9.363770       10.278365           34,426
     1/1/2005 to 12/31/2005...............................    10.278365       11.654464           44,902
     1/1/2006 to 12/31/2006...............................    11.654464       12.535213           55,219
  American Funds Growth-Income Sub-Account
     5/1/2003 to 12/31/2003...............................     5.856762        7.287395           31,896
     1/1/2004 to 12/31/2004...............................     7.287395        7.848266           46,116
     1/1/2005 to 12/31/2005...............................     7.848266        8.105542           56,352
     1/1/2006 to 12/31/2006...............................     8.105542        9.112476           46,484


---------------


 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.



 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.



 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.



 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.



 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.



 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.



 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.



 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.



 (10)Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.



 (11)Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.



 (12)Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.



 (13)Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.



 (14)Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are withdrawn will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

    Toll-free telephone service:  --A recording of daily unit values is available by calling
                                    1-800-333-2501.

                                  --Fund transfers, address changes and changes of future
                                    purchase payment allocations can be made by calling
                                    1-800-435-4117.

    Written Communications:       --All communications and inquiries regarding address
                                    changes, premium payments, billing, fund transfers,
                                    withdrawals, maturities and any other processing matters
                                    relating to your Contract should be directed to:

                                       New England Life Insurance Company
                                       c/o Annuity Administrative Office
                                       P.O. Box 14594
                                       Des Moines, IA 50306-3594
                                       fax: (515) 457-4301

    Internet Communications:      --Fund transfers and future allocations can be made at
                                    www.nef.com

                                   APPENDIX B

                               WITHDRAWAL CHARGE

     The following example illustrates how the Withdrawal Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Withdrawal Charge," no Withdrawal Charge will apply for any Class of the Contract if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Withdrawal Charge for your Contract Class that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Withdrawal Charge for your Contract Class would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Withdrawal Charge for your Contract Class would expire.

     As an example, assume that you apply $100,000 of Contract Value on a Standard Class Contract (net of any premium tax charge and Contract Administrative fee to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Withdrawal Charge waived when you applied the proceeds to the payment option was $1,620. If the Payee surrenders the commuted value of the proceeds under option six months later, the Withdrawal Charge would be $1,458 (representing the $1,620 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Withdrawal Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Withdrawal Charge would expire).

     We calculate this amount in the same manner for each Class of Contract that imposes a Withdrawal Charge, using the Withdrawal Charge percentage applicable to that Class.

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.

                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%

---------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D
               GUARANTEED MINIMUM INCOME BENEFIT (GMIB) EXAMPLES

The purpose of these examples is to illustrate the operation of the GMIB (the Predictor and the Predictor Plus). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a Contract Owner and the investment experience of the Eligible Funds. The examples do not reflect the deduction of fees and charges.

(1)  Withdrawal Adjustments to Annual Increase Amount

      Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior contract anniversary

     Assume the initial purchase payment is $100,000 and the Predictor is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $5,000 is withdrawn (leaving an account balance of $95,000). Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($105,000 - $5,000 = $100,000).
     Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

      Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary

     Assume the initial purchase payment is $100,000 and the Predictor is selected. Assume the Contract Value at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Contract Value attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2)  The 5% Annual Increase Amount

      Example

     Assume the Owner of the Contract is a male, age 55 at issue, and he elects the Predictor rider. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the 5% Annual Increase Amount is equal to $100,000 (the initial purchase payment). The 5% Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Owner's 85th birthday). At the tenth Contract Anniversary, when the Owner is age 65, the 5% Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

      Determining a value upon which future income payments will be based

     Assume that you make an initial purchase payment of $100,000. Prior to annuitization, your Contract Value fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts you selected. The 5% Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per annum, until the Contract Anniversary on or following the Contract Owner's 85(th) birthday. The 5% Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The 5% Annual Increase Amount line is the value upon which future income payments can be based.

                                    [GRAPH]

      Determining your guaranteed lifetime income stream

     Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, your 5% Annual Increase Amount is higher than the Contract Value and will produce a higher income benefit. Accordingly, the 5% Annual Increase Amount will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB Payment and the rider charge.

                                    [GRAPH]

(3)  The Highest Anniversary Value

      Example

     Assume, as in the example in section (2) above, the Owner of the Contract is a male, age 55 at issue, and he elects the Predictor rider. He makes an initial purchase payment of $100,000, and makes no additional Purchase Payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial Purchase Payment). Assume the Contract Value on the first Contract Anniversary is $108,000 due to good market performance. Because the Contract Value is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Contract Value ($108,000). Assume the Contract Value on the second Contract Anniversary is $102,000 due to poor market performance. Because the Contract Value is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

     Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Contract Value is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal the Contract Value ($155,000). See section (4) below for an example of the exercise of the Predictor rider.

      Determining a value upon which future income payments will be based

     Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Contract Value at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81(st) birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPH]

      Determining your guaranteed lifetime income stream

     Assume that you decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Contract Value. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime annuity payments. The Income Base is not available for cash withdrawals and is only used for purposes of calculating the GMIB Payment and the rider charge.

                                    [GRAPH]

(4)  Putting It All Together

      Example

     Continuing the examples in sections (2) and (3) above, assume the Owner chooses to exercise the Predictor rider at the tenth Contract Anniversary and elects a life annuity with 10 years of annuity payments guaranteed. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Income Base. The Income Base of $162,889 is applied to the GMIB Annuity Table. This yields annuity payments of $717 per month for life, with a minimum of 10 years guaranteed. (If the same Owner were instead age 70, the Income Base of $162,889 would yield monthly payments of $806; if the Owner were age 75, the income base of $162,889 would yield monthly payments of $920.)

     The above example does not take into account the impact of premium and other taxes. As with other-pay-out types, the amount you receive as an income payment depends on your age, sex, and the income type you selected.

     THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GUARANTEED MINIMUM INCOME BENEFIT PAYMENT AND THE CHARGE FOR THE BENEFIT.

     Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, you will receive income payments for life and the Income Base and the Contract Value will stop accruing. Also, the GMIB Rider may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 85(th) birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

                                    [GRAPH]

     With the GMIB Rider, the Income Base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Contract Value would produce a greater amount of income, then you will receive the greater amount. In other words, when you annuitize your Contract you will receive whatever amount produces the greatest income payment. Therefore, if your Contract Value would provide greater income than would the amount provided under the GMIB Rider, you will have paid for the GMIB Rider although it was never used.

                                    [GRAPH]

(5)  The Guaranteed Principal Option--Predictor Plus

     Initial Investment is $100,000. Assume that no withdrawals are taken. Assume that Contract Value at the 10(th) Contract Anniversary is $50,000 due to poor market performance, and you exercise the Guaranteed Principal Option at this time.

     The effect of exercising the Guaranteed Principal Option:

     1) A Guaranteed Principal Adjustment of $100,000 -- $50,000 = $50,000 is added to the Contract Value 30 days after the 10(th) Contract Anniversary bringing it back up to $100,000.

     2) The Predictor Plus rider and rider fee terminates as of the date that the Adjustment is made to the Contract Value; the variable annuity contract continues.

     3) Predictor Plus Allocation and Transfer restrictions terminate as of the date that the Adjustment is made to the Contract Value.

                                    [GRAPH]
------------

* Withdrawals reduce the original purchase payment (i.e. those payments credited within 120 days of contract issue date) proportionately and therefore, may have a significant impact on the amount of the Guaranteed Principal Option.

(6) The Optional Reset--Predictor Plus (for Contracts issued prior to February 26, 2007)

     Assume your initial Purchase Payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elect an Optional Reset. (If you purchased your Contract prior to February 27, 2006, you may elect an Optional Reset on any Contract Anniversary on or after the third Contract Anniversary and may elect an Optional Reset at any subsequent Contract Anniversary as long as it has been at least three years since the last Optional Reset, provided all other requirements are met.)

     The effect of the Optional Reset election is:

     (1) The 5% Annual Increase Amount resets from $105,000 to $110,000;

     (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

     (3) The Predictor Plus Rider charge is reset to the fee we charge new Contract Owners for Predictor Plus at that time; and

     (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

     The 5% Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Reset at this time, because the Contract Value is less than the 5% Annual Increase Amount.

(7) The Optional Reset: Optional Automatic Reset (for Contracts issued on or after to February 26, 2007)--Predictor Plus

     Assume your initial investment is $100,000 and no withdrawals are taken. The 6% Annual Increase Amount increases to $106,000 on the first anniversary ($100,000 increased by 6% per year, compounded annually). Assume your Contract Value at the first Contract Anniversary is $110,000 due to good market performance, and you elected Optional Resets to occur under the Optional Automatic Reset feature prior to the first Contract Anniversary. Because your Contract Value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

     The effect of the Optional Reset is:

     (1) The 6% Annual Increase Amount automatically resets from $106,000 to $110,000;

     (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the first Contract Anniversary;

     (3) The Predictor Plus Rider charge is reset to the fee we charge new Contract Owners for Predictor Plus at that time; and

     (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

     The 6% Annual Increase Amount increases to $116,600 on the second anniversary ($110,000 increased by 6% per year, compounded annually). Assume your Contract Value at the second Contract Anniversary is $120,000 due to good market performance, and you have not discontinued the Optional Automatic Reset feature. Because your Contract Value is higher than your 6% Annual Increase Amount, an Optional Reset will automatically occur.

     The effect of the Optional Reset is:

     (1) The 6% Annual Increase Amount automatically resets from $116,600 to $120,000;

     (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the second Contract Anniversary;

     (3) The Predictor Plus Rider charge is reset to the fee we charge new Contract Owners for Predictor Plus at that time; and

     (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

     Assume your Contract Value increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Contract Value would exceed the 6% Annual Increase Amount and an Optional Reset would automatically occur (provided you had not discontinued the Optional Automatic Reset feature, and other requirements were met).

     The effect of each Optional Reset is:



     (1) The 6% Annual Increase Amount automatically resets to the higher Contract Value;



     (2) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit is reset to 10 years from the date of the Optional Reset;



     (3) The Predictor Plus Rider charge is reset to the fee we charge new Contract Owners for Predictor Plus at that time; and



     (4) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.



     After the seventh Contract Anniversary, the initial Optional Automatic Reset election expires. Assume you do not make a new election of the Optional Automatic Reset. The 6% Annual Increase Amount increases to $180,200 on the eighth anniversary ($170,000 increased by 6% per year, compounded annually). Assume your Contract Value at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Reset is NOT permitted because your Contract Value is lower than your 6% Annual Increase Amount. However, because the Optional Reset has locked-in previous gains, the 6% Annual Increase Amount remains at $180,200 despite poor market performance, and, provided the rider continues in effect, will continue to grow at 6% annually (subject to adjustments for additional Purchase Payments and/or withdrawals) through the Contract Anniversary on or after your 85th birthday. Also, please note:



     (1) The 10-year waiting period to annuitize the Contract under the Guaranteed Minimum Income Benefit remains at the 17th Contract Anniversary (10 years from the date of the last Optional Reset);



     (2) The Predictor Plus Rider charge remains at its current level; and



     (3) The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.


                                    [GRAPH]

                                   APPENDIX E
                  GUARANTEED WITHDRAWAL BENEFIT (GWB) EXAMPLES

EXAMPLES

A.  HOW WITHDRAWALS AFFECT THE BENEFIT BASE

     (1) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 ($100,000 X 5%). Assume that the Contract Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000 - $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

     (2) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Contract Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Contract Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Contract Value of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE ANNUAL BENEFIT PAYMENT

     (1) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 (7% X $105,000). If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment
would be equal to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350, however, the period of time over which the Annual Benefit Payment may be taken is lengthened.

C.  HOW WITHDRAWALS AFFECT THE ANNUAL BENEFIT PAYMENT

     (1) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Contract Value by an additional $1,000, the Contract Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be equal to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

     (2) An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Contract Value had increased to $150,000, the Contract Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be equal to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Contract Value after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. HOW WITHDRAWALS AND SUBSEQUENT PURCHASE PAYMENTS AFFECT THE GUARANTEED WITHDRAWAL AMOUNT AND GWB RIDER CHARGE

     (1) An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. The annual GWB Rider Charge would be $525 ($105,000 X .005). Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 were made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be equal to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000 and the annual GWB Rider Charge would remain at $525.

E.  PUTTING IT ALL TOGETHER

     (1) WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT. An initial purchase payment is made of $100,000. The initial Benefit Base is $105,000, the Guaranteed Withdrawal Amount is $105,000, and the Annual Benefit Payment is $7,350. Assume that the Benefit Base was reduced to $82,950 due to three years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdraw $7,350 at this time, your Contract Value will be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base will be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there is no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount remains at $105,000 and the Annual Benefit Payment remains at $7,350.

                                  (BAR GRAPH)

     (2) WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT. An initial purchase payment is made of $100,000. The initial Benefit Base is $105,000, the Guaranteed Withdrawal Amount is $105,000, and the Annual Benefit Payment is $7,350. Assume that the Benefit Base was reduced to $82,950 due to three years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $50,000 at year four due to poor market performance. If you withdraw $10,000 at this time, your Contract Value will be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950.
Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base is greater than the resulting Contract Value, there is an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Contract Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer is guaranteed to be received over time. The new Benefit Base of $40,000 is now the remaining amount guaranteed to be available to be withdrawn over time, provided your annual withdrawals or amounts you apply to an annuity option are less than or equal to the Annual Benefit Payment.

                                  (BAR GRAPH)


F. HOW THE OPTIONAL RESET WORKS IF ELECTED ON THE 3RD CONTRACT ANNIVERSARY (MAY BE ELECTED PRIOR TO AGE 86) -- GWB I (IF ENDORSED IN YOUR STATE) AND ENHANCED GWB


     Assume that a Contract had an initial purchase payment of $100,000 and the fee is .50%. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350 (assuming you began withdrawing in your first year).

     The Contract Value on the third Contract Anniversary grew due to market performance to $148,350. Assume the GWB Rider Charge remains at .50%. If an Optional Reset is elected, the charge would remain at .50%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $148,350, and the Annual Benefit Payment would become 7% x $148,350 = $10,385.

     The Contract Value on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the GWB Rider Charge has been increased to .60%. If an Optional Reset is elected, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% x $179,859 = $12,590.

     The Contract Value on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the GWB Rider Charge is still .60%. If an Optional Reset is elected, the charge would remain at .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% x $282,582 = $19,781.

     The period of time over which the Annual Benefit Payment may be taken would be lengthened.


                                    (GRAPH)

G. HOW AN OPTIONAL RESET MAY INCREASE THE BENEFIT BASE WHILE DECREASING THE GUARANTEED WITHDRAWAL AMOUNT AND ANNUAL BENEFIT PAYMENT



     Assume that a Contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.



     Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Contract Value at the end of 5 years is $80,000. If an Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 x 7%).



     Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money you are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which you will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the GWB rider charge is calculated. If the GWB rider charge fee rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual GWB rider charge.



H.  ANNUAL BENEFIT PAYMENT CONTINUING WHEN THE CONTRACT VALUE REACHES ZERO


     Assume that a Contract had an initial purchase payment of $100,000. The initial Contract Value would be $100,000, the initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350 ($105,000 x 7%).

     Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year and assume that the Contract Value was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to you (equal, on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

     In this situation (assuming monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

                                  (BAR CHART)


I.  LIFETIME WITHDRAWAL GUARANTEE



     1.  WHEN WITHDRAWALS DO NOT EXCEED THE ANNUAL BENEFIT PAYMENT



     Assume that a Contract had an initial Purchase Payments of $100,000. The initial Contract Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).



     Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the contract value is reduced to zero.

     If the first withdrawal is taken after age 59 1/2, then the Annual Benefit payment of $5,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the contract value are reduced to zero.


                                    (GRAPH)


     2.  WHEN WITHDRAWALS DO EXCEED THE ANNUAL BENEFIT PAYMENT



     Assume that a Contract had an initial purchase payment of $100,000. The initial contract value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).



     Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the contract value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your contract value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting contract value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the contract value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.



J.  LIFETIME WITHDRAWAL GUARANTEE - 5% COMPOUNDING INCOME AMOUNT



     Assume that a Contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Payment would be $5,000 ($100,000 x 5%).



     The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.



     If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).



     If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).



     If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

     If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).



        DELAY TAKING WITHDRAWALS AND RECEIVE HIGHER GUARANTEED PAYMENTS


                                  (BAR GRAPH)


K. LIFETIME WITHDRAWAL GUARANTEE - AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING INCOME AMOUNT (NO WITHDRAWALS)



     Assume that a Contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.



     At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the contract value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).



     At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the contract value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).



     Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these contract years the contract value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the contract value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).



     At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the contract value is less that $189,000. There is no Automatic Annual Step-Up since the contract value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

                              (PERFORMANCE GRAPH)

                               TABLE OF CONTENTS
                                    FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                           AMERICAN FORERUNNER SERIES

                                                               PAGE
                                                              ------
THE COMPANY AND THE VARIABLE ACCOUNT........................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................  II-3
INVESTMENT ADVICE...........................................  II-3
DISTRIBUTION OF THE CONTRACTS...............................  II-5
CALCULATION OF PERFORMANCE DATA.............................  II-6
CALCULATION OF YIELDS.......................................  II-7
NET INVESTMENT FACTOR.......................................  II-8
ANNUITY PAYMENTS............................................  II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............  II-11
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................  II-11
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................  II-12
THE FIXED ACCOUNT...........................................  II-148
TAX STATUS OF THE CONTRACTS.................................  II-148
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............  II-149
LEGAL MATTERS...............................................  II-149
FINANCIAL STATEMENTS........................................  1

     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:

     New England Securities Corporation
     501 Boylston Street
     Boston, Massachusetts 02116

[ ]   American Forerunner Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:
                                   Name
      -------------------------             --------------------------------------
      Contract Number                       --------------------------------------
                                   Address  --------------------------------------
      -------------------------                                                Zip
      Signature

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)

                                 APRIL 30, 2007

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectus dated April 30, 2007 and should be read in conjunction therewith. A copy of the Prospectus may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.

VA-407-05-R

                               TABLE OF CONTENTS

                                                               PAGE
                                                              ------
THE COMPANY AND THE VARIABLE ACCOUNT........................  II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................  II-3
INVESTMENT ADVICE...........................................  II-3
DISTRIBUTION OF THE CONTRACTS...............................  II-5
CALCULATION OF PERFORMANCE DATA.............................  II-6
CALCULATION OF YIELDS.......................................  II-7
NET INVESTMENT FACTOR.......................................  II-9
ANNUITY PAYMENTS............................................  II-9
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS...............  II-11
HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS.................  II-11
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................  II-13
THE FIXED ACCOUNT...........................................  II-148
TAX STATUS OF THE CONTRACTS.................................  II-148
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............  II-149
LEGAL MATTERS...............................................  II-149
FINANCIAL STATEMENTS........................................

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company ("The Company" or "NELICO"). The Variable Account was established on July 1, 1994. The Contracts were first made available on June 1, 2001. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.


     MetLife entered into a net worth maintenance agreement with the Company at the time MetLife merged with New England Mutual Life Insurance Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2006, the capital and surplus of NELICO was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Moody's Investors Service, Inc. without giving weight to the support of the agreement, that is the same as or better than its Moody's rating with such support.


          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

                               INVESTMENT ADVICE


     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other, unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.


     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.

     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series, which was formerly the FI Structured Equity Portfolio, and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.

     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:

     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly, the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which was merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly, the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly, the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005; and BlackRock Advisors, LLC became the subadviser on September 28, 2006.

     On April 30, 2004, the MFS Research Managers Portfolio merged with and into the MFS Investors Trust Portfolio.

     On April 28, 2006 the MFS Investors Trust Portfolio of the Metropolitan Fund merged with and into the Legg Mason Value Equity Portfolio of the Met Investors Series Trust.

     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001 until April 30, 2007 when MetLife Investment Advisors Company, LLC became the subadviser. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio), was Santander Global Advisors, Inc. until January 24, 2000 when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser.

     On April 28, 2003, the Janus Growth of the Metropolitan Fund Portfolio merged with and into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.

     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged with and into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Management & Research Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.

     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research

Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser; and BlackRock Advisors, LLC became the subadviser on September 28, 2006. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser.

     On April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into Jennison Growth Portfolio.

     The subadviser to the Western Asset Management U.S. Government Portfolio (formerly, Salomon Brothers U.S. Government Portfolio) and the Western Asset Management Strategic Bond Opportunities Portfolio (formerly, Salomon Brothers Strategic Bond Opportunities) was Salomon Brothers Asset Management until May 1, 2006, when Western Asset Management Company became the subadviser.

     On or about April 30, 2007, the BlackRock Large Cap Portfolio (formerly, the BlackRock Investment Trust Portfolio which was formerly, the State Street Research Investment Trust Portfolio) of the Metropolitan Fund merged with and into the BlackRock Large-Cap Core Portfolio of the Met Investors Series Trust.

     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.

     The subadviser to the RCM Technology Portfolio (formerly the RCM Global Technology Portfolio which was formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Capital Management LLC became the subadviser.

     The subadviser to the Lazard Mid-Cap Portfolio (formerly, Met/AIM Mid-Cap Core Equity Portfolio) was A I M Capital Management, Inc. until December 19, 2005, when Lazard Asset Management LLC became the subadviser.

     The subadviser to the Legg Mason Partners Aggressive Growth Portfolio (formerly the Legg Mason Aggressive Growth Portfolio, which was formerly, the Janus Aggressive Growth Portfolio, which was formerly the Janus Growth Portfolio) was Janus Capital Management LLC until October 1, 2006 when Clearbridge Advisors, LLC became the subadviser.

                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

                                                                                  AGGREGATE AMOUNT OF
                                                                                COMMISSIONS RETAINED BY
                                                         AGGREGATE AMOUNT OF   DISTRIBUTOR AFTER PAYMENTS
                                                         COMMISSIONS PAID TO   TO ITS REGISTERED PERSONS
FISCAL YEAR                                                 DISTRIBUTOR*           AND SELLING FIRMS
-----------                                              -------------------   --------------------------
2004...................................................      $25,117,650                   $0
2005...................................................      $24,139,505                   $0
2006...................................................      $28,303,678                   $0

---------------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     We may provide average annual total returns for each Subaccount on a Class-specific basis, based on the actual investment experience of the Subaccounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5, and 10 years, or for a shorter period, if applicable.

     We base calculations of average annual total return for each Class on the assumption that a single investment of $1,000 was made at the beginning of each period. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The average annual total return is related to withdrawal value and is calculated as follows for each Class. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each subaccount for the relevant Class at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The Accumulation Unit Values reflect the applicable Asset-Based Insurance Charge for each Class, assuming the Standard Death Benefit: 1.25% for the Standard Class; 1.60% for the B Plus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class. (These charges increase by 0.25% for subaccounts investing in the American Funds Insurance Series.) The total number of units held under the Contract at the beginning of the first Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. The Contract Value is also reduced for the GMIB (Predictor Plus) rider charge which is assessed as .75% per year of the GMIB Income Base (up to a maximum of 1.50% upon Optional Reset) or for the Guaranteed Withdrawal Benefit Rider charge which is .50% of the Guaranteed Withdrawal Amount (up to a maximum of .95% upon Optional Reset). This Contract Value is then reduced by the applicable Withdrawal Charge and by a factor that reflects the $30 Contract Administrative Fee which would be deducted upon withdrawal at the end of the last Contract Year in the period to arrive at the withdrawal value. The average annual total return is the annual compounded rate of return which would produce the withdrawal value on that date. In other words, the average annual total return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the withdrawal value at the end of the period. The average annual total returns assume that no premium tax charge has been deducted.

     The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Contract Administrative Fee.

     Subaccount average annual total return, which is calculated in accordance with the Securities and Exchange Commission ("SEC") standardized formula, uses the inception date of the subaccount through which the Eligible Fund is available. Eligible Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding subaccount under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Contract Administrative Fee factor for that partial year. For non-standard performance, we do not reflect the withdrawal charge or the charge for the GMIB. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history, see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance on a Class-specific basis by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each subaccount of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual $30 Contract Administrative Fee. The method of calculating the percentage change in unit value is described in the prospectus under "Investment Performance Information." The annual effective rate of return in these illustrations for each Class is calculated by dividing the unit value at the end of the period by the unit value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may show daily unit values for each subaccount in advertising and sales literature, including on our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD

     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. On a Class-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in subaccount value by the subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in subaccount value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and
(2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the asset-based insurance charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating current yield for a Contract, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses for the hypothetical account for the 7-day period.

     UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

     Where:

     NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

     ES = per unit expenses of the hypothetical account for the 7-day period.

     UV = the unit value for the first day of the 7-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the BlackRock Money Market Subaccount will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Subaccount may also be presented for periods other than a 7-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market Subaccount) for a Contract for a 30-day or one-month period. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period on a Class-specific basis. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Asset-Based Insurance Charge for each Class assuming the Standard Death Benefit (1.25% for the Standard Class; 1.60% for the Bonus Class; 1.60% for the C Class; 1.50% for the L Class; and 1.15% for the P Class); and (2) the annual $30 Contract Administrative Fee. For purposes of calculating the 30-day or one-month yield, an average per unit Contract Administrative Fee is used.

     On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)
     Where:

     NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the subaccount's units.

     ES = expenses of the subaccount for the 30-day or one-month period.

     U = the average number of units outstanding.

     UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for each Class of subaccount on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the subaccount determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Asset-Based Insurance Charge for that Class since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Asset-Based Insurance Charge, Withdrawal Charge and Other Deductions" in the prospectus.)

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed investment return selected, (iii) the type of payment option selected, (iv) the investment performance of the Eligible Fund(s) selected, and (v) the Class of Contract. If you elected the Guaranteed Minimum Income Benefit Rider, you may be able to elect to receive annuity payments under that Rider (see the prospectus for more information). If you own a B Plus Class Contract and choose to annuitize under a fixed payment option during the 9-year Withdrawal Charge period, your annuity payments will be based on a different set of current annuity purchase rates than our other Classes. Additionally, our guaranteed rates for variable annuity payments will be different on B Plus Class Contracts than on other Classes. The effect of these different rates would lower your annuity payments.

     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the initial payment. We will fix the annuity payments in amount and duration by the annuity option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower periodic benefits than under a life contingent option. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.

     The amount of the initial payment is determined by applying the applicable annuity purchase rate to the amount applied from each subaccount to provide the annuity. This initial payment is converted into annuity units, the number of which remains constant. Each annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each Class and subaccount will change from day to day depending upon the investment performance of the subaccount, which in turn depends upon the investment performance of the Eligible Fund in which the subaccount invests, and applicable charges and expenses.

     The selection of an assumed investment return ("Assumed Investment Return") will affect both the initial payment and the amount by which subsequent payments increase or decrease. The initial payment is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Investment Return. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Investment Return, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Investment Return, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the Assumed Investment Return will be at an annual effective rate of 3.5%. You may select as an alternative an Assumed Investment Return equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher Assumed Investment Return will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return. A lower Assumed Investment Return will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the Assumed Investment Return, and a less rapid drop in subsequent payments when the actual net investment performance is less than the Assumed Investment Return.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Investment Return to determine the initial payment. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Withdrawal Charge, Contract Administrative Fee, and premium tax charge, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the initial payment by the applicable annuity unit value(s) for the Class next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be determined as described above. The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value for the Class which is determined no more than 10 days before the payment is due.

     The value of an annuity unit for the Class of each subaccount depends on the Assumed Investment Return and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. For each Class the Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Asset-Based Insurance Charge. (See "Net Investment Factor" above.)

     On a Class-specific basis, the annuity unit value for each subaccount is equal to the corresponding annuity unit value for the subaccount previously determined multiplied by the applicable Net Investment Factor for that subaccount for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Investment Return. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Investment Return. The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Investment Return, the annuity unit value will decrease. At an Assumed Investment Return of 3.5%, the Assumed Interest Factor is .9999058. The Assumed Interest Factor for a 5% Assumed Investment Return is computed on a consistent basis.

     Transfers among the variable subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units.

                 HYPOTHETICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. The illustrations show on a Class-specific basis how annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The Class-specific illustrations reflect the Contract charges applicable to that Class of Contract with the death benefit and optional features you select, and take into account the Eligible Funds' management fees and other operating expenses. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity payment option, the guaranteed minimum annuity payment resulting from this allocation is also shown. The illustrated variable annuity payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Investment Return is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity payments and actual performance less than 3.5% per year will result in decreasing annuity payments. The Company offers an alternative Assumed Investment Return of 5%, which you may select. Fixed annuity payments remain constant. Initial annuity payments under a fixed annuity payout are generally higher than initial payments under a variable payout option.

     The illustrations may show the payments for more than one hypothetical constant Assumed Investment Return. Of course, actual investment performance will not be constant and may be volatile. Actual income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization on a Class-specific basis based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

                  HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS

     We may also provide illustrations to show how variable annuity payments under each Class of the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that annuity payments vary over time based on fluctuations in annual returns.

     The Class-specific illustrations reflect the daily charge to the subaccounts for the applicable Asset Based Insurance Charge with the death benefit illustrated. The amounts shown in the illustrations also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Fee Table" for more complete details. The annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity payment considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity payments are based on an assumed investment return. If the Assumed Investment Return (AIR)is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity payment and actual performance less than 3.5% per year results in a decreased annuity payment. We offer an alternative Assumed Investment Return of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustrations are based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     For each Class, the illustrations show the amount of the first payment for each year shown. During each year, the payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

   THESE TABLES REFLECT ALL POSSIBLE COMBINATIONS OF CHARGES NOT SHOWN IN THE
                               PROSPECTUS TABLES.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

     The following tables show the Accumulation Unit Values through December 31, 2006.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   34.383594       38.158780            1,485
  1/1/2005 to 12/31/2005..................................   38.158780       41.617600           10,814
  1/1/2006 to 12/31/2006..................................   41.617600       43.760334           21,634
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001...............................    3.897455        4.041298          406,052
  1/1/2002 to 12/31/2002..................................    4.041298        4.317105        3,666,963
  1/1/2003 to 12/31/2003..................................    4.317105        4.501514        6,337,864
  1/1/2004 to 12/31/2004..................................    4.501514        4.630921        6,575,235
  1/1/2005 to 12/31/2005..................................    4.630921        4.672089        7,328,710
  1/1/2006 to 12/31/2006..................................    4.672089        4.805097        8,005,472
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   36.289090       39.192519           15,147
  1/1/2005 to 12/31/2005..................................   39.192519       39.798130           24,061
  1/1/2006 to 12/31/2006..................................   39.798130       43.332145           37,777
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001...............................    7.273319        6.648295           19,133
  1/1/2002 to 12/31/2002..................................    6.648295        4.839997          340,601
  1/1/2003 to 12/31/2003..................................    4.839997        6.209409          539,609
  1/1/2004 to 12/31/2004..................................    6.209409        6.781940          612,593
  1/1/2005 to 12/31/2005..................................    6.781940        6.920075          557,309
  1/1/2006 to 12/31/2006..................................    6.920075        7.779782          504,484
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.072355        1.184182          895,546
  1/1/2005 to 12/31/2005..................................    1.184182        1.234503        1,745,201
  1/1/2006 to 12/31/2006..................................    1.234503        1.452428        2,997,873
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002..............................    1.000000        0.793209          530,074
  1/1/2003 to 12/31/2003..................................    0.793209        1.060741        1,729,925
  1/1/2004 to 12/31/2004..................................    1.060741        1.187075        4,063,877
  1/1/2005 to 12/31/2005..................................    1.187075        1.239084        3,699,894
  1/1/2006 to 12/31/2006..................................    1.239084        1.458737        3,447,961
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.352775        2.580603          246,717
  1/1/2005 to 12/31/2005..................................    2.580603        2.720755          696,241
  1/1/2006 to 12/31/2006..................................    2.720755        2.791453        1,294,736

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    3.019092        2.759654          337,995
  1/1/2002 to 12/31/2002..................................    2.759654        1.819502        2,109,027
  1/1/2003 to 12/31/2003..................................    1.819502        2.424162        3,737,503
  1/1/2004 to 12/31/2004..................................    2.424162        2.600016        4,380,651
  1/1/2005 to 12/31/2005..................................    2.600016        2.743736        3,994,660
  1/1/2006 to 12/31/2006..................................    2.743736        2.818074        3,658,537
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001...............................    2.275792        2.290238          981,708
  1/1/2002 to 12/31/2002..................................    2.290238        2.288137        7,080,343
  1/1/2003 to 12/31/2003..................................    2.288137        2.272253        8,178,961
  1/1/2004 to 12/31/2004..................................    2.272253        2.260422        9,122,398
  1/1/2005 to 12/31/2005..................................    2.260422        2.291278        8,739,491
  1/1/2006 to 12/31/2006..................................    2.291278        2.365877        9,526,682
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.620412        1.824830        2,239,279
  1/1/2005 to 12/31/2005..................................    1.824830        1.872688        3,863,369
  1/1/2006 to 12/31/2006..................................    1.872688        2.153590        4,265,916
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.430867        1.401132        1,221,865
  1/1/2002 to 12/31/2002..................................    1.401132        1.086411       10,392,688
  1/1/2003 to 12/31/2003..................................    1.086411        1.608449       17,608,402
  1/1/2004 to 12/31/2004..................................    1.608449        1.829325       20,138,730
  1/1/2005 to 12/31/2005..................................    1.829325        1.878142       18,102,180
  1/1/2006 to 12/31/2006..................................    1.878142        2.163555       15,695,178
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.522679       11.181857           16,259
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.713720       11.437139           34,142
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.898156        3.122286        2,171,954
  1/1/2005 to 12/31/2005..................................    3.122286        3.391833        6,042,147
  1/1/2006 to 12/31/2006..................................    3.391833        3.829521       10,492,849
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.815820        2.673516          929,183
  1/1/2002 to 12/31/2002..................................    2.673516        2.203304        6,433,899
  1/1/2003 to 12/31/2003..................................    2.203304        2.844732       11,096,983
  1/1/2004 to 12/31/2004..................................    2.844732        3.150396       14,010,283
  1/1/2005 to 12/31/2005..................................    3.150396        3.426735       13,858,324
  1/1/2006 to 12/31/2006..................................    3.426735        3.871807       12,629,968
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.205297        1.378228          644,662
  1/1/2005 to 12/31/2005..................................    1.378228        1.600534        2,957,117
  1/1/2006 to 12/31/2006..................................    1.600534        1.837213        5,150,017
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.273950        1.164741          480,562
  1/1/2002 to 12/31/2002..................................    1.164741        0.947551        4,943,896
  1/1/2003 to 12/31/2003..................................    0.947551        1.196835        7,993,525
  1/1/2004 to 12/31/2004..................................    1.196835        1.394854        7,655,331
  1/1/2005 to 12/31/2005..................................    1.394854        1.622788        6,945,884
  1/1/2006 to 12/31/2006..................................    1.622788        1.863281        6,810,395

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006..............................   17.340954       17.560205           11,805
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.811177          217,753
  1/1/2003 to 12/31/2003..................................    0.811177        1.138274        1,041,349
  1/1/2004 to 4/30/2004...................................    1.138274        1.128525        1,573,543
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001...............................    1.891206        1.559925          131,929
  1/1/2002 to 12/31/2002..................................    1.559925        1.091096          722,960
  1/1/2003 to 12/31/2003..................................    1.091096        1.446896        1,165,323
  1/1/2004 to 12/31/2004..................................    1.446896        1.669317        2,383,428
  1/1/2005 to 12/31/2005..................................    1.669317        1.758487        2,431,850
  1/1/2006 to 12/31/2006..................................    1.758487        1.937436        2,742,360
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.339585        2.641623          231,769
  1/1/2005 to 12/31/2005..................................    2.641623        2.881043          474,382
  1/1/2006 to 12/31/2006..................................    2.881043        3.177125          978,040
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.631178        2.390568          138,790
  1/1/2002 to 12/31/2002..................................    2.390568        1.899012          675,852
  1/1/2003 to 12/31/2003..................................    1.899012        2.376957        1,211,599
  1/1/2004 to 12/31/2004..................................    2.376957        2.665706        1,518,691
  1/1/2005 to 12/31/2005..................................    2.665706        2.909847        1,531,374
  1/1/2006 to 12/31/2006..................................    2.909847        3.211992        1,575,063
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001...............................    0.953966        0.880596          333,496
  1/1/2002 to 12/31/2002..................................    0.880596        0.625777        2,870,903
  1/1/2003 to 12/31/2003..................................    0.625777        0.893664        5,115,288
  1/1/2004 to 12/31/2004..................................    0.893664        0.980913        6,713,282
  1/1/2005 to 12/31/2005..................................    0.980913        1.011299        7,945,057
  1/1/2006 to 12/31/2006..................................    1.011299        1.095850        7,962,232
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    3.062420        3.326459          933,283
  1/1/2005 to 12/31/2005..................................    3.326459        3.604168        2,607,623
  1/1/2006 to 12/31/2006..................................    3.604168        3.992825        3,982,921
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.539245        2.662382          822,817
  1/1/2002 to 12/31/2002..................................    2.662382        2.393038        6,928,769
  1/1/2003 to 12/31/2003..................................    2.393038        3.130235       13,023,261
  1/1/2004 to 12/31/2004..................................    3.130235        3.393317       14,512,972
  1/1/2005 to 12/31/2005..................................    3.393317        3.680143       13,773,481
  1/1/2006 to 12/31/2006..................................    3.680143        4.081083       11,992,186
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.877171        1.179380          975,495
  1/1/2004 to 12/31/2004..................................    1.179380        1.403737        4,403,557
  1/1/2005 to 12/31/2005..................................    1.403737        1.583716        7,378,814
  1/1/2006 to 12/31/2006..................................    1.583716        2.015315       11,168,276

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.060502        0.885421                0
  1/1/2003 to 12/31/2003..................................    0.885421        1.181785        1,785,236
  1/1/2004 to 12/31/2004..................................    1.181785        1.408514        2,979,589
  1/1/2005 to 12/31/2005..................................    1.408514        1.589622        3,607,139
  1/1/2006 to 12/31/2006..................................    1.589622        2.024973        4,402,862
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.223470        1.321605        1,638,566
  1/1/2005 to 12/31/2005..................................    1.321605        1.283692        4,974,100
  1/1/2006 to 12/31/2006..................................    1.283692        1.493936        7,079,420
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.190228        0.977213        1,679,195
  1/1/2003 to 12/31/2003..................................    0.977213        1.209630        5,837,482
  1/1/2004 to 12/31/2004..................................    1.209630        1.329439        7,243,365
  1/1/2005 to 12/31/2005..................................    1.329439        1.292717        6,792,026
  1/1/2006 to 12/31/2006..................................    1.292717        1.505649        6,028,854
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005..............................    0.409985        0.492965          304,981
  1/1/2006 to 12/31/2006..................................    0.492965        0.499145        1,280,163
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004..............................    0.425125        0.444253            3,059
  1/1/2005 to 4/30/2005...................................    0.444253        0.405064                0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005..............................    0.410269        0.494021        3,627,443
  1/1/2006 to 12/31/2006..................................    0.494021        0.500579        3,545,304
Jennison Growth Subaccount (Class E)(9)(12)(previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001...............................    0.575496        0.493571          404,240
  1/1/2002 to 12/31/2002..................................    0.493571        0.346224        2,441,313
  1/1/2003 to 12/31/2003..................................    0.346224        0.429804        3,861,380
  1/1/2004 to 12/31/2004..................................    0.429804        0.444259        3,651,151
  1/1/2005 to 4/30/2005...................................    0.444259        0.409102                0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002..............................    1.140653        0.968377          631,334
  1/1/2003 to 12/31/2003..................................    0.968377        1.206674        1,995,924
  1/1/2004 to 12/31/2004..................................    1.206674        1.363269        3,127,787
  1/1/2005 to 12/31/2005..................................    1.363269        1.454880        3,378,703
  1/1/2006 to 12/31/2006..................................    1.454880        1.647714        3,509,898
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001...............................    0.951972        0.775470          389,694
  1/1/2002 to 12/31/2002..................................    0.775470        0.529802        2,103,838
  1/1/2003 to 12/31/2003..................................    0.529802        0.679683        3,035,424
  1/1/2004 to 12/31/2004..................................    0.679683        0.727873        3,243,529
  1/1/2005 to 12/31/2005..................................    0.727873        0.816448        3,586,303
  1/1/2006 to 12/31/2006..................................    0.816448        0.792317        4,039,293
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006..............................    9.453340       10.144842           65,712

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R)Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004..............................    7.748492        8.598035           12,295
  1/1/2005 to 12/31/2005..................................    8.598035        9.077584           28,780
  1/1/2006 to 4/30/2006...................................    9.077584        9.491938           30,412
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R)Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001...............................    0.897721        0.832858          120,423
  1/1/2002 to 12/31/2002..................................    0.832858        0.656026        1,530,612
  1/1/2003 to 12/31/2003..................................    0.656026        0.787176        2,549,167
  1/1/2004 to 12/31/2004..................................    0.787176        0.865043        4,277,793
  1/1/2005 to 12/31/2005..................................    0.865043        0.915101        3,742,961
  1/1/2006 to 4/30/2006...................................    0.915101        0.957183                0
Legg Mason Value Equity Sub-Account(2) (previously
  MFS(R)Investors Trust Sub-Account and, before that,
  MFS(R) Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001...............................    0.979378        0.879571          122,347
  1/1/2002 to 12/31/2002..................................    0.879571        0.658378          802,087
  1/1/2003 to 12/31/2003..................................    0.658378        0.805710        1,541,735
  1/1/2004 to 4/30/2004...................................    0.805710        0.820699        1,666,173
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.101525        1.134100          647,303
  1/1/2002 to 12/31/2002..................................    1.134100        1.231358        5,241,579
  1/1/2003 to 12/31/2003..................................    1.231358        1.257179       10,255,426
  1/1/2004 to 12/31/2004..................................    1.257179        1.289246       12,756,433
  1/1/2005 to 12/31/2005..................................    1.289246        1.296866       14,972,721
  1/1/2006 to 12/31/2006..................................    1.296866        1.329635       18,189,155
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.377286        2.696428          251,711
  1/1/2005 to 12/31/2005..................................    2.696428        2.840821          991,747
  1/1/2006 to 12/31/2006..................................    2.840821        3.265599        1,944,669
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.400198        2.272929          202,579
  1/1/2002 to 12/31/2002..................................    2.272929        1.758876        1,641,772
  1/1/2003 to 12/31/2003..................................    1.758876        2.367243        3,175,066
  1/1/2004 to 12/31/2004..................................    2.367243        2.716612        3,573,319
  1/1/2005 to 12/31/2005..................................    2.716612        2.864629        3,492,759
  1/1/2006 to 12/31/2006..................................    2.864629        3.296126        3,517,684
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001...............................    1.373789        1.382542          122,188
  1/1/2002 to 12/31/2002..................................    1.382542        1.357536        2,439,994
  1/1/2003 to 12/31/2003..................................    1.357536        1.597530        5,934,798
  1/1/2004 to 12/31/2004..................................    1.597530        1.706473        8,913,662
  1/1/2005 to 12/31/2005..................................    1.706473        1.710500       11,885,856
  1/1/2006 to 12/31/2006..................................    1.710500        1.843841       14,305,072

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002..............................    1.123126        0.848860          430,464
  1/1/2003 to 12/31/2003..................................    0.848860        1.164131        1,406,306
  1/1/2004 to 12/31/2004..................................    1.164131        1.223582        1,751,151
  1/1/2005 to 12/31/2005..................................    1.223582        1.308310        1,834,114
  1/1/2006 to 12/31/2006..................................    1.308310        1.475354        1,980,266
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998973       11.161798           27,787
  1/1/2006 to 12/31/2006..................................   11.161798       12.749671          442,317
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998973       10.310111          130,758
  1/1/2006 to 12/31/2006..................................   10.310111       10.884040          241,473
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998973       10.528255          284,700
  1/1/2006 to 12/31/2006..................................   10.528255       11.377529        1,164,090
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.052532        1.032136          223,464
  1/1/2002 to 12/31/2002..................................    1.032136        0.865315        2,492,483
  1/1/2003 to 12/31/2003..................................    0.865315        1.149827        5,063,817
  1/1/2004 to 12/31/2004..................................    1.149827        1.314011        6,327,264
  1/1/2005 to 12/31/2005..................................    1.314011        1.453731        7,243,058
  1/1/2006 to 12/31/2006..................................    1.453731        1.576792        7,625,919
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998973       10.759284          707,709
  1/1/2006 to 12/31/2006..................................   10.759284       11.884012        4,525,389
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998973       10.985367          485,857
  1/1/2006 to 12/31/2006..................................   10.985367       12.391608        4,560,146
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001...............................    3.850101        3.569420          179,083
  1/1/2002 to 12/31/2002..................................    3.569420        2.731332        1,942,937
  1/1/2003 to 12/31/2003..................................    2.731332        3.449245        3,653,650
  1/1/2004 to 12/31/2004..................................    3.449245        3.756416        4,668,415
  1/1/2005 to 12/31/2005..................................    3.756416        3.872216        5,058,223
  1/1/2006 to 12/31/2006..................................    3.872216        4.404993        5,536,674
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001...............................    0.927136        0.848963          277,020
  1/1/2002 to 12/31/2002..................................    0.848963        0.739466        2,846,609
  1/1/2003 to 12/31/2003..................................    0.739466        0.964297        5,307,770
  1/1/2004 to 12/31/2004..................................    0.964297        1.138554        6,751,783
  1/1/2005 to 12/31/2005..................................    1.138554        1.309109        8,044,802
  1/1/2006 to 12/31/2006..................................    1.309109        1.636329        9,531,123
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004..............................    3.771594        4.105109        2,827,816
  1/1/2005 to 12/31/2005..................................    4.105109        4.169836        3,539,599
  1/1/2006 to 12/31/2006..................................    4.169836        4.609613        3,776,779
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001...............................    1.514247        1.488083          360,833
  1/1/2002 to 12/31/2002..................................    1.488083        1.267902        2,635,315
  1/1/2003 to 12/31/2003..................................    1.267902        1.497971        4,565,858
  1/1/2004 to 4/30/2004...................................    1.497971        1.485622        5,151,293

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001...............................    0.948368        0.855536          209,511
  1/1/2002 to 12/31/2002..................................    0.855536        0.703293        2,746,997
  1/1/2003 to 12/31/2003..................................    0.703293        0.952936        6,042,129
  1/1/2004 to 12/31/2004..................................    0.952936        1.122429        8,204,327
  1/1/2005 to 12/31/2005..................................    1.122429        1.251881        9,180,604
  1/1/2006 to 12/31/2006..................................    1.251881        1.550980       10,374,851
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004..............................    9.998973       12.846559          227,580
  1/1/2005 to 12/31/2005..................................   12.846559       14.373064          771,922
  1/1/2006 to 12/31/2006..................................   14.373064       19.529656        1,155,242
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001...............................    1.557054        1.507861           78,495
  1/1/2002 to 12/31/2002..................................    1.507861        1.341513        1,245,456
  1/1/2003 to 12/31/2003..................................    1.341513        1.803959        2,602,170
  1/1/2004 to 12/31/2004..................................    1.803959        2.185197        5,612,321
  1/1/2005 to 12/31/2005..................................    2.185197        2.415539        7,373,295
  1/1/2006 to 12/31/2006..................................    2.415539        2.652742        8,429,634
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005..............................    7.998185        8.693182           44,329
  1/1/2006 to 12/31/2006..................................    8.693182        9.239346           92,950
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004..............................   12.890720       14.884624            9,455
  1/1/2005 to 12/31/2005..................................   14.884624       17.049221          102,857
  1/1/2006 to 12/31/2006..................................   17.049221       19.591226          263,366
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   11.045105       11.164159           66,101
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001...............................    1.008155        1.055126        1,119,475
  1/1/2002 to 12/31/2002..................................    1.055126        1.138865       16,599,383
  1/1/2003 to 12/31/2003..................................    1.138865        1.173147       32,638,246
  1/1/2004 to 12/31/2004..................................    1.173147        1.216239       40,652,548
  1/1/2005 to 12/31/2005..................................    1.216239        1.228169       48,734,602
  1/1/2006 to 12/31/2006..................................    1.228169        1.267751       55,367,514
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001...............................    0.758331        0.610204           94,456
  1/1/2002 to 12/31/2002..................................    0.610204        0.296896        1,890,616
  1/1/2003 to 12/31/2003..................................    0.296896        0.462007        5,227,797
  1/1/2004 to 12/31/2004..................................    0.462007        0.436579        6,922,678
  1/1/2005 to 12/31/2005..................................    0.436579        0.478666        6,389,625
  1/1/2006 to 12/31/2006..................................    0.478666        0.498010        5,891,296
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.223058        1.190110          277,659
  1/1/2002 to 12/31/2002..................................    1.190110        0.932989        2,510,267
  1/1/2003 to 12/31/2003..................................    0.932989        1.342601        5,066,094
  1/1/2004 to 12/31/2004..................................    1.342601        1.556617        6,724,020
  1/1/2005 to 12/31/2005..................................    1.556617        1.603443        7,566,069
  1/1/2006 to 12/31/2006..................................    1.603443        1.861978        7,837,846

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.25% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004..............................    1.564295        1.603184        2,078,192
  1/1/2005 to 12/31/2005..................................    1.603184        1.605346        7,317,339
  1/1/2006 to 12/31/2006..................................    1.605346        1.647525       11,261,412
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  07/02/2001* to 12/31/2001...............................    1.448887        1.493541          847,646
  1/1/2002 to 12/31/2002..................................    1.493541        1.587441        8,277,460
  1/1/2003 to 12/31/2003..................................    1.587441        1.591992       12,674,903
  1/1/2004 to 12/31/2004..................................    1.591992        1.616267       12,870,374
  1/1/2005 to 12/31/2005..................................    1.616267        1.621457       11,846,856
  1/1/2006 to 12/31/2006..................................    1.621457        1.665022       10,367,600
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.892562        2.008364        1,521,011
  1/1/2005 to 12/31/2005..................................    2.008364        2.034295        4,035,933
  1/1/2006 to 12/31/2006..................................    2.034295        2.106035        6,894,191
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.568445        1.605937          287,447
  1/1/2002 to 12/31/2002..................................    1.605937        1.734481        3,519,888
  1/1/2003 to 12/31/2003..................................    1.734481        1.926993       10,119,058
  1/1/2004 to 12/31/2004..................................    1.926993        2.026247       11,481,473
  1/1/2005 to 12/31/2005..................................    2.026247        2.054618       11,641,713
  1/1/2006 to 12/31/2006..................................    2.054618        2.127675        9,554,380
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.125926        1.221288          978,390
  1/1/2005 to 12/31/2005..................................    1.221288        1.282478        4,973,054
  1/1/2006 to 12/31/2006..................................    1.282478        1.429754        6,945,697
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001...............................    0.931494        0.824824          342,075
  1/1/2002 to 12/31/2002..................................    0.824824        0.455853        2,938,916
  1/1/2003 to 12/31/2003..................................    0.455853        0.615144        6,230,898
  1/1/2004 to 12/31/2004..................................    0.615144        0.715759       12,892,638
  1/1/2005 to 12/31/2005..................................    0.715759        0.810287       17,133,576
  1/1/2006 to 12/31/2006..................................    0.810287        0.849577       20,689,731
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.251553        1.335628          110,140
  1/1/2005 to 12/31/2005..................................    1.335628        1.460425          493,836
  1/1/2006 to 12/31/2006..................................    1.460425        1.494666        1,539,292

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   14.692602       15.412255          206,337
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001...............................    1.463224        1.350000          295,927
  1/1/2002 to 12/31/2002..................................    1.350000        1.076512        2,760,128
  1/1/2003 to 12/31/2003..................................    1.076512        1.628167        4,912,135
  1/1/2004 to 12/31/2004..................................    1.628167        1.938776        7,451,246
  1/1/2005 to 12/31/2005..................................    1.938776        2.394218       10,097,133
  1/1/2006 to 12/31/2006..................................    2.394218        2.926019       12,290,858

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.50% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001...............................   12.760851       11.278829          168,238
  1/1/2002 to 12/31/2002..................................   11.278829        8.393632        1,874,264
  1/1/2003 to 12/31/2003..................................    8.393632       11.312295        3,772,092
  1/1/2004 to 12/31/2004..................................   11.312295       12.536032        5,226,860
  1/1/2005 to 12/31/2005..................................   12.536032       14.349601        6,391,197
  1/1/2006 to 12/31/2006..................................   14.349601       15.580943        7,344,549
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001...............................    8.647461        8.389090          190,117
  1/1/2002 to 12/31/2002..................................    8.389090        6.748146        2,226,755
  1/1/2003 to 12/31/2003..................................    6.748146        8.803389        4,231,229
  1/1/2004 to 12/31/2004..................................    8.803389        9.571662        5,903,453
  1/1/2005 to 12/31/2005..................................    9.571662        9.979509        7,052,462
  1/1/2006 to 12/31/2006..................................    9.979509       11.326003        7,204,668

------------
  * Date on which the Contract first became available.
 ** Date on which the Subaccount first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap

     Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                      1.35% VARIABLE ACCOUNT CHARGE
                                                              ---------------------------------------------
                                                                                               NUMBER OF
                                                              ACCUMULATION                    ACCUMULATION
                                                               UNIT VALUE    ACCUMULATION        UNITS
                                                              AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                               OF PERIOD     END OF PERIOD   END OF PERIOD
                                                              ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004................................   33.837186       37.527489            2,359
  1/1/2005 to 12/31/2005....................................   37.527489       40.888321            4,987
  1/1/2006 to 12/31/2006....................................   40.888321       42.950645           11,241
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001.................................    3.828491        3.967810          217,116
  1/1/2002 to 12/31/2002....................................    3.967810        4.234371        1,818,388
  1/1/2003 to 12/31/2003....................................    4.234371        4.410821        2,755,116
  1/1/2004 to 12/31/2004....................................    4.410821        4.533074        3,197,295
  1/1/2005 to 12/31/2005....................................    4.533074        4.568816        3,530,909
  1/1/2006 to 12/31/2006....................................    4.568816        4.694201        3,643,211
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004................................   35.648033       38.474665            1,897
  1/1/2005 to 12/31/2005....................................   38.474665       39.030259            3,967
  1/1/2006 to 12/31/2006....................................   39.030259       42.453752            5,881
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001.................................    7.143398        6.526287           20,628
  1/1/2002 to 12/31/2002....................................    6.526287        4.746421          124,713
  1/1/2003 to 12/31/2003....................................    4.746421        6.083269          241,556
  1/1/2004 to 12/31/2004....................................    6.083269        6.637515          327,032
  1/1/2005 to 12/31/2005....................................    6.637515        6.765961          315,340
  1/1/2006 to 12/31/2006....................................    6.765961        7.598944          295,699
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    1.070204        1.181023          222,093
  1/1/2005 to 12/31/2005....................................    1.181023        1.229983          601,557
  1/1/2006 to 12/31/2006....................................    1.229983        1.445668        1,017,651
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002................................    1.000000        0.792676          149,186
  1/1/2003 to 12/31/2003....................................    0.792676        1.058975          633,797
  1/1/2004 to 12/31/2004....................................    1.058975        1.183911        1,208,221
  1/1/2005 to 12/31/2005....................................    1.183911        1.234551        1,085,453
  1/1/2006 to 12/31/2006....................................    1.234551        1.451953        1,140,687
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    2.330500        2.554477           54,378
  1/1/2005 to 12/31/2005....................................    2.554477        2.690527          206,150
  1/1/2006 to 12/31/2006....................................    2.690527        2.757686          263,360
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001.................................    2.999024        2.739942          165,746
  1/1/2002 to 12/31/2002....................................    2.739942        1.804690        1,376,184
  1/1/2003 to 12/31/2003....................................    1.804690        2.402031        2,242,123
  1/1/2004 to 12/31/2004....................................    2.402031        2.573699        2,420,784
  1/1/2005 to 12/31/2005....................................    2.573699        2.713259        2,079,100
  1/1/2006 to 12/31/2006....................................    2.713259        2.783993        1,829,333

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                      1.35% VARIABLE ACCOUNT CHARGE
                                                              ---------------------------------------------
                                                                                               NUMBER OF
                                                              ACCUMULATION                    ACCUMULATION
                                                               UNIT VALUE    ACCUMULATION        UNITS
                                                              AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                               OF PERIOD     END OF PERIOD   END OF PERIOD
                                                              ------------   -------------   --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001.................................    2.235521        2.248592          869,330
  1/1/2002 to 12/31/2002....................................    2.248592        2.244279        2,741,837
  1/1/2003 to 12/31/2003....................................    2.244279        2.226473        4,235,857
  1/1/2004 to 12/31/2004....................................    2.226473        2.212661        3,325,994
  1/1/2005 to 12/31/2005....................................    2.212661        2.240630        3,111,335
  1/1/2006 to 12/31/2006....................................    2.240630        2.311275        2,932,154
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    1.614218        1.816649          923,895
  1/1/2005 to 12/31/2005....................................    1.816649        1.862435        1,599,991
  1/1/2006 to 12/31/2006....................................    1.862435        2.139664        1,823,090
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001.................................    1.429451        1.399052          558,279
  1/1/2002 to 12/31/2002....................................    1.399052        1.083716        5,041,638
  1/1/2003 to 12/31/2003....................................    1.083716        1.602866        8,227,912
  1/1/2004 to 12/31/2004....................................    1.602866        1.821151        9,465,838
  1/1/2005 to 12/31/2005....................................    1.821151        1.867886        8,568,287
  1/1/2006 to 12/31/2006....................................    1.867886        2.149597        7,641,077
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006................................   10.516543       11.167932                0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006................................   10.707472       11.422896            1,746
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    2.870725        3.090685          662,509
  1/1/2005 to 12/31/2005....................................    3.090685        3.354159        1,845,396
  1/1/2006 to 12/31/2006....................................    3.354159        3.783210        2,982,387
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001.................................    2.797107        2.654425          441,860
  1/1/2002 to 12/31/2002....................................    2.654425        2.185385        3,544,762
  1/1/2003 to 12/31/2003....................................    2.185385        2.818779        6,131,831
  1/1/2004 to 12/31/2004....................................    2.818779        3.118527        6,895,437
  1/1/2005 to 12/31/2005....................................    3.118527        3.388693        6,611,460
  1/1/2006 to 12/31/2006....................................    3.388693        3.825009        6,238,689
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    1.189706        1.359497          392,318
  1/1/2005 to 12/31/2005....................................    1.359497        1.577210          883,380
  1/1/2006 to 12/31/2006....................................    1.577210        1.808635        1,050,578
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001.................................    1.261053        1.152377          239,674
  1/1/2002 to 12/31/2002....................................    1.152377        0.936556        2,208,624
  1/1/2003 to 12/31/2003....................................    0.936556        1.181769        3,422,333
  1/1/2004 to 12/31/2004....................................    1.181769        1.375915        3,077,245
  1/1/2005 to 12/31/2005....................................    1.375915        1.599161        2,685,807
  1/1/2006 to 12/31/2006....................................    1.599161        1.834322        2,271,385
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006................................   17.174056       17.379668            4,116
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002................................    1.000000        0.810632           97,989
  1/1/2003 to 12/31/2003....................................    0.810632        1.136381          390,452
  1/1/2004 to 4/30/2004.....................................    1.136381        1.126278          732,700

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                      1.35% VARIABLE ACCOUNT CHARGE
                                                              ---------------------------------------------
                                                                                               NUMBER OF
                                                              ACCUMULATION                    ACCUMULATION
                                                               UNIT VALUE    ACCUMULATION        UNITS
                                                              AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                               OF PERIOD     END OF PERIOD   END OF PERIOD
                                                              ------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001.................................    1.883025        1.552394           61,360
  1/1/2002 to 12/31/2002....................................    1.552394        1.084738          353,346
  1/1/2003 to 12/31/2003....................................    1.084738        1.437020          558,019
  1/1/2004 to 12/31/2004....................................    1.437020        1.656261        1,248,080
  1/1/2005 to 12/31/2005....................................    1.656261        1.742997        1,176,022
  1/1/2006 to 12/31/2006....................................    1.742997        1.918455        1,284,135
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    2.313951        2.610948           23,165
  1/1/2005 to 12/31/2005....................................    2.610948        2.844750          107,176
  1/1/2006 to 12/31/2006....................................    2.844750        3.133975          252,821
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001.................................    2.609765        2.369929           44,802
  1/1/2002 to 12/31/2002....................................    2.369929        1.880732          386,064
  1/1/2003 to 12/31/2003....................................    1.880732        2.351730          802,697
  1/1/2004 to 12/31/2004....................................    2.351730        2.634773          807,025
  1/1/2005 to 12/31/2005....................................    2.634773        2.873216          751,618
  1/1/2006 to 12/31/2006....................................    2.873216        3.168397          792,595
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001.................................    0.953804        0.880011          258,180
  1/1/2002 to 12/31/2002....................................    0.880011        0.624749        1,365,065
  1/1/2003 to 12/31/2003....................................    0.624749        0.891300        2,155,256
  1/1/2004 to 12/31/2004....................................    0.891300        0.977339        2,642,995
  1/1/2005 to 12/31/2005....................................    0.977339        1.006611        2,730,470
  1/1/2006 to 12/31/2006....................................    1.006611        1.089682        2,764,354
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    3.028873        3.287838          403,355
  1/1/2005 to 12/31/2005....................................    3.287838        3.558773          915,002
  1/1/2006 to 12/31/2006....................................    3.558773        3.938606        1,205,771
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001.................................    2.518576        2.639391          401,779
  1/1/2002 to 12/31/2002....................................    2.639391        2.370004        3,706,789
  1/1/2003 to 12/31/2003....................................    2.370004        3.097009        6,468,059
  1/1/2004 to 12/31/2004....................................    3.097009        3.353935        7,196,581
  1/1/2005 to 12/31/2005....................................    3.353935        3.633810        6,767,545
  1/1/2006 to 12/31/2006....................................    3.633810        4.025687        5,792,113
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003................................    0.875803        1.176753          580,830
  1/1/2004 to 12/31/2004....................................    1.176753        1.399207        1,886,163
  1/1/2005 to 12/31/2005....................................    1.399207        1.577033        3,772,112
  1/1/2006 to 12/31/2006....................................    1.577033        2.004813        5,385,433
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002................................    1.059909        0.884331           32,461
  1/1/2003 to 12/31/2003....................................    0.884331        1.179161          558,061
  1/1/2004 to 12/31/2004....................................    1.179161        1.403980        1,235,141
  1/1/2005 to 12/31/2005....................................    1.403980        1.582926        1,670,051
  1/1/2006 to 12/31/2006....................................    1.582926        2.014435        1,956,424

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                      1.35% VARIABLE ACCOUNT CHARGE
                                                              ---------------------------------------------
                                                                                               NUMBER OF
                                                              ACCUMULATION                    ACCUMULATION
                                                               UNIT VALUE    ACCUMULATION        UNITS
                                                              AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                               OF PERIOD     END OF PERIOD   END OF PERIOD
                                                              ------------   -------------   --------------
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    1.216777        1.313504          679,014
  1/1/2005 to 12/31/2005....................................    1.313504        1.274552        1,223,840
  1/1/2006 to 12/31/2006....................................    1.274552        1.481821        1,594,820
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002................................    1.186098        0.973172          648,931
  1/1/2003 to 12/31/2003....................................    0.973172        1.203420        2,333,920
  1/1/2004 to 12/31/2004....................................    1.203420        1.321289        2,689,824
  1/1/2005 to 12/31/2005....................................    1.321289        1.283513        2,454,270
  1/1/2006 to 12/31/2006....................................    1.283513        1.493439        2,168,763
Jennison Growth Sub-Account (Class B)
  5/1/2005 to 12/31/2005....................................    0.407936        0.490176           94,714
  1/1/2006 to 12/31/2006....................................    0.490176        0.495826          200,531
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004................................    0.423422        0.442180           32,719
  1/1/2005 to 4/30/2005.....................................    0.442180        0.403043                0
Jennison Growth Sub-Account (Class E)
  5/1/2005 to 12/31/2005....................................    0.408221        0.491229        1,720,408
  1/1/2006 to 12/31/2006....................................    0.491229        0.497254        1,596,002
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001.................................    0.574821        0.492742          112,128
  1/1/2002 to 12/31/2002....................................    0.492742        0.345299        1,428,969
  1/1/2003 to 12/31/2003....................................    0.345299        0.428230        1,722,848
  1/1/2004 to 12/31/2004....................................    0.428230        0.442188        1,672,132
  1/1/2005 to 4/30/2005.....................................    0.442188        0.407063                0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002................................    1.140016        0.967184          213,941
  1/1/2003 to 12/31/2003....................................    0.967184        1.203982          814,656
  1/1/2004 to 12/31/2004....................................    1.203982        1.358864          985,057
  1/1/2005 to 12/31/2005....................................    1.358864        1.448735          958,798
  1/1/2006 to 12/31/2006....................................    1.448735        1.639120          828,282
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001.................................    0.951810        0.774950          212,536
  1/1/2002 to 12/31/2002....................................    0.774950        0.528917          890,937
  1/1/2003 to 12/31/2003....................................    0.528917        0.677876        1,542,446
  1/1/2004 to 12/31/2004....................................    0.677876        0.725210        1,804,841
  1/1/2005 to 12/31/2005....................................    0.725210        0.812651        1,758,953
  1/1/2006 to 12/31/2006....................................    0.812651        0.787846        1,661,717
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006................................    9.387302       10.067298           20,375
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004................................    7.709722        8.549344           10,133
  1/1/2005 to 12/31/2005....................................    8.549344        9.017183           15,676
  1/1/2006 to 4/30/2006.....................................    9.017183        9.425733           15,630

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                      1.35% VARIABLE ACCOUNT CHARGE
                                                              ---------------------------------------------
                                                                                               NUMBER OF
                                                              ACCUMULATION                    ACCUMULATION
                                                               UNIT VALUE    ACCUMULATION        UNITS
                                                              AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                               OF PERIOD     END OF PERIOD   END OF PERIOD
                                                              ------------   -------------   --------------
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001.................................    0.895771        0.830635          227,620
  1/1/2002 to 12/31/2002....................................    0.830635        0.653612          852,130
  1/1/2003 to 12/31/2003....................................    0.653612        0.783495        1,327,287
  1/1/2004 to 12/31/2004....................................    0.783495        0.860136        1,876,224
  1/1/2005 to 12/31/2005....................................    0.860136        0.909004        1,706,218
  1/1/2006 to 4/30/2006.....................................    0.909004        0.950499                0
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001.................................    0.977250        0.877224           59,840
  1/1/2002 to 12/31/2002....................................    0.877224        0.655964          253,040
  1/1/2003 to 12/31/2003....................................    0.655964        0.801952          407,327
  1/1/2004 to 4/30/2004.....................................    0.801952        0.816603          495,237
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001.................................    1.098614        1.130538          229,823
  1/1/2002 to 12/31/2002....................................    1.130538        1.226269        1,687,331
  1/1/2003 to 12/31/2003....................................    1.226269        1.250731        4,259,615
  1/1/2004 to 12/31/2004....................................    1.250731        1.281348        4,947,365
  1/1/2005 to 12/31/2005....................................    1.281348        1.287637        5,596,683
  1/1/2006 to 12/31/2006....................................    1.287637        1.318858        5,467,050
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    2.353603        2.667795          142,465
  1/1/2005 to 12/31/2005....................................    2.667795        2.807855          411,440
  1/1/2006 to 12/31/2006....................................    2.807855        3.224486          701,160
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001.................................    2.383050        2.255570           52,241
  1/1/2002 to 12/31/2002....................................    2.255570        1.743692          707,530
  1/1/2003 to 12/31/2003....................................    1.743692        2.344473        1,480,073
  1/1/2004 to 12/31/2004....................................    2.344473        2.687786        1,827,947
  1/1/2005 to 12/31/2005....................................    2.687786        2.831410        1,644,032
  1/1/2006 to 12/31/2006....................................    2.831410        3.254656        1,525,531
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001.................................    1.366705        1.374725           65,506
  1/1/2002 to 12/31/2002....................................    1.374725        1.348510        1,037,918
  1/1/2003 to 12/31/2003....................................    1.348510        1.585325        3,312,961
  1/1/2004 to 12/31/2004....................................    1.585325        1.691740        4,095,184
  1/1/2005 to 12/31/2005....................................    1.691740        1.694043        4,436,764
  1/1/2006 to 12/31/2006....................................    1.694043        1.824281        4,640,375
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002................................    1.122499        0.847818          145,764
  1/1/2003 to 12/31/2003....................................    0.847818        1.161541          533,469
  1/1/2004 to 12/31/2004....................................    1.161541        1.219636          685,966
  1/1/2005 to 12/31/2005....................................    1.219636        1.302792          734,063
  1/1/2006 to 12/31/2006....................................    1.302792        1.467668          675,061
MetLife Aggressive Allocation Sub-Account
  5/1/2005 to 12/31/2005....................................    9.998890       11.154317            2,882
  1/1/2006 to 12/31/2006....................................   11.154317       12.728431          136,098

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                      1.35% VARIABLE ACCOUNT CHARGE
                                                              ---------------------------------------------
                                                                                               NUMBER OF
                                                              ACCUMULATION                    ACCUMULATION
                                                               UNIT VALUE    ACCUMULATION        UNITS
                                                              AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                               OF PERIOD     END OF PERIOD   END OF PERIOD
                                                              ------------   -------------   --------------
MetLife Conservative Allocation Sub-Account
  5/1/2005 to 12/31/2005....................................    9.998890       10.303196            3,072
  1/1/2006 to 12/31/2006....................................   10.303196       10.865903           14,670
MetLife Conservative to Moderate Allocation Sub-Account
  5/1/2005 to 12/31/2005....................................    9.998890       10.521194           10,357
  1/1/2006 to 12/31/2006....................................   10.521194       11.358570           82,077
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001.................................    1.051488        1.030593           46,529
  1/1/2002 to 12/31/2002....................................    1.030593        0.863149          722,105
  1/1/2003 to 12/31/2003....................................    0.863149        1.145792        2,198,172
  1/1/2004 to 12/31/2004....................................    1.145792        1.308088        2,709,058
  1/1/2005 to 12/31/2005....................................    1.308088        1.445738        2,870,524
  1/1/2006 to 12/31/2006....................................    1.445738        1.566559        2,955,137
MetLife Moderate Allocation Sub-Account
  5/1/2005 to 12/31/2005....................................    9.998890       10.752070          126,081
  1/1/2006 to 12/31/2006....................................   10.752070       11.864211          499,022
MetLife Moderate to Aggressive Allocation Sub-Account
  5/1/2005 to 12/31/2005....................................    9.998890       10.978002          193,029
  1/1/2006 to 12/31/2006....................................   10.978002       12.370963          971,283
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001.................................    3.807341        3.528018           64,482
  1/1/2002 to 12/31/2002....................................    3.528018        2.696948          652,639
  1/1/2003 to 12/31/2003....................................    2.696948        3.402424        1,619,258
  1/1/2004 to 12/31/2004....................................    3.402424        3.701714        1,851,273
  1/1/2005 to 12/31/2005....................................    3.701714        3.812026        1,876,561
  1/1/2006 to 12/31/2006....................................    3.812026        4.332201        1,840,391
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001.................................    0.926780        0.848208          161,048
  1/1/2002 to 12/31/2002....................................    0.848208        0.738078        1,165,514
  1/1/2003 to 12/31/2003....................................    0.738078        0.961516        2,377,369
  1/1/2004 to 12/31/2004....................................    0.961516        1.134133        2,677,862
  1/1/2005 to 12/31/2005....................................    1.134133        1.302727        3,067,021
  1/1/2006 to 12/31/2006....................................    1.302727        1.626729        3,493,691
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004................................    3.707949        4.033161          891,992
  1/1/2005 to 12/31/2005....................................    4.033161        4.092670        1,090,624
  1/1/2006 to 12/31/2006....................................    4.092670        4.519799        1,090,122
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001.................................    1.504179        1.477444           45,831
  1/1/2002 to 12/31/2002....................................    1.477444        1.257572          858,351
  1/1/2003 to 12/31/2003....................................    1.257572        1.484283        1,751,585
  1/1/2004 to 4/30/2004.....................................    1.484283        1.471564        2,020,425
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001.................................    0.945862        0.852843           67,835
  1/1/2002 to 12/31/2002....................................    0.852843        0.700383        1,081,587
  1/1/2003 to 12/31/2003....................................    0.700383        0.948053        2,542,236
  1/1/2004 to 12/31/2004....................................    0.948053        1.115559        3,433,665
  1/1/2005 to 12/31/2005....................................    1.115559        1.242979        3,570,990
  1/1/2006 to 12/31/2006....................................    1.242979        1.538418        3,451,194

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                      1.35% VARIABLE ACCOUNT CHARGE
                                                              ---------------------------------------------
                                                                                               NUMBER OF
                                                              ACCUMULATION                    ACCUMULATION
                                                               UNIT VALUE    ACCUMULATION        UNITS
                                                              AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                               OF PERIOD     END OF PERIOD   END OF PERIOD
                                                              ------------   -------------   --------------
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004................................    9.998890       12.837948          110,329
  1/1/2005 to 12/31/2005....................................   12.837948       14.349118          275,585
  1/1/2006 to 12/31/2006....................................   14.349118       19.477708          453,846
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001.................................    1.552941        1.503129           34,558
  1/1/2002 to 12/31/2002....................................    1.503129        1.335969          361,709
  1/1/2003 to 12/31/2003....................................    1.335969        1.794722        1,093,194
  1/1/2004 to 12/31/2004....................................    1.794722        2.171830        2,103,590
  1/1/2005 to 12/31/2005....................................    2.171830        2.398373        2,806,108
  1/1/2006 to 12/31/2006....................................    2.398373        2.631265        3,350,874
Oppenheimer Capital Appreciation Sub-Account
  5/1/2005 to 12/31/2005....................................    7.964511        8.650849           19,326
  1/1/2006 to 12/31/2006....................................    8.650849        9.185190           47,132
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004................................   12.798623       14.768490            5,741
  1/1/2005 to 12/31/2005....................................   14.768490       16.899352           30,573
  1/1/2006 to 12/31/2006....................................   16.899352       19.399664           51,265
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006................................   11.011996       11.123317           15,802
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001.................................    1.007769        1.054194          654,487
  1/1/2002 to 12/31/2002....................................    1.054194        1.136725        7,591,886
  1/1/2003 to 12/31/2003....................................    1.136725        1.169775       15,537,661
  1/1/2004 to 12/31/2004....................................    1.169775        1.211528       18,151,277
  1/1/2005 to 12/31/2005....................................    1.211528        1.222193       19,870,194
  1/1/2006 to 12/31/2006....................................    1.222193        1.260325       20,087,566
RCM Global Technology Sub-Account(14) (previously RCA Global
  Technology Sub-Account)
  07/02/2001* to 12/31/2001.................................    0.758038        0.609663           58,620
  1/1/2002 to 12/31/2002....................................    0.609663        0.296343          684,856
  1/1/2003 to 12/31/2003....................................    0.296343        0.460690        2,171,669
  1/1/2004 to 12/31/2004....................................    0.460690        0.434898        2,948,050
  1/1/2005 to 12/31/2005....................................    0.434898        0.476348        2,805,676
  1/1/2006 to 12/31/2006....................................    0.476348        0.495105        2,703,866
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001.................................    1.219826        1.186373           69,714
  1/1/2002 to 12/31/2002....................................    1.186373        0.929131          980,925
  1/1/2003 to 12/31/2003....................................    0.929131        1.335715        2,248,054
  1/1/2004 to 12/31/2004....................................    1.335715        1.547082        2,975,158
  1/1/2005 to 12/31/2005....................................    1.547082        1.592035        3,253,959
  1/1/2006 to 12/31/2006....................................    1.592035        1.846888        3,394,157
Western Asset Management U.S. Government Sub-Account (Class
  B)(8)(10)
  05/01/2004** to 12/31/2004................................    1.549486        1.586955          461,685
  1/1/2005 to 12/31/2005....................................    1.586955        1.587510        1,337,696
  1/1/2006 to 12/31/2006....................................    1.587510        1.627597        1,955,732

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                      1.35% VARIABLE ACCOUNT CHARGE
                                                              ---------------------------------------------
                                                                                               NUMBER OF
                                                              ACCUMULATION                    ACCUMULATION
                                                               UNIT VALUE    ACCUMULATION        UNITS
                                                              AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                               OF PERIOD     END OF PERIOD   END OF PERIOD
                                                              ------------   -------------   --------------
Western Asset Management U.S. Government Sub-Account (Class
  E)(9)(10)
  07/02/2001* to 12/31/2001.................................    1.439254        1.482873          406,922
  1/1/2002 to 12/31/2002....................................    1.482873        1.574516        3,752,623
  1/1/2003 to 12/31/2003....................................    1.574516        1.577453        5,859,702
  1/1/2004 to 12/31/2004....................................    1.577453        1.599901        5,492,094
  1/1/2005 to 12/31/2005....................................    1.599901        1.603439        5,566,349
  1/1/2006 to 12/31/2006....................................    1.603439        1.644880        5,050,463
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004................................    1.874647        1.988034          432,154
  1/1/2005 to 12/31/2005....................................    1.988034        2.011696        1,533,843
  1/1/2006 to 12/31/2006....................................    2.011696        2.080563        2,034,695
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001.................................    1.558017        1.594464          179,069
  1/1/2002 to 12/31/2002....................................    1.594464        1.720371        1,763,673
  1/1/2003 to 12/31/2003....................................    1.720371        1.909409        3,667,562
  1/1/2004 to 12/31/2004....................................    1.909409        2.005745        4,330,695
  1/1/2005 to 12/31/2005....................................    2.005745        2.031803        4,385,668
  1/1/2006 to 12/31/2006....................................    2.031803        2.101953        3,964,043
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004................................    1.119764        1.213800          371,795
  1/1/2005 to 12/31/2005....................................    1.213800        1.273345        1,150,111
  1/1/2006 to 12/31/2006....................................    1.273345        1.418156        1,563,773
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001.................................    0.931134        0.824088          228,099
  1/1/2002 to 12/31/2002....................................    0.824088        0.454985        1,350,231
  1/1/2003 to 12/31/2003....................................    0.454985        0.613351        2,740,053
  1/1/2004 to 12/31/2004....................................    0.613351        0.712958        4,790,384
  1/1/2005 to 12/31/2005....................................    0.712958        0.806313        6,160,745
  1/1/2006 to 12/31/2006....................................    0.806313        0.844567        7,011,334
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004................................    1.242603        1.325197           59,871
  1/1/2005 to 12/31/2005....................................    1.325197        1.447577          267,157
  1/1/2006 to 12/31/2006....................................    1.447577        1.480039          517,577

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   14.560847       15.263925           60,295
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001...............................    1.458585        1.345052          130,815
  1/1/2002 to 12/31/2002..................................    1.345052        1.071482          961,486
  1/1/2003 to 12/31/2003..................................    1.071482        1.618945        1,641,739
  1/1/2004 to 12/31/2004..................................    1.618945        1.925863        2,958,867
  1/1/2005 to 12/31/2005..................................    1.925863        2.375903        3,696,633
  1/1/2006 to 12/31/2006..................................    2.375903        2.900742        4,692,653

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.60% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001...............................   12.540653       11.078671           95,874
  1/1/2002 to 12/31/2002..................................   11.078671        8.236410          893,722
  1/1/2003 to 12/31/2003..................................    8.236410       11.089325        1,811,737
  1/1/2004 to 12/31/2004..................................   11.089325       12.276627        2,524,388
  1/1/2005 to 12/31/2005..................................   12.276627       14.038670        2,807,059
  1/1/2006 to 12/31/2006..................................   14.038670       15.228136        2,948,975
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001...............................    8.498265        8.240238          126,008
  1/1/2002 to 12/31/2002..................................    8.240238        6.621767        1,040,860
  1/1/2003 to 12/31/2003..................................    6.621767        8.629898        2,297,752
  1/1/2004 to 12/31/2004..................................    8.629898        9.373627        3,012,257
  1/1/2005 to 12/31/2005..................................    9.373627        9.763296        3,200,295
  1/1/2006 to 12/31/2006..................................    9.763296       11.069576        3,206,145

------------
  * Date on which the Contract first became available.
 ** Date on which the Subaccount first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap

     Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

 (10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

 (13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

 (14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   33.567147       37.215656             753
  1/1/2005 to 12/31/2005..................................   37.215656       40.528355             450
  1/1/2006 to 12/31/2006..................................   40.528355       42.551290           1,071
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001...............................    3.794455        3.931554          41,262
  1/1/2002 to 12/31/2002..................................    3.931554        4.193573         201,281
  1/1/2003 to 12/31/2003..................................    4.193573        4.366140         409,883
  1/1/2004 to 12/31/2004..................................    4.366140        4.484905         401,399
  1/1/2005 to 12/31/2005..................................    4.484905        4.518013         409,436
  1/1/2006 to 12/31/2006..................................    4.518013        4.639690         421,577
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   35.331647       38.120554               0
  1/1/2005 to 12/31/2005..................................   38.120554       38.651758               0
  1/1/2006 to 12/31/2006..................................   38.651758       42.021096               0
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001...............................    7.079287        6.466098           1,703
  1/1/2002 to 12/31/2002..................................    6.466098        4.700289           9,125
  1/1/2003 to 12/31/2003..................................    4.700289        6.021138          15,301
  1/1/2004 to 12/31/2004..................................    6.021138        6.566431          14,227
  1/1/2005 to 12/31/2005..................................    6.566431        6.690165          11,944
  1/1/2006 to 12/31/2006..................................    6.690165        7.510073          10,760
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.069130        1.179446           3,456
  1/1/2005 to 12/31/2005..................................    1.179446        1.227729          34,305
  1/1/2006 to 12/31/2006..................................    1.227729        1.442300         138,796
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002..............................    1.000000        0.792413           3,190
  1/1/2003 to 12/31/2003..................................    0.792413        1.058109          36,493
  1/1/2004 to 12/31/2004..................................    1.058109        1.182350         100,985
  1/1/2005 to 12/31/2005..................................    1.182350        1.232309          98,023
  1/1/2006 to 12/31/2006..................................    1.232309        1.448594         133,565
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.319442        2.541513               0
  1/1/2005 to 12/31/2005..................................    2.541513        2.675538          18,910
  1/1/2006 to 12/31/2006..................................    2.675538        2.740956          26,641
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.989036        2.730133          15,331
  1/1/2002 to 12/31/2002..................................    2.730133        1.797334         103,979
  1/1/2003 to 12/31/2003..................................    1.797334        2.391051         137,582
  1/1/2004 to 12/31/2004..................................    2.391051        2.560650         114,456
  1/1/2005 to 12/31/2005..................................    2.560650        2.698157         100,587
  1/1/2006 to 12/31/2006..................................    2.698157        2.767117          96,204

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001...............................    2.215646        2.228040          22,885
  1/1/2002 to 12/31/2002..................................    2.228040        2.222654         117,801
  1/1/2003 to 12/31/2003..................................    2.222654        2.203913         356,634
  1/1/2004 to 12/31/2004..................................    2.203913        2.189142         363,839
  1/1/2005 to 12/31/2005..................................    2.189142        2.215709         421,731
  1/1/2006 to 12/31/2006..................................    2.215709        2.284429         573,318
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.611130        1.812573           8,779
  1/1/2005 to 12/31/2005..................................    1.812573        1.857330          63,127
  1/1/2006 to 12/31/2006..................................    1.857330        2.132735         113,157
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.428743        1.398010          79,337
  1/1/2002 to 12/31/2002..................................    1.398010        1.082359         549,921
  1/1/2003 to 12/31/2003..................................    1.082359        1.600054         897,467
  1/1/2004 to 12/31/2004..................................    1.600054        1.817044         991,746
  1/1/2005 to 12/31/2005..................................    1.817044        1.862746         901,998
  1/1/2006 to 12/31/2006..................................    1.862746        2.142613         731,159
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.513475       11.160973               0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.704349       11.415778               0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.857108        3.075004          34,314
  1/1/2005 to 12/31/2005..................................    3.075004        3.335478         118,287
  1/1/2006 to 12/31/2006..................................    3.335478        3.760265         212,178
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.787793        2.644925          76,898
  1/1/2002 to 12/31/2002..................................    2.644925        2.176472         330,044
  1/1/2003 to 12/31/2003..................................    2.176472        2.805879         581,668
  1/1/2004 to 12/31/2004..................................    2.805879        3.102700         608,869
  1/1/2005 to 12/31/2005..................................    3.102700        3.369815         565,916
  1/1/2006 to 12/31/2006..................................    3.369815        3.801805         536,517
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.181986        1.350228          54,651
  1/1/2005 to 12/31/2005..................................    1.350228        1.565675         195,256
  1/1/2006 to 12/31/2006..................................    1.565675        1.794512         447,790
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.254650        1.146238          84,642
  1/1/2002 to 12/31/2002..................................    1.146238        0.931094         191,102
  1/1/2003 to 12/31/2003..................................    0.931094        1.174289         386,520
  1/1/2004 to 12/31/2004..................................    1.174289        1.366522         352,767
  1/1/2005 to 12/31/2005..................................    1.366522        1.587452         299,674
  1/1/2006 to 12/31/2006..................................    1.587452        1.819983         248,957
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006..............................   17.091180       17.290064               0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.810370          17,439
  1/1/2003 to 12/31/2003..................................    0.810370        1.135448         115,232
  1/1/2004 to 4/30/2004...................................    1.135448        1.125169         208,801

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001...............................    1.878947        1.548648          10,059
  1/1/2002 to 12/31/2002..................................    1.548648        1.081589          82,679
  1/1/2003 to 12/31/2003..................................    1.081589        1.432146         106,543
  1/1/2004 to 12/31/2004..................................    1.432146        1.649816         246,945
  1/1/2005 to 12/31/2005..................................    1.649816        1.735349         227,738
  1/1/2006 to 12/31/2006..................................    1.735349        1.909085         131,234
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.301239        2.595745               0
  1/1/2005 to 12/31/2005..................................    2.595745        2.826776          34,217
  1/1/2006 to 12/31/2006..................................    2.826776        3.112621          63,743
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.599120        2.359679           9,164
  1/1/2002 to 12/31/2002..................................    2.359679        1.871658          81,051
  1/1/2003 to 12/31/2003..................................    1.871658        2.339210         109,289
  1/1/2004 to 12/31/2004..................................    2.339210        2.619432          89,857
  1/1/2005 to 12/31/2005..................................    2.619432        2.855064          85,793
  1/1/2006 to 12/31/2006..................................    2.855064        3.146810          82,617
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001...............................    0.953723        0.879717           1,538
  1/1/2002 to 12/31/2002..................................    0.879717        0.624228         120,614
  1/1/2003 to 12/31/2003..................................    0.624228        0.890113         234,024
  1/1/2004 to 12/31/2004..................................    0.890113        0.975547         244,173
  1/1/2005 to 12/31/2005..................................    0.975547        1.004265         242,653
  1/1/2006 to 12/31/2006..................................    1.004265        1.086600         217,401
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    3.012237        3.268696           4,827
  1/1/2005 to 12/31/2005..................................    3.268696        3.536291          30,229
  1/1/2006 to 12/31/2006..................................    3.536291        3.911773          37,528
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.508301        2.627971          57,009
  1/1/2002 to 12/31/2002..................................    2.627971        2.358576         407,484
  1/1/2003 to 12/31/2003..................................    2.358576        3.080534         657,276
  1/1/2004 to 12/31/2004..................................    3.080534        3.334420         707,314
  1/1/2005 to 12/31/2005..................................    3.334420        3.610866         598,855
  1/1/2006 to 12/31/2006..................................    3.610866        3.998276         552,747
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.875120        1.175443         122,050
  1/1/2004 to 12/31/2004..................................    1.175443        1.396950         197,750
  1/1/2005 to 12/31/2005..................................    1.396950        1.573705         233,162
  1/1/2006 to 12/31/2006..................................    1.573705        1.999585         366,639
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.059613        0.883783               0
  1/1/2003 to 12/31/2003..................................    0.883783        1.177842          74,852
  1/1/2004 to 12/31/2004..................................    1.177842        1.401707         103,024
  1/1/2005 to 12/31/2005..................................    1.401707        1.579576         188,989
  1/1/2006 to 12/31/2006..................................    1.579576        2.009171         240,232
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.213445        1.309472          23,210
  1/1/2005 to 12/31/2005..................................    1.309472        1.270007         151,389
  1/1/2006 to 12/31/2006..................................    1.270007        1.475801         253,620

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.184038        0.971161         105,515
  1/1/2003 to 12/31/2003..................................    0.971161        1.200335         643,424
  1/1/2004 to 12/31/2004..................................    1.200335        1.317242         735,390
  1/1/2005 to 12/31/2005..................................    1.317242        1.278943         676,579
  1/1/2006 to 12/31/2006..................................    1.278943        1.487381         558,311
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005..............................    0.406915        0.488787          43,670
  1/1/2006 to 12/31/2006..................................    0.488787        0.494175          58,320
Jennison Growth Subaccount (Class B)(8)(12)(previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004..............................    0.422573        0.441147               0
  1/1/2005 to 4/30/2005...................................    0.441147        0.402036               0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005..............................    0.407190        0.489826         338,185
  1/1/2006 to 12/31/2006..................................    0.489826        0.495587         400,385
Jennison Growth Subaccount (Class E)(9)(12)(previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001...............................    0.574484        0.492330           8,715
  1/1/2002 to 12/31/2002..................................    0.492330        0.344836          92,649
  1/1/2003 to 12/31/2003..................................    0.344836        0.427435         425,315
  1/1/2004 to 12/31/2004..................................    0.427435        0.441146         407,120
  1/1/2005 to 4/30/2005...................................    0.441146        0.406037               0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002..............................    1.139697        0.966597           6,516
  1/1/2003 to 12/31/2003..................................    0.966597        1.202647          88,459
  1/1/2004 to 12/31/2004..................................    1.202647        1.356678         186,066
  1/1/2005 to 12/31/2005..................................    1.356678        1.445684         232,057
  1/1/2006 to 12/31/2006..................................    1.445684        1.634852         271,026
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001...............................    0.951729        0.774690          20,766
  1/1/2002 to 12/31/2002..................................    0.774690        0.528474         217,421
  1/1/2003 to 12/31/2003..................................    0.528474        0.676985         261,235
  1/1/2004 to 12/31/2004..................................    0.676985        0.723893         202,516
  1/1/2005 to 12/31/2005..................................    0.723893        0.810771         227,709
  1/1/2006 to 12/31/2006..................................    0.810771        0.785631         337,356
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006..............................    9.354456       10.028747           1,748
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004..............................    7.690409        8.525102               0
  1/1/2005 to 12/31/2005..................................    8.525102        8.987133           1,122
  1/1/2006 to 4/30/2006...................................    8.987133        9.392804           1,731

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001...............................    0.894797        0.829520          11,890
  1/1/2002 to 12/31/2002..................................    0.829520        0.652409         116,329
  1/1/2003 to 12/31/2003..................................    0.652409        0.781667         134,035
  1/1/2004 to 12/31/2004..................................    0.781667        0.857699         164,171
  1/1/2005 to 12/31/2005..................................    0.857699        0.905976         112,277
  1/1/2006 to 4/30/2006...................................    0.905976        0.947180               0
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001...............................    0.976187        0.876044             857
  1/1/2002 to 12/31/2002..................................    0.876044        0.654750          11,992
  1/1/2003 to 12/31/2003..................................    0.654750        0.800071          33,231
  1/1/2004 to 4/30/2004...................................    0.800071        0.814554          33,430
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.097162        1.128756           9,922
  1/1/2002 to 12/31/2002..................................    1.128756        1.223720         112,812
  1/1/2003 to 12/31/2003..................................    1.223720        1.247509         707,358
  1/1/2004 to 12/31/2004..................................    1.247509        1.277406         779,958
  1/1/2005 to 12/31/2005..................................    1.277406        1.283036         827,998
  1/1/2006 to 12/31/2006..................................    1.283036        1.313490         846,664
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.341850        2.653593             200
  1/1/2005 to 12/31/2005..................................    2.653593        2.791516           4,492
  1/1/2006 to 12/31/2006..................................    2.791516        3.204124          12,561
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.374519        2.246929           5,907
  1/1/2002 to 12/31/2002..................................    2.246929        1.736142          36,115
  1/1/2003 to 12/31/2003..................................    1.736142        2.333159         109,120
  1/1/2004 to 12/31/2004..................................    2.333159        2.673476         143,530
  1/1/2005 to 12/31/2005..................................    2.673476        2.814931         130,911
  1/1/2006 to 12/31/2006..................................    2.814931        3.234101         140,459
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001...............................    1.363175        1.370828               0
  1/1/2002 to 12/31/2002..................................    1.370828        1.344021          98,324
  1/1/2003 to 12/31/2003..................................    1.344021        1.579261         282,645
  1/1/2004 to 12/31/2004..................................    1.579261        1.684424         348,733
  1/1/2005 to 12/31/2005..................................    1.684424        1.685876         470,290
  1/1/2006 to 12/31/2006..................................    1.685876        1.814581         590,691
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002..............................    1.122185        0.847289          34,333
  1/1/2003 to 12/31/2003..................................    0.847289        1.160234         233,535
  1/1/2004 to 12/31/2004..................................    1.160234        1.217653         303,779
  1/1/2005 to 12/31/2005..................................    1.217653        1.300025         229,385
  1/1/2006 to 12/31/2006..................................    1.300025        1.463820         186,633
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998849       11.150576               0
  1/1/2006 to 12/31/2006..................................   11.150576       12.717820               0
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998849       10.299739               0
  1/1/2006 to 12/31/2006..................................   10.299739       10.856842               0

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998849       10.517665               0
  1/1/2006 to 12/31/2006..................................   10.517665       11.349099           8,608
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.050967        1.029828         223,464
  1/1/2002 to 12/31/2002..................................    1.029828        0.862076         183,553
  1/1/2003 to 12/31/2003..................................    0.862076        1.143803         551,005
  1/1/2004 to 12/31/2004..................................    1.143803        1.305163         570,838
  1/1/2005 to 12/31/2005..................................    1.305163        1.441786         528,167
  1/1/2006 to 12/31/2006..................................    1.441786        1.561498         483,920
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998849       10.748464           9,839
  1/1/2006 to 12/31/2006..................................   10.748464       11.854319          62,999
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998849       10.974321          21,756
  1/1/2006 to 12/31/2006..................................   10.974321       12.360650          41,772
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001...............................    3.786132        3.507490          17,785
  1/1/2002 to 12/31/2002..................................    3.507490        2.679909         114,121
  1/1/2003 to 12/31/2003..................................    2.679909        3.379242         204,578
  1/1/2004 to 12/31/2004..................................    3.379242        3.674651         314,160
  1/1/2005 to 12/31/2005..................................    3.674651        3.782271         309,333
  1/1/2006 to 12/31/2006..................................    3.782271        4.296243         228,164
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001...............................    0.926602        0.847843           8,799
  1/1/2002 to 12/31/2002..................................    0.847843        0.737386         106,045
  1/1/2003 to 12/31/2003..................................    0.737386        0.960144         220,241
  1/1/2004 to 12/31/2004..................................    0.960144        1.131947         197,420
  1/1/2005 to 12/31/2005..................................    1.131947        1.299569         277,267
  1/1/2006 to 12/31/2006..................................    1.299569        1.621977         249,381
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004..............................    3.676530        3.997661         224,054
  1/1/2005 to 12/31/2005..................................    3.997661        4.054624         216,474
  1/1/2006 to 12/31/2006..................................    4.054624        4.475551         210,592
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001...............................    1.499169        1.472163               0
  1/1/2002 to 12/31/2002..................................    1.472163        1.252454         146,985
  1/1/2003 to 12/31/2003..................................    1.252454        1.477500         590,860
  1/1/2004 to 4/30/2004...................................    1.477500        1.464598         646,784
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001...............................    0.944611        0.851503          21,894
  1/1/2002 to 12/31/2002..................................    0.851503        0.698933         299,954
  1/1/2003 to 12/31/2003..................................    0.698933        0.945612         422,833
  1/1/2004 to 12/31/2004..................................    0.945612        1.112130         521,668
  1/1/2005 to 12/31/2005..................................    1.112130        1.238540         487,200
  1/1/2006 to 12/31/2006..................................    1.238540        1.532160         485,009
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004..............................    9.998849       12.833645           6,184
  1/1/2005 to 12/31/2005..................................   12.833645       14.337160          20,833
  1/1/2006 to 12/31/2006..................................   14.337160       19.451786          37,355

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001...............................    1.550889        1.500772           9,241
  1/1/2002 to 12/31/2002..................................    1.500772        1.333202         170,229
  1/1/2003 to 12/31/2003..................................    1.333202        1.790103         263,931
  1/1/2004 to 12/31/2004..................................    1.790103        2.165156         276,099
  1/1/2005 to 12/31/2005..................................    2.165156        2.389812         330,618
  1/1/2006 to 12/31/2006..................................    2.389812        2.620566         384,349
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005..............................    7.947721        8.629752           1,161
  1/1/2006 to 12/31/2006..................................    8.629752        9.158221           1,997
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004..............................   12.752805       14.710742              72
  1/1/2005 to 12/31/2005..................................   14.710742       16.824885             772
  1/1/2006 to 12/31/2006..................................   16.824885       19.304552           1,225
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   10.995472       11.102944          14,025
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001...............................    1.007576        1.053729         194,398
  1/1/2002 to 12/31/2002..................................    1.053729        1.135650       1,187,935
  1/1/2003 to 12/31/2003..................................    1.135650        1.168086       2,538,171
  1/1/2004 to 12/31/2004..................................    1.168086        1.209173       2,548,866
  1/1/2005 to 12/31/2005..................................    1.209173        1.219208       2,424,090
  1/1/2006 to 12/31/2006..................................    1.219208        1.256621       2,344,020
RCM Global Technology Sub-Account (14) (previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001...............................    0.757892        0.609392           3,655
  1/1/2002 to 12/31/2002..................................    0.609392        0.296061          37,645
  1/1/2003 to 12/31/2003..................................    0.296061        0.460017         167,704
  1/1/2004 to 12/31/2004..................................    0.460017        0.434044         283,676
  1/1/2005 to 12/31/2005..................................    0.434044        0.475176         264,985
  1/1/2006 to 12/31/2006..................................    0.475176        0.493640         270,613
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.218212        1.184509           9,068
  1/1/2002 to 12/31/2002..................................    1.184509        0.927217          82,611
  1/1/2003 to 12/31/2003..................................    0.927217        1.332307         370,220
  1/1/2004 to 12/31/2004..................................    1.332307        1.542362         433,301
  1/1/2005 to 12/31/2005..................................    1.542362        1.586386         438,968
  1/1/2006 to 12/31/2006..................................    1.586386        1.839418         438,778
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004..............................    1.542135        1.578902               0
  1/1/2005 to 12/31/2005..................................    1.578902        1.578667          59,325
  1/1/2006 to 12/31/2006..................................    1.578667        1.617724         101,569
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  07/02/2001* to 12/31/2001...............................    1.434460        1.477564          75,153
  1/1/2002 to 12/31/2002..................................    1.477564        1.568096         592,262
  1/1/2003 to 12/31/2003..................................    1.568096        1.570238         896,737
  1/1/2004 to 12/31/2004..................................    1.570238        1.591785         870,170
  1/1/2005 to 12/31/2005..................................    1.591785        1.594510         984,184
  1/1/2006 to 12/31/2006..................................    1.594510        1.634905         799,649

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.40% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.865753        1.977947           4,438
  1/1/2005 to 12/31/2005..................................    1.977947        2.000490          43,816
  1/1/2006 to 12/31/2006..................................    2.000490        2.067943          91,292
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.552828        1.588756          32,226
  1/1/2002 to 12/31/2002..................................    1.588756        1.713360         194,906
  1/1/2003 to 12/31/2003..................................    1.713360        1.900673         701,179
  1/1/2004 to 12/31/2004..................................    1.900673        1.995567         766,733
  1/1/2005 to 12/31/2005..................................    1.995567        2.020485         722,920
  1/1/2006 to 12/31/2006..................................    2.020485        2.089202         715,720
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.116697        1.210073          47,316
  1/1/2005 to 12/31/2005..................................    1.210073        1.268802         140,834
  1/1/2006 to 12/31/2006..................................    1.268802        1.412393         131,764
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001...............................    0.930955        0.823724           1,317
  1/1/2002 to 12/31/2002..................................    0.823724        0.454554          49,482
  1/1/2003 to 12/31/2003..................................    0.454554        0.612473         348,218
  1/1/2004 to 12/31/2004..................................    0.612473        0.711580         352,341
  1/1/2005 to 12/31/2005..................................    0.711580        0.804354         423,789
  1/1/2006 to 12/31/2006..................................    0.804354        0.842095         468,957
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.238152        1.320013           6,538
  1/1/2005 to 12/31/2005..................................    1.320013        1.441195          32,532
  1/1/2006 to 12/31/2006..................................    1.441195        1.472779          71,743

                                                                    1.65% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   14.495461       15.190349           2,598
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001...............................    1.456272        1.342581          15,917
  1/1/2002 to 12/31/2002..................................    1.342581        1.068990         202,341
  1/1/2003 to 12/31/2003..................................    1.068990        1.614374         325,669
  1/1/2004 to 12/31/2004..................................    1.614374        1.919465         357,067
  1/1/2005 to 12/31/2005..................................    1.919465        2.366832         388,520
  1/1/2006 to 12/31/2006..................................    2.366832        2.888228         514,306
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001...............................   12.432061       10.980001          16,988
  1/1/2002 to 12/31/2002..................................   10.980001        8.158972         128,625
  1/1/2003 to 12/31/2003..................................    8.158972       10.979584         227,255
  1/1/2004 to 12/31/2004..................................   10.979584       12.149050         273,335
  1/1/2005 to 12/31/2005..................................   12.149050       13.885866         276,823
  1/1/2006 to 12/31/2006..................................   13.885866       15.054881         275,376

------------
 * Date on which the Contract first became available.
** Date on which the Subaccount first became available.

                                                                    1.65% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001...............................    8.424689        8.166857           9,169
  1/1/2002 to 12/31/2002..................................    8.166857        6.559523         108,984
  1/1/2003 to 12/31/2003..................................    6.559523        8.544503         255,290
  1/1/2004 to 12/31/2004..................................    8.544503        9.276225         273,228
  1/1/2005 to 12/31/2005..................................    9.276225        9.657033         296,153
  1/1/2006 to 12/31/2006..................................    9.657033       10.943642         296,391

------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                                  (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004...............................   33.299262       36.906414             2,810
  1/1/2005 to 12/31/2005...................................   36.906414       40.171558             6,374
  1/1/2006 to 12/31/2006...................................   40.171558       42.155647             9,989
BlackRock Bond Income Sub-Account (Class B)
  05/01/2003** to 12/31/2003...............................    4.261421        4.322625           349,469
  1/1/2004 to 12/31/2004...................................    4.322625        4.437981         1,192,970
  1/1/2005 to 12/31/2005...................................    4.437981        4.468514         1,657,805
  1/1/2006 to 12/31/2006...................................    4.468514        4.586570         2,004,580
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004...............................   35.018069       37.769701             1,549
  1/1/2005 to 12/31/2005...................................   37.769701       38.276926             9,884
  1/1/2006 to 12/31/2006...................................   38.276926       41.592849            16,261
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  05/01/2003** to 12/31/2003...............................    4.920047        5.959547            32,870
  1/1/2004 to 12/31/2004...................................    5.959547        6.496004            80,772
  1/1/2005 to 12/31/2005...................................    6.496004        6.615113            93,532
  1/1/2006 to 12/31/2006...................................    6.615113        7.422121            76,983
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.068057        1.177872           282,255
  1/1/2005 to 12/31/2005...................................    1.177872        1.225479           493,055
  1/1/2006 to 12/31/2006...................................    1.225479        1.438939           907,204
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2003** to 12/31/2003...............................    0.822870        1.057210           141,369
  1/1/2004 to 12/31/2004...................................    1.057210        1.180754           413,570
  1/1/2005 to 12/31/2005...................................    1.180754        1.230032           385,547
  1/1/2006 to 12/31/2006...................................    1.230032        1.445197           381,675
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.308436        2.528615            88,821
  1/1/2005 to 12/31/2005...................................    2.528615        2.660633           177,678
  1/1/2006 to 12/31/2006...................................    2.660633        2.724327           341,353
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    1.923606        2.380083           360,586
  1/1/2004 to 12/31/2004...................................    2.380083        2.547627           646,165
  1/1/2005 to 12/31/2005...................................    2.547627        2.683096           582,743
  1/1/2006 to 12/31/2006...................................    2.683096        2.750299           487,196
BlackRock Money Market Sub-Account (Class B)
  05/01/2003** to 12/31/2003...............................    2.195573        2.181647           588,176
  1/1/2004 to 12/31/2004...................................    2.181647        2.165940         1,081,808
  1/1/2005 to 12/31/2005...................................    2.165940        2.191132         1,290,686
  1/1/2006 to 12/31/2006...................................    2.191132        2.257964         1,731,097
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.608047        1.808505           850,913
  1/1/2005 to 12/31/2005...................................    1.808505        1.852238         1,736,483
  1/1/2006 to 12/31/2006...................................    1.852238        2.125829         1,998,038

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                                  (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
BlackRock Strategic Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    1.100636        1.617970           997,945
  1/1/2004 to 12/31/2004...................................    1.617970        1.836470         2,212,853
  1/1/2005 to 12/31/2005...................................    1.836470        1.881722         2,081,295
  1/1/2006 to 12/31/2006...................................    1.881722        2.163361         1,722,839
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006...............................   10.510408       11.154018                 0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006...............................   10.701227       11.408665             3,725
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.843555        3.059403         1,075,169
  1/1/2005 to 12/31/2005...................................    3.059403        3.316902         3,087,854
  1/1/2006 to 12/31/2006...................................    3.316902        3.737460         5,165,928
Davis Venture Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    2.218730        2.793015         1,013,251
  1/1/2004 to 12/31/2004...................................    2.793015        3.086927         2,470,166
  1/1/2005 to 12/31/2005...................................    3.086927        3.351013         2,509,057
  1/1/2006 to 12/31/2006...................................    3.351013        3.778708         2,355,062
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.174316        1.341022           207,260
  1/1/2005 to 12/31/2005...................................    1.341022        1.554225           550,772
  1/1/2006 to 12/31/2006...................................    1.554225        1.780501           859,971
FI International Stock Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    0.924274        1.166856           463,974
  1/1/2004 to 12/31/2004...................................    1.166856        1.357192           608,112
  1/1/2005 to 12/31/2005...................................    1.357192        1.575828           567,468
  1/1/2006 to 12/31/2006...................................    1.575828        1.805756           384,657
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006...............................   17.008703       17.200922             4,245
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2003** to 12/31/2003...............................    0.852532        1.134487           166,188
  1/1/2004 to 4/30/2004....................................    1.134487        1.124032           311,182
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  05/01/2003** to 12/31/2003...............................    1.138038        1.427230           128,598
  1/1/2004 to 12/31/2004...................................    1.427230        1.643328           503,079
  1/1/2005 to 12/31/2005...................................    1.643328        1.727663           546,390
  1/1/2006 to 12/31/2006...................................    1.727663        1.899682           663,413
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.288597        2.580629            43,054
  1/1/2005 to 12/31/2005...................................    2.580629        2.808915           150,322
  1/1/2006 to 12/31/2006...................................    2.808915        3.091412           418,994
FI Value Leaders Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    1.901001        2.326735            65,915
  1/1/2004 to 12/31/2004...................................    2.326735        2.604158           107,931
  1/1/2005 to 12/31/2005...................................    2.604158        2.837001           116,414
  1/1/2006 to 12/31/2006...................................    2.837001        3.125342           126,283
Franklin Templeton Small Cap Growth Sub-Account
  05/01/2003** to 12/31/2003...............................    0.644015        0.888912           289,136
  1/1/2004 to 12/31/2004...................................    0.888912        0.973743         1,011,488
  1/1/2005 to 12/31/2005...................................    0.973743        1.001908         1,210,426
  1/1/2006 to 12/31/2006...................................    1.001908        1.083509         1,612,369

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                                  (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.995692        3.249665           623,081
  1/1/2005 to 12/31/2005...................................    3.249665        3.513950         1,637,522
  1/1/2006 to 12/31/2006...................................    3.513950        3.885123         2,294,963
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    2.397112        3.064101         1,008,302
  1/1/2004 to 12/31/2004...................................    3.064101        3.314970         2,238,370
  1/1/2005 to 12/31/2005...................................    3.314970        3.588015         2,118,457
  1/1/2006 to 12/31/2006...................................    3.588015        3.970992         1,710,740
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003...............................    0.874438        1.174138           354,194
  1/1/2004 to 12/31/2004...................................    1.174138        1.394699         1,794,947
  1/1/2005 to 12/31/2005...................................    1.394699        1.570386         3,501,079
  1/1/2006 to 12/31/2006...................................    1.570386        1.994375         5,735,216
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.210121        1.305453           867,956
  1/1/2005 to 12/31/2005...................................    1.305453        1.265477         1,991,877
  1/1/2006 to 12/31/2006...................................    1.265477        1.469805         2,212,275
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    0.997689        1.197248           675,815
  1/1/2004 to 12/31/2004...................................    1.197248        1.313196         1,548,748
  1/1/2005 to 12/31/2005...................................    1.313196        1.274379         1,453,395
  1/1/2006 to 12/31/2006...................................    1.274379        1.481335         1,046,720
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005...............................    0.405896        0.487402            74,616
  1/1/2006 to 12/31/2006...................................    0.487402        0.492529           189,759
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004...............................    0.421725        0.440116            14,584
  1/1/2005 to 4/30/2005....................................    0.440116        0.401032                 0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005...............................    0.406174        0.488443           241,296
  1/1/2006 to 12/31/2006...................................    0.488443        0.493941           185,101
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Sub-Account (Class E))
  05/01/2003** to 12/31/2003...............................    0.364744        0.426653           159,748
  1/1/2004 to 12/31/2004...................................    0.426653        0.440119           233,843
  1/1/2005 to 4/30/2005....................................    0.440119        0.405026                 0
Lazard Mid-Cap Sub-Account(11)
  05/01/2003** to 12/31/2003...............................    0.972131        1.201297           163,329
  1/1/2004 to 12/31/2004...................................    1.201297        1.354476           548,426
  1/1/2005 to 12/31/2005...................................    1.354476        1.442618           710,203
  1/1/2006 to 12/31/2006...................................    1.442618        1.630572           741,863
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  05/01/2003** to 12/31/2003...............................    0.554688        0.676043           112,568
  1/1/2004 to 12/31/2004...................................    0.676043        0.722524           307,447
  1/1/2005 to 12/31/2005...................................    0.722524        0.808835           481,283
  1/1/2006 to 12/31/2006...................................    0.808835        0.783364           813,699
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006...............................    9.321724        9.990344            17,034

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                                  (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004...............................    7.671145        8.500928             1,000
  1/1/2005 to 12/31/2005...................................    8.500928        8.957184             4,041
  1/1/2006 to 4/30/2006....................................    8.957184        9.359990             3,712
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  05/01/2003** to 12/31/2003...............................    0.669072        0.779841           117,844
  1/1/2004 to 12/31/2004...................................    0.779841        0.855266           321,671
  1/1/2005 to 12/31/2005...................................    0.855266        0.902957           300,068
  1/1/2006 to 4/30/2006....................................    0.902957        0.943870                 0
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  05/01/2003** to 12/31/2003...............................    0.675161        0.798203           107,751
  1/1/2004 to 4/30/2004....................................    0.798203        0.812518           139,304
Lehman Brothers Aggregate Bond Index Sub-Account
  05/01/2003** to 12/31/2003...............................    1.241412        1.244426           831,124
  1/1/2004 to 12/31/2004...................................    1.244426        1.273611         2,078,402
  1/1/2005 to 12/31/2005...................................    1.273611        1.278586         3,494,301
  1/1/2006 to 12/31/2006...................................    1.278586        1.308282         4,610,812
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.330155        2.639467           186,451
  1/1/2005 to 12/31/2005...................................    2.639467        2.775271           556,793
  1/1/2006 to 12/31/2006...................................    2.775271        3.183890         1,080,860
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    1.783359        2.321876           271,700
  1/1/2004 to 12/31/2004...................................    2.321876        2.659214           463,290
  1/1/2005 to 12/31/2005...................................    2.659214        2.798519           480,785
  1/1/2006 to 12/31/2006...................................    2.798519        3.213642           445,741
Lord Abbett Bond Debenture Sub-Account
  05/01/2003** to 12/31/2003...............................    1.449294        1.587476           749,060
  1/1/2004 to 12/31/2004...................................    1.587476        1.692338         2,634,228
  1/1/2005 to 12/31/2005...................................    1.692338        1.692952         3,725,393
  1/1/2006 to 12/31/2006...................................    1.692952        1.821290         4,578,350
Met/AIM Small Cap Growth Sub-Account
  05/01/2003** to 12/31/2003...............................    0.870089        1.158960           110,103
  1/1/2004 to 12/31/2004...................................    1.158960        1.215706           287,164
  1/1/2005 to 12/31/2005...................................    1.215706        1.297300           337,119
  1/1/2006 to 12/31/2006...................................    1.297300        1.460023           343,758
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998808       11.146837             7,138
  1/1/2006 to 12/31/2006...................................   11.146837       12.707218           114,393
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998808       10.296283             6,307
  1/1/2006 to 12/31/2006...................................   10.296283       10.847789            45,474
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998808       10.514136            73,210
  1/1/2006 to 12/31/2006...................................   10.514136       11.339636           243,075
MetLife Mid Cap Stock Index Sub-Account
  05/01/2003** to 12/31/2003...............................    0.874183        1.141814           449,810
  1/1/2004 to 12/31/2004...................................    1.141814        1.302240         1,349,973
  1/1/2005 to 12/31/2005...................................    1.302240        1.437840         1,680,432
  1/1/2006 to 12/31/2006...................................    1.437840        1.556448         2,092,496

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                                  (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998808       10.744858           218,867
  1/1/2006 to 12/31/2006...................................   10.744858       11.844436           930,371
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998808       10.970640           258,154
  1/1/2006 to 12/31/2006...................................   10.970640       12.350345         1,466,084
MetLife Stock Index Sub-Account
  05/01/2003** to 12/31/2003...............................    2.771124        3.356265           280,055
  1/1/2004 to 12/31/2004...................................    3.356265        3.647836           750,148
  1/1/2005 to 12/31/2005...................................    3.647836        3.752799           841,606
  1/1/2006 to 12/31/2006...................................    3.752799        4.260642         1,081,018
MFS(R) Research International Sub-Account
  05/01/2003** to 12/31/2003...............................    0.732697        0.947848           285,128
  1/1/2004 to 12/31/2004...................................    0.947848        1.116891           892,029
  1/1/2005 to 12/31/2005...................................    1.116891        1.281644         1,266,548
  1/1/2006 to 12/31/2006...................................    1.281644        1.598808         1,807,608
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004...............................    3.645377        3.962474             5,466
  1/1/2005 to 12/31/2005...................................    3.962474        4.016932           893,393
  1/1/2006 to 12/31/2006...................................    4.016932        4.431736         1,093,162
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  05/01/2003** to 12/31/2003...............................    1.290859        1.470726           420,632
  1/1/2004 to 4/30/2004....................................    1.470726        1.457644           746,550
Morgan Stanley EAFE Index Sub-Account
  05/01/2003** to 12/31/2003...............................    0.701520        0.943244           448,521
  1/1/2004 to 12/31/2004...................................    0.943244        1.108790         1,319,462
  1/1/2005 to 12/31/2005...................................    1.108790        1.234205         1,638,697
  1/1/2006 to 12/31/2006...................................    1.234205        1.526036         1,797,160
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004...............................    9.998808       12.829343            99,217
  1/1/2005 to 12/31/2005...................................   12.829343       14.325212           275,907
  1/1/2006 to 12/31/2006...................................   14.325212       19.425899           461,636
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2003** to 12/31/2003...............................    1.367564        1.785481           144,438
  1/1/2004 to 12/31/2004...................................    1.785481        2.158483           853,984
  1/1/2005 to 12/31/2005...................................    2.158483        2.381260         1,937,452
  1/1/2006 to 12/31/2006...................................    2.381260        2.609886         2,891,414
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005...............................    7.930966        8.608707             6,760
  1/1/2006 to 12/31/2006...................................    8.608707        9.131331            36,021
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004...............................   12.707150       14.653220             4,214
  1/1/2005 to 12/31/2005...................................   14.653220       16.750746            26,991
  1/1/2006 to 12/31/2006...................................   16.750746       19.209905            72,423
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006...............................   10.978974       11.082609            54,149
PIMCO Total Return Sub-Account
  05/01/2003** to 12/31/2003...............................    1.160148        1.166403         2,588,733
  1/1/2004 to 12/31/2004...................................    1.166403        1.206825         7,383,838
  1/1/2005 to 12/31/2005...................................    1.206825        1.216235        11,523,820
  1/1/2006 to 12/31/2006...................................    1.216235        1.252931        14,270,403

                                                                     1.45% VARIABLE ACCOUNT CHARGE
                                                                  (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  05/01/2003** to 12/31/2003...............................    0.333586        0.464083           742,655
  1/1/2004 to 12/31/2004...................................    0.464083        0.437661         1,262,601
  1/1/2005 to 12/31/2005...................................    0.437661        0.478898         1,240,390
  1/1/2006 to 12/31/2006...................................    0.478898        0.497258         1,174,062
Russell 2000(R) Index Sub-Account
  05/01/2003** to 12/31/2003...............................    0.960017        1.328844           567,797
  1/1/2004 to 12/31/2004...................................    1.328844        1.537582         1,290,069
  1/1/2005 to 12/31/2005...................................    1.537582        1.580682         1,570,284
  1/1/2006 to 12/31/2006...................................    1.580682        1.831890         1,803,280
Western Asset Management U.S. Government Sub-Account (Class
  B)(8)(10)
  05/01/2004** to 12/31/2004...............................    1.534818        1.570890           958,888
  1/1/2005 to 12/31/2005...................................    1.570890        1.569873         2,335,109
  1/1/2006 to 12/31/2006...................................    1.569873        1.607910         3,318,924
Western Asset Management U.S. Government Sub-Account (Class
  E)(9)(10)
  05/01/2003** to 12/31/2003...............................    1.571878        1.563055           892,208
  1/1/2004 to 12/31/2004...................................    1.563055        1.583709         1,611,308
  1/1/2005 to 12/31/2005...................................    1.583709        1.585629         1,538,248
  1/1/2006 to 12/31/2006...................................    1.585629        1.624988         1,311,558
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.856901        1.967911           492,276
  1/1/2005 to 12/31/2005...................................    1.967911        1.989347         1,725,497
  1/1/2006 to 12/31/2006...................................    1.989347        2.055399         3,023,064
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003...............................    1.814727        1.891974         1,049,643
  1/1/2004 to 12/31/2004...................................    1.891974        1.985439         2,244,541
  1/1/2005 to 12/31/2005...................................    1.985439        2.009228         2,186,113
  1/1/2006 to 12/31/2006...................................    2.009228        2.076526         2,178,728
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...............................    1.113637        1.206357           411,092
  1/1/2005 to 12/31/2005...................................    1.206357        1.264276         1,204,510
  1/1/2006 to 12/31/2006...................................    1.264276        1.406653         2,346,411
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2003** to 12/31/2003...............................    0.475361        0.611635           499,074
  1/1/2004 to 12/31/2004...................................    0.611635        0.710250         2,971,928
  1/1/2005 to 12/31/2005...................................    0.710250        0.802451         4,053,101
  1/1/2006 to 12/31/2006...................................    0.802451        0.839683         6,105,826
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...............................    1.233717        1.314848            60,296
  1/1/2005 to 12/31/2005...................................    1.314848        1.434841           388,621
  1/1/2006 to 12/31/2006...................................    1.434841        1.465554           846,806

                                                                     1.70% VARIABLE ACCOUNT CHARGE
                                                                  (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                             ----------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006...............................   14.430321       15.117074            73,714

                                                                     1.70% VARIABLE ACCOUNT CHARGE
                                                                  (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                             ----------------------------------------------
American Funds Global Small Capitalization Sub-Account
  05/01/2003** to 12/31/2003...............................    1.101833        1.609753           399,819
  1/1/2004 to 12/31/2004...................................    1.609753        1.913012         1,411,315
  1/1/2005 to 12/31/2005...................................    1.913012        2.357699         2,343,635
  1/1/2006 to 12/31/2006...................................    2.357699        2.875650         3,656,387
American Funds Growth Sub-Account
  05/01/2003** to 12/31/2003...............................    8.727819       10.871528           400,545
  1/1/2004 to 12/31/2004...................................   10.871528       12.023456         1,223,281
  1/1/2005 to 12/31/2005...................................   12.023456       13.735471         1,741,977
  1/1/2006 to 12/31/2006...................................   13.735471       14.884400         2,097,885
American Funds Growth-Income Sub-Account
  05/01/2003** to 12/31/2003...............................    6.765662        8.460555           507,933
  1/1/2004 to 12/31/2004...................................    8.460555        9.180484         1,248,923
  1/1/2005 to 12/31/2005...................................    9.180484        9.552598         1,628,151
  1/1/2006 to 12/31/2006...................................    9.552598       10.819898         1,810,952

------------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap

     Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004...............................   33.033515       36.599740               14
  1/1/2005 to 12/31/2005...................................   36.599740       39.817901            1,961
  1/1/2006 to 12/31/2006...................................   39.817901       41.763681            1,853
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001................................    3.727288        3.860039          225,528
  1/1/2002 to 12/31/2002...................................    3.860039        4.113183          582,376
  1/1/2003 to 12/31/2003...................................    4.113183        4.278163          884,002
  1/1/2004 to 12/31/2004...................................    4.278163        4.390130        1,021,364
  1/1/2005 to 12/31/2005...................................    4.390130        4.418130        1,041,389
  1/1/2006 to 12/31/2006...................................    4.418130        4.532595        1,021,385
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004...............................   34.707273       37.422077              914
  1/1/2005 to 12/31/2005...................................   37.422077       37.905729            1,068
  1/1/2006 to 12/31/2006...................................   37.905729       41.168965            1,436
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001................................    6.952785        6.347384            6,420
  1/1/2002 to 12/31/2002...................................    6.347384        4.609377           26,015
  1/1/2003 to 12/31/2003...................................    4.609377        5.898786           63,892
  1/1/2004 to 12/31/2004...................................    5.898786        6.426552           91,826
  1/1/2005 to 12/31/2005...................................    6.426552        6.541126           83,065
  1/1/2006 to 12/31/2006...................................    6.541126        7.335451           73,743
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.066985        1.176301          129,326
  1/1/2005 to 12/31/2005...................................    1.176301        1.223235          190,855
  1/1/2006 to 12/31/2006...................................    1.223235        1.435589          441,138
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002...............................    1.000000        0.791872           12,191
  1/1/2003 to 12/31/2003...................................    0.791872        1.056317          262,962
  1/1/2004 to 12/31/2004...................................    1.056317        1.179166          601,733
  1/1/2005 to 12/31/2005...................................    1.179166        1.227765          566,403
  1/1/2006 to 12/31/2006...................................    1.227765        1.441814          638,388
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.297490        2.515792           18,136
  1/1/2005 to 12/31/2005...................................    2.515792        2.645822           40,745
  1/1/2006 to 12/31/2006...................................    2.645822        2.707812           51,217
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.969160        2.710625          332,685
  1/1/2002 to 12/31/2002...................................    2.710625        1.782699          415,897
  1/1/2003 to 12/31/2003...................................    1.782699        2.369215          648,081
  1/1/2004 to 12/31/2004...................................    2.369215        2.534722          692,328
  1/1/2005 to 12/31/2005...................................    2.534722        2.668175          577,553
  1/1/2006 to 12/31/2006...................................    2.668175        2.733640          396,651

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001................................    2.176424        2.187507          324,274
  1/1/2002 to 12/31/2002...................................    2.187507        2.180026        1,244,380
  1/1/2003 to 12/31/2003...................................    2.180026        2.159484        1,156,155
  1/1/2004 to 12/31/2004...................................    2.159484        2.142861          961,402
  1/1/2005 to 12/31/2005...................................    2.142861        2.166704        1,122,233
  1/1/2006 to 12/31/2006...................................    2.166704        2.231677        1,071,485
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.604973        1.804450          222,843
  1/1/2005 to 12/31/2005...................................    1.804450        1.847164          355,953
  1/1/2006 to 12/31/2006...................................    1.847164        2.118949          472,478
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.427329        1.395932          796,821
  1/1/2002 to 12/31/2002...................................    1.395932        1.079667        1,933,552
  1/1/2003 to 12/31/2003...................................    1.079667        1.594479        2,609,789
  1/1/2004 to 12/31/2004...................................    1.594479        1.808899        2,962,805
  1/1/2005 to 12/31/2005...................................    1.808899        1.852548        2,489,094
  1/1/2006 to 12/31/2006...................................    1.852548        2.128758        2,117,927
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006...............................   10.507342       11.147068                0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006...............................   10.698105       11.401556              191
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.830075        3.043892          217,157
  1/1/2005 to 12/31/2005...................................    3.043892        3.298442          588,242
  1/1/2006 to 12/31/2006...................................    3.298442        3.714808          924,130
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.769260        2.626035          429,539
  1/1/2002 to 12/31/2002...................................    2.626035        2.158768        1,057,579
  1/1/2003 to 12/31/2003...................................    2.158768        2.780284        1,776,807
  1/1/2004 to 12/31/2004...................................    2.780284        3.071317        1,936,388
  1/1/2005 to 12/31/2005...................................    3.071317        3.332407        1,815,720
  1/1/2006 to 12/31/2006...................................    3.332407        3.755854        1,601,147
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.166701        1.331885           71,817
  1/1/2005 to 12/31/2005...................................    1.331885        1.542867          158,018
  1/1/2006 to 12/31/2006...................................    1.542867        1.766608          216,333
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.241943        1.134064          190,791
  1/1/2002 to 12/31/2002...................................    1.134064        0.920290          690,284
  1/1/2003 to 12/31/2003...................................    0.920290        1.159496        1,070,308
  1/1/2004 to 12/31/2004...................................    1.159496        1.347955        1,098,003
  1/1/2005 to 12/31/2005...................................    1.347955        1.564323          941,155
  1/1/2006 to 12/31/2006...................................    1.564323        1.791679          707,911
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006...............................   16.926625       17.112239            1,863
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002...............................    1.000000        0.809819           11,006
  1/1/2003 to 12/31/2003...................................    0.809819        1.133534          167,196
  1/1/2004 to 4/30/2004....................................    1.133534        1.122903          220,307

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001................................    1.870817        1.541172           42,264
  1/1/2002 to 12/31/2002...................................    1.541172        1.075284          155,536
  1/1/2003 to 12/31/2003...................................    1.075284        1.422361          192,066
  1/1/2004 to 12/31/2004...................................    1.422361        1.636902          440,269
  1/1/2005 to 12/31/2005...................................    1.636902        1.720049          419,491
  1/1/2006 to 12/31/2006...................................    1.720049        1.890367          415,992
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.276034        2.565613            6,905
  1/1/2005 to 12/31/2005...................................    2.565613        2.791179           36,587
  1/1/2006 to 12/31/2006...................................    2.791179        3.070363           36,412
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.577961        2.339294           45,616
  1/1/2002 to 12/31/2002...................................    2.339294        1.853635          101,294
  1/1/2003 to 12/31/2003...................................    1.853635        2.314366          143,730
  1/1/2004 to 12/31/2004...................................    2.314366        2.589016          196,755
  1/1/2005 to 12/31/2005...................................    2.589016        2.819100          180,215
  1/1/2006 to 12/31/2006...................................    2.819100        3.104073          214,576
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001................................    0.953560        0.879131          120,968
  1/1/2002 to 12/31/2002...................................    0.879131        0.623174          325,762
  1/1/2003 to 12/31/2003...................................    0.623174        0.887726          527,481
  1/1/2004 to 12/31/2004...................................    0.887726        0.971956          726,261
  1/1/2005 to 12/31/2005...................................    0.971956        0.999571          690,237
  1/1/2006 to 12/31/2006...................................    0.999571        1.080443          608,122
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.979250        3.230759          111,252
  1/1/2005 to 12/31/2005...................................    3.230759        3.491767          219,185
  1/1/2006 to 12/31/2006...................................    3.491767        3.858674          276,594
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.487876        2.605275          590,460
  1/1/2002 to 12/31/2002...................................    2.605275        2.335866        1,289,841
  1/1/2003 to 12/31/2003...................................    2.335866        3.047827        1,761,538
  1/1/2004 to 12/31/2004...................................    3.047827        3.295711        1,907,611
  1/1/2005 to 12/31/2005...................................    3.295711        3.565392        1,721,240
  1/1/2006 to 12/31/2006...................................    3.565392        3.943988        1,452,687
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003...............................    0.873756        1.172825          108,362
  1/1/2004 to 12/31/2004...................................    1.172825        1.392442          546,118
  1/1/2005 to 12/31/2005...................................    1.392442        1.567063          920,584
  1/1/2006 to 12/31/2006...................................    1.567063        1.989162        1,375,374
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002...............................    1.059020        0.882701           50,270
  1/1/2003 to 12/31/2003...................................    0.882701        1.175232          167,729
  1/1/2004 to 12/31/2004...................................    1.175232        1.397200          190,072
  1/1/2005 to 12/31/2005...................................    1.397200        1.572928          320,800
  1/1/2006 to 12/31/2006...................................    1.572928        1.998722          387,138
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.206809        1.301449          220,558
  1/1/2005 to 12/31/2005...................................    1.301449        1.260968          331,239
  1/1/2006 to 12/31/2006...................................    1.260968        1.463837          462,023

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002...............................    1.179929        0.967136          249,450
  1/1/2003 to 12/31/2003...................................    0.967136        1.194167        1,007,194
  1/1/2004 to 12/31/2004...................................    1.194167        1.309160        1,087,646
  1/1/2005 to 12/31/2005...................................    1.309160        1.269829          899,883
  1/1/2006 to 12/31/2006...................................    1.269829        1.475310          751,442
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005...............................    0.404881        0.486022           38,043
  1/1/2006 to 12/31/2006...................................    0.486022        0.490890           15,275
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004...............................    0.420880        0.439089           34,839
  1/1/2005 to 4/30/2005....................................    0.439089        0.400031                0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005...............................    0.405164        0.487067          335,756
  1/1/2006 to 12/31/2006...................................    0.487067        0.492303          281,494
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001................................    0.573810        0.491512           65,984
  1/1/2002 to 12/31/2002...................................    0.491512        0.343921          287,464
  1/1/2003 to 12/31/2003...................................    0.343921        0.425877          576,326
  1/1/2004 to 12/31/2004...................................    0.425877        0.439098          467,041
  1/1/2005 to 4/30/2005....................................    0.439098        0.404020                0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002...............................    1.139061        0.965412           63,403
  1/1/2003 to 12/31/2003...................................    0.965412        1.199970          512,105
  1/1/2004 to 12/31/2004...................................    1.199970        1.352301          665,384
  1/1/2005 to 12/31/2005...................................    1.352301        1.439584          650,499
  1/1/2006 to 12/31/2006...................................    1.439584        1.626332          592,953
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001................................    0.951567        0.774171           88,806
  1/1/2002 to 12/31/2002...................................    0.774171        0.527591          299,874
  1/1/2003 to 12/31/2003...................................    0.527591        0.675148          381,833
  1/1/2004 to 12/31/2004...................................    0.675148        0.721206          430,386
  1/1/2005 to 12/31/2005...................................    0.721206        0.806956          401,144
  1/1/2006 to 12/31/2006...................................    0.806956        0.781155          470,509
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006...............................    9.289131        9.952113           11,994
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004...............................    7.651943        8.476841            6,064
  1/1/2005 to 12/31/2005...................................    8.476841        8.927355           12,645
  1/1/2006 to 4/30/2006....................................    8.927355        9.327315           13,903
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001................................    0.892852        0.827308           69,338
  1/1/2002 to 12/31/2002...................................    0.827308        0.650024          209,693
  1/1/2003 to 12/31/2003...................................    0.650024        0.778025          545,215
  1/1/2004 to 12/31/2004...................................    0.778025        0.852847          972,831
  1/1/2005 to 12/31/2005...................................    0.852847        0.899954          801,223
  1/1/2006 to 4/30/2006....................................    0.899954        0.940580                0

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001................................    0.974065        0.873709           35,218
  1/1/2002 to 12/31/2002...................................    0.873709        0.652353          254,373
  1/1/2003 to 12/31/2003...................................    0.652353        0.796346          380,102
  1/1/2004 to 4/30/2004....................................    0.796346        0.810495          380,811
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.094262        1.125213          138,917
  1/1/2002 to 12/31/2002...................................    1.125213        1.218660          563,451
  1/1/2003 to 12/31/2003...................................    1.218660        1.241099        1,159,329
  1/1/2004 to 12/31/2004...................................    1.241099        1.269569        1,344,094
  1/1/2005 to 12/31/2005...................................    1.269569        1.273892        1,484,719
  1/1/2006 to 12/31/2006...................................    1.273892        1.302829        1,457,503
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.318528        2.625426           24,798
  1/1/2005 to 12/31/2005...................................    2.625426        2.759133           97,154
  1/1/2006 to 12/31/2006...................................    2.759133        3.163799          217,181
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.357548        2.229758           97,823
  1/1/2002 to 12/31/2002...................................    2.229758        1.721148          169,262
  1/1/2003 to 12/31/2003...................................    1.721148        2.310693          270,331
  1/1/2004 to 12/31/2004...................................    2.310693        2.645080          342,764
  1/1/2005 to 12/31/2005...................................    2.645080        2.782258          326,235
  1/1/2006 to 12/31/2006...................................    2.782258        3.193376          322,777
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001................................    1.356144        1.363080          115,521
  1/1/2002 to 12/31/2002...................................    1.363080        1.335094          363,197
  1/1/2003 to 12/31/2003...................................    1.335094        1.567206        1,029,336
  1/1/2004 to 12/31/2004...................................    1.567206        1.669891        1,378,405
  1/1/2005 to 12/31/2005...................................    1.669891        1.669665        1,481,777
  1/1/2006 to 12/31/2006...................................    1.669665        1.795342        1,617,115
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002...............................    1.121558        0.846253           40,889
  1/1/2003 to 12/31/2003...................................    0.846253        1.157663          150,184
  1/1/2004 to 12/31/2004...................................    1.157663        1.213737          264,999
  1/1/2005 to 12/31/2005...................................    1.213737        1.294553          261,181
  1/1/2006 to 12/31/2006...................................    1.294553        1.456205          243,296
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998767       11.143100              115
  1/1/2006 to 12/31/2006...................................   11.143100       12.696624            8,067
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998767       10.292828            2,440
  1/1/2006 to 12/31/2006...................................   10.292828       10.838743           44,607
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998767       10.510609           25,642
  1/1/2006 to 12/31/2006...................................   10.510609       11.330181           97,047
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.049924        1.028297           35,737
  1/1/2002 to 12/31/2002...................................    1.028297        0.859924          181,927
  1/1/2003 to 12/31/2003...................................    0.859924        1.139806          492,520
  1/1/2004 to 12/31/2004...................................    1.139806        1.299299          690,995
  1/1/2005 to 12/31/2005...................................    1.299299        1.433878          792,505
  1/1/2006 to 12/31/2006...................................    1.433878        1.551385          822,026

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998767       10.741254           57,820
  1/1/2006 to 12/31/2006...................................   10.741254       11.834561          440,798
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998767       10.966961           56,770
  1/1/2006 to 12/31/2006...................................   10.966961       12.340049          297,582
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001................................    3.744067        3.466792           56,920
  1/1/2002 to 12/31/2002...................................    3.466792        2.646163          315,866
  1/1/2003 to 12/31/2003...................................    2.646163        3.333363          556,570
  1/1/2004 to 12/31/2004...................................    3.333363        3.621129          635,795
  1/1/2005 to 12/31/2005...................................    3.621129        3.723466          672,106
  1/1/2006 to 12/31/2006...................................    3.723466        4.225233          667,366
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001................................    0.926246        0.847093           69,731
  1/1/2002 to 12/31/2002...................................    0.847093        0.736001          320,965
  1/1/2003 to 12/31/2003...................................    0.736001        0.957376          614,709
  1/1/2004 to 12/31/2004...................................    0.957376        1.127554          784,506
  1/1/2005 to 12/31/2005...................................    1.127554        1.293235          809,040
  1/1/2006 to 12/31/2006...................................    1.293235        1.612464          924,087
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004...............................    3.614511        3.927621          579,574
  1/1/2005 to 12/31/2005...................................    3.927621        3.979617          374,107
  1/1/2006 to 12/31/2006...................................    3.979617        4.388381          405,438
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001................................    1.489198        1.461634           58,534
  1/1/2002 to 12/31/2002...................................    1.461634        1.242258          298,841
  1/1/2003 to 12/31/2003...................................    1.242258        1.464011          600,760
  1/1/2004 to 4/30/2004....................................    1.464011        1.450750          640,572
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001................................    0.942114        0.848828           61,803
  1/1/2002 to 12/31/2002...................................    0.848828        0.696033          348,113
  1/1/2003 to 12/31/2003...................................    0.696033        0.940753          582,434
  1/1/2004 to 12/31/2004...................................    0.940753        1.105307          803,232
  1/1/2005 to 12/31/2005...................................    1.105307        1.229715          911,294
  1/1/2006 to 12/31/2006...................................    1.229715        1.519726          952,063
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004...............................    9.998767       12.825046           35,814
  1/1/2005 to 12/31/2005...................................   12.825046       14.313282           76,380
  1/1/2006 to 12/31/2006...................................   14.313282       19.400065          124,484
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001................................    1.546791        1.496064           16,557
  1/1/2002 to 12/31/2002...................................    1.496064        1.327685          153,771
  1/1/2003 to 12/31/2003...................................    1.327685        1.780927          375,475
  1/1/2004 to 12/31/2004...................................    1.780927        2.151900          589,905
  1/1/2005 to 12/31/2005...................................    2.151900        2.372814          885,931
  1/1/2006 to 12/31/2006...................................    2.372814        2.599333          957,732
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005...............................    7.914246        8.587712            2,657
  1/1/2006 to 12/31/2006...................................    8.587712        9.104520           13,369
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004...............................   12.661659       14.595923            1,409
  1/1/2005 to 12/31/2005...................................   14.595923       16.676933           12,488
  1/1/2006 to 12/31/2006...................................   16.676933       19.115723           26,274

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006...............................   10.962500       11.062311            1,317
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001................................    1.007189        1.052798          385,965
  1/1/2002 to 12/31/2002...................................    1.052798        1.133503        2,638,927
  1/1/2003 to 12/31/2003...................................    1.133503        1.164719        4,369,658
  1/1/2004 to 12/31/2004...................................    1.164719        1.204478        5,126,077
  1/1/2005 to 12/31/2005...................................    1.204478        1.213264        5,707,109
  1/1/2006 to 12/31/2006...................................    1.213264        1.249248        5,265,586
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001................................    0.757599        0.608856          236,284
  1/1/2002 to 12/31/2002...................................    0.608856        0.295504          625,233
  1/1/2003 to 12/31/2003...................................    0.295504        0.458700        1,054,382
  1/1/2004 to 12/31/2004...................................    0.458700        0.432367        1,010,293
  1/1/2005 to 12/31/2005...................................    0.432367        0.472869          728,402
  1/1/2006 to 12/31/2006...................................    0.472869        0.490754          751,258
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.214991        1.180793           41,596
  1/1/2002 to 12/31/2002...................................    1.180793        0.923380          296,688
  1/1/2003 to 12/31/2003...................................    0.923380        1.325456          811,431
  1/1/2004 to 12/31/2004...................................    1.325456        1.532894        1,053,344
  1/1/2005 to 12/31/2005...................................    1.532894        1.575077        1,141,584
  1/1/2006 to 12/31/2006...................................    1.575077        1.824484        1,150,995
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004...............................    1.527541        1.562924          208,245
  1/1/2005 to 12/31/2005...................................    1.562924        1.561134          587,526
  1/1/2006 to 12/31/2006...................................    1.561134        1.598163          831,499
Western Asset Management U.S. Government Sub-Account (Class
  E)(9)(10)
  07/02/2001* to 12/31/2001................................    1.424919        1.467007          381,965
  1/1/2002 to 12/31/2002...................................    1.467007        1.555340        1,252,719
  1/1/2003 to 12/31/2003...................................    1.555340        1.555910        1,725,027
  1/1/2004 to 12/31/2004...................................    1.555910        1.575680        1,601,190
  1/1/2005 to 12/31/2005...................................    1.575680        1.576803        1,459,605
  1/1/2006 to 12/31/2006...................................    1.576803        1.615138        1,156,287
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.848098        1.957932          154,913
  1/1/2005 to 12/31/2005...................................    1.957932        1.978274          452,037
  1/1/2006 to 12/31/2006...................................    1.978274        2.042940          685,469
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.542500        1.577405          191,781
  1/1/2002 to 12/31/2002...................................    1.577405        1.699410          532,430
  1/1/2003 to 12/31/2003...................................    1.699410        1.883316        1,201,121
  1/1/2004 to 12/31/2004...................................    1.883316        1.975363        1,377,461
  1/1/2005 to 12/31/2005...................................    1.975363        1.998034        1,218,517
  1/1/2006 to 12/31/2006...................................    1.998034        2.063928        1,227,596
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...............................    1.110588        1.202656          122,399
  1/1/2005 to 12/31/2005...................................    1.202656        1.259769          390,181
  1/1/2006 to 12/31/2006...................................    1.259769        1.400941          445,110

                                                                     1.50% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001................................    0.930595        0.822988           35,676
  1/1/2002 to 12/31/2002...................................    0.822988        0.453700          216,411
  1/1/2003 to 12/31/2003...................................    0.453700        0.610707          903,798
  1/1/2004 to 12/31/2004...................................    0.610707        0.708818        1,758,734
  1/1/2005 to 12/31/2005...................................    0.708818        0.800433        1,902,184
  1/1/2006 to 12/31/2006...................................    0.800433        0.837155        2,333,048
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...............................    1.229301        1.309708           17,031
  1/1/2005 to 12/31/2005...................................    1.309708        1.428520           71,287
  1/1/2006 to 12/31/2006...................................    1.428520        1.458370          124,002
                                                                     1.75% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006...............................   14.365473       15.044153           29,868
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001................................    1.451655        1.337649          101,630
  1/1/2002 to 12/31/2002...................................    1.337649        1.063984          495,579
  1/1/2003 to 12/31/2003...................................    1.063984        1.605210          756,241
  1/1/2004 to 12/31/2004...................................    1.605210        1.906657        1,228,886
  1/1/2005 to 12/31/2005...................................    1.906657        2.348696        1,558,812
  1/1/2006 to 12/31/2006...................................    2.348696        2.863241        1,686,405
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001................................   12.217535       10.785149           87,006
  1/1/2002 to 12/31/2002...................................   10.785149        8.006151          303,680
  1/1/2003 to 12/31/2003...................................    8.006151       10.763174          527,329
  1/1/2004 to 12/31/2004...................................   10.763174       11.897655          656,687
  1/1/2005 to 12/31/2005...................................   11.897655       13.584985          722,468
  1/1/2006 to 12/31/2006...................................   13.584985       14.713987          748,164
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001................................    8.279336        8.021955           93,671
  1/1/2002 to 12/31/2002...................................    8.021955        6.436681          361,204
  1/1/2003 to 12/31/2003...................................    6.436681        8.376130          567,631
  1/1/2004 to 12/31/2004...................................    8.376130        9.084320          828,577
  1/1/2005 to 12/31/2005...................................    9.084320        9.447825          853,967
  1/1/2006 to 12/31/2006...................................    9.447825       10.695891          820,646

------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004...............................   32.508364       35.994014             6,226
  1/1/2005 to 12/31/2005...................................   35.994014       39.119897            11,985
  1/1/2006 to 12/31/2006...................................   39.119897       40.990647            25,657
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001................................    3.661310        3.789816           381,067
  1/1/2002 to 12/31/2002...................................    3.789816        4.034315         1,414,185
  1/1/2003 to 12/31/2003...................................    4.034315        4.191937         2,401,613
  1/1/2004 to 12/31/2004...................................    4.191937        4.297336         3,094,533
  1/1/2005 to 12/31/2005...................................    4.297336        4.320432         4,312,982
  1/1/2006 to 12/31/2006...................................    4.320432        4.427948         3,954,970
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004...............................   34.093929       36.736393             7,701
  1/1/2005 to 12/31/2005...................................   36.736393       37.174095            23,463
  1/1/2006 to 12/31/2006...................................   37.174095       40.334109            35,511
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001................................    6.828543        6.230847            76,773
  1/1/2002 to 12/31/2002...................................    6.230847        4.520215           187,509
  1/1/2003 to 12/31/2003...................................    4.520215        5.778902           322,231
  1/1/2004 to 12/31/2004...................................    5.778902        6.289633           386,337
  1/1/2005 to 12/31/2005...................................    6.289633        6.395385           418,886
  1/1/2006 to 12/31/2006...................................    6.395385        7.164865           335,997
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.064844        1.173163           476,148
  1/1/2005 to 12/31/2005...................................    1.173163        1.218756         1,280,389
  1/1/2006 to 12/31/2006...................................    1.218756        1.428907         1,672,674
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002...............................    1.000000        0.791346           539,213
  1/1/2003 to 12/31/2003...................................    0.791346        1.054567         1,364,519
  1/1/2004 to 12/31/2004...................................    1.054567        1.176032         2,292,827
  1/1/2005 to 12/31/2005...................................    1.176032        1.223282         2,034,555
  1/1/2006 to 12/31/2006...................................    1.223282        1.435118         1,779,644
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.275739        2.490322           153,254
  1/1/2005 to 12/31/2005...................................    2.490322        2.616426           397,216
  1/1/2006 to 12/31/2006...................................    2.616426        2.675056           426,097
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.949416        2.691262           456,780
  1/1/2002 to 12/31/2002...................................    2.691262        1.768199         1,436,860
  1/1/2003 to 12/31/2003...................................    1.768199        2.347597         2,586,749
  1/1/2004 to 12/31/2004...................................    2.347597        2.509078         2,976,657
  1/1/2005 to 12/31/2005...................................    2.509078        2.638548         2,404,338
  1/1/2006 to 12/31/2006...................................    2.638548        2.700590         1,993,676

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001................................    2.137897        2.147717         2,305,462
  1/1/2002 to 12/31/2002...................................    2.147717        2.138245         6,180,906
  1/1/2003 to 12/31/2003...................................    2.138245        2.115984         6,920,157
  1/1/2004 to 12/31/2004...................................    2.115984        2.097591         5,191,065
  1/1/2005 to 12/31/2005...................................    2.097591        2.118816         5,282,218
  1/1/2006 to 12/31/2006...................................    2.118816        2.180179         5,425,763
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.598838        1.796361         1,043,521
  1/1/2005 to 12/31/2005...................................    1.796361        1.837051         2,256,655
  1/1/2006 to 12/31/2006...................................    1.837051        2.105247         2,527,452
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.425916        1.393850           871,034
  1/1/2002 to 12/31/2002...................................    1.393850        1.076984         4,781,568
  1/1/2003 to 12/31/2003...................................    1.076984        1.588924         7,338,569
  1/1/2004 to 12/31/2004...................................    1.588924        1.800791         8,947,533
  1/1/2005 to 12/31/2005...................................    1.800791        1.842407         7,920,987
  1/1/2006 to 12/31/2006...................................    1.842407        2.114995         6,411,488
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006...............................   10.501212       11.133180            14,462
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006...............................   10.691865       11.387352            13,471
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.803289        3.013083         1,062,708
  1/1/2005 to 12/31/2005...................................    3.013083        3.261804         3,318,167
  1/1/2006 to 12/31/2006...................................    3.261804        3.669884         4,992,316
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.750849        2.607269           953,766
  1/1/2002 to 12/31/2002...................................    2.607269        2.141196         3,273,900
  1/1/2003 to 12/31/2003...................................    2.141196        2.754899         5,717,905
  1/1/2004 to 12/31/2004...................................    2.754899        3.040225         7,252,181
  1/1/2005 to 12/31/2005...................................    3.040225        3.295384         6,897,171
  1/1/2006 to 12/31/2006...................................    3.295384        3.710426         6,463,719
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.151608        1.313784           400,031
  1/1/2005 to 12/31/2005...................................    1.313784        1.520383         1,378,385
  1/1/2006 to 12/31/2006...................................    1.520383        1.739128         2,615,140
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.229365        1.122021           407,797
  1/1/2002 to 12/31/2002...................................    1.122021        0.909605         2,317,297
  1/1/2003 to 12/31/2003...................................    0.909605        1.144894         4,436,861
  1/1/2004 to 12/31/2004...................................    1.144894        1.329646         4,016,807
  1/1/2005 to 12/31/2005...................................    1.329646        1.541538         3,696,610
  1/1/2006 to 12/31/2006...................................    1.541538        1.763823         3,279,248
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006...............................   16.763654       16.936242             2,256
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002...............................    1.000000        0.809277           108,375
  1/1/2003 to 12/31/2003...................................    0.809277        1.131649           706,917
  1/1/2004 to 4/30/2004....................................    1.131649        1.120668         1,045,702

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001................................    1.862721        1.533749           284,648
  1/1/2002 to 12/31/2002...................................    1.533749        1.069029           723,043
  1/1/2003 to 12/31/2003...................................    1.069029        1.412678           979,246
  1/1/2004 to 12/31/2004...................................    1.412678        1.624128         2,036,124
  1/1/2005 to 12/31/2005...................................    1.624128        1.704926         2,051,188
  1/1/2006 to 12/31/2006...................................    1.704926        1.871877         2,008,067
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.251096        2.535820            67,352
  1/1/2005 to 12/31/2005...................................    2.535820        2.756018           272,475
  1/1/2006 to 12/31/2006...................................    2.756018        3.028663           352,558
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.556973        2.319096            83,093
  1/1/2002 to 12/31/2002...................................    2.319096        1.835790           279,173
  1/1/2003 to 12/31/2003...................................    1.835790        2.289801           347,415
  1/1/2004 to 12/31/2004...................................    2.289801        2.558969           449,648
  1/1/2005 to 12/31/2005...................................    2.558969        2.783606           454,362
  1/1/2006 to 12/31/2006...................................    2.783606        3.061937           528,401
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001................................    0.953398        0.878544           201,706
  1/1/2002 to 12/31/2002...................................    0.878544        0.622137         1,587,342
  1/1/2003 to 12/31/2003...................................    0.622137        0.885371         2,760,571
  1/1/2004 to 12/31/2004...................................    0.885371        0.968406         3,158,601
  1/1/2005 to 12/31/2005...................................    0.968406        0.994928         3,827,136
  1/1/2006 to 12/31/2006...................................    0.994928        1.074352         3,681,568
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.946613        3.193249           711,120
  1/1/2005 to 12/31/2005...................................    3.193249        3.447788         1,764,541
  1/1/2006 to 12/31/2006...................................    3.447788        3.806276         2,128,666
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.467618        2.582768           893,806
  1/1/2002 to 12/31/2002...................................    2.582768        2.313366         3,917,017
  1/1/2003 to 12/31/2003...................................    2.313366        3.015461         6,143,596
  1/1/2004 to 12/31/2004...................................    3.015461        3.257444         7,256,083
  1/1/2005 to 12/31/2005...................................    3.257444        3.520483         6,885,431
  1/1/2006 to 12/31/2006...................................    3.520483        3.890429         5,968,778
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003...............................    0.872394        1.170223           628,467
  1/1/2004 to 12/31/2004...................................    1.170223        1.387961         2,665,170
  1/1/2005 to 12/31/2005...................................    1.387961        1.560464         4,478,652
  1/1/2006 to 12/31/2006...................................    1.560464        1.978812         6,010,303
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002...............................    1.058428        0.881613           173,778
  1/1/2003 to 12/31/2003...................................    0.881613        1.172603           631,384
  1/1/2004 to 12/31/2004...................................    1.172603        1.392678           985,471
  1/1/2005 to 12/31/2005...................................    1.392678        1.566275         1,211,368
  1/1/2006 to 12/31/2006...................................    1.566275        1.988285         1,441,994
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.200207        1.293472         1,134,902
  1/1/2005 to 12/31/2005...................................    1.293472        1.251989         2,418,878
  1/1/2006 to 12/31/2006...................................    1.251989        1.451966         2,931,446

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002...............................    1.175834        0.963139           942,490
  1/1/2003 to 12/31/2003...................................    0.963139        1.188042         3,607,506
  1/1/2004 to 12/31/2004...................................    1.188042        1.301140         4,302,227
  1/1/2005 to 12/31/2005...................................    1.301140        1.260792         4,164,787
  1/1/2006 to 12/31/2006...................................    1.260792        1.463351         3,581,343
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005...............................    0.402856        0.483272           168,238
  1/1/2006 to 12/31/2006...................................    0.483272        0.487625           556,762
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004...............................    0.419194        0.437040            24,491
  1/1/2005 to 4/30/2005....................................    0.437040        0.398036                 0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005...............................    0.403125        0.484295         1,724,232
  1/1/2006 to 12/31/2006...................................    0.484295        0.489014         1,722,112
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001................................    0.573137        0.490691           475,290
  1/1/2002 to 12/31/2002...................................    0.490691        0.342997         1,530,060
  1/1/2003 to 12/31/2003...................................    0.342997        0.424301         2,398,264
  1/1/2004 to 12/31/2004...................................    0.424301        0.437034         2,207,783
  1/1/2005 to 4/30/2005....................................    0.437034        0.401990                 0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002...............................    1.138424        0.964221           123,638
  1/1/2003 to 12/31/2003...................................    0.964221        1.197301         1,188,968
  1/1/2004 to 12/31/2004...................................    1.197301        1.347941         1,661,340
  1/1/2005 to 12/31/2005...................................    1.347941        1.433513         1,992,146
  1/1/2006 to 12/31/2006...................................    1.433513        1.617859         1,797,472
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001................................    0.951406        0.773651           170,013
  1/1/2002 to 12/31/2002...................................    0.773651        0.526708         1,057,349
  1/1/2003 to 12/31/2003...................................    0.526708        0.673354         1,888,348
  1/1/2004 to 12/31/2004...................................    0.673354        0.718569         2,666,632
  1/1/2005 to 12/31/2005...................................    0.718569        0.803205         2,569,232
  1/1/2006 to 12/31/2006...................................    0.803205        0.776748         2,452,280
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006...............................    9.224239        9.876039            34,099
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004...............................    7.613656        8.428836             7,934
  1/1/2005 to 12/31/2005...................................    8.428836        8.867953            12,380
  1/1/2006 to 4/30/2006....................................    8.867953        9.262258            15,310
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001................................    0.890911        0.825099           151,361
  1/1/2002 to 12/31/2002...................................    0.825099        0.647644           602,750
  1/1/2003 to 12/31/2003...................................    0.647644        0.774407           911,633
  1/1/2004 to 12/31/2004...................................    0.774407        0.848030         2,183,123
  1/1/2005 to 12/31/2005...................................    0.848030        0.893979         1,612,542
  1/1/2006 to 4/30/2006....................................    0.893979        0.934033                 0

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001................................    0.971947        0.871376           147,273
  1/1/2002 to 12/31/2002...................................    0.871376        0.649967           452,260
  1/1/2003 to 12/31/2003...................................    0.649967        0.792636           764,619
  1/1/2004 to 4/30/2004....................................    0.792636        0.806454           938,157
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.091369        1.121676           576,433
  1/1/2002 to 12/31/2002...................................    1.121676        1.213610         2,200,010
  1/1/2003 to 12/31/2003...................................    1.213610        1.234725         5,129,426
  1/1/2004 to 12/31/2004...................................    1.234725        1.261783         5,784,518
  1/1/2005 to 12/31/2005...................................    1.261783        1.264818         6,912,122
  1/1/2006 to 12/31/2006...................................    1.264818        1.292260         6,991,520
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.295429        2.597547           183,662
  1/1/2005 to 12/31/2005...................................    2.597547        2.727115           505,031
  1/1/2006 to 12/31/2006...................................    2.727115        3.123967           957,556
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.340698        2.212721           302,661
  1/1/2002 to 12/31/2002...................................    2.212721        1.706287           815,619
  1/1/2003 to 12/31/2003...................................    1.706287        2.288457         1,349,652
  1/1/2004 to 12/31/2004...................................    2.288457        2.617001         1,804,117
  1/1/2005 to 12/31/2005...................................    2.617001        2.749980         1,741,936
  1/1/2006 to 12/31/2006...................................    2.749980        3.153181         1,606,420
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001................................    1.349148        1.355376           163,651
  1/1/2002 to 12/31/2002...................................    1.355376        1.326209         1,072,346
  1/1/2003 to 12/31/2003...................................    1.326209        1.555220         3,140,944
  1/1/2004 to 12/31/2004...................................    1.555220        1.655460         4,755,082
  1/1/2005 to 12/31/2005...................................    1.655460        1.653585         5,998,505
  1/1/2006 to 12/31/2006...................................    1.653585        1.776280         6,366,804
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002...............................    1.120932        0.845217           218,214
  1/1/2003 to 12/31/2003...................................    0.845217        1.155091           812,272
  1/1/2004 to 12/31/2004...................................    1.155091        1.209826         1,198,175
  1/1/2005 to 12/31/2005...................................    1.209826        1.289097         1,244,197
  1/1/2006 to 12/31/2006...................................    1.289097        1.448622         1,132,529
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998685       11.135628            77,705
  1/1/2006 to 12/31/2006...................................   11.135628       12.675464           117,272
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998685       10.285922            19,228
  1/1/2006 to 12/31/2006...................................   10.285922       10.820674           157,160
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998685       10.503558           239,186
  1/1/2006 to 12/31/2006...................................   10.503558       11.311294         1,100,116

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.048883        1.026763           368,177
  1/1/2002 to 12/31/2002...................................    1.026763        0.857786         1,293,872
  1/1/2003 to 12/31/2003...................................    0.857786        1.135837         2,419,733
  1/1/2004 to 12/31/2004...................................    1.135837        1.293477         3,074,816
  1/1/2005 to 12/31/2005...................................    1.293477        1.426031         3,625,618
  1/1/2006 to 12/31/2006...................................    1.426031        1.541357         3,779,819
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998685       10.734050           310,272
  1/1/2006 to 12/31/2006...................................   10.734050       11.814835         1,557,506
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998685       10.959606           219,068
  1/1/2006 to 12/31/2006...................................   10.959606       12.319482         2,977,663
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001................................    3.702470        3.426568           432,859
  1/1/2002 to 12/31/2002...................................    3.426568        2.612839         1,640,905
  1/1/2003 to 12/31/2003...................................    2.612839        3.288101         2,647,636
  1/1/2004 to 12/31/2004...................................    3.288101        3.568380         3,377,289
  1/1/2005 to 12/31/2005...................................    3.568380        3.665570         3,609,951
  1/1/2006 to 12/31/2006...................................    3.665570        4.155390         3,219,809
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001................................    0.925891        0.846337           279,255
  1/1/2002 to 12/31/2002...................................    0.846337        0.734602         1,226,544
  1/1/2003 to 12/31/2003...................................    0.734602        0.954602         2,308,091
  1/1/2004 to 12/31/2004...................................    0.954602        1.123160         2,946,010
  1/1/2005 to 12/31/2005...................................    1.123160        1.286912         3,560,035
  1/1/2006 to 12/31/2006...................................    1.286912        1.602981         3,480,312
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004...............................    3.553516        3.858783           305,548
  1/1/2005 to 12/31/2005...................................    3.858783        3.905970         1,846,742
  1/1/2006 to 12/31/2006...................................    3.905970        4.302877         2,060,698
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001................................    1.479293        1.451191           175,118
  1/1/2002 to 12/31/2002...................................    1.451191        1.232142           690,524
  1/1/2003 to 12/31/2003...................................    1.232142        1.450638         2,287,605
  1/1/2004 to 4/30/2004....................................    1.450638        1.437026         3,136,968
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001................................    0.939623        0.846163           157,511
  1/1/2002 to 12/31/2002...................................    0.846163        0.693157           814,299
  1/1/2003 to 12/31/2003...................................    0.693157        0.935931         2,876,242
  1/1/2004 to 12/31/2004...................................    0.935931        1.098540         4,218,893
  1/1/2005 to 12/31/2005...................................    1.098540        1.220969         5,297,937
  1/1/2006 to 12/31/2006...................................    1.220969        1.507414         5,670,291
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004...............................    9.998685       12.816450           145,132
  1/1/2005 to 12/31/2005...................................   12.816450       14.289435           541,088
  1/1/2006 to 12/31/2006...................................   14.289435       19.348461         1,239,217
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001................................    1.542704        1.491363           156,452
  1/1/2002 to 12/31/2002...................................    1.491363        1.322184           452,404
  1/1/2003 to 12/31/2003...................................    1.322184        1.771780         1,037,455
  1/1/2004 to 12/31/2004...................................    1.771780        2.138702         2,383,258
  1/1/2005 to 12/31/2005...................................    2.138702        2.355913         3,515,078
  1/1/2006 to 12/31/2006...................................    2.355913        2.578245         4,265,720

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005...............................    7.880913        8.545877            11,867
  1/1/2006 to 12/31/2006...................................    8.545877        9.051134            46,263
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004...............................   12.571165       14.481999             8,242
  1/1/2005 to 12/31/2005...................................   14.481999       16.530281            59,458
  1/1/2006 to 12/31/2006...................................   16.530281       18.928740           134,967
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006...............................   10.929626       11.021826            10,530
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001................................    1.006803        1.051871         1,449,917
  1/1/2002 to 12/31/2002...................................    1.051871        1.131377         8,141,626
  1/1/2003 to 12/31/2003...................................    1.131377        1.161370        15,892,589
  1/1/2004 to 12/31/2004...................................    1.161370        1.199811        21,116,440
  1/1/2005 to 12/31/2005...................................    1.199811        1.207358        25,610,428
  1/1/2006 to 12/31/2006...................................    1.207358        1.241927        25,432,647
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001................................    0.757307        0.608312           515,626
  1/1/2002 to 12/31/2002...................................    0.608312        0.294945         1,178,635
  1/1/2003 to 12/31/2003...................................    0.294945        0.457377         1,954,576
  1/1/2004 to 12/31/2004...................................    0.457377        0.430688         3,286,452
  1/1/2005 to 12/31/2005...................................    0.430688        0.470564         3,105,243
  1/1/2006 to 12/31/2006...................................    0.470564        0.487874         2,959,705
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.211779        1.177077           303,150
  1/1/2002 to 12/31/2002...................................    1.177077        0.919554           973,414
  1/1/2003 to 12/31/2003...................................    0.919554        1.318657         3,524,728
  1/1/2004 to 12/31/2004...................................    1.318657        1.523502         5,372,504
  1/1/2005 to 12/31/2005...................................    1.523502        1.563867         5,149,835
  1/1/2006 to 12/31/2006...................................    1.563867        1.809693         5,259,626
Western Asset Management U.S. Government Sub-Account (Class
  B)(8)(10)
  05/01/2004** to 12/31/2004...............................    1.513080        1.547102         1,287,290
  1/1/2005 to 12/31/2005...................................    1.547102        1.543790         3,528,990
  1/1/2006 to 12/31/2006...................................    1.543790        1.578832         4,273,029
Western Asset Management U.S. Government Sub-Account (Class
  E)(9)(10)
  07/02/2001* to 12/31/2001................................    1.415442        1.456523           713,433
  1/1/2002 to 12/31/2002...................................    1.456523        1.542685         3,752,159
  1/1/2003 to 12/31/2003...................................    1.542685        1.541705         6,457,226
  1/1/2004 to 12/31/2004...................................    1.541705        1.559729         7,595,926
  1/1/2005 to 12/31/2005...................................    1.559729        1.559285         6,706,346
  1/1/2006 to 12/31/2006...................................    1.559285        1.595602         5,087,809
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.830604        1.938113           839,207
  1/1/2005 to 12/31/2005...................................    1.938113        1.956297         2,018,155
  1/1/2006 to 12/31/2006...................................    1.956297        2.018231         2,855,448

                                                                     1.60% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.532241        1.566132           299,653
  1/1/2002 to 12/31/2002...................................    1.566132        1.685586         1,305,077
  1/1/2003 to 12/31/2003...................................    1.685586        1.866126         3,416,991
  1/1/2004 to 12/31/2004...................................    1.866126        1.955371         4,306,888
  1/1/2005 to 12/31/2005...................................    1.955371        1.975842         4,349,715
  1/1/2006 to 12/31/2006...................................    1.975842        2.038970         3,640,423
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...............................    1.104511        1.195282           416,770
  1/1/2005 to 12/31/2005...................................    1.195282        1.250798         1,478,570
  1/1/2006 to 12/31/2006...................................    1.250798        1.389577         2,323,481
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001................................    0.930236        0.822261           224,552
  1/1/2002 to 12/31/2002...................................    0.822261        0.452842         1,291,525
  1/1/2003 to 12/31/2003...................................    0.452842        0.608944         3,685,243
  1/1/2004 to 12/31/2004...................................    0.608944        0.706063         5,450,409
  1/1/2005 to 12/31/2005...................................    0.706063        0.796528         6,667,529
  1/1/2006 to 12/31/2006...................................    0.796528        0.832239         7,066,576
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...............................    1.220510        1.299480            94,897
  1/1/2005 to 12/31/2005...................................    1.299480        1.415952           426,376
  1/1/2006 to 12/31/2006...................................    1.415952        1.444098           674,484

                                                                     1.85% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006...............................   14.236650       14.899363            55,288
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001................................    1.447052        1.332743           225,130
  1/1/2002 to 12/31/2002...................................    1.332743        1.059029         1,200,298
  1/1/2003 to 12/31/2003...................................    1.059029        1.596150         2,241,466
  1/1/2004 to 12/31/2004...................................    1.596150        1.893997         3,715,173
  1/1/2005 to 12/31/2005...................................    1.893997        2.330777         5,836,851
  1/1/2006 to 12/31/2006...................................    2.330777        2.838565         7,053,033
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001................................   12.006710       10.593744           282,325
  1/1/2002 to 12/31/2002...................................   10.593744        7.856189         1,029,766
  1/1/2003 to 12/31/2003...................................    7.856189       10.551031         1,784,167
  1/1/2004 to 12/31/2004...................................   10.551031       11.651464         2,669,570
  1/1/2005 to 12/31/2005...................................   11.651464       13.290627         3,172,919
  1/1/2006 to 12/31/2006...................................   13.290627       14.380816         3,472,367
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001................................    8.136490        7.879612           382,342
  1/1/2002 to 12/31/2002...................................    7.879612        6.316148         1,187,975
  1/1/2003 to 12/31/2003...................................    6.316148        8.211075         2,126,588
  1/1/2004 to 12/31/2004...................................    8.211075        8.896386         3,264,110
  1/1/2005 to 12/31/2005...................................    8.896386        9.243150         3,784,285
  1/1/2006 to 12/31/2006...................................    9.243150       10.453750         3,958,100

---------------
  * Date on which the Contract first became available.

 ** Date on which the Subaccount first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the

     MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

 (10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

 (11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

 (12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

 (13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

 (14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004...............................   32.249115       35.695137               334
  1/1/2005 to 12/31/2005...................................   35.695137       38.775745               333
  1/1/2006 to 12/31/2006...................................   38.775745       40.609788                 0
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001................................    3.628784        3.755214            13,595
  1/1/2002 to 12/31/2002...................................    3.755214        3.995483            83,676
  1/1/2003 to 12/31/2003...................................    3.995483        4.149513            99,269
  1/1/2004 to 12/31/2004...................................    4.149513        4.251714            91,088
  1/1/2005 to 12/31/2005...................................    4.251714        4.272436            90,045
  1/1/2006 to 12/31/2006...................................    4.272436        4.376576            87,532
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004...............................   33.791552       36.398522                 0
  1/1/2005 to 12/31/2005...................................   36.398522       36.813852                 0
  1/1/2006 to 12/31/2006...................................   36.813852       39.923348                 0
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001................................    6.767301        6.173430                 0
  1/1/2002 to 12/31/2002...................................    6.173430        4.476319                15
  1/1/2003 to 12/31/2003...................................    4.476319        5.719929             6,180
  1/1/2004 to 12/31/2004...................................    5.719929        6.222331             6,903
  1/1/2005 to 12/31/2005...................................    6.222331        6.323801             6,699
  1/1/2006 to 12/31/2006...................................    6.323801        7.081139             7,033
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.063776        1.171597                 0
  1/1/2005 to 12/31/2005...................................    1.171597        1.216523                 0
  1/1/2006 to 12/31/2006...................................    1.216523        1.425578                 0
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002...............................    1.000000        0.791084             8,561
  1/1/2003 to 12/31/2003...................................    0.791084        1.053691            11,505
  1/1/2004 to 12/31/2004...................................    1.053691        1.174467            11,180
  1/1/2005 to 12/31/2005...................................    1.174467        1.221046            11,217
  1/1/2006 to 12/31/2006...................................    1.221046        1.431781            11,010
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.264940        2.477683                 0
  1/1/2005 to 12/31/2005...................................    2.477683        2.601850                 0
  1/1/2006 to 12/31/2006...................................    2.601850        2.658827                 0
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.939600        2.681634             2,305
  1/1/2002 to 12/31/2002...................................    2.681634        1.760990            91,276
  1/1/2003 to 12/31/2003...................................    1.760990        2.336855            38,361
  1/1/2004 to 12/31/2004...................................    2.336855        2.496346            30,455
  1/1/2005 to 12/31/2005...................................    2.496346        2.623852            27,044
  1/1/2006 to 12/31/2006...................................    2.623852        2.684210            18,930

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001................................    2.118904        2.128111            29,771
  1/1/2002 to 12/31/2002...................................    2.128111        2.117657            41,021
  1/1/2003 to 12/31/2003...................................    2.117657        2.094564            60,617
  1/1/2004 to 12/31/2004...................................    2.094564        2.075317            86,001
  1/1/2005 to 12/31/2005...................................    2.075317        2.095273            64,205
  1/1/2006 to 12/31/2006...................................    2.095273        2.154879           224,151
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.595779        1.792329                 0
  1/1/2005 to 12/31/2005...................................    1.792329        1.832015                 0
  1/1/2006 to 12/31/2006...................................    1.832015        2.098430                 0
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.425210        1.392813            12,728
  1/1/2002 to 12/31/2002...................................    1.392813        1.075639           182,103
  1/1/2003 to 12/31/2003...................................    1.075639        1.586156           285,879
  1/1/2004 to 12/31/2004...................................    1.586156        1.796754           245,211
  1/1/2005 to 12/31/2005...................................    1.796754        1.837361           234,820
  1/1/2006 to 12/31/2006...................................    1.837361        2.108152           177,780
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006...............................   10.498151       11.126248                 0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006...............................   10.688748       11.380262                 0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.789991        2.997796                 0
  1/1/2005 to 12/31/2005...................................    2.997796        3.243638                 0
  1/1/2006 to 12/31/2006...................................    3.243638        3.647627                 0
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.741696        2.597952            89,277
  1/1/2002 to 12/31/2002...................................    2.597952        2.132474           282,543
  1/1/2003 to 12/31/2003...................................    2.132474        2.742299           277,538
  1/1/2004 to 12/31/2004...................................    2.742299        3.024805           253,666
  1/1/2005 to 12/31/2005...................................    3.024805        3.277038           254,770
  1/1/2006 to 12/31/2006...................................    3.277038        3.687931           210,159
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.144135        1.304826                 0
  1/1/2005 to 12/31/2005...................................    1.304826        1.509264                 0
  1/1/2006 to 12/31/2006...................................    1.509264        1.725549                 0
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.223128        1.116046            13,915
  1/1/2002 to 12/31/2002...................................    1.116046        0.904300            27,576
  1/1/2003 to 12/31/2003...................................    0.904300        1.137651            39,188
  1/1/2004 to 12/31/2004...................................    1.137651        1.320573            21,590
  1/1/2005 to 12/31/2005...................................    1.320573        1.530257            21,539
  1/1/2006 to 12/31/2006...................................    1.530257        1.750042            14,906
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006...............................   16.682816       16.848987                 0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002...............................    1.000000        0.809007               100
  1/1/2003 to 12/31/2003...................................    0.809007        1.130701            14,525
  1/1/2004 to 4/30/2004....................................    1.130701        1.119545            19,127

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001................................    1.858690        1.530039             1,405
  1/1/2002 to 12/31/2002...................................    1.530039        1.065914             7,970
  1/1/2003 to 12/31/2003...................................    1.065914        1.407866            23,468
  1/1/2004 to 12/31/2004...................................    1.407866        1.617785            35,940
  1/1/2005 to 12/31/2005...................................    1.617785        1.697422            35,780
  1/1/2006 to 12/31/2006...................................    1.697422        1.862710            35,608
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.238729        2.521054                 0
  1/1/2005 to 12/31/2005...................................    2.521054        2.738604                 0
  1/1/2006 to 12/31/2006...................................    2.738604        3.008026                 0
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.546551        2.309067                 0
  1/1/2002 to 12/31/2002...................................    2.309067        1.826935            13,684
  1/1/2003 to 12/31/2003...................................    1.826935        2.277627            16,201
  1/1/2004 to 12/31/2004...................................    2.277627        2.544088             6,779
  1/1/2005 to 12/31/2005...................................    2.544088        2.766041             6,779
  1/1/2006 to 12/31/2006...................................    2.766041        3.041100             6,779
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001................................    0.953317        0.878248             3,957
  1/1/2002 to 12/31/2002...................................    0.878248        0.621612            15,577
  1/1/2003 to 12/31/2003...................................    0.621612        0.884177            40,247
  1/1/2004 to 12/31/2004...................................    0.884177        0.966616            27,867
  1/1/2005 to 12/31/2005...................................    0.966616        0.992595            26,511
  1/1/2006 to 12/31/2006...................................    0.992595        1.071298            28,345
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.930429        3.174657                 0
  1/1/2005 to 12/31/2005...................................    3.174657        3.426006                 0
  1/1/2006 to 12/31/2006...................................    3.426006        3.780344                 0
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.457558        2.571594            31,498
  1/1/2002 to 12/31/2002...................................    2.571594        2.302203           156,026
  1/1/2003 to 12/31/2003...................................    2.302203        2.999406           238,717
  1/1/2004 to 12/31/2004...................................    2.999406        3.238478           184,359
  1/1/2005 to 12/31/2005...................................    3.238478        3.498242           171,841
  1/1/2006 to 12/31/2006...................................    3.498242        3.863925           136,348
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003...............................    0.871714        1.168918                 0
  1/1/2004 to 12/31/2004...................................    1.168918        1.385719                 0
  1/1/2005 to 12/31/2005...................................    1.385719        1.557167                 0
  1/1/2006 to 12/31/2006...................................    1.557167        1.973649                 0
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002...............................    1.058133        0.881075                 0
  1/1/2003 to 12/31/2003...................................    0.881075        1.171300            27,562
  1/1/2004 to 12/31/2004...................................    1.171300        1.390434            76,946
  1/1/2005 to 12/31/2005...................................    1.390434        1.562972            57,282
  1/1/2006 to 12/31/2006...................................    1.562972        1.983105           129,092
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.196920        1.289501                 0
  1/1/2005 to 12/31/2005...................................    1.289501        1.247524                 0
  1/1/2006 to 12/31/2006...................................    1.247524        1.446067                 0

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002...............................    1.173793        0.961149            24,807
  1/1/2003 to 12/31/2003...................................    0.961149        1.185006            48,802
  1/1/2004 to 12/31/2004...................................    1.185006        1.297165            67,648
  1/1/2005 to 12/31/2005...................................    1.297165        1.256314            72,497
  1/1/2006 to 12/31/2006...................................    1.256314        1.457427            63,772
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005...............................    0.401848        0.481903                 0
  1/1/2006 to 12/31/2006...................................    0.481903        0.486001                 0
Jennison Growth Subaccount (Class B)(8)(12)(previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004...............................    0.418353        0.436019                 0
  1/1/2005 to 4/30/2005....................................    0.436019        0.397041                 0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005...............................    0.402140        0.482951           166,201
  1/1/2006 to 12/31/2006...................................    0.482951        0.487414           172,565
Jennison Growth Subaccount (Class E)(9)(12)(previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001................................    0.572801        0.490279                 0
  1/1/2002 to 12/31/2002...................................    0.490279        0.342550            82,209
  1/1/2003 to 12/31/2003...................................    0.342550        0.423547           163,890
  1/1/2004 to 12/31/2004...................................    0.423547        0.436039           176,456
  1/1/2005 to 4/30/2005....................................    0.436039        0.401009                 0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002...............................    1.138107        0.963637             4,819
  1/1/2003 to 12/31/2003...................................    0.963637        1.195970             9,739
  1/1/2004 to 12/31/2004...................................    1.195970        1.345769            16,267
  1/1/2005 to 12/31/2005...................................    1.345769        1.430490            18,719
  1/1/2006 to 12/31/2006...................................    1.430490        1.613643            12,771
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001................................    0.951325        0.773392                 0
  1/1/2002 to 12/31/2002...................................    0.773392        0.526268            18,358
  1/1/2003 to 12/31/2003...................................    0.526268        0.672453            86,569
  1/1/2004 to 12/31/2004...................................    0.672453        0.717248            92,804
  1/1/2005 to 12/31/2005...................................    0.717248        0.801329            90,456
  1/1/2006 to 12/31/2006...................................    0.801329        0.774548            86,454
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006...............................    9.191963        9.838223                 0
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004...............................    7.594584        8.404935                 0
  1/1/2005 to 12/31/2005...................................    8.404935        8.838400                 0
  1/1/2006 to 4/30/2006....................................    8.838400        9.229899                 0
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001................................    0.889943        0.823998            57,606
  1/1/2002 to 12/31/2002...................................    0.823998        0.646450            78,777
  1/1/2003 to 12/31/2003...................................    0.646450        0.772590            90,032
  1/1/2004 to 12/31/2004...................................    0.772590        0.845617           143,035
  1/1/2005 to 12/31/2005...................................    0.845617        0.890991           144,960
  1/1/2006 to 4/30/2006....................................    0.890991        0.930761                 0

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001................................    0.970890        0.870215                 0
  1/1/2002 to 12/31/2002...................................    0.870215        0.648769               103
  1/1/2003 to 12/31/2003...................................    0.648769        0.790788                 0
  1/1/2004 to 4/30/2004....................................    0.790788        0.804442                 0
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.089927        1.119914             2,467
  1/1/2002 to 12/31/2002...................................    1.119914        1.211090           105,974
  1/1/2003 to 12/31/2003...................................    1.211090        1.231549           110,715
  1/1/2004 to 12/31/2004...................................    1.231549        1.257906            78,199
  1/1/2005 to 12/31/2005...................................    1.257906        1.260304            76,459
  1/1/2006 to 12/31/2006...................................    1.260304        1.287006            74,825
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    2.283966        2.583719                 0
  1/1/2005 to 12/31/2005...................................    2.583719        2.711245                 0
  1/1/2006 to 12/31/2006...................................    2.711245        3.104239                 0
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    2.332325        2.204253                 0
  1/1/2002 to 12/31/2002...................................    2.204253        1.698905            16,519
  1/1/2003 to 12/31/2003...................................    1.698905        2.277426            24,524
  1/1/2004 to 12/31/2004...................................    2.277426        2.603083            40,810
  1/1/2005 to 12/31/2005...................................    2.603083        2.733992            40,614
  1/1/2006 to 12/31/2006...................................    2.733992        3.133287            29,035
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001................................    1.345666        1.351537             7,688
  1/1/2002 to 12/31/2002...................................    1.351537        1.321798            46,992
  1/1/2003 to 12/31/2003...................................    1.321798        1.549270            62,320
  1/1/2004 to 12/31/2004...................................    1.549270        1.648300            34,421
  1/1/2005 to 12/31/2005...................................    1.648300        1.645613            34,090
  1/1/2006 to 12/31/2006...................................    1.645613        1.766835            36,413
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002...............................    1.120619        0.844696             1,607
  1/1/2003 to 12/31/2003...................................    0.844696        1.153810            25,080
  1/1/2004 to 12/31/2004...................................    1.153810        1.207879            28,399
  1/1/2005 to 12/31/2005...................................    1.207879        1.286381            28,295
  1/1/2006 to 12/31/2006...................................    1.286381        1.444849            27,942
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998644       11.131896                 0
  1/1/2006 to 12/31/2006...................................   11.131896       12.664905                 0
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998644       10.282473                 0
  1/1/2006 to 12/31/2006...................................   10.282473       10.811658                 0
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998644       10.500037                 0
  1/1/2006 to 12/31/2006...................................   10.500037       11.301870                 0
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.048363        1.025998             2,149
  1/1/2002 to 12/31/2002...................................    1.025998        0.856725            93,784
  1/1/2003 to 12/31/2003...................................    0.856725        1.133868            95,934
  1/1/2004 to 12/31/2004...................................    1.133868        1.290588           103,332
  1/1/2005 to 12/31/2005...................................    1.290588        1.422138           104,143
  1/1/2006 to 12/31/2006...................................    1.422138        1.536383            94,546

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998644       10.730452                 0
  1/1/2006 to 12/31/2006...................................   10.730452       11.804992                 0
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...............................    9.998644       10.955933            22,845
  1/1/2006 to 12/31/2006...................................   10.955933       12.309219            22,845
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001................................    3.681859        3.406642            16,625
  1/1/2002 to 12/31/2002...................................    3.406642        2.596339           150,802
  1/1/2003 to 12/31/2003...................................    2.596339        3.265700           171,989
  1/1/2004 to 12/31/2004...................................    3.265700        3.542295           139,343
  1/1/2005 to 12/31/2005...................................    3.542295        3.636962            84,907
  1/1/2006 to 12/31/2006...................................    3.636962        4.120905            68,059
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001................................    0.925713        0.845964                 0
  1/1/2002 to 12/31/2002...................................    0.845964        0.733917             9,503
  1/1/2003 to 12/31/2003...................................    0.733917        0.953240            31,304
  1/1/2004 to 12/31/2004...................................    0.953240        1.120997            45,583
  1/1/2005 to 12/31/2005...................................    1.120997        1.283794            46,325
  1/1/2006 to 12/31/2006...................................    1.283794        1.598301            45,107
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004...............................    3.523405        3.824817         1,535,576
  1/1/2005 to 12/31/2005...................................    3.824817        3.869659             5,699
  1/1/2006 to 12/31/2006...................................    3.869659        4.260751             5,502
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001................................    1.474369        1.446003               820
  1/1/2002 to 12/31/2002...................................    1.446003        1.227129            94,937
  1/1/2003 to 12/31/2003...................................    1.227129        1.444011           146,261
  1/1/2004 to 4/30/2004....................................    1.444011        1.430226           146,763
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001................................    0.938381        0.844829                 0
  1/1/2002 to 12/31/2002...................................    0.844829        0.691710            16,339
  1/1/2003 to 12/31/2003...................................    0.691710        0.933511            15,921
  1/1/2004 to 12/31/2004...................................    0.933511        1.095151            15,814
  1/1/2005 to 12/31/2005...................................    1.095151        1.216596            15,805
  1/1/2006 to 12/31/2006...................................    1.216596        1.501268            15,795
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004...............................    9.998644       12.812153             2,126
  1/1/2005 to 12/31/2005...................................   12.812153       14.277527             4,630
  1/1/2006 to 12/31/2006...................................   14.277527       19.322711             2,079
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001................................    1.540666        1.489023                 0
  1/1/2002 to 12/31/2002...................................    1.489023        1.319459            31,442
  1/1/2003 to 12/31/2003...................................    1.319459        1.767245            37,898
  1/1/2004 to 12/31/2004...................................    1.767245        2.132160           112,267
  1/1/2005 to 12/31/2005...................................    2.132160        2.347537            66,055
  1/1/2006 to 12/31/2006...................................    2.347537        2.567799            41,494
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005...............................    7.864311        8.525051                 0
  1/1/2006 to 12/31/2006...................................    8.525051        9.024577                 0
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004...............................   12.526193       14.425411                48
  1/1/2005 to 12/31/2005...................................   14.425411       16.457492             1,055
  1/1/2006 to 12/31/2006...................................   16.457492       18.836003             2,298

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006...............................   10.913238       11.001653                 0
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001................................    1.006610        1.051401           105,424
  1/1/2002 to 12/31/2002...................................    1.051401        1.130316           487,947
  1/1/2003 to 12/31/2003...................................    1.130316        1.159692           689,390
  1/1/2004 to 12/31/2004...................................    1.159692        1.197478           623,300
  1/1/2005 to 12/31/2005...................................    1.197478        1.204410           602,519
  1/1/2006 to 12/31/2006...................................    1.204410        1.238278           576,506
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001................................    0.757161        0.608044                 0
  1/1/2002 to 12/31/2002...................................    0.608044        0.294674               132
  1/1/2003 to 12/31/2003...................................    0.294674        0.456720            54,480
  1/1/2004 to 12/31/2004...................................    0.456720        0.429854            21,837
  1/1/2005 to 12/31/2005...................................    0.429854        0.469418                 0
  1/1/2006 to 12/31/2006...................................    0.469418        0.486444                 0
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001................................    1.210177        1.175227               607
  1/1/2002 to 12/31/2002...................................    1.175227        0.917643           191,944
  1/1/2003 to 12/31/2003...................................    0.917643        1.315268           248,722
  1/1/2004 to 12/31/2004...................................    1.315268        1.518826           176,328
  1/1/2005 to 12/31/2005...................................    1.518826        1.558291           169,296
  1/1/2006 to 12/31/2006...................................    1.558291        1.802342           122,616
Western Asset Management U.S. Government Sub-Account (Class
  B)(8)(10)
  05/01/2004** to 12/31/2004...............................    1.505901        1.539252                 0
  1/1/2005 to 12/31/2005...................................    1.539252        1.535190                 0
  1/1/2006 to 12/31/2006...................................    1.535190        1.569254                 0
Western Asset Management U.S. Government Sub-Account (Class
  E)(9)(10)
  07/02/2001* to 12/31/2001................................    1.410730        1.451306            13,733
  1/1/2002 to 12/31/2002...................................    1.451306        1.536391           181,818
  1/1/2003 to 12/31/2003...................................    1.536391        1.534644           217,461
  1/1/2004 to 12/31/2004...................................    1.534644        1.551808           126,292
  1/1/2005 to 12/31/2005...................................    1.551808        1.550594           124,201
  1/1/2006 to 12/31/2006...................................    1.550594        1.585917           122,798
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...............................    1.821919        1.928279                 0
  1/1/2005 to 12/31/2005...................................    1.928279        1.945400                 0
  1/1/2006 to 12/31/2006...................................    1.945400        2.005988                 0
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001................................    1.527141        1.560528             7,228
  1/1/2002 to 12/31/2002...................................    1.560528        1.678715            88,719
  1/1/2003 to 12/31/2003...................................    1.678715        1.857591           146,249
  1/1/2004 to 12/31/2004...................................    1.857591        1.945452            68,056
  1/1/2005 to 12/31/2005...................................    1.945452        1.964840            60,522
  1/1/2006 to 12/31/2006...................................    1.964840        2.026606            62,667
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...............................    1.101485        1.191612               509
  1/1/2005 to 12/31/2005...................................    1.191612        1.246336               508
  1/1/2006 to 12/31/2006...................................    1.246336        1.383930                 0

                                                                     1.65% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
                                                                                               NUMBER OF
                                                             ACCUMULATION    ACCUMULATION     ACCUMULATION
                                                              UNIT VALUE      UNIT VALUE         UNITS
                                                             AT BEGINNING       AT END       OUTSTANDING AT
                                                              OF PERIOD       OF PERIOD      END OF PERIOD
                                                             ------------    ------------    --------------
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001................................    0.930056        0.821903                 0
  1/1/2002 to 12/31/2002...................................    0.821903        0.452422             3,510
  1/1/2003 to 12/31/2003...................................    0.452422        0.608080            14,309
  1/1/2004 to 12/31/2004...................................    0.608080        0.704709            32,581
  1/1/2005 to 12/31/2005...................................    0.704709        0.794604            32,961
  1/1/2006 to 12/31/2006...................................    0.794604        0.829816            29,435
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...............................    1.216138        1.294395                 0
  1/1/2005 to 12/31/2005...................................    1.294395        1.409709                 0
  1/1/2006 to 12/31/2006...................................    1.409709        1.437014             4,556

                                                                    1.90% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   14.172672       14.827492              176
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001...............................    1.444756        1.330307              535
  1/1/2002 to 12/31/2002..................................    1.330307        1.056569           20,279
  1/1/2003 to 12/31/2003..................................    1.056569        1.591643           54,101
  1/1/2004 to 12/31/2004..................................    1.591643        1.887702           75,489
  1/1/2005 to 12/31/2005..................................    1.887702        2.321874          148,349
  1/1/2006 to 12/31/2006..................................    2.321874        2.826312           67,536
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001...............................   11.902664       10.499323            3,986
  1/1/2002 to 12/31/2002..................................   10.499323        7.782270           45,138
  1/1/2003 to 12/31/2003..................................    7.782270       10.446540           56,743
  1/1/2004 to 12/31/2004..................................   10.446540       11.530293           54,195
  1/1/2005 to 12/31/2005..................................   11.530293       13.145857           45,865
  1/1/2006 to 12/31/2006..................................   13.145857       14.217079           39,487
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001...............................    8.065993        7.809391              117
  1/1/2002 to 12/31/2002..................................    7.809391        6.256713           66,264
  1/1/2003 to 12/31/2003..................................    6.256713        8.129742           81,136
  1/1/2004 to 12/31/2004..................................    8.129742        8.803852           63,638
  1/1/2005 to 12/31/2005..................................    8.803852        9.142449           59,996
  1/1/2006 to 12/31/2006..................................    9.142449       10.334707           56,255

---------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   31.991746       35.398525               0
  1/1/2005 to 12/31/2005..................................   35.398525       38.434373             187
  1/1/2006 to 12/31/2006..................................   38.434373       40.232191              38
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001...............................    3.596523        3.720899         407,618
  1/1/2002 to 12/31/2002..................................    3.720899        3.956996       1,001,017
  1/1/2003 to 12/31/2003..................................    3.956996        4.107492       1,240,121
  1/1/2004 to 12/31/2004..................................    4.107492        4.206548       1,117,236
  1/1/2005 to 12/31/2005..................................    4.206548        4.224943         954,902
  1/1/2006 to 12/31/2006..................................    4.224943        4.325767         802,828
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   33.491638       36.063514             239
  1/1/2005 to 12/31/2005..................................   36.063514       36.456839             274
  1/1/2006 to 12/31/2006..................................   36.456839       39.516474           1,670
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001...............................    6.706564        6.116491          35,574
  1/1/2002 to 12/31/2002..................................    6.116491        4.432809         100,630
  1/1/2003 to 12/31/2003..................................    4.432809        5.661499         119,808
  1/1/2004 to 12/31/2004..................................    5.661499        6.155683         125,671
  1/1/2005 to 12/31/2005..................................    6.155683        6.252947         115,320
  1/1/2006 to 12/31/2006..................................    6.252947        6.998310          98,886
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.062708        1.170033          66,119
  1/1/2005 to 12/31/2005..................................    1.170033        1.214294         119,095
  1/1/2006 to 12/31/2006..................................    1.214294        1.422256         123,001
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002..............................    1.000000        0.790820         121,578
  1/1/2003 to 12/31/2003..................................    0.790820        1.052822         199,452
  1/1/2004 to 12/31/2004..................................    1.052822        1.172910         296,236
  1/1/2005 to 12/31/2005..................................    1.172910        1.218820         284,167
  1/1/2006 to 12/31/2006..................................    1.218820        1.428459         436,332
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.254193        2.465109          24,164
  1/1/2005 to 12/31/2005..................................    2.465109        2.587356          28,810
  1/1/2006 to 12/31/2006..................................    2.587356        2.642696          36,050
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.929810        2.672035         160,718
  1/1/2002 to 12/31/2002..................................    2.672035        1.753804         603,656
  1/1/2003 to 12/31/2003..................................    1.753804        2.326154         761,914
  1/1/2004 to 12/31/2004..................................    2.326154        2.483669         603,561
  1/1/2005 to 12/31/2005..................................    2.483669        2.609226         474,499
  1/1/2006 to 12/31/2006..................................    2.609226        2.667917         351,125
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001...............................    2.100065        2.108662       1,663,887
  1/1/2002 to 12/31/2002..................................    2.108662        2.097260       4,061,865
  1/1/2003 to 12/31/2003..................................    2.097260        2.073347       3,569,418
  1/1/2004 to 12/31/2004..................................    2.073347        2.053265       2,392,304
  1/1/2005 to 12/31/2005..................................    2.053265        2.071975       1,942,858
  1/1/2006 to 12/31/2006..................................    2.071975        2.129857       1,654,762

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.592726        1.788307          50,656
  1/1/2005 to 12/31/2005..................................    1.788307        1.826993         141,124
  1/1/2006 to 12/31/2006..................................    1.826993        2.091634         242,821
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.424505        1.391779         273,428
  1/1/2002 to 12/31/2002..................................    1.391779        1.074305       2,295,466
  1/1/2003 to 12/31/2003..................................    1.074305        1.583394       2,912,649
  1/1/2004 to 12/31/2004..................................    1.583394        1.792726       2,961,741
  1/1/2005 to 12/31/2005..................................    1.792726        1.832328       2,494,706
  1/1/2006 to 12/31/2006..................................    1.832328        2.101329       2,221,721
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.495088       11.119315               0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.685630       11.373171             625
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.776756        2.982586          55,921
  1/1/2005 to 12/31/2005..................................    2.982586        3.225573         176,343
  1/1/2006 to 12/31/2006..................................    3.225573        3.625504         220,820
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.732567        2.588653         362,611
  1/1/2002 to 12/31/2002..................................    2.588653        2.123779       1,875,489
  1/1/2003 to 12/31/2003..................................    2.123779        2.729749       2,439,124
  1/1/2004 to 12/31/2004..................................    2.729749        3.009453       2,460,437
  1/1/2005 to 12/31/2005..................................    3.009453        3.258782       2,290,744
  1/1/2006 to 12/31/2006..................................    3.258782        3.665558       2,055,896
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.136711        1.295929           3,588
  1/1/2005 to 12/31/2005..................................    1.295929        1.498226          39,455
  1/1/2006 to 12/31/2006..................................    1.498226        1.712075          48,111
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.216918        1.110102          82,951
  1/1/2002 to 12/31/2002..................................    1.110102        0.899044         955,576
  1/1/2003 to 12/31/2003..................................    0.899044        1.130477       1,331,970
  1/1/2004 to 12/31/2004..................................    1.130477        1.311588       1,176,505
  1/1/2005 to 12/31/2005..................................    1.311588        1.519088       1,063,002
  1/1/2006 to 12/31/2006..................................    1.519088        1.736403         910,660
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006..............................   16.602310       16.762118               0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.808737          45,544
  1/1/2003 to 12/31/2003..................................    0.808737        1.129771         255,104
  1/1/2004 to 4/30/2004...................................    1.129771        1.118440         309,471
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001...............................    1.854664        1.526338          36,995
  1/1/2002 to 12/31/2002..................................    1.526338        1.062807         109,598
  1/1/2003 to 12/31/2003..................................    1.062807        1.403054         272,854
  1/1/2004 to 12/31/2004..................................    1.403054        1.611447         327,760
  1/1/2005 to 12/31/2005..................................    1.611447        1.689930         270,853
  1/1/2006 to 12/31/2006..................................    1.689930        1.853564         264,675
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.226431        2.506373               0
  1/1/2005 to 12/31/2005..................................    2.506373        2.721300          15,858
  1/1/2006 to 12/31/2006..................................    2.721300        2.987529          14,992

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.536164        2.299078          59,189
  1/1/2002 to 12/31/2002..................................    2.299078        1.818119         141,546
  1/1/2003 to 12/31/2003..................................    1.818119        2.265506         155,473
  1/1/2004 to 12/31/2004..................................    2.265506        2.529282         161,402
  1/1/2005 to 12/31/2005..................................    2.529282        2.748572         156,798
  1/1/2006 to 12/31/2006..................................    2.748572        3.020387         237,001
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001...............................    0.953235        0.877953          55,533
  1/1/2002 to 12/31/2002..................................    0.877953        0.621095         741,502
  1/1/2003 to 12/31/2003..................................    0.621095        0.882999         740,456
  1/1/2004 to 12/31/2004..................................    0.882999        0.964844         773,936
  1/1/2005 to 12/31/2005..................................    0.964844        0.990281         670,881
  1/1/2006 to 12/31/2006..................................    0.990281        1.068268         631,924
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.914334        3.156174          30,148
  1/1/2005 to 12/31/2005..................................    3.156174        3.404362         122,407
  1/1/2006 to 12/31/2006..................................    3.404362        3.754589         182,888
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.447531        2.560471         334,770
  1/1/2002 to 12/31/2002..................................    2.560471        2.291097       2,067,511
  1/1/2003 to 12/31/2003..................................    2.291097        2.983451       2,738,683
  1/1/2004 to 12/31/2004..................................    2.983451        3.219636       2,546,970
  1/1/2005 to 12/31/2005..................................    3.219636        3.476156       2,326,656
  1/1/2006 to 12/31/2006..................................    3.476156        3.837617       1,986,542
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.871034        1.167616         123,103
  1/1/2004 to 12/31/2004..................................    1.167616        1.383482         235,937
  1/1/2005 to 12/31/2005..................................    1.383482        1.553879         394,697
  1/1/2006 to 12/31/2006..................................    1.553879        1.968500         574,031
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.057837        0.880537          37,801
  1/1/2003 to 12/31/2003..................................    0.880537        1.169997         215,054
  1/1/2004 to 12/31/2004..................................    1.169997        1.388191         296,319
  1/1/2005 to 12/31/2005..................................    1.388191        1.559674         516,442
  1/1/2006 to 12/31/2006..................................    1.559674        1.977934         694,449
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.193642        1.285543          17,312
  1/1/2005 to 12/31/2005..................................    1.285543        1.243075          65,365
  1/1/2006 to 12/31/2006..................................    1.243075        1.440192          72,160
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.171754        0.959150         346,899
  1/1/2003 to 12/31/2003..................................    0.959150        1.181930         848,193
  1/1/2004 to 12/31/2004..................................    1.181930        1.293149         949,348
  1/1/2005 to 12/31/2005..................................    1.293149        1.251800         914,208
  1/1/2006 to 12/31/2006..................................    1.251800        1.451467         723,318
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005..............................    0.400842        0.480537          14,379
  1/1/2006 to 12/31/2006..................................    0.480537        0.484383          14,314
Jennison Growth Subaccount (Class B)(8)(12)(previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004..............................    0.417514        0.435000               0
  1/1/2005 to 4/30/2005...................................    0.435000        0.396050               0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005..............................    0.401132        0.481581         573,507
  1/1/2006 to 12/31/2006..................................    0.481581        0.485789         464,174

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Subaccount (Class E)(9)(12)(previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001...............................    0.572465        0.489875         352,657
  1/1/2002 to 12/31/2002..................................    0.489875        0.342094         798,408
  1/1/2003 to 12/31/2003..................................    0.342094        0.422767         921,740
  1/1/2004 to 12/31/2004..................................    0.422767        0.435018         729,436
  1/1/2005 to 4/30/2005...................................    0.435018        0.400005               0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002..............................    1.137789        0.963044         137,723
  1/1/2003 to 12/31/2003..................................    0.963044        1.194645         183,049
  1/1/2004 to 12/31/2004..................................    1.194645        1.343604         300,534
  1/1/2005 to 12/31/2005..................................    1.343604        1.427477         312,243
  1/1/2006 to 12/31/2006..................................    1.427477        1.609442         290,961
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001...............................    0.951244        0.773133         124,762
  1/1/2002 to 12/31/2002..................................    0.773133        0.525828         514,392
  1/1/2003 to 12/31/2003..................................    0.525828        0.671555         580,545
  1/1/2004 to 12/31/2004..................................    0.671555        0.715931         445,932
  1/1/2005 to 12/31/2005..................................    0.715931        0.799459         407,403
  1/1/2006 to 12/31/2006..................................    0.799459        0.772355         370,250
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006..............................    9.159800        9.800548               0
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004..............................    7.575560        8.381102               0
  1/1/2005 to 12/31/2005..................................    8.381102        8.808945               0
  1/1/2006 to 4/30/2006...................................    8.808945        9.197654               0
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001...............................    0.888975        0.822900          65,241
  1/1/2002 to 12/31/2002..................................    0.822900        0.645272         357,005
  1/1/2003 to 12/31/2003..................................    0.645272        0.770805         507,702
  1/1/2004 to 12/31/2004..................................    0.770805        0.843241         695,894
  1/1/2005 to 12/31/2005..................................    0.843241        0.888045         564,704
  1/1/2006 to 4/30/2006...................................    0.888045        0.927533               0
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001...............................    0.969834        0.869044          20,965
  1/1/2002 to 12/31/2002..................................    0.869044        0.647565         194,801
  1/1/2003 to 12/31/2003..................................    0.647565        0.788920         234,214
  1/1/2004 to 4/30/2004...................................    0.788920        0.802410         225,884
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.088486        1.118152         274,931
  1/1/2002 to 12/31/2002..................................    1.118152        1.208601       1,449,415
  1/1/2003 to 12/31/2003..................................    1.208601        1.228394       1,978,940
  1/1/2004 to 12/31/2004..................................    1.228394        1.254055       1,819,977
  1/1/2005 to 12/31/2005..................................    1.254055        1.255819       1,813,763
  1/1/2006 to 12/31/2006..................................    1.255819        1.281786       1,481,343
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.272561        2.569964          13,507
  1/1/2005 to 12/31/2005..................................    2.569964        2.695468          40,758
  1/1/2006 to 12/31/2006..................................    2.695468        3.084636          71,491

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.323975        2.195813          83,016
  1/1/2002 to 12/31/2002..................................    2.195813        1.691550         446,503
  1/1/2003 to 12/31/2003..................................    1.691550        2.266443         614,034
  1/1/2004 to 12/31/2004..................................    2.266443        2.589231         589,029
  1/1/2005 to 12/31/2005..................................    2.589231        2.718089         564,579
  1/1/2006 to 12/31/2006..................................    2.718089        3.113509         518,570
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001...............................    1.342191        1.347712          42,539
  1/1/2002 to 12/31/2002..................................    1.347712        1.317400         416,402
  1/1/2003 to 12/31/2003..................................    1.317400        1.543333       1,444,826
  1/1/2004 to 12/31/2004..................................    1.543333        1.641160       1,476,855
  1/1/2005 to 12/31/2005..................................    1.641160        1.637668       1,558,814
  1/1/2006 to 12/31/2006..................................    1.637668        1.757429       1,495,392
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002..............................    1.120305        0.844170          79,574
  1/1/2003 to 12/31/2003..................................    0.844170        1.152523         243,889
  1/1/2004 to 12/31/2004..................................    1.152523        1.205926         292,038
  1/1/2005 to 12/31/2005..................................    1.205926        1.283661         309,417
  1/1/2006 to 12/31/2006..................................    1.283661        1.441076         234,759
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998603       11.128164             540
  1/1/2006 to 12/31/2006..................................   11.128164       12.654347          46,847
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998603       10.279023               0
  1/1/2006 to 12/31/2006..................................   10.279023       10.802642               0
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998603       10.496514               0
  1/1/2006 to 12/31/2006..................................   10.496514       11.292446               0
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.047843        1.025233          66,365
  1/1/2002 to 12/31/2002..................................    1.025233        0.855652         639,277
  1/1/2003 to 12/31/2003..................................    0.855652        1.131880       1,409,636
  1/1/2004 to 12/31/2004..................................    1.131880        1.287679       1,292,709
  1/1/2005 to 12/31/2005..................................    1.287679        1.418226       1,244,948
  1/1/2006 to 12/31/2006..................................    1.418226        1.531392       1,153,007
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998603       10.726853          27,797
  1/1/2006 to 12/31/2006..................................   10.726853       11.795149          41,493
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998603       10.952259          23,501
  1/1/2006 to 12/31/2006..................................   10.952259       12.298957         109,919
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001...............................    3.661349        3.386818          48,928
  1/1/2002 to 12/31/2002..................................    3.386818        2.579943         429,949
  1/1/2003 to 12/31/2003..................................    2.579943        3.243457         892,566
  1/1/2004 to 12/31/2004..................................    3.243457        3.516405         740,790
  1/1/2005 to 12/31/2005..................................    3.516405        3.608581         608,861
  1/1/2006 to 12/31/2006..................................    3.608581        4.086709         561,972
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001...............................    0.925535        0.845591         121,011
  1/1/2002 to 12/31/2002..................................    0.845591        0.733228         442,986
  1/1/2003 to 12/31/2003..................................    0.733228        0.951860         634,773
  1/1/2004 to 12/31/2004..................................    0.951860        1.118812         645,800
  1/1/2005 to 12/31/2005..................................    1.118812        1.280653         709,181
  1/1/2006 to 12/31/2006..................................    1.280653        1.593596         715,546

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004..............................    3.493549        3.791151           5,563
  1/1/2005 to 12/31/2005..................................    3.791151        3.833686         703,520
  1/1/2006 to 12/31/2006..................................    3.833686        4.219038         659,330
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001...............................    1.469458        1.440828         181,947
  1/1/2002 to 12/31/2002..................................    1.440828        1.222127         881,791
  1/1/2003 to 12/31/2003..................................    1.222127        1.437415       1,416,076
  1/1/2004 to 4/30/2004...................................    1.437415        1.423459       1,653,745
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001...............................    0.937140        0.843508         226,647
  1/1/2002 to 12/31/2002..................................    0.843508        0.690294         498,276
  1/1/2003 to 12/31/2003..................................    0.690294        0.931131         682,309
  1/1/2004 to 12/31/2004..................................    0.931131        1.091812         794,122
  1/1/2005 to 12/31/2005..................................    1.091812        1.212282         787,078
  1/1/2006 to 12/31/2006..................................    1.212282        1.495198         707,346
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004..............................    9.998603       12.807859          20,978
  1/1/2005 to 12/31/2005..................................   12.807859       14.265628          53,375
  1/1/2006 to 12/31/2006..................................   14.265628       19.296995          69,941
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001...............................    1.538630        1.486683          20,342
  1/1/2002 to 12/31/2002..................................    1.486683        1.316717         288,491
  1/1/2003 to 12/31/2003..................................    1.316717        1.762691         658,288
  1/1/2004 to 12/31/2004..................................    1.762691        2.125600       1,027,671
  1/1/2005 to 12/31/2005..................................    2.125600        2.339149       1,264,582
  1/1/2006 to 12/31/2006..................................    2.339149        2.557347       1,267,251
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005..............................    7.847731        8.504261           6,071
  1/1/2006 to 12/31/2006..................................    8.504261        8.998080           5,915
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004..............................   12.481349       14.369004               0
  1/1/2005 to 12/31/2005..................................   14.369004       16.384971           3,781
  1/1/2006 to 12/31/2006..................................   16.384971       18.743653          12,093
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   10.896863       10.981503           3,734
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001...............................    1.006417        1.050940         562,362
  1/1/2002 to 12/31/2002..................................    1.050940        1.129254       4,762,348
  1/1/2003 to 12/31/2003..................................    1.129254        1.158024       6,709,034
  1/1/2004 to 12/31/2004..................................    1.158024        1.195156       5,534,458
  1/1/2005 to 12/31/2005..................................    1.195156        1.201476       5,367,521
  1/1/2006 to 12/31/2006..................................    1.201476        1.234645       4,855,271
RCM Global Technology Sub-Account(14)(previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001...............................    0.757014        0.607775          18,155
  1/1/2002 to 12/31/2002..................................    0.607775        0.294387         519,010
  1/1/2003 to 12/31/2003..................................    0.294387        0.456051       1,399,521
  1/1/2004 to 12/31/2004..................................    0.456051        0.429009       1,186,422
  1/1/2005 to 12/31/2005..................................    0.429009        0.468262       1,144,765
  1/1/2006 to 12/31/2006..................................    0.468262        0.485004         880,683
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.208576        1.173386         102,424
  1/1/2002 to 12/31/2002..................................    1.173386        0.915740         343,070
  1/1/2003 to 12/31/2003..................................    0.915740        1.311881         539,219
  1/1/2004 to 12/31/2004..................................    1.311881        1.514155         535,835
  1/1/2005 to 12/31/2005..................................    1.514155        1.552724         501,978
  1/1/2006 to 12/31/2006..................................    1.552724        1.795008         529,665

                                                                    1.70% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004..............................    1.498756        1.531441          77,187
  1/1/2005 to 12/31/2005..................................    1.531441        1.526638         174,838
  1/1/2006 to 12/31/2006..................................    1.526638        1.559734         206,693
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  07/02/2001* to 12/31/2001...............................    1.406031        1.446117         353,452
  1/1/2002 to 12/31/2002..................................    1.446117        1.530123       2,456,065
  1/1/2003 to 12/31/2003..................................    1.530123        1.527621       2,163,056
  1/1/2004 to 12/31/2004..................................    1.527621        1.543931       1,709,312
  1/1/2005 to 12/31/2005..................................    1.543931        1.541954       1,548,201
  1/1/2006 to 12/31/2006..................................    1.541954        1.576295       1,299,216
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(8)
  05/01/2004** to 12/31/2004..............................    1.813275        1.918495          31,750
  1/1/2005 to 12/31/2005..................................    1.918495        1.934564         130,239
  1/1/2006 to 12/31/2006..................................    1.934564        1.993820         137,490
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.522054        1.554944         165,060
  1/1/2002 to 12/31/2002..................................    1.554944        1.671871       1,042,646
  1/1/2003 to 12/31/2003..................................    1.671871        1.849097       1,664,331
  1/1/2004 to 12/31/2004..................................    1.849097        1.935587       1,585,780
  1/1/2005 to 12/31/2005..................................    1.935587        1.953901       1,439,913
  1/1/2006 to 12/31/2006..................................    1.953901        2.014319       1,330,272
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.098467        1.187953          11,541
  1/1/2005 to 12/31/2005..................................    1.187953        1.241890         129,605
  1/1/2006 to 12/31/2006..................................    1.241890        1.378305         151,455
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001...............................    0.929877        0.821539          71,429
  1/1/2002 to 12/31/2002..................................    0.821539        0.451995         409,032
  1/1/2003 to 12/31/2003..................................    0.451995        0.607194         695,188
  1/1/2004 to 12/31/2004..................................    0.607194        0.703329         811,663
  1/1/2005 to 12/31/2005..................................    0.703329        0.792654       1,209,925
  1/1/2006 to 12/31/2006..................................    0.792654        0.827366       1,238,714
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.211782        1.289331           2,226
  1/1/2005 to 12/31/2005..................................    1.289331        1.403494         101,287
  1/1/2006 to 12/31/2006..................................    1.403494        1.429965         123,083

                                                                     1.95% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006...............................   14.108981       14.755966             7,672
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001................................    1.442464        1.327864           105,244
  1/1/2002 to 12/31/2002...................................    1.327864        1.054096           469,062
  1/1/2003 to 12/31/2003...................................    1.054096        1.587124           820,699
  1/1/2004 to 12/31/2004...................................    1.587124        1.881399           926,661
  1/1/2005 to 12/31/2005...................................    1.881399        2.312969         1,142,032
  1/1/2006 to 12/31/2006...................................    2.312969        2.814070         1,347,849

                                                                     1.95% VARIABLE ACCOUNT CHARGE
                                                             ----------------------------------------------
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001................................   11.799521       10.405746            68,458
  1/1/2002 to 12/31/2002...................................   10.405746        7.709043           494,235
  1/1/2003 to 12/31/2003...................................    7.709043       10.343073           819,991
  1/1/2004 to 12/31/2004...................................   10.343073       11.410370           909,262
  1/1/2005 to 12/31/2005...................................   11.410370       13.002650           878,842
  1/1/2006 to 12/31/2006...................................   13.002650       14.055192           791,214
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001................................    7.996107        7.739803           100,571
  1/1/2002 to 12/31/2002...................................    7.739803        6.197869           534,754
  1/1/2003 to 12/31/2003...................................    6.197869        8.049268           962,599
  1/1/2004 to 12/31/2004...................................    8.049268        8.712336           949,614
  1/1/2005 to 12/31/2005...................................    8.712336        9.042904           878,348
  1/1/2006 to 12/31/2006...................................    9.042904       10.217085           796,767

------------
  * Date on which the Contract first became available.
 ** Date on which the Subaccount first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap

     Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   31.736430       35.104377              64
  1/1/2005 to 12/31/2005..................................   35.104377       38.096005           1,812
  1/1/2006 to 12/31/2006..................................   38.096005       39.858105           1,947
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001...............................    3.564549        3.686901          21,660
  1/1/2002 to 12/31/2002..................................    3.686901        3.918881         103,404
  1/1/2003 to 12/31/2003..................................    3.918881        4.065889         139,465
  1/1/2004 to 12/31/2004..................................    4.065889        4.161855         194,839
  1/1/2005 to 12/31/2005..................................    4.161855        4.177970         201,187
  1/1/2006 to 12/31/2006..................................    4.177970        4.275541         173,536
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   33.194386       35.731588           2,864
  1/1/2005 to 12/31/2005..................................   35.731588       36.103287           3,629
  1/1/2006 to 12/31/2006..................................   36.103287       39.113745           3,580
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001...............................    6.646372        6.060088               0
  1/1/2002 to 12/31/2002..................................    6.060088        4.389732             474
  1/1/2003 to 12/31/2003..................................    4.389732        5.603676           1,915
  1/1/2004 to 12/31/2004..................................    5.603676        6.089758           8,720
  1/1/2005 to 12/31/2005..................................    6.089758        6.182898          11,905
  1/1/2006 to 12/31/2006..................................    6.182898        6.916462          10,789
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.061641        1.168471           8,354
  1/1/2005 to 12/31/2005..................................    1.168471        1.212068          95,691
  1/1/2006 to 12/31/2006..................................    1.212068        1.418943         106,128
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002..............................    1.000000        0.790550             177
  1/1/2003 to 12/31/2003..................................    0.790550        1.051924          39,697
  1/1/2004 to 12/31/2004..................................    1.051924        1.171322          55,769
  1/1/2005 to 12/31/2005..................................    1.171322        1.216563          55,882
  1/1/2006 to 12/31/2006..................................    1.216563        1.425104          64,195
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.243496        2.452599           2,210
  1/1/2005 to 12/31/2005..................................    2.452599        2.572942          20,789
  1/1/2006 to 12/31/2006..................................    2.572942        2.626664          28,701
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.920053        2.662472           3,467
  1/1/2002 to 12/31/2002..................................    2.662472        1.746649          35,532
  1/1/2003 to 12/31/2003..................................    1.746649        2.315518          54,177
  1/1/2004 to 12/31/2004..................................    2.315518        2.471073          77,526
  1/1/2005 to 12/31/2005..................................    2.471073        2.594700          73,945
  1/1/2006 to 12/31/2006..................................    2.594700        2.651740          69,579

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001...............................    2.081394        2.089393           3,726
  1/1/2002 to 12/31/2002..................................    2.089393        2.077056         115,911
  1/1/2003 to 12/31/2003..................................    2.077056        2.052347         206,527
  1/1/2004 to 12/31/2004..................................    2.052347        2.031450         278,708
  1/1/2005 to 12/31/2005..................................    2.031450        2.048939         185,112
  1/1/2006 to 12/31/2006..................................    2.048939        2.105127         172,528
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.589679        1.784294         148,765
  1/1/2005 to 12/31/2005..................................    1.784294        1.821985         203,709
  1/1/2006 to 12/31/2006..................................    1.821985        2.084860         205,388
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.423799        1.390747          20,109
  1/1/2002 to 12/31/2002..................................    1.390747        1.072963         127,030
  1/1/2003 to 12/31/2003..................................    1.072963        1.580633         210,395
  1/1/2004 to 12/31/2004..................................    1.580633        1.788704         335,614
  1/1/2005 to 12/31/2005..................................    1.788704        1.827306         319,903
  1/1/2006 to 12/31/2006..................................    1.827306        2.094525         284,755
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.492026       11.112386               0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.682513       11.366084               0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.763584        2.967454         118,920
  1/1/2005 to 12/31/2005..................................    2.967454        3.207608         264,817
  1/1/2006 to 12/31/2006..................................    3.207608        3.603515         287,060
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.723469        2.579391          24,718
  1/1/2002 to 12/31/2002..................................    2.579391        2.115126          83,313
  1/1/2003 to 12/31/2003..................................    2.115126        2.717278         186,217
  1/1/2004 to 12/31/2004..................................    2.717278        2.994202         211,415
  1/1/2005 to 12/31/2005..................................    2.994202        3.240652         201,782
  1/1/2006 to 12/31/2006..................................    3.240652        3.643348         176,762
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.129334        1.287093          41,739
  1/1/2005 to 12/31/2005..................................    1.287093        1.487269          61,754
  1/1/2006 to 12/31/2006..................................    1.487269        1.698707          98,090
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.210739        1.104195           7,748
  1/1/2002 to 12/31/2002..................................    1.104195        0.893799          76,640
  1/1/2003 to 12/31/2003..................................    0.893799        1.123316         144,888
  1/1/2004 to 12/31/2004..................................    1.123316        1.302626         141,794
  1/1/2005 to 12/31/2005..................................    1.302626        1.507957         138,161
  1/1/2006 to 12/31/2006..................................    1.507957        1.722820         108,060
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006..............................   16.522192       16.675697               0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002..............................    1.000000        0.808467             100
  1/1/2003 to 12/31/2003..................................    0.808467        1.128826           1,646
  1/1/2004 to 4/30/2004...................................    1.128826        1.117321          29,700

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001...............................    1.850647        1.522653           1,120
  1/1/2002 to 12/31/2002..................................    1.522653        1.059709           7,895
  1/1/2003 to 12/31/2003..................................    1.059709        1.398268          16,456
  1/1/2004 to 12/31/2004..................................    1.398268        1.605146          76,130
  1/1/2005 to 12/31/2005..................................    1.605146        1.682482          88,921
  1/1/2006 to 12/31/2006..................................    1.682482        1.844474          77,933
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.214200        2.491778               0
  1/1/2005 to 12/31/2005..................................    2.491778        2.704105          10,968
  1/1/2006 to 12/31/2006..................................    2.704105        2.967172          19,938
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.525819        2.289129           2,385
  1/1/2002 to 12/31/2002..................................    2.289129        1.809350           4,199
  1/1/2003 to 12/31/2003..................................    1.809350        2.253454           2,026
  1/1/2004 to 12/31/2004..................................    2.253454        2.514566           6,254
  1/1/2005 to 12/31/2005..................................    2.514566        2.731219          16,611
  1/1/2006 to 12/31/2006..................................    2.731219        2.999822           9,416
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001...............................    0.953154        0.877663           4,721
  1/1/2002 to 12/31/2002..................................    0.877663        0.620592         174,872
  1/1/2003 to 12/31/2003..................................    0.620592        0.881848         118,928
  1/1/2004 to 12/31/2004..................................    0.881848        0.963104         135,981
  1/1/2005 to 12/31/2005..................................    0.963104        0.988003         138,822
  1/1/2006 to 12/31/2006..................................    0.988003        1.065279         151,858
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.898327        3.137798          61,517
  1/1/2005 to 12/31/2005..................................    3.137798        3.382855          84,795
  1/1/2006 to 12/31/2006..................................    3.382855        3.729010          79,792
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.437546        2.549392          37,773
  1/1/2002 to 12/31/2002..................................    2.549392        2.280051         155,827
  1/1/2003 to 12/31/2003..................................    2.280051        2.967584         250,141
  1/1/2004 to 12/31/2004..................................    2.967584        3.200907         299,987
  1/1/2005 to 12/31/2005..................................    3.200907        3.454213         275,447
  1/1/2006 to 12/31/2006..................................    3.454213        3.811492         198,711
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.870354        1.166319          10,812
  1/1/2004 to 12/31/2004..................................    1.166319        1.381253          90,003
  1/1/2005 to 12/31/2005..................................    1.381253        1.550602         248,819
  1/1/2006 to 12/31/2006..................................    1.550602        1.963370         277,125
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002..............................    1.057541        0.879995              95
  1/1/2003 to 12/31/2003..................................    0.879995        1.168691          21,408
  1/1/2004 to 12/31/2004..................................    1.168691        1.385947          69,855
  1/1/2005 to 12/31/2005..................................    1.385947        1.556376          48,223
  1/1/2006 to 12/31/2006..................................    1.556376        1.972768          34,363
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.190373        1.281597          65,000
  1/1/2005 to 12/31/2005..................................    1.281597        1.238642         126,276
  1/1/2006 to 12/31/2006..................................    1.238642        1.434340         176,329
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002..............................    1.169719        0.957165           6,240
  1/1/2003 to 12/31/2003..................................    0.957165        1.178909         133,374
  1/1/2004 to 12/31/2004..................................    1.178909        1.289198         194,259
  1/1/2005 to 12/31/2005..................................    1.289198        1.247353         171,490
  1/1/2006 to 12/31/2006..................................    1.247353        1.445591         171,979

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005..............................    0.399839        0.479176           4,640
  1/1/2006 to 12/31/2006..................................    0.479176        0.482769           5,186
Jennison Growth Subaccount (Class B)(8)(12)(previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004..............................    0.416677        0.433984               0
  1/1/2005 to 4/30/2005...................................    0.433984        0.395061               0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005..............................    0.400119        0.480206          72,925
  1/1/2006 to 12/31/2006..................................    0.480206        0.484161          65,534
Jennison Growth Subaccount (Class E)(9)(12)(previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001...............................    0.572129        0.489463           9,969
  1/1/2002 to 12/31/2002..................................    0.489463        0.341629          47,944
  1/1/2003 to 12/31/2003..................................    0.341629        0.421983          80,148
  1/1/2004 to 12/31/2004..................................    0.421983        0.433993          74,239
  1/1/2005 to 4/30/2005...................................    0.433993        0.398997               0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002..............................    1.137471        0.962451              88
  1/1/2003 to 12/31/2003..................................    0.962451        1.193316          64,371
  1/1/2004 to 12/31/2004..................................    1.193316        1.341436         111,251
  1/1/2005 to 12/31/2005..................................    1.341436        1.424464         124,480
  1/1/2006 to 12/31/2006..................................    1.424464        1.605244          99,789
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001...............................    0.951163        0.772873          10,431
  1/1/2002 to 12/31/2002..................................    0.772873        0.525388          40,581
  1/1/2003 to 12/31/2003..................................    0.525388        0.670658          87,936
  1/1/2004 to 12/31/2004..................................    0.670658        0.714616          93,534
  1/1/2005 to 12/31/2005..................................    0.714616        0.797594         186,763
  1/1/2006 to 12/31/2006..................................    0.797594        0.770168         230,361
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006..............................    9.127749        9.763018               0
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004..............................    7.556583        8.357337               0
  1/1/2005 to 12/31/2005..................................    8.357337        8.779589               0
  1/1/2006 to 4/30/2006...................................    8.779589        9.165521               0
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001...............................    0.888009        0.821799               0
  1/1/2002 to 12/31/2002..................................    0.821799        0.644076             113
  1/1/2003 to 12/31/2003..................................    0.644076        0.768987               0
  1/1/2004 to 12/31/2004..................................    0.768987        0.840830          20,198
  1/1/2005 to 12/31/2005..................................    0.840830        0.885065          20,198
  1/1/2006 to 4/30/2006...................................    0.885065        0.924271               0
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001...............................    0.968779        0.867885               0
  1/1/2002 to 12/31/2002..................................    0.867885        0.646387          34,021
  1/1/2003 to 12/31/2003..................................    0.646387        0.787096          41,109
  1/1/2004 to 4/30/2004...................................    0.787096        0.800424          47,051

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.087046        1.116398          62,580
  1/1/2002 to 12/31/2002..................................    1.116398        1.206098         196,049
  1/1/2003 to 12/31/2003..................................    1.206098        1.225242         367,394
  1/1/2004 to 12/31/2004..................................    1.225242        1.250210         515,898
  1/1/2005 to 12/31/2005..................................    1.250210        1.251344         482,756
  1/1/2006 to 12/31/2006..................................    1.251344        1.276583         288,711
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.261212        2.556283          38,448
  1/1/2005 to 12/31/2005..................................    2.556283        2.679782          58,542
  1/1/2006 to 12/31/2006..................................    2.679782        3.065157          27,179
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    2.315655        2.187411          28,649
  1/1/2002 to 12/31/2002..................................    2.187411        1.684230          87,636
  1/1/2003 to 12/31/2003..................................    1.684230        2.255498         142,245
  1/1/2004 to 12/31/2004..................................    2.255498        2.575436         151,792
  1/1/2005 to 12/31/2005..................................    2.575436        2.702260         100,066
  1/1/2006 to 12/31/2006..................................    2.702260        3.093834          75,733
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001...............................    1.338725        1.343890          38,193
  1/1/2002 to 12/31/2002..................................    1.343890        1.313005         209,548
  1/1/2003 to 12/31/2003..................................    1.313005        1.537430         232,356
  1/1/2004 to 12/31/2004..................................    1.537430        1.634064         377,650
  1/1/2005 to 12/31/2005..................................    1.634064        1.629774         419,612
  1/1/2006 to 12/31/2006..................................    1.629774        1.748086         607,140
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002..............................    1.119992        0.843658           2,402
  1/1/2003 to 12/31/2003..................................    0.843658        1.151241          16,115
  1/1/2004 to 12/31/2004..................................    1.151241        1.203982          88,267
  1/1/2005 to 12/31/2005..................................    1.203982        1.280953          75,044
  1/1/2006 to 12/31/2006..................................    1.280953        1.437318          87,745
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998562       11.124432               0
  1/1/2006 to 12/31/2006..................................   11.124432       12.643798             360
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998562       10.275574               0
  1/1/2006 to 12/31/2006..................................   10.275574       10.793634               0
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998562       10.492993               0
  1/1/2006 to 12/31/2006..................................   10.492993       11.283030          14,757
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.047323        1.024468          11,128
  1/1/2002 to 12/31/2002..................................    1.024468        0.854588         105,536
  1/1/2003 to 12/31/2003..................................    0.854588        1.129909         134,757
  1/1/2004 to 12/31/2004..................................    1.129909        1.284793         241,100
  1/1/2005 to 12/31/2005..................................    1.284793        1.414342         266,741
  1/1/2006 to 12/31/2006..................................    1.414342        1.526437         287,990
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998562       10.723254          56,832
  1/1/2006 to 12/31/2006..................................   10.723254       11.785315         131,284
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998562       10.948585             215
  1/1/2006 to 12/31/2006..................................   10.948585       12.288704          42,082

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001...............................    3.640953        3.367114           1,602
  1/1/2002 to 12/31/2002..................................    3.367114        2.563650          12,885
  1/1/2003 to 12/31/2003..................................    2.563650        3.221364          43,016
  1/1/2004 to 12/31/2004..................................    3.221364        3.490703          64,423
  1/1/2005 to 12/31/2005..................................    3.490703        3.580420          97,762
  1/1/2006 to 12/31/2006..................................    3.580420        4.052796         100,301
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001...............................    0.925357        0.845217           9,822
  1/1/2002 to 12/31/2002..................................    0.845217        0.732535          63,544
  1/1/2003 to 12/31/2003..................................    0.732535        0.950484          66,468
  1/1/2004 to 12/31/2004..................................    0.950484        1.116635         190,556
  1/1/2005 to 12/31/2005..................................    1.116635        1.277525         182,570
  1/1/2006 to 12/31/2006..................................    1.277525        1.588911         141,246
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004..............................    3.463946        3.757780         748,598
  1/1/2005 to 12/31/2005..................................    3.757780        3.798047          29,289
  1/1/2006 to 12/31/2006..................................    3.798047        4.177733          64,920
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001...............................    1.464563        1.435667           1,192
  1/1/2002 to 12/31/2002..................................    1.435667        1.217133          66,379
  1/1/2003 to 12/31/2003..................................    1.217133        1.430821          95,693
  1/1/2004 to 4/30/2004...................................    1.430821        1.416697          76,285
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001...............................    0.935900        0.842180          11,455
  1/1/2002 to 12/31/2002..................................    0.842180        0.688853          24,171
  1/1/2003 to 12/31/2003..................................    0.688853        0.928722          92,621
  1/1/2004 to 12/31/2004..................................    0.928722        1.088442         170,719
  1/1/2005 to 12/31/2005..................................    1.088442        1.207937         150,731
  1/1/2006 to 12/31/2006..................................    1.207937        1.489098         146,976
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004..............................    9.998562       12.803566          18,087
  1/1/2005 to 12/31/2005..................................   12.803566       14.253740          32,011
  1/1/2006 to 12/31/2006..................................   14.253740       19.271313          29,817
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001...............................    1.536596        1.484349               0
  1/1/2002 to 12/31/2002..................................    1.484349        1.313988          26,949
  1/1/2003 to 12/31/2003..................................    1.313988        1.758158          63,043
  1/1/2004 to 12/31/2004..................................    1.758158        2.119071         112,493
  1/1/2005 to 12/31/2005..................................    2.119071        2.330802         161,509
  1/1/2006 to 12/31/2006..................................    2.330802        2.546952         163,271
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005..............................    7.831187        8.483521               0
  1/1/2006 to 12/31/2006..................................    8.483521        8.971660               0
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004..............................   12.436666       14.312817             198
  1/1/2005 to 12/31/2005..................................   14.312817       16.312769           1,060
  1/1/2006 to 12/31/2006..................................   16.312769       18.651755           5,079
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   10.880512       10.961390               0
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001...............................    1.006224        1.050481          67,026
  1/1/2002 to 12/31/2002..................................    1.050481        1.128196         209,548
  1/1/2003 to 12/31/2003..................................    1.128196        1.156359         600,340
  1/1/2004 to 12/31/2004..................................    1.156359        1.192840         980,317
  1/1/2005 to 12/31/2005..................................    1.192840        1.198549       1,194,322
  1/1/2006 to 12/31/2006..................................    1.198549        1.231023       1,062,443

                                                                    1.75% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001...............................    0.756868        0.607511             541
  1/1/2002 to 12/31/2002..................................    0.607511        0.294110          48,205
  1/1/2003 to 12/31/2003..................................    0.294110        0.455407         110,818
  1/1/2004 to 12/31/2004..................................    0.455407        0.428188         250,575
  1/1/2005 to 12/31/2005..................................    0.428188        0.467133         245,900
  1/1/2006 to 12/31/2006..................................    0.467133        0.483593         239,089
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001...............................    1.206977        1.171534             179
  1/1/2002 to 12/31/2002..................................    1.171534        0.913844          23,573
  1/1/2003 to 12/31/2003..................................    0.913844        1.308508          99,526
  1/1/2004 to 12/31/2004..................................    1.308508        1.509505         163,286
  1/1/2005 to 12/31/2005..................................    1.509505        1.547185         203,208
  1/1/2006 to 12/31/2006..................................    1.547185        1.787713         204,188
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004..............................    1.491645        1.523669          77,794
  1/1/2005 to 12/31/2005..................................    1.523669        1.518134         234,270
  1/1/2006 to 12/31/2006..................................    1.518134        1.550272         251,225
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  07/02/2001* to 12/31/2001...............................    1.401347        1.440939          61,324
  1/1/2002 to 12/31/2002..................................    1.440939        1.523888         241,884
  1/1/2003 to 12/31/2003..................................    1.523888        1.520638         298,044
  1/1/2004 to 12/31/2004..................................    1.520638        1.536104         314,814
  1/1/2005 to 12/31/2005..................................    1.536104        1.533371         287,868
  1/1/2006 to 12/31/2006..................................    1.533371        1.566739         216,650
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.804672        1.908760          51,649
  1/1/2005 to 12/31/2005..................................    1.908760        1.923788          95,345
  1/1/2006 to 12/31/2006..................................    1.923788        1.981726         351,332
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001...............................    1.516984        1.549379          38,272
  1/1/2002 to 12/31/2002..................................    1.549379        1.665060         132,507
  1/1/2003 to 12/31/2003..................................    1.665060        1.840643         154,353
  1/1/2004 to 12/31/2004..................................    1.840643        1.925771         164,886
  1/1/2005 to 12/31/2005..................................    1.925771        1.943023         160,582
  1/1/2006 to 12/31/2006..................................    1.943023        2.002106          89,916
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.095457        1.184306          51,500
  1/1/2005 to 12/31/2005..................................    1.184306        1.237459         147,785
  1/1/2006 to 12/31/2006..................................    1.237459        1.372704         171,064
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001...............................    0.929697        0.821174          21,033
  1/1/2002 to 12/31/2002..................................    0.821174        0.451565          97,033
  1/1/2003 to 12/31/2003..................................    0.451565        0.606324         140,811
  1/1/2004 to 12/31/2004..................................    0.606324        0.701969         275,114
  1/1/2005 to 12/31/2005..................................    0.701969        0.790727         370,784
  1/1/2006 to 12/31/2006..................................    0.790727        0.824943         364,831
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.207441        1.284287           3,681
  1/1/2005 to 12/31/2005..................................    1.284287        1.397307          13,664
  1/1/2006 to 12/31/2006..................................    1.397307        1.422950          23,804

                                                                    2.00% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   14.045577       14.684786          11,838
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001...............................    1.440175        1.325422           4,070
  1/1/2002 to 12/31/2002..................................    1.325422        1.051628          31,805
  1/1/2003 to 12/31/2003..................................    1.051628        1.582616          65,892
  1/1/2004 to 12/31/2004..................................    1.582616        1.875116         218,216
  1/1/2005 to 12/31/2005..................................    1.875116        2.304096         372,962
  1/1/2006 to 12/31/2006..................................    2.304096        2.801877         316,463
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001...............................   11.697271       10.312989           9,898
  1/1/2002 to 12/31/2002..................................   10.312989        7.636492          41,293
  1/1/2003 to 12/31/2003..................................    7.636492       10.240627          77,558
  1/1/2004 to 12/31/2004..................................   10.240627       11.291691         133,562
  1/1/2005 to 12/31/2005..................................   11.291691       12.860999         183,013
  1/1/2006 to 12/31/2006..................................   12.860999       13.895143         166,701
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001...............................    7.926827        7.670819          15,325
  1/1/2002 to 12/31/2002..................................    7.670819        6.139539          57,868
  1/1/2003 to 12/31/2003..................................    6.139539        7.969526         117,873
  1/1/2004 to 12/31/2004..................................    7.969526        8.621702         185,434
  1/1/2005 to 12/31/2005..................................    8.621702        8.944370         193,613
  1/1/2006 to 12/31/2006..................................    8.944370       10.100721         180,586

------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   31.483151       34.812673             634
  1/1/2005 to 12/31/2005..................................   34.812673       37.760615           1,985
  1/1/2006 to 12/31/2006..................................   37.760615       39.487497           1,327
BlackRock Bond Income Sub-Account (Class B)
  05/01/2003** to 12/31/2003..............................    3.977630        4.025325         913,492
  1/1/2004 to 12/31/2004..................................    4.025325        4.118268       1,161,289
  1/1/2005 to 12/31/2005..................................    4.118268        4.132153         656,918
  1/1/2006 to 12/31/2006..................................    4.132153        4.226546         615,709
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   32.899771       35.402716             287
  1/1/2005 to 12/31/2005..................................   35.402716       35.753163           1,849
  1/1/2006 to 12/31/2006..................................   35.753163       38.715120           2,016
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  05/01/2003** to 12/31/2003..............................    4.589623        5.546336          24,426
  1/1/2004 to 12/31/2004..................................    5.546336        6.024424          34,878
  1/1/2005 to 12/31/2005..................................    6.024424        6.113516          56,975
  1/1/2006 to 12/31/2006..................................    6.113516        6.835440          42,007
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.060576        1.166912          77,406
  1/1/2005 to 12/31/2005..................................    1.166912        1.209847         204,817
  1/1/2006 to 12/31/2006..................................    1.209847        1.415637         240,399
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2003** to 12/31/2003..............................    0.819990        1.051051         124,959
  1/1/2004 to 12/31/2004..................................    1.051051        1.169764         235,691
  1/1/2005 to 12/31/2005..................................    1.169764        1.214339         166,770
  1/1/2006 to 12/31/2006..................................    1.214339        1.421789         187,897
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.232851        2.440152           9,229
  1/1/2005 to 12/31/2005..................................    2.440152        2.558608          42,755
  1/1/2006 to 12/31/2006..................................    2.558608        2.610728          73,706
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.867190        2.304886         267,041
  1/1/2004 to 12/31/2004..................................    2.304886        2.458494         384,762
  1/1/2005 to 12/31/2005..................................    2.458494        2.580205         269,629
  1/1/2006 to 12/31/2006..................................    2.580205        2.635612         221,057
BlackRock Money Market Sub-Account (Class B)
  05/01/2003** to 12/31/2003..............................    2.049368        2.031611         363,801
  1/1/2004 to 12/31/2004..................................    2.031611        2.009917         776,610
  1/1/2005 to 12/31/2005..................................    2.009917        2.026210         635,276
  1/1/2006 to 12/31/2006..................................    2.026210        2.080737         844,050
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.586637        1.780290         298,819
  1/1/2005 to 12/31/2005..................................    1.780290        1.816990         629,393
  1/1/2006 to 12/31/2006..................................    1.816990        2.078108         617,539

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Strategic Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.075847        1.577841         791,970
  1/1/2004 to 12/31/2004..................................    1.577841        1.784649       1,272,092
  1/1/2005 to 12/31/2005..................................    1.784649        1.822255       1,251,799
  1/1/2006 to 12/31/2006..................................    1.822255        2.087695       1,064,094
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.488966       11.105461           1,207
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.679397       11.359002             693
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.750474        2.952398         347,254
  1/1/2005 to 12/31/2005..................................    2.952398        3.189744         913,089
  1/1/2006 to 12/31/2006..................................    3.189744        3.581659       1,075,377
Davis Venture Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    2.153678        2.704803         558,882
  1/1/2004 to 12/31/2004..................................    2.704803        2.978962       1,024,789
  1/1/2005 to 12/31/2005..................................    2.978962        3.222551       1,036,111
  1/1/2006 to 12/31/2006..................................    3.222551        3.621192         905,169
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.122006        1.278317          98,569
  1/1/2005 to 12/31/2005..................................    1.278317        1.476392         116,395
  1/1/2006 to 12/31/2006..................................    1.476392        1.685443         206,068
FI International Stock Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    0.886221        1.116207         287,623
  1/1/2004 to 12/31/2004..................................    1.116207        1.293735         452,489
  1/1/2005 to 12/31/2005..................................    1.293735        1.496917         475,370
  1/1/2006 to 12/31/2006..................................    1.496917        1.709355         722,928
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006..............................   16.442460       16.589722             615
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2003** to 12/31/2003..............................    0.849549        1.127879         165,137
  1/1/2004 to 4/30/2004...................................    1.127879        1.116201         312,106
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  05/01/2003** to 12/31/2003..............................    1.113724        1.393466          77,073
  1/1/2004 to 12/31/2004..................................    1.393466        1.598830         344,030
  1/1/2005 to 12/31/2005..................................    1.598830        1.675028         234,423
  1/1/2006 to 12/31/2006..................................    1.675028        1.835386         296,157
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.202036        2.477268          11,504
  1/1/2005 to 12/31/2005..................................    2.477268        2.687019         178,154
  1/1/2006 to 12/31/2006..................................    2.687019        2.946953         247,574
FI Value Leaders Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.835575        2.241418          30,002
  1/1/2004 to 12/31/2004..................................    2.241418        2.499882          82,268
  1/1/2005 to 12/31/2005..................................    2.499882        2.713916          95,577
  1/1/2006 to 12/31/2006..................................    2.713916        2.979331         111,148
Franklin Templeton Small Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.639514        0.880635         192,342
  1/1/2004 to 12/31/2004..................................    0.880635        0.961297         346,531
  1/1/2005 to 12/31/2005..................................    0.961297        0.985657         452,222
  1/1/2006 to 12/31/2006..................................    0.985657        1.062219         547,907
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.882408        3.119529         171,631
  1/1/2005 to 12/31/2005..................................    3.119529        3.361483         433,126
  1/1/2006 to 12/31/2006..................................    3.361483        3.703604         464,148

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    2.314608        2.951746         696,060
  1/1/2004 to 12/31/2004..................................    2.951746        3.182228       1,092,845
  1/1/2005 to 12/31/2005..................................    3.182228        3.432344       1,025,948
  1/1/2006 to 12/31/2006..................................    3.432344        3.785473         812,927
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.869676        1.165014         259,670
  1/1/2004 to 12/31/2004..................................    1.165014        1.379016         842,725
  1/1/2005 to 12/31/2005..................................    1.379016        1.547320       1,301,214
  1/1/2006 to 12/31/2006..................................    1.547320        1.958238       1,509,790
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.187112        1.277664         111,950
  1/1/2005 to 12/31/2005..................................    1.277664        1.234224         348,789
  1/1/2006 to 12/31/2006..................................    1.234224        1.428512         389,451
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    0.982176        1.175881         597,716
  1/1/2004 to 12/31/2004..................................    1.175881        1.285242         897,297
  1/1/2005 to 12/31/2005..................................    1.285242        1.242906         851,356
  1/1/2006 to 12/31/2006..................................    1.242906        1.439719         688,320
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005..............................    0.398838        0.477818               0
  1/1/2006 to 12/31/2006..................................    0.477818        0.481161         121,820
Jennison Growth Subaccount (Class B)(8)(12)(previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004..............................    0.415841        0.432970               0
  1/1/2005 to 4/30/2005...................................    0.432970        0.394074               0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005..............................    0.399113        0.478839          87,333
  1/1/2006 to 12/31/2006..................................    0.478839        0.482542          91,496
Jennison Growth Subaccount (Class E)(9)(12)(previously
  Met/Putnam Voyager Sub-Account (Class E))
  05/01/2003** to 12/31/2003..............................    0.360925        0.421202          85,038
  1/1/2004 to 12/31/2004..................................    0.421202        0.432973         120,204
  1/1/2005 to 4/30/2005...................................    0.432973        0.397995               0
Lazard Mid-Cap Sub-Account(11)
  05/01/2003** to 12/31/2003..............................    0.966838        1.191969         204,491
  1/1/2004 to 12/31/2004..................................    1.191969        1.339250         665,983
  1/1/2005 to 12/31/2005..................................    1.339250        1.421434         397,540
  1/1/2006 to 12/31/2006..................................    1.421434        1.601032         384,895
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  05/01/2003** to 12/31/2003..............................    0.550810        0.669751         291,886
  1/1/2004 to 12/31/2004..................................    0.669751        0.713291         498,349
  1/1/2005 to 12/31/2005..................................    0.713291        0.795718         254,332
  1/1/2006 to 12/31/2006..................................    0.795718        0.767974         279,201
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006..............................    9.095810        9.725632           9,464
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004..............................    7.537654        8.333639             951
  1/1/2005 to 12/31/2005..................................    8.333639        8.750330           9,122
  1/1/2006 to 4/30/2006...................................    8.750330        9.133501           9,064

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  05/01/2003** to 12/31/2003..............................    0.659749        0.767177         107,536
  1/1/2004 to 12/31/2004..................................    0.767177        0.838431         342,499
  1/1/2005 to 12/31/2005..................................    0.838431        0.882100         322,528
  1/1/2006 to 4/30/2006...................................    0.882100        0.921026               0
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  05/01/2003** to 12/31/2003..............................    0.665752        0.785238         149,647
  1/1/2004 to 4/30/2004...................................    0.785238        0.798403         204,781
Lehman Brothers Aggregate Bond Index Sub-Account
  05/01/2003** to 12/31/2003..............................    1.222116        1.222219         441,288
  1/1/2004 to 12/31/2004..................................    1.222219        1.246500         756,101
  1/1/2005 to 12/31/2005..................................    1.246500        1.247009         916,786
  1/1/2006 to 12/31/2006..................................    1.247009        1.271526         959,464
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.249920        2.542674          34,290
  1/1/2005 to 12/31/2005..................................    2.542674        2.664187          85,008
  1/1/2006 to 12/31/2006..................................    2.664187        3.045800         127,438
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.728027        2.244593         161,613
  1/1/2004 to 12/31/2004..................................    2.244593        2.561699         275,294
  1/1/2005 to 12/31/2005..................................    2.561699        2.686508         228,891
  1/1/2006 to 12/31/2006..................................    2.686508        3.074265         243,046
Lord Abbett Bond Debenture Sub-Account
  05/01/2003** to 12/31/2003..............................    1.414198        1.545403         574,171
  1/1/2004 to 12/31/2004..................................    1.545403        1.641715       1,122,377
  1/1/2005 to 12/31/2005..................................    1.641715        1.636589       1,503,415
  1/1/2006 to 12/31/2006..................................    1.636589        1.754521       1,396,552
Met/AIM Small Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.865349        1.149956         247,022
  1/1/2004 to 12/31/2004..................................    1.149956        1.202034         317,299
  1/1/2005 to 12/31/2005..................................    1.202034        1.278243         311,468
  1/1/2006 to 12/31/2006..................................    1.278243        1.433563         250,669
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998521       11.120702           9,066
  1/1/2006 to 12/31/2006..................................   11.120702       12.633257         108,443
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998521       10.272126               0
  1/1/2006 to 12/31/2006..................................   10.272126       10.784634             372
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998521       10.489472          68,609
  1/1/2006 to 12/31/2006..................................   10.489472       11.273622         172,221
MetLife Mid Cap Stock Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.865582        1.127939         589,542
  1/1/2004 to 12/31/2004..................................    1.127939        1.281910         755,774
  1/1/2005 to 12/31/2005..................................    1.281910        1.410465         752,629
  1/1/2006 to 12/31/2006..................................    1.410465        1.521494         813,392
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998521       10.719658          45,110
  1/1/2006 to 12/31/2006..................................   10.719658       11.775489         325,941
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998521       10.944914          37,255
  1/1/2006 to 12/31/2006..................................   10.944914       12.278459         446,140

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MetLife Stock Index Sub-Account
  05/01/2003** to 12/31/2003..............................    2.647819        3.199436         333,587
  1/1/2004 to 12/31/2004..................................    3.199436        3.465204         462,306
  1/1/2005 to 12/31/2005..................................    3.465204        3.552494         517,014
  1/1/2006 to 12/31/2006..................................    3.552494        4.019181         494,410
MFS(R) Research International Sub-Account
  05/01/2003** to 12/31/2003..............................    0.727034        0.938320         409,906
  1/1/2004 to 12/31/2004..................................    0.938320        1.101793         485,395
  1/1/2005 to 12/31/2005..................................    1.101793        1.259916         568,043
  1/1/2006 to 12/31/2006..................................    1.259916        1.566229         879,041
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004..............................    3.434595        3.724703          26,180
  1/1/2005 to 12/31/2005..................................    3.724703        3.762739         558,656
  1/1/2006 to 12/31/2006..................................    3.762739        4.136833         614,438
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  05/01/2003** to 12/31/2003..............................    1.253003        1.424264         470,667
  1/1/2004 to 4/30/2004...................................    1.424264        1.409972         848,091
Morgan Stanley EAFE Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.690605        0.926400         356,051
  1/1/2004 to 12/31/2004..................................    0.926400        1.085176         660,635
  1/1/2005 to 12/31/2005..................................    1.085176        1.203712         596,141
  1/1/2006 to 12/31/2006..................................    1.203712        1.483150         884,577
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004..............................    9.998521       12.799274          13,918
  1/1/2005 to 12/31/2005..................................   12.799274       14.241861          63,448
  1/1/2006 to 12/31/2006..................................   14.241861       19.245665         148,772
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2003** to 12/31/2003..............................    1.346299        1.753620         214,021
  1/1/2004 to 12/31/2004..................................    1.753620        2.112544         839,167
  1/1/2005 to 12/31/2005..................................    2.112544        2.322465         954,904
  1/1/2006 to 12/31/2006..................................    2.322465        2.536576       1,138,147
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005..............................    7.814678        8.462832          10,647
  1/1/2006 to 12/31/2006..................................    8.462832        8.945317          18,672
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004..............................   12.392143       14.256850              45
  1/1/2005 to 12/31/2005..................................   14.256850       16.240884          15,611
  1/1/2006 to 12/31/2006..................................   16.240884       18.560308          33,621
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   10.864185       10.941313             748
PIMCO Total Return Sub-Account
  05/01/2003** to 12/31/2003..............................    1.151196        1.154696       2,175,034
  1/1/2004 to 12/31/2004..................................    1.154696        1.190527       3,506,085
  1/1/2005 to 12/31/2005..................................    1.190527        1.195629       4,498,027
  1/1/2006 to 12/31/2006..................................    1.195629        1.227412       3,930,634
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  05/01/2003** to 12/31/2003..............................    0.327630        0.454727         440,493
  1/1/2004 to 12/31/2004..................................    0.454727        0.427335         588,015
  1/1/2005 to 12/31/2005..................................    0.427335        0.465970         411,449
  1/1/2006 to 12/31/2006..................................    0.465970        0.482148         396,504
Russell 2000(R) Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.945080        1.305123         626,428
  1/1/2004 to 12/31/2004..................................    1.305123        1.504846         931,858
  1/1/2005 to 12/31/2005..................................    1.504846        1.541640         779,009
  1/1/2006 to 12/31/2006..................................    1.541640        1.780418         628,609

                                                                    1.80% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004..............................    1.484568        1.515937         144,046
  1/1/2005 to 12/31/2005..................................    1.515937        1.509677         374,474
  1/1/2006 to 12/31/2006..................................    1.509677        1.540868         469,141
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  05/01/2003** to 12/31/2003..............................    1.525791        1.513685         718,528
  1/1/2004 to 12/31/2004..................................    1.513685        1.528314         985,830
  1/1/2005 to 12/31/2005..................................    1.528314        1.524834         731,976
  1/1/2006 to 12/31/2006..................................    1.524834        1.557240         612,241
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.796110        1.899074         223,334
  1/1/2005 to 12/31/2005..................................    1.899074        1.913072         638,825
  1/1/2006 to 12/31/2006..................................    1.913072        1.969705         946,308
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.761522        1.832210         829,237
  1/1/2004 to 12/31/2004..................................    1.832210        1.915988       1,171,738
  1/1/2005 to 12/31/2005..................................    1.915988        1.932189       1,360,213
  1/1/2006 to 12/31/2006..................................    1.932189        1.989949         899,638
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.092456        1.180669          75,084
  1/1/2005 to 12/31/2005..................................    1.180669        1.233045         175,330
  1/1/2006 to 12/31/2006..................................    1.233045        1.367125         249,686
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.471683        0.605487         306,212
  1/1/2004 to 12/31/2004..................................    0.605487        0.700648         936,487
  1/1/2005 to 12/31/2005..................................    0.700648        0.788846       1,311,543
  1/1/2006 to 12/31/2006..................................    0.788846        0.822570       1,169,134
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.203116        1.279262          36,637
  1/1/2005 to 12/31/2005..................................    1.279262        1.391146         118,479
  1/1/2006 to 12/31/2006..................................    1.391146        1.415970         132,260

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   14.825548       15.562026         165,796
American Funds Global Small Capitalization Sub-Account
  05/01/2003** to 12/31/2003..............................    1.082684        1.578095         316,232
  1/1/2004 to 12/31/2004..................................    1.578095        1.868823         913,318
  1/1/2005 to 12/31/2005..................................    1.868823        2.295220       1,783,082
  1/1/2006 to 12/31/2006..................................    2.295220        2.789694       1,162,763
American Funds Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    8.159470       10.139877         286,714
  1/1/2004 to 12/31/2004..................................   10.139877       11.175001         598,182
  1/1/2005 to 12/31/2005..................................   11.175001       12.721755         744,424
  1/1/2006 to 12/31/2006..................................   12.721755       13.737855         712,301

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
American Funds Growth-Income Sub-Account
  05/01/2003** to 12/31/2003..............................    6.325180        7.891275         369,706
  1/1/2004 to 12/31/2004..................................    7.891275        8.532772         616,916
  1/1/2005 to 12/31/2005..................................    8.532772        8.847703         641,332
  1/1/2006 to 12/31/2006..................................    8.847703        9.986581         609,397

---------------
 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity

     Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                 1.85% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
                                                                                           NUMBER OF
                                                         ACCUMULATION                     ACCUMULATION
                                                         UNIT VALUE AT   ACCUMULATION        UNITS
                                                           BEGINNING     UNIT VALUE AT   OUTSTANDING AT
                                                           OF PERIOD     END OF PERIOD   END OF PERIOD
                                                         -------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004...........................    31.231893       34.523392                 0
  1/1/2005 to 12/31/2005...............................    34.523392       37.428177               904
  1/1/2006 to 12/31/2006...............................    37.428177       39.120333             1,646
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001............................     3.501451        3.619833            84,982
  1/1/2002 to 12/31/2002...............................     3.619833        3.843757           367,970
  1/1/2003 to 12/31/2003...............................     3.843757        3.983960           429,422
  1/1/2004 to 12/31/2004...............................     3.983960        4.073904           457,529
  1/1/2005 to 12/31/2005...............................     4.073904        4.085602           418,199
  1/1/2006 to 12/31/2006...............................     4.085602        4.176848           307,416
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004...........................    32.607769       35.076870                 0
  1/1/2005 to 12/31/2005...............................    35.076870       35.406434               116
  1/1/2006 to 12/31/2006...............................    35.406434       38.320556               238
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001............................     6.527604        5.948828            17,338
  1/1/2002 to 12/31/2002...............................     5.948828        4.304826            29,816
  1/1/2003 to 12/31/2003...............................     4.304826        5.489819            48,924
  1/1/2004 to 12/31/2004...............................     5.489819        5.960047            30,258
  1/1/2005 to 12/31/2005...............................     5.960047        6.045173            32,540
  1/1/2006 to 12/31/2006...............................     6.045173        6.755657            33,130
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................     1.059512        1.165355             6,984
  1/1/2005 to 12/31/2005...............................     1.165355        1.207632             9,302
  1/1/2006 to 12/31/2006...............................     1.207632        1.412341            25,781
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002...........................     1.000000        0.790023            86,591
  1/1/2003 to 12/31/2003...............................     0.790023        1.050182           251,798
  1/1/2004 to 12/31/2004...............................     1.050182        1.168212           154,244
  1/1/2005 to 12/31/2005...............................     1.168212        1.212123           143,625
  1/1/2006 to 12/31/2006...............................     1.212123        1.418488           127,585
BlackRock Legacy Large Cap Growth Sub-Account (Class
  B)(8)
  05/01/2004** to 12/31/2004...........................     2.222263        2.427777               921
  1/1/2005 to 12/31/2005...............................     2.427777        2.544365            12,212
  1/1/2006 to 12/31/2006...............................     2.544365        2.594901            12,875
BlackRock Legacy Large Cap Growth Sub-Account (Class
  E)(9)
  07/02/2001* to 12/31/2001............................     2.900635        2.643452            85,374
  1/1/2002 to 12/31/2002...............................     2.643452        1.732440            87,089
  1/1/2003 to 12/31/2003...............................     1.732440        2.294385           144,236
  1/1/2004 to 12/31/2004...............................     2.294385        2.446067           149,506
  1/1/2005 to 12/31/2005...............................     2.446067        2.565883           108,925
  1/1/2006 to 12/31/2006...............................     2.565883        2.619676            88,452

                                                                 1.85% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
                                                                                           NUMBER OF
                                                         ACCUMULATION                     ACCUMULATION
                                                         UNIT VALUE AT   ACCUMULATION        UNITS
                                                           BEGINNING     UNIT VALUE AT   OUTSTANDING AT
                                                           OF PERIOD     END OF PERIOD   END OF PERIOD
                                                         -------------   -------------   --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001............................     2.044548        2.051376           201,503
  1/1/2002 to 12/31/2002...............................     2.051376        2.037226           964,619
  1/1/2003 to 12/31/2003...............................     2.037226        2.010985         1,182,520
  1/1/2004 to 12/31/2004...............................     2.010985        1.988514           881,356
  1/1/2005 to 12/31/2005...............................     1.988514        2.003634           773,557
  1/1/2006 to 12/31/2006...............................     2.003634        2.056528           876,578
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................     1.583604        1.776298            12,989
  1/1/2005 to 12/31/2005...............................     1.776298        1.812013            49,313
  1/1/2006 to 12/31/2006...............................     1.812013        2.071383            76,057
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................     1.422390        1.388672           157,084
  1/1/2002 to 12/31/2002...............................     1.388672        1.070299           760,612
  1/1/2003 to 12/31/2003...............................     1.070299        1.575133           599,993
  1/1/2004 to 12/31/2004...............................     1.575133        1.780694           694,013
  1/1/2005 to 12/31/2005...............................     1.780694        1.817311           607,795
  1/1/2006 to 12/31/2006...............................     1.817311        2.080992           577,351
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006...........................    10.485906       11.098541                 0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006...........................    10.676282       11.351924                 0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................     2.737436        2.937429            40,355
  1/1/2005 to 12/31/2005...............................     2.937429        3.171992           190,426
  1/1/2006 to 12/31/2006...............................     3.171992        3.559952           197,342
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................     2.705362        2.560966           191,591
  1/1/2002 to 12/31/2002...............................     2.560966        2.097908           484,421
  1/1/2003 to 12/31/2003...............................     2.097908        2.692475           589,561
  1/1/2004 to 12/31/2004...............................     2.692475        2.963899           826,221
  1/1/2005 to 12/31/2005...............................     2.963899        3.204658           654,313
  1/1/2006 to 12/31/2006...............................     3.204658        3.599292           598,475
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................     1.114730        1.269607             6,358
  1/1/2005 to 12/31/2005...............................     1.269607        1.465602            48,146
  1/1/2006 to 12/31/2006...............................     1.465602        1.672292            65,569
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................     1.198477        1.092462            16,241
  1/1/2002 to 12/31/2002...............................     1.092462        0.883420           223,223
  1/1/2003 to 12/31/2003...............................     0.883420        1.109164           256,999
  1/1/2004 to 12/31/2004...............................     1.109164        1.284927           209,328
  1/1/2005 to 12/31/2005...............................     1.284927        1.485986           156,146
  1/1/2006 to 12/31/2006...............................     1.485986        1.696026           134,143
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006...........................    16.363114       16.504189                 0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002...........................     1.000000        0.807930            44,819
  1/1/2003 to 12/31/2003...............................     0.807930        1.126945           137,642
  1/1/2004 to 4/30/2004................................     1.126945        1.115093           150,651

                                                                 1.85% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
                                                                                           NUMBER OF
                                                         ACCUMULATION                     ACCUMULATION
                                                         UNIT VALUE AT   ACCUMULATION        UNITS
                                                           BEGINNING     UNIT VALUE AT   OUTSTANDING AT
                                                           OF PERIOD     END OF PERIOD   END OF PERIOD
                                                         -------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(3) (previously
  Janus Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001............................     1.842639        1.515308            43,023
  1/1/2002 to 12/31/2002...............................     1.515308        1.053541            38,872
  1/1/2003 to 12/31/2003...............................     1.053541        1.388745            36,357
  1/1/2004 to 12/31/2004...............................     1.388745        1.592615           148,967
  1/1/2005 to 12/31/2005...............................     1.592615        1.667685           121,506
  1/1/2006 to 12/31/2006...............................     1.667685        1.826429           128,081
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................     2.189947        2.462853                 0
  1/1/2005 to 12/31/2005...............................     2.462853        2.670053             4,598
  1/1/2006 to 12/31/2006...............................     2.670053        2.926887            10,370
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................     2.505256        2.269359            85,627
  1/1/2002 to 12/31/2002...............................     2.269359        1.791922           174,701
  1/1/2003 to 12/31/2003...............................     1.791922        2.229514            86,812
  1/1/2004 to 12/31/2004...............................     2.229514        2.485359            88,980
  1/1/2005 to 12/31/2005...............................     2.485359        2.696805            77,993
  1/1/2006 to 12/31/2006...............................     2.696805        2.959071            72,415
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001............................     0.952992        0.877077            66,878
  1/1/2002 to 12/31/2002...............................     0.877077        0.619548           181,969
  1/1/2003 to 12/31/2003...............................     0.619548        0.879481           189,078
  1/1/2004 to 12/31/2004...............................     0.879481        0.959556           170,894
  1/1/2005 to 12/31/2005...............................     0.959556        0.983382           232,037
  1/1/2006 to 12/31/2006...............................     0.983382        1.059239           239,268
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................     2.866587        3.101380             4,845
  1/1/2005 to 12/31/2005...............................     3.101380        3.340262            45,312
  1/1/2006 to 12/31/2006...............................     3.340262        3.678390            54,682
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................     2.417697        2.527368           151,414
  1/1/2002 to 12/31/2002...............................     2.527368        2.258088           570,820
  1/1/2003 to 12/31/2003...............................     2.258088        2.936075           538,634
  1/1/2004 to 12/31/2004...............................     2.936075        3.163747           576,582
  1/1/2005 to 12/31/2005...............................     3.163747        3.410710           450,545
  1/1/2006 to 12/31/2006...............................     3.410710        3.759739           358,964
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003...........................     0.868997        1.163718             9,825
  1/1/2004 to 12/31/2004...............................     1.163718        1.376792            51,768
  1/1/2005 to 12/31/2005...............................     1.376792        1.544055            70,487
  1/1/2006 to 12/31/2006...............................     1.544055        1.953132           125,991
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002...........................     1.056950        0.878920             7,092
  1/1/2003 to 12/31/2003...............................     0.878920        1.166106           214,966
  1/1/2004 to 12/31/2004...............................     1.166106        1.381496           271,742
  1/1/2005 to 12/31/2005...............................     1.381496        1.549833           186,961
  1/1/2006 to 12/31/2006...............................     1.549833        1.962517           140,718
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................     1.183863        1.273745            22,218
  1/1/2005 to 12/31/2005...............................     1.273745        1.229825            84,674
  1/1/2006 to 12/31/2006...............................     1.229825        1.422712           133,095

                                                                 1.85% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
                                                                                           NUMBER OF
                                                         ACCUMULATION                     ACCUMULATION
                                                         UNIT VALUE AT   ACCUMULATION        UNITS
                                                           BEGINNING     UNIT VALUE AT   OUTSTANDING AT
                                                           OF PERIOD     END OF PERIOD   END OF PERIOD
                                                         -------------   -------------   --------------
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002...........................     1.165659        0.953209           167,441
  1/1/2003 to 12/31/2003...............................     0.953209        1.172864           218,961
  1/1/2004 to 12/31/2004...............................     1.172864        1.281302           302,522
  1/1/2005 to 12/31/2005...............................     1.281302        1.238478           237,850
  1/1/2006 to 12/31/2006...............................     1.238478        1.433874           232,768
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005...........................     0.397840        0.476465            17,229
  1/1/2006 to 12/31/2006...............................     0.476465        0.479560           120,506
Jennison Growth Subaccount (Class B)(8)(12)(previously
  Met/ Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004...........................     0.415008        0.431959                 0
  1/1/2005 to 4/30/2005................................     0.431959        0.393090                 0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005...........................     0.398121        0.477492           107,577
  1/1/2006 to 12/31/2006...............................     0.477492        0.480944           107,474
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/ Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001............................     0.571458        0.488640           124,798
  1/1/2002 to 12/31/2002...............................     0.488640        0.340718           177,725
  1/1/2003 to 12/31/2003...............................     0.340718        0.420437           164,550
  1/1/2004 to 12/31/2004...............................     0.420437        0.431971           168,936
  1/1/2005 to 4/30/2005................................     0.431971        0.397008                 0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002...........................     1.136835        0.961265            24,037
  1/1/2003 to 12/31/2003...............................     0.961265        1.190651           149,719
  1/1/2004 to 12/31/2004...............................     1.190651        1.337100           309,467
  1/1/2005 to 12/31/2005...............................     1.337100        1.418444           471,494
  1/1/2006 to 12/31/2006...............................     1.418444        1.596867           440,436
Legg Mason Partners Aggressive Growth
  Sub-Account(5)(13) (previously Janus Aggressive
  Growth Sub-Account, and before that, Janus Growth
  Sub-Account)
  07/02/2001* to 12/31/2001............................     0.951001        0.772355           106,288
  1/1/2002 to 12/31/2002...............................     0.772355        0.524510           148,841
  1/1/2003 to 12/31/2003...............................     0.524510        0.668877           225,992
  1/1/2004 to 12/31/2004...............................     0.668877        0.712004           246,997
  1/1/2005 to 12/31/2005...............................     0.712004        0.793887           191,694
  1/1/2006 to 12/31/2006...............................     0.793887        0.765824           155,906
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006...........................     9.064007        9.688414               853
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004...........................     7.518786        8.310025                 0
  1/1/2005 to 12/31/2005...............................     8.310025        8.721190                 0
  1/1/2006 to 4/30/2006................................     8.721190        9.101615                 0
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001............................     0.886078        0.819603            40,859
  1/1/2002 to 12/31/2002...............................     0.819603        0.641720           156,500
  1/1/2003 to 12/31/2003...............................     0.641720        0.765404           150,754
  1/1/2004 to 12/31/2004...............................     0.765404        0.836074           282,054
  1/1/2005 to 12/31/2005...............................     0.836074        0.879181           300,167
  1/1/2006 to 4/30/2006................................     0.879181        0.917831                 0

                                                                 1.85% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
                                                                                           NUMBER OF
                                                         ACCUMULATION                     ACCUMULATION
                                                         UNIT VALUE AT   ACCUMULATION        UNITS
                                                           BEGINNING     UNIT VALUE AT   OUTSTANDING AT
                                                           OF PERIOD     END OF PERIOD   END OF PERIOD
                                                         -------------   -------------   --------------
Legg Mason Value Equity Sub-Account(2) (previously
  MFS(R) Investors Trust Sub-Account and, before that,
  MFS(R) Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001............................     0.966673        0.865566             8,533
  1/1/2002 to 12/31/2002...............................     0.865566        0.644011            29,803
  1/1/2003 to 12/31/2003...............................     0.644011        0.783420           150,635
  1/1/2004 to 4/30/2004................................     0.783420        0.796423           243,347
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001............................     1.084173        1.112895            40,082
  1/1/2002 to 12/31/2002...............................     1.112895        1.201097           383,757
  1/1/2003 to 12/31/2003...............................     1.201097        1.218948           411,372
  1/1/2004 to 12/31/2004...............................     1.218948        1.242541           438,800
  1/1/2005 to 12/31/2005...............................     1.242541        1.242429           406,868
  1/1/2006 to 12/31/2006...............................     1.242429        1.266224           407,056
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................     2.238693        2.529148            19,840
  1/1/2005 to 12/31/2005...............................     2.529148        2.648695            89,234
  1/1/2006 to 12/31/2006...............................     2.648695        3.026580            61,836
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................     2.299104        2.170688            23,355
  1/1/2002 to 12/31/2002...............................     2.170688        1.669690           107,049
  1/1/2003 to 12/31/2003...............................     1.669690        2.233795           180,436
  1/1/2004 to 12/31/2004...............................     2.233795        2.548099           252,843
  1/1/2005 to 12/31/2005...............................     2.548099        2.670913           267,158
  1/1/2006 to 12/31/2006...............................     2.670913        3.054895           260,818
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001............................     1.331819        1.336300            71,753
  1/1/2002 to 12/31/2002...............................     1.336300        1.304288           144,282
  1/1/2003 to 12/31/2003...............................     1.304288        1.525690           578,734
  1/1/2004 to 12/31/2004...............................     1.525690        1.619962           611,851
  1/1/2005 to 12/31/2005...............................     1.619962        1.614098           608,418
  1/1/2006 to 12/31/2006...............................     1.614098        1.729546           467,095
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002...........................     1.119366        0.842626            26,727
  1/1/2003 to 12/31/2003...............................     0.842626        1.148687            57,378
  1/1/2004 to 12/31/2004...............................     1.148687        1.200106            62,567
  1/1/2005 to 12/31/2005...............................     1.200106        1.275557            59,506
  1/1/2006 to 12/31/2006...............................     1.275557        1.429836            57,454
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................     9.998479       11.116973             4,622
  1/1/2006 to 12/31/2006...............................    11.116973       12.622725            20,703
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................     9.998479       10.268680            10,774
  1/1/2006 to 12/31/2006...............................    10.268680       10.775641            22,545
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................     9.998479       10.485953            37,117
  1/1/2006 to 12/31/2006...............................    10.485953       11.264222            63,049
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001............................     1.046284        1.022945            59,366
  1/1/2002 to 12/31/2002...............................     1.022945        0.852463           108,174
  1/1/2003 to 12/31/2003...............................     0.852463        1.125970           125,950
  1/1/2004 to 12/31/2004...............................     1.125970        1.279031           161,262
  1/1/2005 to 12/31/2005...............................     1.279031        1.406596           170,138
  1/1/2006 to 12/31/2006...............................     1.406596        1.516564           200,224

                                                                 1.85% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
                                                                                           NUMBER OF
                                                         ACCUMULATION                     ACCUMULATION
                                                         UNIT VALUE AT   ACCUMULATION        UNITS
                                                           BEGINNING     UNIT VALUE AT   OUTSTANDING AT
                                                           OF PERIOD     END OF PERIOD   END OF PERIOD
                                                         -------------   -------------   --------------
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................     9.998479       10.716062            66,967
  1/1/2006 to 12/31/2006...............................    10.716062       11.765671           133,715
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................     9.998479       10.941243             2,456
  1/1/2006 to 12/31/2006...............................    10.941243       12.268223           205,748
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001............................     3.600500        3.328042            34,007
  1/1/2002 to 12/31/2002...............................     3.328042        2.531361           165,994
  1/1/2003 to 12/31/2003...............................     2.531361        3.177613           221,076
  1/1/2004 to 12/31/2004...............................     3.177613        3.439844           228,349
  1/1/2005 to 12/31/2005...............................     3.439844        3.524737           266,279
  1/1/2006 to 12/31/2006...............................     3.524737        3.985791           257,640
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001............................     0.925002        0.844474            54,060
  1/1/2002 to 12/31/2002...............................     0.844474        0.731160           101,507
  1/1/2003 to 12/31/2003...............................     0.731160        0.947757           123,623
  1/1/2004 to 12/31/2004...............................     0.947757        1.112316           247,807
  1/1/2005 to 12/31/2005...............................     1.112316        1.271316           282,360
  1/1/2006 to 12/31/2006...............................     1.271316        1.579614           261,505
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004...........................     3.405512        3.691942            32,158
  1/1/2005 to 12/31/2005...............................     3.691942        3.727785           258,911
  1/1/2006 to 12/31/2006...............................     3.727785        4.096362           231,053
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001............................     1.454822        1.425405           123,058
  1/1/2002 to 12/31/2002...............................     1.425405        1.207224           265,627
  1/1/2003 to 12/31/2003...............................     1.207224        1.417756           517,721
  1/1/2004 to 4/30/2004................................     1.417756        1.403299           872,262
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001............................     0.933426        0.839531            27,550
  1/1/2002 to 12/31/2002...............................     0.839531        0.686005           103,767
  1/1/2003 to 12/31/2003...............................     0.686005        0.923962           424,754
  1/1/2004 to 12/31/2004...............................     0.923962        1.081778           289,023
  1/1/2005 to 12/31/2005...............................     1.081778        1.199345           297,009
  1/1/2006 to 12/31/2006...............................     1.199345        1.477032           241,503
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004...........................     9.998479       12.794986            10,901
  1/1/2005 to 12/31/2005...............................    12.794986       14.230000            21,480
  1/1/2006 to 12/31/2006...............................    14.230000       19.220070            30,780
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001............................     1.532536        1.479690            16,606
  1/1/2002 to 12/31/2002...............................     1.479690        1.308561           149,440
  1/1/2003 to 12/31/2003...............................     1.308561        1.749151            75,531
  1/1/2004 to 12/31/2004...............................     1.749151        2.106104           225,042
  1/1/2005 to 12/31/2005...............................     2.106104        2.314232           207,580
  1/1/2006 to 12/31/2006...............................     2.314232        2.526323           212,387
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005...........................     7.798203        8.442193             1,840
  1/1/2006 to 12/31/2006...............................     8.442193        8.919052             3,298
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004...........................    12.347778       14.201102                57
  1/1/2005 to 12/31/2005...............................    14.201102       16.169317             4,080
  1/1/2006 to 12/31/2006...............................    16.169317       18.469308             6,075

                                                                 1.85% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
                                                                                           NUMBER OF
                                                         ACCUMULATION                     ACCUMULATION
                                                         UNIT VALUE AT   ACCUMULATION        UNITS
                                                           BEGINNING     UNIT VALUE AT   OUTSTANDING AT
                                                           OF PERIOD     END OF PERIOD   END OF PERIOD
                                                         -------------   -------------   --------------
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006...........................    10.847883       10.921273                 0
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001............................     1.005838        1.049555           287,549
  1/1/2002 to 12/31/2002...............................     1.049555        1.126068         1,288,141
  1/1/2003 to 12/31/2003...............................     1.126068        1.153023         2,188,369
  1/1/2004 to 12/31/2004...............................     1.153023        1.188206         1,738,819
  1/1/2005 to 12/31/2005...............................     1.188206        1.192703         1,785,302
  1/1/2006 to 12/31/2006...............................     1.192703        1.223798         1,858,102
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001............................     0.756576        0.606964            95,989
  1/1/2002 to 12/31/2002...............................     0.606964        0.293553            18,562
  1/1/2003 to 12/31/2003...............................     0.293553        0.454084           153,677
  1/1/2004 to 12/31/2004...............................     0.454084        0.426516           151,193
  1/1/2005 to 12/31/2005...............................     0.426516        0.464846           119,728
  1/1/2006 to 12/31/2006...............................     0.464846        0.480745           132,572
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001............................     1.203786        1.167855            49,396
  1/1/2002 to 12/31/2002...............................     1.167855        0.910067           111,573
  1/1/2003 to 12/31/2003...............................     0.910067        1.301795           287,701
  1/1/2004 to 12/31/2004...............................     1.301795        1.500256           297,650
  1/1/2005 to 12/31/2005...............................     1.500256        1.536173           349,366
  1/1/2006 to 12/31/2006...............................     1.536173        1.773219           332,062
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)
  05/01/2004** to 12/31/2004...........................     1.477529        1.508250            11,755
  1/1/2005 to 12/31/2005...............................     1.508250        1.501273            94,387
  1/1/2006 to 12/31/2006...............................     1.501273        1.531527           429,589
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  07/02/2001* to 12/31/2001............................     1.392026        1.430643           379,947
  1/1/2002 to 12/31/2002...............................     1.430643        1.511492           977,904
  1/1/2003 to 12/31/2003...............................     1.511492        1.506758           872,600
  1/1/2004 to 12/31/2004...............................     1.506758        1.520557           734,336
  1/1/2005 to 12/31/2005...............................     1.520557        1.516339           612,862
  1/1/2006 to 12/31/2006...............................     1.516339        1.547792           435,625
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(9)
  05/01/2004** to 12/31/2004...........................     1.787595        1.889445            30,597
  1/1/2005 to 12/31/2005...............................     1.889445        1.902424            87,167
  1/1/2006 to 12/31/2006...............................     1.902424        1.957765            87,468
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(8)(10)
  07/02/2001* to 12/31/2001............................     1.506894        1.538305           103,068
  1/1/2002 to 12/31/2002...............................     1.538305        1.651512           351,381
  1/1/2003 to 12/31/2003...............................     1.651512        1.823846           718,748
  1/1/2004 to 12/31/2004...............................     1.823846        1.906285           869,294
  1/1/2005 to 12/31/2005...............................     1.906285        1.921445           752,797
  1/1/2006 to 12/31/2006...............................     1.921445        1.977898           505,606
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...........................     1.089465        1.177047             4,864
  1/1/2005 to 12/31/2005...............................     1.177047        1.228649            17,368
  1/1/2006 to 12/31/2006...............................     1.228649        1.361573             8,783

                                                                 1.85% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
                                                                                           NUMBER OF
                                                         ACCUMULATION                     ACCUMULATION
                                                         UNIT VALUE AT   ACCUMULATION        UNITS
                                                           BEGINNING     UNIT VALUE AT   OUTSTANDING AT
                                                           OF PERIOD     END OF PERIOD   END OF PERIOD
                                                         -------------   -------------   --------------
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001............................     0.929338        0.820451            81,714
  1/1/2002 to 12/31/2002...............................     0.820451        0.450718           134,696
  1/1/2003 to 12/31/2003...............................     0.450718        0.604574           223,560
  1/1/2004 to 12/31/2004...............................     0.604574        0.699242           475,587
  1/1/2005 to 12/31/2005...............................     0.699242        0.786870           420,373
  1/1/2006 to 12/31/2006...............................     0.786870        0.820100           443,508
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...........................     1.198810        1.274260               950
  1/1/2005 to 12/31/2005...............................     1.274260        1.385018            13,873
  1/1/2006 to 12/31/2006...............................     1.385018        1.409029            37,308

                                                                 2.10% VARIABLE ACCOUNT CHARGE
                                                         ----------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006...........................    13.919666       14.543504                 0
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001............................     1.435610        1.320560            93,775
  1/1/2002 to 12/31/2002...............................     1.320560        1.046728           166,626
  1/1/2003 to 12/31/2003...............................     1.046728        1.573673           229,433
  1/1/2004 to 12/31/2004...............................     1.573673        1.862652           281,903
  1/1/2005 to 12/31/2005...............................     1.862652        2.286502           289,626
  1/1/2006 to 12/31/2006...............................     2.286502        2.777713           390,199
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001............................    11.495493       10.130034            22,270
  1/1/2002 to 12/31/2002...............................    10.130034        7.493513           102,806
  1/1/2003 to 12/31/2003...............................     7.493513       10.038856           228,208
  1/1/2004 to 12/31/2004...............................    10.038856       11.058123           293,639
  1/1/2005 to 12/31/2005...............................    11.058123       12.582428           323,888
  1/1/2006 to 12/31/2006...............................    12.582428       13.580625           326,604
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001............................     7.790110        7.534767            39,554
  1/1/2002 to 12/31/2002...............................     7.534767        6.024627           178,521
  1/1/2003 to 12/31/2003...............................     6.024627        7.812562           351,918
  1/1/2004 to 12/31/2004...............................     7.812562        8.443427           423,615
  1/1/2005 to 12/31/2005...............................     8.443427        8.750697           418,112
  1/1/2006 to 12/31/2006...............................     8.750697        9.872164           405,532

------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004...........................   30.735374        33.952019              306
  1/1/2005 to 12/31/2005...............................   33.952019        36.772052            1,053
  1/1/2006 to 12/31/2006...............................   36.772052        38.396213            3,731
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001............................    3.439469         3.553985           59,043
  1/1/2002 to 12/31/2002...............................    3.553985         3.770053          143,354
  1/1/2003 to 12/31/2003...............................    3.770053         3.903661          283,566
  1/1/2004 to 12/31/2004...............................    3.903661         3.987792          330,466
  1/1/2005 to 12/31/2005...............................    3.987792         3.995255          350,620
  1/1/2006 to 12/31/2006...............................    3.995255         4.080413          334,297
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004...........................   32.031517        34.434146            1,136
  1/1/2005 to 12/31/2005...............................   34.434146        34.723028            1,173
  1/1/2006 to 12/31/2006...............................   34.723028        37.543447            1,863
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001............................    6.410958         5.839601            4,566
  1/1/2002 to 12/31/2002...............................    5.839601         4.221542           16,215
  1/1/2003 to 12/31/2003...............................    4.221542         5.378222           20,661
  1/1/2004 to 12/31/2004...............................    5.378222         5.833040           26,275
  1/1/2005 to 12/31/2005...............................    5.833040         5.910455           26,108
  1/1/2006 to 12/31/2006...............................    5.910455         6.598524           17,751
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    1.057386         1.162246           46,958
  1/1/2005 to 12/31/2005...............................    1.162246         1.203210           84,217
  1/1/2006 to 12/31/2006...............................    1.203210         1.405767          149,701
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002...........................    1.000000         0.789497              100
  1/1/2003 to 12/31/2003...............................    0.789497         1.048437          108,521
  1/1/2004 to 12/31/2004...............................    1.048437         1.165102          193,380
  1/1/2005 to 12/31/2005...............................    1.165102         1.207691          183,251
  1/1/2006 to 12/31/2006...............................    1.207691         1.411893          277,510
BlackRock Legacy Large Cap Growth Sub-Account (Class
  B)(8)
  05/01/2004** to 12/31/2004...........................    2.201223         2.403197              922
  1/1/2005 to 12/31/2005...............................    2.403197         2.516095            9,830
  1/1/2006 to 12/31/2006...............................    2.516095         2.563511           23,095
BlackRock Legacy Large Cap Growth Sub-Account (Class
  E)(9)
  07/02/2001* to 12/31/2001............................    2.881346         2.624563           12,874
  1/1/2002 to 12/31/2002...............................    2.624563         1.718329           51,854
  1/1/2003 to 12/31/2003...............................    1.718329         2.273436           95,491
  1/1/2004 to 12/31/2004...............................    2.273436         2.421303           73,792
  1/1/2005 to 12/31/2005...............................    2.421303         2.537375           66,523
  1/1/2006 to 12/31/2006...............................    2.537375         2.587987           59,132

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001............................    2.008355         2.014060          220,232
  1/1/2002 to 12/31/2002...............................    2.014060         1.998162          272,112
  1/1/2003 to 12/31/2003...............................    1.998162         1.970453          803,996
  1/1/2004 to 12/31/2004...............................    1.970453         1.946482        1,200,883
  1/1/2005 to 12/31/2005...............................    1.946482         1.959327        1,190,244
  1/1/2006 to 12/31/2006...............................    1.959327         2.009047          414,504
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    1.577550         1.768335           54,367
  1/1/2005 to 12/31/2005...............................    1.768335         1.802092          144,908
  1/1/2006 to 12/31/2006...............................    1.802092         2.057989          169,414
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................    1.420982         1.386605           30,583
  1/1/2002 to 12/31/2002...............................    1.386605         1.067631          234,686
  1/1/2003 to 12/31/2003...............................    1.067631         1.569640          433,017
  1/1/2004 to 12/31/2004...............................    1.569640         1.772705          572,874
  1/1/2005 to 12/31/2005...............................    1.772705         1.807355          481,003
  1/1/2006 to 12/31/2006...............................    1.807355         2.067528          403,558
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006...........................   10.479788        11.084714            2,476
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006...........................   10.670054        11.337781                0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    2.711526         2.907697           88,526
  1/1/2005 to 12/31/2005...............................    2.907697         3.136758          259,133
  1/1/2006 to 12/31/2006...............................    3.136758         3.516900          346,664
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................    2.687376         2.542672          121,352
  1/1/2002 to 12/31/2002...............................    2.542672         2.080839          313,036
  1/1/2003 to 12/31/2003...............................    2.080839         2.667899          311,863
  1/1/2004 to 12/31/2004...............................    2.667899         2.933903          550,467
  1/1/2005 to 12/31/2005...............................    2.933903         3.169065          587,118
  1/1/2006 to 12/31/2006...............................    3.169065         3.555768          487,070
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    1.100310         1.252352           25,226
  1/1/2005 to 12/31/2005...............................    1.252352         1.444243           83,484
  1/1/2006 to 12/31/2006...............................    1.444243         1.646278          170,794
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................    1.186338         1.080853           10,065
  1/1/2002 to 12/31/2002...............................    1.080853         0.873156           37,534
  1/1/2003 to 12/31/2003...............................    0.873156         1.095183          121,512
  1/1/2004 to 12/31/2004...............................    1.095183         1.267460           98,404
  1/1/2005 to 12/31/2005...............................    1.267460         1.464325          136,770
  1/1/2006 to 12/31/2006...............................    1.464325         1.669638          169,539
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006...........................   16.205566        16.334444              431
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002...........................    1.000000         0.807382              100
  1/1/2003 to 12/31/2003...............................    0.807382         1.125050           38,408
  1/1/2004 to 4/30/2004................................    1.125050         1.112852          104,433

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
FI Mid Cap Opportunities Sub-Account(3) (previously
  Janus Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001............................    1.834666         1.508004                0
  1/1/2002 to 12/31/2002...............................    1.508004         1.047409           17,205
  1/1/2003 to 12/31/2003...............................    1.047409         1.379275           28,005
  1/1/2004 to 12/31/2004...............................    1.379275         1.580170           62,363
  1/1/2005 to 12/31/2005...............................    1.580170         1.653004           44,664
  1/1/2006 to 12/31/2006...............................    1.653004         1.808545           62,688
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    2.165952         2.434253              512
  1/1/2005 to 12/31/2005...............................    2.434253         2.636417           86,939
  1/1/2006 to 12/31/2006...............................    2.636417         2.887135          142,467
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................    2.484860         2.249757           46,359
  1/1/2002 to 12/31/2002...............................    2.249757         1.774666          165,117
  1/1/2003 to 12/31/2003...............................    1.774666         2.205845           60,867
  1/1/2004 to 12/31/2004...............................    2.205845         2.456510           66,054
  1/1/2005 to 12/31/2005...............................    2.456510         2.662845           69,669
  1/1/2006 to 12/31/2006...............................    2.662845         2.918896           76,496
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001............................    0.952829         0.876485           83,475
  1/1/2002 to 12/31/2002...............................    0.876485         0.618513          139,280
  1/1/2003 to 12/31/2003...............................    0.618513         0.877138          140,671
  1/1/2004 to 12/31/2004...............................    0.877138         0.956041          137,839
  1/1/2005 to 12/31/2005...............................    0.956041         0.978803          161,391
  1/1/2006 to 12/31/2006...............................    0.978803         1.053255          143,973
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    2.835184         3.065371           47,523
  1/1/2005 to 12/31/2005...............................    3.065371         3.298190          107,299
  1/1/2006 to 12/31/2006...............................    3.298190         3.628440          112,133
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................    2.398010         2.505536                0
  1/1/2002 to 12/31/2002...............................    2.505536         2.236337                0
  1/1/2003 to 12/31/2003...............................    2.236337         2.904875          231,534
  1/1/2004 to 12/31/2004...............................    2.904875         3.126989          399,387
  1/1/2005 to 12/31/2005...............................    3.126989         3.367724          373,412
  1/1/2006 to 12/31/2006...............................    3.367724         3.708654          283,538
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003...........................    0.867642         1.161131           17,397
  1/1/2004 to 12/31/2004...............................    1.161131         1.372355          362,991
  1/1/2005 to 12/31/2005...............................    1.372355         1.537545          523,008
  1/1/2006 to 12/31/2006...............................    1.537545         1.942959          569,430
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002...........................    1.056359         0.877835          277,772
  1/1/2003 to 12/31/2003...............................    0.877835         1.163504                0
  1/1/2004 to 12/31/2004...............................    1.163504         1.377032           17,062
  1/1/2005 to 12/31/2005...............................    1.377032         1.543286           17,209
  1/1/2006 to 12/31/2006...............................    1.543286         1.952280           23,037
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    1.177387         1.265937           57,797
  1/1/2005 to 12/31/2005...............................    1.265937         1.221069          103,536
  1/1/2006 to 12/31/2006...............................    1.221069         1.411175          191,084

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002...........................    1.161613         0.949257           25,941
  1/1/2003 to 12/31/2003...............................    0.949257         1.166833          124,213
  1/1/2004 to 12/31/2004...............................    1.166833         1.273436          158,817
  1/1/2005 to 12/31/2005...............................    1.273436         1.229648          121,532
  1/1/2006 to 12/31/2006...............................    1.229648         1.422232          121,176
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005...........................    0.395851         0.473769           21,777
  1/1/2006 to 12/31/2006...............................    0.473769         0.476371           21,777
Jennison Growth Subaccount (Class B)(8)(12)(previously
  Met/ Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004...........................    0.413345         0.429943                0
  1/1/2005 to 4/30/2005................................    0.429943         0.391129                0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005...........................    0.396131         0.474791          130,805
  1/1/2006 to 12/31/2006...............................    0.474791         0.477746           69,883
Jennison Growth Subaccount (Class E)(9)(12)(previously
  Met/ Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001............................    0.570787         0.487828          182,320
  1/1/2002 to 12/31/2002...............................    0.487828         0.339806          201,314
  1/1/2003 to 12/31/2003...............................    0.339806         0.418895          244,394
  1/1/2004 to 12/31/2004...............................    0.418895         0.429955          145,134
  1/1/2005 to 4/30/2005................................    0.429955         0.395027                0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002...........................    1.136200         0.960092            5,923
  1/1/2003 to 12/31/2003...............................    0.960092         1.188010           21,850
  1/1/2004 to 12/31/2004...............................    1.188010         1.332796           48,192
  1/1/2005 to 12/31/2005...............................    1.332796         1.412470           37,164
  1/1/2006 to 12/31/2006...............................    1.412470         1.588558           44,541
Legg Mason Partners Aggressive Growth
  Sub-Account(5)(13) (previously Janus Aggressive
  Growth Sub-Account, and before that, Janus Growth
  Sub-Account)
  07/02/2001* to 12/31/2001............................    0.950839         0.771837          107,551
  1/1/2002 to 12/31/2002...............................    0.771837         0.523633          211,745
  1/1/2003 to 12/31/2003...............................    0.523633         0.667104          196,256
  1/1/2004 to 12/31/2004...............................    0.667104         0.709405          155,673
  1/1/2005 to 12/31/2005...............................    0.709405         0.790201          164,558
  1/1/2006 to 12/31/2006...............................    0.790201         0.761508          156,670
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006...........................    9.000686         9.614354            3,572
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004...........................    7.481164         8.262964              215
  1/1/2005 to 12/31/2005...............................    8.262964         8.663158            2,936
  1/1/2006 to 4/30/2006................................    8.663158         9.038131            3,418
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001............................    0.884152         0.817414                0
  1/1/2002 to 12/31/2002...............................    0.817414         0.639359              113
  1/1/2003 to 12/31/2003...............................    0.639359         0.761825            8,586
  1/1/2004 to 12/31/2004...............................    0.761825         0.831330          160,731
  1/1/2005 to 12/31/2005...............................    0.831330         0.873322          171,139
  1/1/2006 to 4/30/2006................................    0.873322         0.911419                0

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
Legg Mason Value Equity Sub-Account(2) (previously
  MFS(R) Investors Trust Sub-Account and, before that,
  MFS(R) Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001............................    0.964571         0.863251           11,616
  1/1/2002 to 12/31/2002...............................    0.863251         0.641647           43,565
  1/1/2003 to 12/31/2003...............................    0.641647         0.779763           66,762
  1/1/2004 to 4/30/2004................................    0.779763         0.792445           74,364
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001............................    1.081307         1.109395           23,997
  1/1/2002 to 12/31/2002...............................    1.109395         1.196133           75,524
  1/1/2003 to 12/31/2003...............................    1.196133         1.212698          311,544
  1/1/2004 to 12/31/2004...............................    1.212698         1.234931          389,638
  1/1/2005 to 12/31/2005...............................    1.234931         1.233588          486,389
  1/1/2006 to 12/31/2006...............................    1.233588         1.255961          483,023
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    2.216389         2.502291           11,597
  1/1/2005 to 12/31/2005...............................    2.502291         2.617958           25,452
  1/1/2006 to 12/31/2006...............................    2.617958         2.988475           51,117
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................    2.282672         2.154109           15,539
  1/1/2002 to 12/31/2002...............................    2.154109         1.655281           51,749
  1/1/2003 to 12/31/2003...............................    1.655281         2.212305           69,640
  1/1/2004 to 12/31/2004...............................    2.212305         2.521057           97,412
  1/1/2005 to 12/31/2005...............................    2.521057         2.639934           99,754
  1/1/2006 to 12/31/2006...............................    2.639934         3.016453          103,043
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001............................    1.324949         1.328748            5,256
  1/1/2002 to 12/31/2002...............................    1.328748         1.295619           41,947
  1/1/2003 to 12/31/2003...............................    1.295619         1.514036          405,947
  1/1/2004 to 12/31/2004...............................    1.514036         1.605976          761,359
  1/1/2005 to 12/31/2005...............................    1.605976         1.598569          851,541
  1/1/2006 to 12/31/2006...............................    1.598569         1.711199          819,116
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002...........................    1.118741         0.841585           34,441
  1/1/2003 to 12/31/2003...............................    0.841585         1.146127           51,517
  1/1/2004 to 12/31/2004...............................    1.146127         1.196231           92,697
  1/1/2005 to 12/31/2005...............................    1.196231         1.270171           89,617
  1/1/2006 to 12/31/2006...............................    1.270171         1.422380           94,555
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................    9.998397        11.109518                0
  1/1/2006 to 12/31/2006...............................   11.109518        12.601688           22,728
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................    9.998397        10.261789                0
  1/1/2006 to 12/31/2006...............................   10.261789        10.757677            3,631
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................    9.998397        10.478919           30,634
  1/1/2006 to 12/31/2006...............................   10.478919        11.245445          119,336
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001............................    1.045247         1.021416           58,568
  1/1/2002 to 12/31/2002...............................    1.021416         0.850343           96,070
  1/1/2003 to 12/31/2003...............................    0.850343         1.122044          148,295
  1/1/2004 to 12/31/2004...............................    1.122044         1.273295          120,744
  1/1/2005 to 12/31/2005...............................    1.273295         1.398892          241,764
  1/1/2006 to 12/31/2006...............................    1.398892         1.506754          306,319

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................    9.998397        10.708874           65,516
  1/1/2006 to 12/31/2006...............................   10.708874        11.746060          250,282
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005...........................    9.998397        10.933905          119,105
  1/1/2006 to 12/31/2006...............................   10.933905        12.247775          184,709
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001............................    3.560497         3.289425           24,005
  1/1/2002 to 12/31/2002...............................    3.289425         2.499483           95,818
  1/1/2003 to 12/31/2003...............................    2.499483         3.134477           96,716
  1/1/2004 to 12/31/2004...............................    3.134477         3.389747          193,189
  1/1/2005 to 12/31/2005...............................    3.389747         3.469943          335,166
  1/1/2006 to 12/31/2006...............................    3.469943         3.919918          304,269
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001............................    0.924647         0.843728            5,957
  1/1/2002 to 12/31/2002...............................    0.843728         0.729778           46,061
  1/1/2003 to 12/31/2003...............................    0.729778         0.945026          101,377
  1/1/2004 to 12/31/2004...............................    0.945026         1.107999          143,409
  1/1/2005 to 12/31/2005...............................    1.107999         1.265120          194,392
  1/1/2006 to 12/31/2006...............................    1.265120         1.570349          335,760
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004...........................    3.348043         3.627233          525,031
  1/1/2005 to 12/31/2005...............................    3.627233         3.658797          174,883
  1/1/2006 to 12/31/2006...............................    3.658797         4.016546          189,803
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001............................    1.445146         1.415219           68,427
  1/1/2002 to 12/31/2002...............................    1.415219         1.197402          308,024
  1/1/2003 to 12/31/2003...............................    1.197402         1.404814          261,686
  1/1/2004 to 4/30/2004................................    1.404814         1.390032          607,241
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001............................    0.930958         0.836899            6,859
  1/1/2002 to 12/31/2002...............................    0.836899         0.683168           42,456
  1/1/2003 to 12/31/2003...............................    0.683168         0.919223           83,836
  1/1/2004 to 12/31/2004...............................    0.919223         1.075152          263,650
  1/1/2005 to 12/31/2005...............................    1.075152         1.190811          449,763
  1/1/2006 to 12/31/2006...............................    1.190811         1.465061          599,910
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004...........................    9.998397        12.786410           13,564
  1/1/2005 to 12/31/2005...............................   12.786410        14.206292           35,504
  1/1/2006 to 12/31/2006...............................   14.206292        19.168944           72,880
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001............................    1.528486         1.475044            5,550
  1/1/2002 to 12/31/2002...............................    1.475044         1.303133            5,590
  1/1/2003 to 12/31/2003...............................    1.303133         1.740135          138,714
  1/1/2004 to 12/31/2004...............................    1.740135         2.093150          232,084
  1/1/2005 to 12/31/2005...............................    2.093150         2.297706          387,653
  1/1/2006 to 12/31/2006...............................    2.297706         2.505783          510,618
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005...........................    7.765357         8.401066                0
  1/1/2006 to 12/31/2006...............................    8.401066         8.866752            4,921
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004...........................   12.259526        14.090257                0
  1/1/2005 to 12/31/2005...............................   14.090257        16.027126              326
  1/1/2006 to 12/31/2006...............................   16.027126        18.288645            2,558

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006...........................   10.815353        10.881304            1,811
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001............................    1.005452         1.048627                0
  1/1/2002 to 12/31/2002...............................    1.048627         1.123949          142,585
  1/1/2003 to 12/31/2003...............................    1.123949         1.149700        1,012,550
  1/1/2004 to 12/31/2004...............................    1.149700         1.183594        1,115,374
  1/1/2005 to 12/31/2005...............................    1.183594         1.186889        1,197,306
  1/1/2006 to 12/31/2006...............................    1.186889         1.216618        1,143,591
RCM Global Technology Sub-Account (14) (previously RCA
  Global Technology Sub-Account)
  07/02/2001* to 12/31/2001............................    0.756284         0.606431           16,536
  1/1/2002 to 12/31/2002...............................    0.606431         0.293005           65,868
  1/1/2003 to 12/31/2003...............................    0.293005         0.452785          198,811
  1/1/2004 to 12/31/2004...............................    0.452785         0.424869          327,498
  1/1/2005 to 12/31/2005...............................    0.424869         0.462589          434,081
  1/1/2006 to 12/31/2006...............................    0.462589         0.477935          324,315
Russell(R) 2000 Index Sub-Account
  07/02/2001* to 12/31/2001............................    1.200603         1.164191           41,306
  1/1/2002 to 12/31/2002...............................    1.164191         0.906299           77,389
  1/1/2003 to 12/31/2003...............................    0.906299         1.295122          113,352
  1/1/2004 to 12/31/2004...............................    1.295122         1.491071          169,809
  1/1/2005 to 12/31/2005...............................    1.491071         1.525247          159,237
  1/1/2006 to 12/31/2006...............................    1.525247         1.758852          223,695
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004...........................    1.463541         1.492981            7,193
  1/1/2005 to 12/31/2005...............................    1.492981         1.484593          114,390
  1/1/2006 to 12/31/2006...............................    1.484593         1.513002           86,982
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  07/02/2001* to 12/31/2001............................    1.382767         1.420413           81,484
  1/1/2002 to 12/31/2002...............................    1.420413         1.499178          307,626
  1/1/2003 to 12/31/2003...............................    1.499178         1.492986          464,934
  1/1/2004 to 12/31/2004...............................    1.492986         1.505148          548,668
  1/1/2005 to 12/31/2005...............................    1.505148         1.499477          538,925
  1/1/2006 to 12/31/2006...............................    1.499477         1.529055          487,737
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004...........................    1.770673         1.870319           52,991
  1/1/2005 to 12/31/2005...............................    1.870319         1.881289          166,706
  1/1/2006 to 12/31/2006...............................    1.881289         1.934086          226,759
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001............................    1.496872         1.527317           18,898
  1/1/2002 to 12/31/2002...............................    1.527317         1.638059          156,100
  1/1/2003 to 12/31/2003...............................    1.638059         1.807173          420,899
  1/1/2004 to 12/31/2004...............................    1.807173         1.886965          620,532
  1/1/2005 to 12/31/2005...............................    1.886965         1.900076          633,408
  1/1/2006 to 12/31/2006...............................    1.900076         1.953952          557,480
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...........................    1.083503         1.169830           17,481
  1/1/2005 to 12/31/2005...............................    1.169830         1.219899           36,035
  1/1/2006 to 12/31/2006...............................    1.219899         1.350528          136,717

                                                                  1.95% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
                                                                                            NUMBER OF
                                                         ACCUMULATION                      ACCUMULATION
                                                          UNIT VALUE     ACCUMULATION         UNITS
                                                         AT BEGINNING    UNIT VALUE AT    OUTSTANDING AT
                                                          OF PERIOD      END OF PERIOD    END OF PERIOD
                                                         ------------    -------------    --------------
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001............................    0.928979         0.819713           24,117
  1/1/2002 to 12/31/2002...............................    0.819713         0.449852           92,081
  1/1/2003 to 12/31/2003...............................    0.449852         0.602810          624,371
  1/1/2004 to 12/31/2004...............................    0.602810         0.696503          857,272
  1/1/2005 to 12/31/2005...............................    0.696503         0.783007          857,147
  1/1/2006 to 12/31/2006...............................    0.783007         0.815261          877,594
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004...........................    1.190237         1.264309           24,891
  1/1/2005 to 12/31/2005...............................    1.264309         1.372832           28,765
  1/1/2006 to 12/31/2006...............................    1.372832         1.395240           40,947

                                                                  2.20% VARIABLE ACCOUNT CHARGE
                                                         -----------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006...........................   13.794839        14.403530            9,302
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001............................    1.431058         1.315721            2,408
  1/1/2002 to 12/31/2002...............................    1.315721         1.041846           38,659
  1/1/2003 to 12/31/2003...............................    1.041846         1.564764          118,628
  1/1/2004 to 12/31/2004...............................    1.564764         1.850253          216,798
  1/1/2005 to 12/31/2005...............................    1.850253         2.269019          373,694
  1/1/2006 to 12/31/2006...............................    2.269019         2.753726          531,915
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001............................   11.297123         9.950260           16,083
  1/1/2002 to 12/31/2002...............................    9.950260         7.353160           66,881
  1/1/2003 to 12/31/2003...............................    7.353160         9.841006          180,121
  1/1/2004 to 12/31/2004...............................    9.841006        10.829321          250,582
  1/1/2005 to 12/31/2005...............................   10.829321        12.309813          278,813
  1/1/2006 to 12/31/2006...............................   12.309813        13.273138          286,635
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001............................    7.655703         7.401072            9,338
  1/1/2002 to 12/31/2002...............................    7.401072         5.911793           41,859
  1/1/2003 to 12/31/2003...............................    5.911793         7.658592          191,525
  1/1/2004 to 12/31/2004...............................    7.658592         8.268729          306,459
  1/1/2005 to 12/31/2005...............................    8.268729         8.561100          346,257
  1/1/2006 to 12/31/2006...............................    8.561100         9.648645          371,609

------------
  * Date on which the Contract first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004.............................   30.490081       33.669887              0
  1/1/2005 to 12/31/2005.................................   33.669887       36.448314              0
  1/1/2006 to 12/31/2006.................................   36.448314       38.039193              0
BlackRock Bond Income Sub-Account (Class B)
  07/02/2001* to 12/31/2001..............................    3.408891        3.521507              0
  1/1/2002 to 12/31/2002.................................    3.521507        3.733737             29
  1/1/2003 to 12/31/2003.................................    3.733737        3.864128         21,027
  1/1/2004 to 12/31/2004.................................    3.864128        3.945428         19,377
  1/1/2005 to 12/31/2005.................................    3.945428        3.950841         22,229
  1/1/2006 to 12/31/2006.................................    3.950841        4.033040         17,755
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004.............................   31.747219       34.117212              0
  1/1/2005 to 12/31/2005.................................   34.117212       34.386285              0
  1/1/2006 to 12/31/2006.................................   34.386285       37.160821              0
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  07/02/2001* to 12/31/2001..............................    6.353418        5.785748              0
  1/1/2002 to 12/31/2002.................................    5.785748        4.180522             16
  1/1/2003 to 12/31/2003.................................    4.180522        5.323306              0
  1/1/2004 to 12/31/2004.................................    5.323306        5.770587              0
  1/1/2005 to 12/31/2005.................................    5.770587        5.844259              0
  1/1/2006 to 12/31/2006.................................    5.844259        6.521369              0
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    1.056325        1.160695              0
  1/1/2005 to 12/31/2005.................................    1.160695        1.201005              0
  1/1/2006 to 12/31/2006.................................    1.201005        1.402492              0
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2002** to 12/31/2002.............................    1.000000        0.789233          5,415
  1/1/2003 to 12/31/2003.................................    0.789233        1.047551         18,024
  1/1/2004 to 12/31/2004.................................    1.047551        1.163534         16,889
  1/1/2005 to 12/31/2005.................................    1.163534        1.205466         16,830
  1/1/2006 to 12/31/2006.................................    1.205466        1.408589         16,224
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    2.190778        2.391001              0
  1/1/2005 to 12/31/2005.................................    2.391001        2.502078              0
  1/1/2006 to 12/31/2006.................................    2.502078        2.547958              0
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001..............................    2.871750        2.615172              0
  1/1/2002 to 12/31/2002.................................    2.615172        1.711329             35
  1/1/2003 to 12/31/2003.................................    1.711329        2.263043              0
  1/1/2004 to 12/31/2004.................................    2.263043        2.409027              0
  1/1/2005 to 12/31/2005.................................    2.409027        2.523252              0
  1/1/2006 to 12/31/2006.................................    2.523252        2.572298              0

                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
BlackRock Money Market Sub-Account (Class B)
  07/02/2001* to 12/31/2001..............................    1.990499        1.995654              0
  1/1/2002 to 12/31/2002.................................    1.995654        1.978926          2,170
  1/1/2003 to 12/31/2003.................................    1.978926        1.950508          9,680
  1/1/2004 to 12/31/2004.................................    1.950508        1.925813         36,414
  1/1/2005 to 12/31/2005.................................    1.925813        1.937556         10,168
  1/1/2006 to 12/31/2006.................................    1.937556        1.985733         10,260
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    1.574532        1.764366              0
  1/1/2005 to 12/31/2005.................................    1.764366        1.797152              0
  1/1/2006 to 12/31/2006.................................    1.797152        2.051324              0
BlackRock Strategic Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001..............................    1.420278        1.385578              0
  1/1/2002 to 12/31/2002.................................    1.385578        1.066310             70
  1/1/2003 to 12/31/2003.................................    1.066310        1.566922              0
  1/1/2004 to 12/31/2004.................................    1.566922        1.768749              0
  1/1/2005 to 12/31/2005.................................    1.768749        1.802423              0
  1/1/2006 to 12/31/2006.................................    1.802423        2.060858              0
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006.............................   10.476731       11.077806              0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006.............................   10.666941       11.330716              0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    2.698663        2.892945              0
  1/1/2005 to 12/31/2005.................................    2.892945        3.119287              0
  1/1/2006 to 12/31/2006.................................    3.119287        3.495569              0
Davis Venture Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001..............................    2.678428        2.533570              0
  1/1/2002 to 12/31/2002.................................    2.533570        2.072358             37
  1/1/2003 to 12/31/2003.................................    2.072358        2.655693              0
  1/1/2004 to 12/31/2004.................................    2.655693        2.919016              0
  1/1/2005 to 12/31/2005.................................    2.919016        3.151414              0
  1/1/2006 to 12/31/2006.................................    3.151414        3.534201              0
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    1.093169        1.243813              0
  1/1/2005 to 12/31/2005.................................    1.243813        1.433681              0
  1/1/2006 to 12/31/2006.................................    1.433681        1.633423              0
FI International Stock Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001..............................    1.180315        1.075100              0
  1/1/2002 to 12/31/2002.................................    1.075100        0.868076             85
  1/1/2003 to 12/31/2003.................................    0.868076        1.088260              0
  1/1/2004 to 12/31/2004.................................    1.088260        1.258817              0
  1/1/2005 to 12/31/2005.................................    1.258817        1.453615              0
  1/1/2006 to 12/31/2006.................................    1.453615        1.656600              0
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006.............................   16.127362       16.250227              0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2002** to 12/31/2002.............................    1.000000        0.807111            100
  1/1/2003 to 12/31/2003.................................    0.807111        1.124118              0
  1/1/2004 to 4/30/2004..................................    1.124118        1.111747              0

                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  07/02/2001* to 12/31/2001..............................    1.830692        1.504357              0
  1/1/2002 to 12/31/2002.................................    1.504357        1.044351             55
  1/1/2003 to 12/31/2003.................................    1.044351        1.374567              0
  1/1/2004 to 12/31/2004.................................    1.374567        1.573986              0
  1/1/2005 to 12/31/2005.................................    1.573986        1.645715              0
  1/1/2006 to 12/31/2006.................................    1.645715        1.799673              0
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    2.154053        2.420078              0
  1/1/2005 to 12/31/2005.................................    2.420078        2.619758              0
  1/1/2006 to 12/31/2006.................................    2.619758        2.867462              0
FI Value Leaders Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001..............................    2.474725        2.240022              0
  1/1/2002 to 12/31/2002.................................    2.240022        1.766109             40
  1/1/2003 to 12/31/2003.................................    1.766109        2.194107              0
  1/1/2004 to 12/31/2004.................................    2.194107        2.442214              0
  1/1/2005 to 12/31/2005.................................    2.442214        2.646029              0
  1/1/2006 to 12/31/2006.................................    2.646029        2.899017              0
Franklin Templeton Small Cap Growth Sub-Account
  07/02/2001* to 12/31/2001..............................    0.952748        0.876193              0
  1/1/2002 to 12/31/2002.................................    0.876193        0.617989            105
  1/1/2003 to 12/31/2003.................................    0.617989        0.875959              0
  1/1/2004 to 12/31/2004.................................    0.875959        0.954277              0
  1/1/2005 to 12/31/2005.................................    0.954277        0.976511              0
  1/1/2006 to 12/31/2006.................................    0.976511        1.050265              0
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    2.819611        3.047524              0
  1/1/2005 to 12/31/2005.................................    3.047524        3.277353              0
  1/1/2006 to 12/31/2006.................................    3.277353        3.603719              0
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001..............................    2.388226        2.494693              0
  1/1/2002 to 12/31/2002.................................    2.494693        2.225548             42
  1/1/2003 to 12/31/2003.................................    2.225548        2.889418          8,959
  1/1/2004 to 12/31/2004.................................    2.889418        3.108792          7,320
  1/1/2005 to 12/31/2005.................................    3.108792        3.346457          8,555
  1/1/2006 to 12/31/2006.................................    3.346457        3.683397          7,935
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003.............................    0.866966        1.159838              0
  1/1/2004 to 12/31/2004.................................    1.159838        1.370141              0
  1/1/2005 to 12/31/2005.................................    1.370141        1.534299              0
  1/1/2006 to 12/31/2006.................................    1.534299        1.937892              0
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2002** to 12/31/2002.............................    1.056063        0.877293             95
  1/1/2003 to 12/31/2003.................................    0.877293        1.162207              0
  1/1/2004 to 12/31/2004.................................    1.162207        1.374808              0
  1/1/2005 to 12/31/2005.................................    1.374808        1.540026              0
  1/1/2006 to 12/31/2006.................................    1.540026        1.947185          8,897
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    1.174162        1.262051              0
  1/1/2005 to 12/31/2005.................................    1.262051        1.216714              0
  1/1/2006 to 12/31/2006.................................    1.216714        1.405441              0

                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2002** to 12/31/2002.............................    1.159596        0.947298             86
  1/1/2003 to 12/31/2003.................................    0.947298        1.163845              0
  1/1/2004 to 12/31/2004.................................    1.163845        1.269538              0
  1/1/2005 to 12/31/2005.................................    1.269538        1.225273              0
  1/1/2006 to 12/31/2006.................................    1.225273        1.416466              0
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005.............................    0.394860        0.472427              0
  1/1/2006 to 12/31/2006.................................    0.472427        0.474784              0
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004.............................    0.412516        0.428939              0
  1/1/2005 to 4/30/2005..................................    0.428939        0.390152              0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005.............................    0.395135        0.473440              0
  1/1/2006 to 12/31/2006.................................    0.473440        0.476150              0
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Sub-Account (Class E))
  07/02/2001* to 12/31/2001..............................    0.570453        0.487423              0
  1/1/2002 to 12/31/2002.................................    0.487423        0.339352            175
  1/1/2003 to 12/31/2003.................................    0.339352        0.418122              0
  1/1/2004 to 12/31/2004.................................    0.418122        0.428946              0
  1/1/2005 to 4/30/2005..................................    0.428946        0.394035              0
Lazard Mid-Cap Sub-Account(11)
  05/01/2002** to 12/31/2002.............................    1.135883        0.959496             88
  1/1/2003 to 12/31/2003.................................    0.959496        1.186679              0
  1/1/2004 to 12/31/2004.................................    1.186679        1.330636              0
  1/1/2005 to 12/31/2005.................................    1.330636        1.409478              0
  1/1/2006 to 12/31/2006.................................    1.409478        1.584402              0
Legg Mason Partners Aggressive Growth Sub-Account(5)(13) (previously Janus Aggressive Growth
  Sub-Account, and before that, Janus Growth Sub-Account)
  07/02/2001* to 12/31/2001..............................    0.950758        0.771578              0
  1/1/2002 to 12/31/2002.................................    0.771578        0.523195            105
  1/1/2003 to 12/31/2003.................................    0.523195        0.666195              0
  1/1/2004 to 12/31/2004.................................    0.666195        0.708083              0
  1/1/2005 to 12/31/2005.................................    0.708083        0.788334              0
  1/1/2006 to 12/31/2006.................................    0.788334        0.759330              0
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006.............................    8.969191        9.577536              0
Legg Mason Value Equity Sub-Account(8)(11) (previously MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004.............................    7.462424        8.239533              0
  1/1/2005 to 12/31/2005.................................    8.239533        8.634287              0
  1/1/2006 to 4/30/2006..................................    8.634287        9.006555              0
Legg Mason Value Equity Sub-Account(9)(11) (previously MFS(R) Investors Trust Sub-Account)(Class E)
  07/02/2001* to 12/31/2001..............................    0.883191        0.816319              0
  1/1/2002 to 12/31/2002.................................    0.816319        0.638189            113
  1/1/2003 to 12/31/2003.................................    0.638189        0.760051              0
  1/1/2004 to 12/31/2004.................................    0.760051        0.828979              0
  1/1/2005 to 12/31/2005.................................    0.828979        0.870418              0
  1/1/2006 to 4/30/2006..................................    0.870418        0.908242              0

                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Legg Mason Value Equity Sub-Account(2) (previously MFS(R) Investors Trust Sub-Account and, before that,
MFS(R) Research Managers Sub-Account)(Class B)
  07/02/2001* to 12/31/2001..............................    0.963522        0.862102              0
  1/1/2002 to 12/31/2002.................................    0.862102        0.640473            104
  1/1/2003 to 12/31/2003.................................    0.640473        0.777952              0
  1/1/2004 to 4/30/2004..................................    0.777952        0.790475              0
Lehman Brothers Aggregate Bond Index Sub-Account
  07/02/2001* to 12/31/2001..............................    1.079877        1.107654              0
  1/1/2002 to 12/31/2002.................................    1.107654        1.193659             93
  1/1/2003 to 12/31/2003.................................    1.193659        1.209580              0
  1/1/2004 to 12/31/2004.................................    1.209580        1.231139              0
  1/1/2005 to 12/31/2005.................................    1.231139        1.229186              0
  1/1/2006 to 12/31/2006.................................    1.229186        1.250855              0
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    2.205321        2.488969              0
  1/1/2005 to 12/31/2005.................................    2.488969        2.602723              0
  1/1/2006 to 12/31/2006.................................    2.602723        2.969603              0
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001..............................    2.274500        2.145854              0
  1/1/2002 to 12/31/2002.................................    2.145854        1.648099             44
  1/1/2003 to 12/31/2003.................................    1.648099        2.201601              0
  1/1/2004 to 12/31/2004.................................    2.201601        2.507602              0
  1/1/2005 to 12/31/2005.................................    2.507602        2.624536              0
  1/1/2006 to 12/31/2006.................................    2.624536        2.997363              0
Lord Abbett Bond Debenture Sub-Account
  07/02/2001* to 12/31/2001..............................    1.321527        1.324977              0
  1/1/2002 to 12/31/2002.................................    1.324977        1.291281             76
  1/1/2003 to 12/31/2003.................................    1.291281        1.508214              0
  1/1/2004 to 12/31/2004.................................    1.508214        1.598999              0
  1/1/2005 to 12/31/2005.................................    1.598999        1.590830              0
  1/1/2006 to 12/31/2006.................................    1.590830        1.702066              0
Met/AIM Small Cap Growth Sub-Account
  05/01/2002** to 12/31/2002.............................    1.118428        0.841067             89
  1/1/2003 to 12/31/2003.................................    0.841067        1.144844              0
  1/1/2004 to 12/31/2004.................................    1.144844        1.194293              0
  1/1/2005 to 12/31/2005.................................    1.194293        1.267482              0
  1/1/2006 to 12/31/2006.................................    1.267482        1.418660              0
MetLife Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005.............................    9.998356       11.105793              0
  1/1/2006 to 12/31/2006.................................   11.105793       12.591182              0
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005.............................    9.998356       10.258346              0
  1/1/2006 to 12/31/2006.................................   10.258346       10.748706              0
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005.............................    9.998356       10.475403              0
  1/1/2006 to 12/31/2006.................................   10.475403       11.236068              0

                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
MetLife Mid Cap Stock Index Sub-Account
  07/02/2001* to 12/31/2001..............................    1.044728        1.020656              0
  1/1/2002 to 12/31/2002.................................    1.020656        0.849288             96
  1/1/2003 to 12/31/2003.................................    0.849288        1.120104              0
  1/1/2004 to 12/31/2004.................................    1.120104        1.270455              0
  1/1/2005 to 12/31/2005.................................    1.270455        1.395077              0
  1/1/2006 to 12/31/2006.................................    1.395077        1.501896              0
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005.............................    9.998356       10.705282              0
  1/1/2006 to 12/31/2006.................................   10.705282       11.736267              0
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005.............................    9.998356       10.930238              0
  1/1/2006 to 12/31/2006.................................   10.930238       12.237564              0
MetLife Stock Index Sub-Account
  07/02/2001* to 12/31/2001..............................    3.540662        3.270288              0
  1/1/2002 to 12/31/2002.................................    3.270288        2.483694             28
  1/1/2003 to 12/31/2003.................................    2.483694        3.113107          8,329
  1/1/2004 to 12/31/2004.................................    3.113107        3.364950          6,757
  1/1/2005 to 12/31/2005.................................    3.364950        3.442842          8,315
  1/1/2006 to 12/31/2006.................................    3.442842        3.887365          7,484
MFS(R) Research International Sub-Account
  07/02/2001* to 12/31/2001..............................    0.924469        0.843356              0
  1/1/2002 to 12/31/2002.................................    0.843356        0.729093            108
  1/1/2003 to 12/31/2003.................................    0.729093        0.943663              0
  1/1/2004 to 12/31/2004.................................    0.943663        1.105847              0
  1/1/2005 to 12/31/2005.................................    1.105847        1.262034              0
  1/1/2006 to 12/31/2006.................................    1.262034        1.565737              0
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004.............................    3.319673        3.595305        250,642
  1/1/2005 to 12/31/2005.................................    3.595305        3.624784          5,447
  1/1/2006 to 12/31/2006.................................    3.624784        3.977223          5,425
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  07/02/2001* to 12/31/2001..............................    1.440332        1.410159              0
  1/1/2002 to 12/31/2002.................................    1.410159        1.192516          3,587
  1/1/2003 to 12/31/2003.................................    1.192516        1.398391         13,502
  1/1/2004 to 4/30/2004..................................    1.398391        1.383449         13,502
Morgan Stanley EAFE Index Sub-Account
  07/02/2001* to 12/31/2001..............................    0.929727        0.835582              0
  1/1/2002 to 12/31/2002.................................    0.835582        0.681741            108
  1/1/2003 to 12/31/2003.................................    0.681741        0.916841              0
  1/1/2004 to 12/31/2004.................................    0.916841        1.071828              0
  1/1/2005 to 12/31/2005.................................    1.071828        1.186538              0
  1/1/2006 to 12/31/2006.................................    1.186538        1.459077              0
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004.............................    9.998356       12.782124              0
  1/1/2005 to 12/31/2005.................................   12.782124       14.194452              0
  1/1/2006 to 12/31/2006.................................   14.194452       19.143432            888

                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Neuberger Berman Mid Cap Value Sub-Account
  07/02/2001* to 12/31/2001..............................    1.526466        1.472721              0
  1/1/2002 to 12/31/2002.................................    1.472721        1.300445             66
  1/1/2003 to 12/31/2003.................................    1.300445        1.735700              0
  1/1/2004 to 12/31/2004.................................    1.735700        2.086768              0
  1/1/2005 to 12/31/2005.................................    2.086768        2.289560              0
  1/1/2006 to 12/31/2006.................................    2.289560        2.495654              0
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005.............................    7.748987        8.380577              0
  1/1/2006 to 12/31/2006.................................    8.380577        8.840718              0
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004.............................   12.215636       14.035159              0
  1/1/2005 to 12/31/2005.................................   14.035159       15.956500              0
  1/1/2006 to 12/31/2006.................................   15.956500       18.198977              0
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006.............................   10.799124       10.861374              0
PIMCO Total Return Sub-Account
  07/02/2001* to 12/31/2001..............................    1.005260        1.048166              0
  1/1/2002 to 12/31/2002.................................    1.048166        1.122889             99
  1/1/2003 to 12/31/2003.................................    1.122889        1.148048              0
  1/1/2004 to 12/31/2004.................................    1.148048        1.181301              0
  1/1/2005 to 12/31/2005.................................    1.181301        1.183999              0
  1/1/2006 to 12/31/2006.................................    1.183999        1.213051              0
RCM Global Technology Sub-Account(14) (previously RCA Global Technology Sub-Account)
  07/02/2001* to 12/31/2001..............................    0.756138        0.606160              0
  1/1/2002 to 12/31/2002.................................    0.606160        0.292724            132
  1/1/2003 to 12/31/2003.................................    0.292724        0.452115              0
  1/1/2004 to 12/31/2004.................................    0.452115        0.424028              0
  1/1/2005 to 12/31/2005.................................    0.424028        0.461443              0
  1/1/2006 to 12/31/2006.................................    0.461443        0.476513              0
Russell 2000(R) Index Sub-Account
  07/02/2001* to 12/31/2001..............................    1.199015        1.162354              0
  1/1/2002 to 12/31/2002.................................    1.162354        0.904411             83
  1/1/2003 to 12/31/2003.................................    0.904411        1.291773              0
  1/1/2004 to 12/31/2004.................................    1.291773        1.486470              0
  1/1/2005 to 12/31/2005.................................    1.486470        1.519783              0
  1/1/2006 to 12/31/2006.................................    1.519783        1.751677              0
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004.............................    1.456597        1.485405              0
  1/1/2005 to 12/31/2005.................................    1.485405        1.476323              0
  1/1/2006 to 12/31/2006.................................    1.476323        1.503823              0
Western Asset Management U.S. Government Sub-Account
  (Class B)(9)(10)
  07/02/2001* to 12/31/2001..............................    1.378161        1.415333              0
  1/1/2002 to 12/31/2002.................................    1.415333        1.493077          2,882
  1/1/2003 to 12/31/2003.................................    1.493077        1.486167         67,373
  1/1/2004 to 12/31/2004.................................    1.486167        1.497523         64,137
  1/1/2005 to 12/31/2005.................................    1.497523        1.491136         71,974
  1/1/2006 to 12/31/2006.................................    1.491136        1.519791         60,322

                                                                   2.00% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
Western Asset Management Strategic Bond Opportunities
Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004.............................    1.762272        1.860828              0
  1/1/2005 to 12/31/2005.................................    1.860828        1.870809              0
  1/1/2006 to 12/31/2006.................................    1.870809        1.922353              0
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  07/02/2001* to 12/31/2001..............................    1.491886        1.521851              0
  1/1/2002 to 12/31/2002.................................    1.521851        1.631387             67
  1/1/2003 to 12/31/2003.................................    1.631387        1.798918         28,791
  1/1/2004 to 12/31/2004.................................    1.798918        1.877404         24,291
  1/1/2005 to 12/31/2005.................................    1.877404        1.889506         30,302
  1/1/2006 to 12/31/2006.................................    1.889506        1.942114         28,405
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004.............................    1.080534        1.166238              0
  1/1/2005 to 12/31/2005.................................    1.166238        1.215547              0
  1/1/2006 to 12/31/2006.................................    1.215547        1.345040              0
T. Rowe Price Mid Cap Growth Sub-Account
  07/02/2001* to 12/31/2001..............................    0.928800        0.819360              0
  1/1/2002 to 12/31/2002.................................    0.819360        0.449436            108
  1/1/2003 to 12/31/2003.................................    0.449436        0.601967              0
  1/1/2004 to 12/31/2004.................................    0.601967        0.695180              0
  1/1/2005 to 12/31/2005.................................    0.695180        0.781130              0
  1/1/2006 to 12/31/2006.................................    0.781130        0.812900              0
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004.............................    1.185973        1.259362              0
  1/1/2005 to 12/31/2005.................................    1.259362        1.366780              0
  1/1/2006 to 12/31/2006.................................    1.366780        1.388395              0

                                                                   2.25% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006.............................   13.732845       14.334049              0
American Funds Global Small Capitalization Sub-Account
  07/02/2001* to 12/31/2001..............................    1.428787        1.313300              0
  1/1/2002 to 12/31/2002.................................    1.313300        1.039406             70
  1/1/2003 to 12/31/2003.................................    1.039406        1.560333              0
  1/1/2004 to 12/31/2004.................................    1.560333        1.844088              0
  1/1/2005 to 12/31/2005.................................    1.844088        2.260333              0
  1/1/2006 to 12/31/2006.................................    2.260333        2.741818              0
American Funds Growth Sub-Account
  07/02/2001* to 12/31/2001..............................   11.199225        9.861572              0
  1/1/2002 to 12/31/2002.................................    9.861572        7.283960              9
  1/1/2003 to 12/31/2003.................................    7.283960        9.743517          5,680
  1/1/2004 to 12/31/2004.................................    9.743517       10.716668          4,999
  1/1/2005 to 12/31/2005.................................   10.716668       12.175690          5,169
  1/1/2006 to 12/31/2006.................................   12.175690       13.121973          4,812

                                                                   2.25% VARIABLE ACCOUNT CHARGE
                                                           ---------------------------------------------
                                                                                            NUMBER OF
                                                           ACCUMULATION                    ACCUMULATION
                                                            UNIT VALUE    ACCUMULATION        UNITS
                                                           AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                            OF PERIOD     END OF PERIOD   END OF PERIOD
                                                           ------------   -------------   --------------
American Funds Growth-Income Sub-Account
  07/02/2001* to 12/31/2001..............................    7.589371        7.335119              0
  1/1/2002 to 12/31/2002.................................    7.335119        5.856183             13
  1/1/2003 to 12/31/2003.................................    5.856183        7.582755          7,299
  1/1/2004 to 12/31/2004.................................    7.582755        8.182748          6,546
  1/1/2005 to 12/31/2005.................................    8.182748        8.467856          7,205
  1/1/2006 to 12/31/2006.................................    8.467856        9.538799          6,691

---------------
 *  Date on which the Contract first became available.

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   30.246923       33.390303              0
  1/1/2005 to 12/31/2005..................................   33.390303       36.127659              0
  1/1/2006 to 12/31/2006..................................   36.127659       37.685749              0
BlackRock Bond Income Sub-Account (Class B)
  05/01/2003** to 12/31/2003..............................    3.786573        3.825580         26,363
  1/1/2004 to 12/31/2004..................................    3.825580        3.904112         53,252
  1/1/2005 to 12/31/2005..................................    3.904112        3.907521         42,909
  1/1/2006 to 12/31/2006..................................    3.907521        3.986831         39,110
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   31.465649       33.803423             87
  1/1/2005 to 12/31/2005..................................   33.803423       34.053051             90
  1/1/2006 to 12/31/2006..................................   34.053051       36.782369             93
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  05/01/2003** to 12/31/2003..............................    4.367286        5.268858              0
  1/1/2004 to 12/31/2004..................................    5.268858        5.708704          1,217
  1/1/2005 to 12/31/2005..................................    5.708704        5.778706          8,501
  1/1/2006 to 12/31/2006..................................    5.778706        6.445011            780
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.055264        1.159145              0
  1/1/2005 to 12/31/2005..................................    1.159145        1.198804              0
  1/1/2006 to 12/31/2006..................................    1.198804        1.399224              0
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2003** to 12/31/2003..............................    0.817940        1.046673              0
  1/1/2004 to 12/31/2004..................................    1.046673        1.161977          8,269
  1/1/2005 to 12/31/2005..................................    1.161977        1.203252          8,431
  1/1/2006 to 12/31/2006..................................    1.203252        1.405303         52,936
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.180383        2.378867              0
  1/1/2005 to 12/31/2005..................................    2.378867        2.488139          9,965
  1/1/2006 to 12/31/2006..................................    2.488139        2.532500         12,947
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.827909        2.252638          5,890
  1/1/2004 to 12/31/2004..................................    2.252638        2.396750         20,770
  1/1/2005 to 12/31/2005..................................    2.396750        2.509143         16,071
  1/1/2006 to 12/31/2006..................................    2.509143        2.556640         15,366
BlackRock Money Market Sub-Account (Class B)
  05/01/2003** to 12/31/2003..............................    1.950937        1.930802          5,049
  1/1/2004 to 12/31/2004..................................    1.930802        1.905402         11,158
  1/1/2005 to 12/31/2005..................................    1.905402        1.916065         54,936
  1/1/2006 to 12/31/2006..................................    1.916065        1.962730        108,946
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.571519        1.760407         46,955
  1/1/2005 to 12/31/2005..................................    1.760407        1.792225         82,193
  1/1/2006 to 12/31/2006..................................    1.792225        2.044681         13,083

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Strategic Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.068279        1.564135         44,439
  1/1/2004 to 12/31/2004..................................    1.564135        1.764719         93,196
  1/1/2005 to 12/31/2005..................................    1.764719        1.797420         62,812
  1/1/2006 to 12/31/2006..................................    1.797420        2.054115         47,434
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.473677       11.070908              0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.663832       11.323661              0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.685861        2.878266          1,729
  1/1/2005 to 12/31/2005..................................    2.878266        3.101915         12,537
  1/1/2006 to 12/31/2006..................................    3.101915        3.474368         15,601
Davis Venture Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    2.108385        2.643505         56,887
  1/1/2004 to 12/31/2004..................................    2.643505        2.904165         99,210
  1/1/2005 to 12/31/2005..................................    2.904165        3.133819         94,780
  1/1/2006 to 12/31/2006..................................    3.133819        3.512718         81,447
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.086075        1.235332            260
  1/1/2005 to 12/31/2005..................................    1.235332        1.423196         14,387
  1/1/2006 to 12/31/2006..................................    1.423196        1.620669         13,880
FI International Stock Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    0.860003        1.081383          8,930
  1/1/2004 to 12/31/2004..................................    1.081383        1.250235         22,105
  1/1/2005 to 12/31/2005..................................    1.250235        1.442986         15,396
  1/1/2006 to 12/31/2006..................................    1.442986        1.643667         13,562
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006..............................   16.049592       16.166506            508
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2003** to 12/31/2003..............................    0.847425        1.123190         30,026
  1/1/2004 to 4/30/2004...................................    1.123190        1.110647         41,498
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  05/01/2003** to 12/31/2003..............................    1.096675        1.369860          4,015
  1/1/2004 to 12/31/2004..................................    1.369860        1.567810         81,235
  1/1/2005 to 12/31/2005..................................    1.567810        1.638441         66,463
  1/1/2006 to 12/31/2006..................................    1.638441        1.790826         42,408
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.142219        2.405985          2,024
  1/1/2005 to 12/31/2005..................................    2.405985        2.603205         35,279
  1/1/2006 to 12/31/2006..................................    2.603205        2.847923          5,681
FI Value Leaders Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.790227        2.182391              0
  1/1/2004 to 12/31/2004..................................    2.182391        2.427956            462
  1/1/2005 to 12/31/2005..................................    2.427956        2.629272              0
  1/1/2006 to 12/31/2006..................................    2.629272        2.879222         21,779
Franklin Templeton Small Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.636319        0.874779              0
  1/1/2004 to 12/31/2004..................................    0.874779        0.952514         83,676
  1/1/2005 to 12/31/2005..................................    0.952514        0.974222         40,023
  1/1/2006 to 12/31/2006..................................    0.974222        1.047280         26,231

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.819611        3.047524          1,640
  1/1/2005 to 12/31/2005..................................    3.047524        3.277353         20,566
  1/1/2006 to 12/31/2006..................................    3.277353        3.603719         14,127
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    2.257422        2.874018         28,639
  1/1/2004 to 12/31/2004..................................    2.874018        3.090673         57,495
  1/1/2005 to 12/31/2005..................................    3.090673        3.325297         27,168
  1/1/2006 to 12/31/2006..................................    3.325297        3.658283         24,323
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.866290        1.158543         17,562
  1/1/2004 to 12/31/2004..................................    1.158543        1.367925         64,386
  1/1/2005 to 12/31/2005..................................    1.367925        1.531055        131,907
  1/1/2006 to 12/31/2006..................................    1.531055        1.932832        101,166
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.170946        1.258177          9,897
  1/1/2005 to 12/31/2005..................................    1.258177        1.212374         29,012
  1/1/2006 to 12/31/2006..................................    1.212374        1.399731         30,279
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    0.971243        1.160856         36,493
  1/1/2004 to 12/31/2004..................................    1.160856        1.265644        120,973
  1/1/2005 to 12/31/2005..................................    1.265644        1.220906        112,786
  1/1/2006 to 12/31/2006..................................    1.220906        1.410715         62,250
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005..............................    0.393872        0.471088              0
  1/1/2006 to 12/31/2006..................................    0.471088        0.473203              0
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004..............................    0.411689        0.427937              0
  1/1/2005 to 4/30/2005...................................    0.427937        0.389178              0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005..............................    0.394146        0.472098              0
  1/1/2006 to 12/31/2006..................................    0.472098        0.474564              0
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Sub-Account (Class E))
  05/01/2003** to 12/31/2003..............................    0.358221        0.417354              0
  1/1/2004 to 12/31/2004..................................    0.417354        0.427943              0
  1/1/2005 to 4/30/2005...................................    0.427943        0.393050              0
Lazard Mid-Cap Sub-Account(11)
  05/01/2003** to 12/31/2003..............................    0.963076        1.185353              0
  1/1/2004 to 12/31/2004..................................    1.185353        1.328484              0
  1/1/2005 to 12/31/2005..................................    1.328484        1.406498              0
  1/1/2006 to 12/31/2006..................................    1.406498        1.580264              0
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  05/01/2003** to 12/31/2003..............................    0.548056        0.665295              0
  1/1/2004 to 12/31/2004..................................    0.665295        0.706773         12,142
  1/1/2005 to 12/31/2005..................................    0.706773        0.786484         12,056
  1/1/2006 to 12/31/2006..................................    0.786484        0.757170        120,583
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006..............................    8.937807        9.540862              0

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004..............................    7.443730        8.216169              0
  1/1/2005 to 12/31/2005..................................    8.216169        8.605513              0
  1/1/2006 to 4/30/2006...................................    8.605513        8.975089              0
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  05/01/2003** to 12/31/2003..............................    0.653171        0.758261              0
  1/1/2004 to 12/31/2004..................................    0.758261        0.826613              0
  1/1/2005 to 12/31/2005..................................    0.826613        0.867501              0
  1/1/2006 to 4/30/2006...................................    0.867501        0.905052              0
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  05/01/2003** to 12/31/2003..............................    0.659112        0.776109              0
  1/1/2004 to 4/30/2004...................................    0.776109        0.788473              0
Lehman Brothers Aggregate Bond Index Sub-Account
  05/01/2003** to 12/31/2003..............................    1.208517        1.206603         60,164
  1/1/2004 to 12/31/2004..................................    1.206603        1.227494         75,224
  1/1/2005 to 12/31/2005..................................    1.227494        1.224937         77,109
  1/1/2006 to 12/31/2006..................................    1.224937        1.245910         76,359
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.194308        2.475719            424
  1/1/2005 to 12/31/2005..................................    2.475719        2.587577         23,572
  1/1/2006 to 12/31/2006..................................    2.587577        2.950849         14,094
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.689560        2.190971          9,177
  1/1/2004 to 12/31/2004..................................    2.190971        2.494244         15,138
  1/1/2005 to 12/31/2005..................................    2.494244        2.609256         21,158
  1/1/2006 to 12/31/2006..................................    2.609256        2.978427         20,003
Lord Abbett Bond Debenture Sub-Account
  05/01/2003** to 12/31/2003..............................    1.389651        1.516050         16,271
  1/1/2004 to 12/31/2004..................................    1.516050        1.606501         41,785
  1/1/2005 to 12/31/2005..................................    1.606501        1.597498         74,505
  1/1/2006 to 12/31/2006..................................    1.597498        1.708349         82,813
Met/AIM Small Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.861980        1.143575         21,268
  1/1/2004 to 12/31/2004..................................    1.143575        1.192371         39,133
  1/1/2005 to 12/31/2005..................................    1.192371        1.264812         38,396
  1/1/2006 to 12/31/2006..................................    1.264812        1.414967         23,002
MetLife Aggressive Portfolio Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998315       11.102071          2,944
  1/1/2006 to 12/31/2006..................................   11.102071       12.580693          2,941
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998315       10.254906              0
  1/1/2006 to 12/31/2006..................................   10.254906       10.739749              0
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998315       10.471891              0
  1/1/2006 to 12/31/2006..................................   10.471891       11.226706              0
MetLife Mid Cap Stock Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.859491        1.118141         15,614
  1/1/2004 to 12/31/2004..................................    1.118141        1.267594         32,206
  1/1/2005 to 12/31/2005..................................    1.267594        1.391243         23,080
  1/1/2006 to 12/31/2006..................................    1.391243        1.497022         13,730

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MetLife Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998315       10.701694            261
  1/1/2006 to 12/31/2006..................................   10.701694       11.726488         20,728
MetLife Moderate to Aggressive Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998315       10.926575              0
  1/1/2006 to 12/31/2006..................................   10.926575       12.227369         14,394
MetLife Stock Index Sub-Account
  05/01/2003** to 12/31/2003..............................    2.563120        3.091926          4,878
  1/1/2004 to 12/31/2004..................................    3.091926        3.340382          8,257
  1/1/2005 to 12/31/2005..................................    3.340382        3.416003          4,423
  1/1/2006 to 12/31/2006..................................    3.416003        3.855139          3,190
MFS(R) Research International Sub-Account
  05/01/2003** to 12/31/2003..............................    0.723016        0.931581         12,453
  1/1/2004 to 12/31/2004..................................    0.931581        1.091142         36,320
  1/1/2005 to 12/31/2005..................................    1.091142        1.244632         99,569
  1/1/2006 to 12/31/2006..................................    1.244632        1.543379         71,829
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004..............................    3.291543        3.563658         64,762
  1/1/2005 to 12/31/2005..................................    3.563658        3.591086         24,934
  1/1/2006 to 12/31/2006..................................    3.591086        3.938285         39,408
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  05/01/2003** to 12/31/2003..............................    1.226645        1.391978         14,196
  1/1/2004 to 4/30/2004...................................    1.391978        1.376879         51,121
Morgan Stanley EAFE Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.682913        0.914558              0
  1/1/2004 to 12/31/2004..................................    0.914558        1.068624          1,253
  1/1/2005 to 12/31/2005..................................    1.068624        1.182402          1,199
  1/1/2006 to 12/31/2006..................................    1.182402        1.453267              0
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004..............................    9.998315       12.777839            701
  1/1/2005 to 12/31/2005..................................   12.777839       14.182623          8,203
  1/1/2006 to 12/31/2006..................................   14.182623       19.117954         10,170
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2003** to 12/31/2003..............................    1.331313        1.731207          5,306
  1/1/2004 to 12/31/2004..................................    1.731207        2.080325         58,863
  1/1/2005 to 12/31/2005..................................    2.080325        2.281355        118,021
  1/1/2006 to 12/31/2006..................................    2.281355        2.485470         75,819
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005..............................    7.732662        8.360154              0
  1/1/2006 to 12/31/2006..................................    8.360154        8.814778              0
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004..............................   12.171935       13.980317            107
  1/1/2005 to 12/31/2005..................................   13.980317       15.886236            589
  1/1/2006 to 12/31/2006..................................   15.886236       18.109813            571
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   10.782931       10.841495              0
PIMCO Total Return Sub-Account
  05/01/2003** to 12/31/2003..............................    1.144845        1.146411        146,089
  1/1/2004 to 12/31/2004..................................    1.146411        1.179026        167,218
  1/1/2005 to 12/31/2005..................................    1.179026        1.181130        177,269
  1/1/2006 to 12/31/2006..................................    1.181130        1.209509        140,044

                                                                    2.05% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
RCM Global Technology Sub-Account(14) (previously RCA
  Global Technology Sub-Account)
  05/01/2003** to 12/31/2003..............................    0.325815        0.451458         19,399
  1/1/2004 to 12/31/2004..................................    0.451458        0.423199         48,834
  1/1/2005 to 12/31/2005..................................    0.423199        0.460312         21,816
  1/1/2006 to 12/31/2006..................................    0.460312        0.475108         22,315
Russell 2000(R) Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.934554        1.288438          8,677
  1/1/2004 to 12/31/2004..................................    1.288438        1.481890         18,127
  1/1/2005 to 12/31/2005..................................    1.481890        1.514345         27,264
  1/1/2006 to 12/31/2006..................................    1.514345        1.744540         29,627
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004..............................    1.449686        1.477867            529
  1/1/2005 to 12/31/2005..................................    1.477867        1.468099         71,047
  1/1/2006 to 12/31/2006..................................    1.468099        1.494700         70,250
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  05/01/2003** to 12/31/2003..............................    1.493702        1.479373         78,735
  1/1/2004 to 12/31/2004..................................    1.479373        1.489930        134,760
  1/1/2005 to 12/31/2005..................................    1.489930        1.482837        108,948
  1/1/2006 to 12/31/2006..................................    1.482837        1.510579         88,726
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.753911        1.851386          6,651
  1/1/2005 to 12/31/2005..................................    1.851386        1.860388         16,045
  1/1/2006 to 12/31/2006..................................    1.860388        1.910692         16,977
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.724477        1.790682         65,852
  1/1/2004 to 12/31/2004..................................    1.790682        1.867873        300,521
  1/1/2005 to 12/31/2005..................................    1.867873        1.878977        332,073
  1/1/2006 to 12/31/2006..................................    1.878977        1.930329         97,253
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.077573        1.162657          2,171
  1/1/2005 to 12/31/2005..................................    1.162657        1.211211         29,547
  1/1/2006 to 12/31/2006..................................    1.211211        1.339573         29,022
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.469073        0.601135         44,461
  1/1/2004 to 12/31/2004..................................    0.601135        0.693872        124,789
  1/1/2005 to 12/31/2005..................................    0.693872        0.779272         66,704
  1/1/2006 to 12/31/2006..................................    0.779272        0.810563         90,073
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.181725        1.254435              0
  1/1/2005 to 12/31/2005..................................    1.254435        1.360754          8,536
  1/1/2006 to 12/31/2006..................................    1.360754        1.381585         57,256

                                                                    2.30% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   13.671130       14.264903            361
American Funds Global Small Capitalization Sub-Account
  05/01/2003** to 12/31/2003..............................    1.069209        1.555856         29,079
  1/1/2004 to 12/31/2004..................................    1.555856        1.837877        118,842
  1/1/2005 to 12/31/2005..................................    1.837877        2.251597         96,379
  1/1/2006 to 12/31/2006..................................    2.251597        2.729860         82,271
American Funds Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    7.776265        9.647551         28,424
  1/1/2004 to 12/31/2004..................................    9.647551       10.605799         55,853
  1/1/2005 to 12/31/2005..................................   10.605799       12.043723         68,792
  1/1/2006 to 12/31/2006..................................   12.043723       12.973278         58,186
American Funds Growth-Income Sub-Account
  05/01/2003** to 12/31/2003..............................    6.028184        7.508206         31,409
  1/1/2004 to 12/31/2004..................................    7.508206        8.098238         69,227
  1/1/2005 to 12/31/2005..................................    8.098238        8.376225         94,670
  1/1/2006 to 12/31/2006..................................    8.376225        9.430876         67,103

---------------

 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                            ACCUMULATION UNIT VALUES
           (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGH THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   30.005527       33.112837              0
  1/1/2005 to 12/31/2005..................................   33.112837       35.809593              0
  1/1/2006 to 12/31/2006..................................   35.809593       37.335334              0
BlackRock Bond Income Sub-Account (Class B)
  05/01/2003** to 12/31/2003..............................    3.748930        3.786284        186,970
  1/1/2004 to 12/31/2004..................................    3.786284        3.862072        148,929
  1/1/2005 to 12/31/2005..................................    3.862072        3.863517        108,189
  1/1/2006 to 12/31/2006..................................    3.863517        3.939970         51,658
BlackRock Diversified Sub-Account (Class B)
  05/01/2004** to 12/31/2004..............................   31.186373       33.492293              0
  1/1/2005 to 12/31/2005..................................   33.492293       33.722804              0
  1/1/2006 to 12/31/2006..................................   33.722804       36.407498              0
BlackRock Large-Cap Core Sub-Account(12) (previously,
  BlackRock Large-Cap Sub-Account, and before that,
  BlackRock Investment Trust Sub-Account)(Class B)
  05/01/2003** to 12/31/2003..............................    4.324219        5.215161         27,227
  1/1/2004 to 12/31/2004..................................    5.215161        5.647692         23,385
  1/1/2005 to 12/31/2005..................................    5.647692        5.714097         23,230
  1/1/2006 to 12/31/2006..................................    5.714097        6.369775         24,315
BlackRock Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.054205        1.157598              0
  1/1/2005 to 12/31/2005..................................    1.157598        1.196607              0
  1/1/2006 to 12/31/2006..................................    1.196607        1.395964              0
BlackRock Large Cap Value Sub-Account (Class E)(8)
  05/01/2003** to 12/31/2003..............................    0.817532        1.045806              0
  1/1/2004 to 12/31/2004..................................    1.045806        1.160433         15,493
  1/1/2005 to 12/31/2005..................................    1.160433        1.201055         14,641
  1/1/2006 to 12/31/2006..................................    1.201055        1.402037         16,897
BlackRock Legacy Large Cap Growth Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.170036        2.366794              0
  1/1/2005 to 12/31/2005..................................    2.366794        2.474278              0
  1/1/2006 to 12/31/2006..................................    2.474278        2.517135              0
BlackRock Legacy Large Cap Growth Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.820185        2.242377         76,830
  1/1/2004 to 12/31/2004..................................    2.242377        2.384636         74,356
  1/1/2005 to 12/31/2005..................................    2.384636        2.495216         71,805
  1/1/2006 to 12/31/2006..................................    2.495216        2.541182         72,794
BlackRock Money Market Sub-Account (Class B)
  05/01/2003** to 12/31/2003..............................    1.931765        1.911192        325,263
  1/1/2004 to 12/31/2004..................................    1.911192        1.885104        120,130
  1/1/2005 to 12/31/2005..................................    1.885104        1.894708         99,720
  1/1/2006 to 12/31/2006..................................    1.894708        1.939885         58,490
BlackRock Strategic Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.568512        1.756456              0
  1/1/2005 to 12/31/2005..................................    1.756456        1.787312              0
  1/1/2006 to 12/31/2006..................................    1.787312        2.038059              0

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
BlackRock Strategic Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.066795        1.561443        444,414
  1/1/2004 to 12/31/2004..................................    1.561443        1.760800        221,962
  1/1/2005 to 12/31/2005..................................    1.760800        1.792534        207,707
  1/1/2006 to 12/31/2006..................................    1.792534        2.047510        199,393
Cyclical Growth and Income ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.470621       11.064010              0
Cyclical Growth ETF Sub-Account
  05/01/2006** to 12/31/2006..............................   10.660721       11.316605              0
Davis Venture Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.673119        2.863663              0
  1/1/2005 to 12/31/2005..................................    2.863663        3.084638              0
  1/1/2006 to 12/31/2006..................................    3.084638        3.453295          1,923
Davis Venture Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    2.099476        2.631457         58,335
  1/1/2004 to 12/31/2004..................................    2.631457        2.889479         43,420
  1/1/2005 to 12/31/2005..................................    2.889479        3.116419         44,893
  1/1/2006 to 12/31/2006..................................    3.116419        3.491473         39,846
FI International Stock Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.079028        1.226909              0
  1/1/2005 to 12/31/2005..................................    1.226909        1.412787              0
  1/1/2006 to 12/31/2006..................................    1.412787        1.608014              0
FI International Stock Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    0.854864        1.074556         58,833
  1/1/2004 to 12/31/2004..................................    1.074556        1.241720         83,959
  1/1/2005 to 12/31/2005..................................    1.241720        1.432444         67,959
  1/1/2006 to 12/31/2006..................................    1.432444        1.630846        111,920
FI Large Cap Sub-Account
  05/01/2006** to 12/31/2006..............................   15.972141       16.083155              0
FI Mid Cap Opportunities Sub-Account(4)
  05/01/2003** to 12/31/2003..............................    0.846998        1.122254         57,299
  1/1/2004 to 4/30/2004...................................    1.122254        1.109539         57,555
FI Mid Cap Opportunities Sub-Account(3) (previously Janus
  Mid Cap Sub-Account)
  05/01/2003** to 12/31/2003..............................    1.093325        1.365218          5,488
  1/1/2004 to 12/31/2004..................................    1.365218        1.561714         50,552
  1/1/2005 to 12/31/2005..................................    1.561714        1.631257         51,651
  1/1/2006 to 12/31/2006..................................    1.631257        1.782084         52,420
FI Value Leaders Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.130451        2.391974              0
  1/1/2005 to 12/31/2005..................................    2.391974        2.586756              0
  1/1/2006 to 12/31/2006..................................    2.586756        2.828517              0
FI Value Leaders Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.781316        2.170804         54,340
  1/1/2004 to 12/31/2004..................................    2.170804        2.413855         46,215
  1/1/2005 to 12/31/2005..................................    2.413855        2.612699         44,175
  1/1/2006 to 12/31/2006..................................    2.612699        2.859648         40,703
Franklin Templeton Small Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.635686        0.873623        131,922
  1/1/2004 to 12/31/2004..................................    0.873623        0.950778        122,067
  1/1/2005 to 12/31/2005..................................    0.950778        0.971961        127,405
  1/1/2006 to 12/31/2006..................................    0.971961        1.044329        177,704

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Harris Oakmark Focused Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.788722        3.012140              0
  1/1/2005 to 12/31/2005..................................    3.012140        3.236073              0
  1/1/2006 to 12/31/2006..................................    3.236073        3.554782              0
Harris Oakmark Focused Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    2.246175        2.858745        326,912
  1/1/2004 to 12/31/2004..................................    2.858745        3.072708        160,110
  1/1/2005 to 12/31/2005..................................    3.072708        3.304321        148,358
  1/1/2006 to 12/31/2006..................................    3.304321        3.633395        110,326
Harris Oakmark International Sub-Account (Class B)(6)
  05/01/2003** to 12/31/2003..............................    0.865614        1.157257              0
  1/1/2004 to 12/31/2004..................................    1.157257        1.365722              0
  1/1/2005 to 12/31/2005..................................    1.365722        1.527828              0
  1/1/2006 to 12/31/2006..................................    1.527828        1.927797              0
Harris Oakmark International Sub-Account (Class E)(7)
  05/01/2003** to 12/31/2003..............................    0.867192        1.159618              0
  1/1/2004 to 12/31/2004..................................    1.159618        1.370373          2,433
  1/1/2005 to 12/31/2005..................................    1.370373        1.533528          2,419
  1/1/2006 to 12/31/2006..................................    1.533528        1.937038          2,407
Harris Oakmark Large Cap Value Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.167739        1.254315         25,991
  1/1/2005 to 12/31/2005..................................    1.254315        1.208050         26,926
  1/1/2006 to 12/31/2006..................................    1.208050        1.394043         27,611
Harris Oakmark Large Cap Value Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    0.969069        1.157868        150,496
  1/1/2004 to 12/31/2004..................................    1.157868        1.261753         78,785
  1/1/2005 to 12/31/2005..................................    1.261753        1.216546         81,053
  1/1/2006 to 12/31/2006..................................    1.216546        1.404977         77,920
Jennison Growth Sub-Account (Class B)
  05/01/2005** to 12/31/2005..............................    0.392886        0.469754              0
  1/1/2006 to 12/31/2006..................................    0.469754        0.471627              0
Jennison Growth Subaccount (Class B)(8)(12) (previously
  Met/Putnam Voyager Sub-Account (Class B))
  05/01/2004** to 12/31/2004..............................    0.410863        0.426937              0
  1/1/2005 to 4/30/2005...................................    0.426937        0.388206              0
Jennison Growth Sub-Account (Class E)
  05/01/2005** to 12/31/2005..............................    0.393155        0.470755        158,384
  1/1/2006 to 12/31/2006..................................    0.470755        0.472977        159,328
Jennison Growth Subaccount (Class E)(9)(12) (previously
  Met/Putnam Voyager Sub-Account (Class E))
  05/01/2003** to 12/31/2003..............................    0.357681        0.416582        179,954
  1/1/2004 to 12/31/2004..................................    0.416582        0.426938        155,441
  1/1/2005 to 4/30/2005...................................    0.426938        0.392064              0
Lazard Mid-Cap Sub-Account(11)
  05/01/2003** to 12/31/2003..............................    0.962334        1.184042          5,461
  1/1/2004 to 12/31/2004..................................    1.184042        1.326349         32,192
  1/1/2005 to 12/31/2005..................................    1.326349        1.403538         29,208
  1/1/2006 to 12/31/2006..................................    1.403538        1.576153         27,340

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Legg Mason Partners Aggressive Growth Sub-Account(5)(13)
  (previously Janus Aggressive Growth Sub-Account, and
  before that, Janus Growth Sub-Account)
  05/01/2003** to 12/31/2003..............................    0.547520        0.664420        165,274
  1/1/2004 to 12/31/2004..................................    0.664420        0.705489        142,343
  1/1/2005 to 12/31/2005..................................    0.705489        0.784665         94,995
  1/1/2006 to 12/31/2006..................................    0.784665        0.755042         96,001
Legg Mason Value Equity Sub-Account
  05/01/2006** to 12/31/2006..............................    8.906533        9.504326              0
Legg Mason Value Equity Sub-Account(8)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class B)
  05/01/2004** to 12/31/2004..............................    7.425083        8.192870              0
  1/1/2005 to 12/31/2005..................................    8.192870        8.576834              0
  1/1/2006 to 4/30/2006...................................    8.576834        8.943733              0
Legg Mason Value Equity Sub-Account(9)(11) (previously
  MFS(R) Investors Trust Sub-Account)(Class E)
  05/01/2003** to 12/31/2003..............................    0.651873        0.756501          8,367
  1/1/2004 to 12/31/2004..................................    0.756501        0.824281         73,457
  1/1/2005 to 12/31/2005..................................    0.824281        0.864622         67,297
  1/1/2006 to 4/30/2006...................................    0.864622        0.901903              0
Legg Mason Value Equity Sub-Account(2) (previously MFS(R)
  Investors Trust Sub-Account and, before that, MFS(R)
  Research Managers Sub-Account)(Class B)
  05/01/2003** to 12/31/2003..............................    0.657808        0.774313         15,774
  1/1/2004 to 4/30/2004...................................    0.774313        0.786519         40,202
Lehman Brothers Aggregate Bond Index Sub-Account
  05/01/2003** to 12/31/2003..............................    1.205697        1.203382         48,838
  1/1/2004 to 12/31/2004..................................    1.203382        1.223603         66,051
  1/1/2005 to 12/31/2005..................................    1.223603        1.220446         43,533
  1/1/2006 to 12/31/2006..................................    1.220446        1.240723         40,504
Loomis Sayles Small Cap Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    2.183350        2.462539              0
  1/1/2005 to 12/31/2005..................................    2.462539        2.572518              0
  1/1/2006 to 12/31/2006..................................    2.572518        2.932214          1,147
Loomis Sayles Small Cap Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.682002        2.180439          9,254
  1/1/2004 to 12/31/2004..................................    2.180439        2.481010         10,636
  1/1/2005 to 12/31/2005..................................    2.481010        2.594118         14,023
  1/1/2006 to 12/31/2006..................................    2.594118        2.959672         15,582
Lord Abbett Bond Debenture Sub-Account
  05/01/2003** to 12/31/2003..............................    1.372386        1.496717        121,607
  1/1/2004 to 12/31/2004..................................    1.496717        1.585220         84,226
  1/1/2005 to 12/31/2005..................................    1.585220        1.575549         86,649
  1/1/2006 to 12/31/2006..................................    1.575549        1.684038         72,645
Met/AIM Small Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.861303        1.142296              0
  1/1/2004 to 12/31/2004..................................    1.142296        1.190441              0
  1/1/2005 to 12/31/2005..................................    1.190441        1.262135              0
  1/1/2006 to 12/31/2006..................................    1.262135        1.411268              0
MetLife Aggressive Portfolio
  05/01/2005** to 12/31/2005..............................    9.998274       11.098348              0
  1/1/2006 to 12/31/2006..................................   11.098348       12.570205          1,474

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
MetLife Conservative Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998274       10.251465              0
  1/1/2006 to 12/31/2006..................................   10.251465       10.730794          6,876
MetLife Conservative to Moderate Allocation Sub-Account
  05/01/2005** to 12/31/2005..............................    9.998274       10.468378              0
  1/1/2006 to 12/31/2006..................................   10.468378       11.217344              0
MetLife Mid Cap Stock Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.858271        1.116184         18,449
  1/1/2004 to 12/31/2004..................................    1.116184        1.264741         25,434
  1/1/2005 to 12/31/2005..................................    1.264741        1.387420         23,972
  1/1/2006 to 12/31/2006..................................    1.387420        1.492163         22,933
MetLife Moderate Allocation Portfolio
  05/01/2005** to 12/31/2005..............................    9.998274       10.698104              0
  1/1/2006 to 12/31/2006..................................   10.698104       11.716711          2,622
MetLife Moderate to Aggressive Allocation Portfolio
  05/01/2005** to 12/31/2005..............................    9.998274       10.922910              0
  1/1/2006 to 12/31/2006..................................   10.922910       12.217175              0
MetLife Stock Index Sub-Account
  05/01/2003** to 12/31/2003..............................    2.546494        3.070848         67,819
  1/1/2004 to 12/31/2004..................................    3.070848        3.315948         82,985
  1/1/2005 to 12/31/2005..................................    3.315948        3.389326         69,599
  1/1/2006 to 12/31/2006..................................    3.389326        3.823126         40,406
MFS(R) Research International Sub-Account
  05/01/2003** to 12/31/2003..............................    0.730534        0.940955         69,878
  1/1/2004 to 12/31/2004..................................    0.940955        1.101570        106,599
  1/1/2005 to 12/31/2005..................................    1.101570        1.255900         71,296
  1/1/2006 to 12/31/2006..................................    1.255900        1.556576         66,103
MFS(R) Total Return Sub-Account
  05/01/2004** to 12/31/2004..............................    3.263651        3.532289        153,103
  1/1/2005 to 12/31/2005..................................    3.532289        3.557702         82,737
  1/1/2006 to 12/31/2006..................................    3.557702        3.899728         46,059
MFS(R) Total Return Sub-Account(1) (previously Balanced
  Sub-Account)
  05/01/2003** to 12/31/2003..............................    1.221462        1.385633        144,621
  1/1/2004 to 4/30/2004...................................    1.385633        1.370377        163,470
Morgan Stanley EAFE Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.681341        0.912150         23,321
  1/1/2004 to 12/31/2004..................................    0.912150        1.065277         18,368
  1/1/2005 to 12/31/2005..................................    1.065277        1.178111         17,480
  1/1/2006 to 12/31/2006..................................    1.178111        1.447271         15,390
Neuberger Berman Real Estate Sub-Account
  05/01/2004** to 12/31/2004..............................    9.998274       12.773556          5,721
  1/1/2005 to 12/31/2005..................................   12.773556       14.170803          6,739
  1/1/2006 to 12/31/2006..................................   14.170803       19.092510          6,631
Neuberger Berman Mid Cap Value Sub-Account
  05/01/2003** to 12/31/2003..............................    1.328355        1.726786         32,400
  1/1/2004 to 12/31/2004..................................    1.726786        2.073973         30,959
  1/1/2005 to 12/31/2005..................................    2.073973        2.273256         33,881
  1/1/2006 to 12/31/2006..................................    2.273256        2.475412         36,770
Oppenheimer Capital Appreciation Sub-Account
  05/01/2005** to 12/31/2005..............................    7.716360        8.339765              0
  1/1/2006 to 12/31/2006..................................    8.339765        8.788896              0

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
Oppenheimer Global Equity Sub-Account
  05/01/2004** to 12/31/2004..............................   12.128359       13.925649              0
  1/1/2005 to 12/31/2005..................................   13.925649       15.816231            483
  1/1/2006 to 12/31/2006..................................   15.816231       18.021021            459
PIMCO Inflation Protection Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   10.766751       10.821637            153
PIMCO Total Return Sub-Account
  05/01/2003** to 12/31/2003..............................    1.143577        1.144757        334,878
  1/1/2004 to 12/31/2004..................................    1.144757        1.176735        306,649
  1/1/2005 to 12/31/2005..................................    1.176735        1.178247        277,240
  1/1/2006 to 12/31/2006..................................    1.178247        1.205954        263,155
RCM Global Technology Sub-Account(14)(previously RCA
  Global Technology Sub-Account)
  05/01/2003** to 12/31/2003..............................    0.325465        0.450826        188,346
  1/1/2004 to 12/31/2004..................................    0.450826        0.422395        185,160
  1/1/2005 to 12/31/2005..................................    0.422395        0.459209        155,235
  1/1/2006 to 12/31/2006..................................    0.459209        0.473732        150,427
Russell 2000(R) Index Sub-Account
  05/01/2003** to 12/31/2003..............................    0.932488        1.285156         53,539
  1/1/2004 to 12/31/2004..................................    1.285156        1.477374         75,252
  1/1/2005 to 12/31/2005..................................    1.477374        1.508979         59,786
  1/1/2006 to 12/31/2006..................................    1.508979        1.737491         57,428
Western Asset Management U.S. Government Sub-Account
  (Class B)(8)(10)
  05/01/2004** to 12/31/2004..............................    1.442808        1.470367              0
  1/1/2005 to 12/31/2005..................................    1.470367        1.459921              0
  1/1/2006 to 12/31/2006..................................    1.459921        1.485632              0
Western Asset Management U.S. Government Sub-Account
  (Class E)(9)(10)
  05/01/2003** to 12/31/2003..............................    1.487358        1.472599        440,776
  1/1/2004 to 12/31/2004..................................    1.472599        1.482364        228,587
  1/1/2005 to 12/31/2005..................................    1.482364        1.474571        202,084
  1/1/2006 to 12/31/2006..................................    1.474571        1.501410        100,301
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class B)(8)
  05/01/2004** to 12/31/2004..............................    1.745590        1.841991              0
  1/1/2005 to 12/31/2005..................................    1.841991        1.850026              0
  1/1/2006 to 12/31/2006..................................    1.850026        1.899102          1,751
Western Asset Management Strategic Bond Opportunities
  Sub-Account (Class E)(9)
  05/01/2003** to 12/31/2003..............................    1.717149        1.782478        143,825
  1/1/2004 to 12/31/2004..................................    1.782478        1.858384        128,005
  1/1/2005 to 12/31/2005..................................    1.858384        1.868499        116,075
  1/1/2006 to 12/31/2006..................................    1.868499        1.918608        117,192
T. Rowe Price Large Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.074621        1.159087              0
  1/1/2005 to 12/31/2005..................................    1.159087        1.206890          6,173
  1/1/2006 to 12/31/2006..................................    1.206890        1.334129         14,786
T. Rowe Price Mid Cap Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    0.468521        0.600223         25,529
  1/1/2004 to 12/31/2004..................................    0.600223        0.692472         61,254
  1/1/2005 to 12/31/2005..................................    0.692472        0.777312         56,838
  1/1/2006 to 12/31/2006..................................    0.777312        0.808121         82,933

                                                                    2.10% VARIABLE ACCOUNT CHARGE
                                                                (AVAILABLE ON AND AFTER MAY 1, 2003)
                                                            ---------------------------------------------
                                                                                             NUMBER OF
                                                            ACCUMULATION                    ACCUMULATION
                                                             UNIT VALUE    ACCUMULATION        UNITS
                                                            AT BEGINNING   UNIT VALUE AT   OUTSTANDING AT
                                                             OF PERIOD     END OF PERIOD   END OF PERIOD
                                                            ------------   -------------   --------------
T. Rowe Price Small Cap Growth Sub-Account
  05/01/2004** to 12/31/2004..............................    1.177492        1.249527              0
  1/1/2005 to 12/31/2005..................................    1.249527        1.354754              0
  1/1/2006 to 12/31/2006..................................    1.354754        1.374807              0
                                                                    2.35% VARIABLE ACCOUNT CHARGE
                                                            ---------------------------------------------
American Funds Bond Sub-Account
  05/01/2006** to 12/31/2006..............................   13.609692       14.196090            235
American Funds Global Small Capitalization Sub-Account
  05/01/2003** to 12/31/2003..............................    1.066568        1.551499         89,587
  1/1/2004 to 12/31/2004..................................    1.551499        1.831811         25,152
  1/1/2005 to 12/31/2005..................................    1.831811        2.243049         18,902
  1/1/2006 to 12/31/2006..................................    2.243049        2.718140         19,486
American Funds Growth Sub-Account
  05/01/2003** to 12/31/2003..............................    7.701406        9.551495         14,372
  1/1/2004 to 12/31/2004..................................    9.551495       10.494940         17,883
  1/1/2005 to 12/31/2005..................................   10.494940       11.911896         13,514
  1/1/2006 to 12/31/2006..................................   11.911896       12.824880         13,696
American Funds Growth-Income Sub-Account
  05/01/2003** to 12/31/2003..............................    5.970046        7.433311         89,385
  1/1/2004 to 12/31/2004..................................    7.433311        8.013440         96,447
  1/1/2005 to 12/31/2005..................................    8.013440        8.284385         78,303
  1/1/2006 to 12/31/2006..................................    8.284385        9.322824         53,949

---------------
 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Total Return Portfolio. Information shown for the MFS Total Return Sub-Account reflects the unit value history of the Balanced Sub-Account through the date of the merger.

 (2) Previously, the MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio that had been offered as an Eligible Fund through that date, merged with and into the MFS Investors Trust Portfolio. On April 28, 2006, the MFS Investors Trust Portfolio merged into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account reflects the unit value history of the MFS Research Managers Sub-Account through the date of the April 30, 2004 merger.

 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly the Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.

 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown reflects the unit value history of the FI Mid Cap Opportunities Portfolio Sub-Account.

 (5) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio that had been offered as an Eligible Fund through that date, merged with and into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the unit value history of the Janus Growth Sub-Account through the date of the merger.

 (6) The Harris Oakmark International Portfolio Class B shares are only available under Contracts issued on or after May 1, 2003.

 (7) The Harris Oakmark International Portfolio Class E shares are only available under Contracts issued prior to May 1, 2003.

 (8) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class B shares are only available under Contracts issued on or after May 1, 2004.

 (9) BlackRock Large Cap Value, BlackRock Legacy Large Cap Growth, BlackRock Strategic Value, Davis Venture Value, FI International Stock, FI Value Leaders, Harris Oakmark Focused Value, Harris Oakmark Large Cap Value, Jennison Growth, Loomis Sayles Small Cap, Western Asset Management Strategic Bond Opportunities and Western Asset Management U.S. Government Portfolios Class E shares are only available under Contracts issued prior to May 1, 2004.

(10) Previously, the Met/Putnam Voyager Sub-Account. On April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio. Information shown for the Jennison Growth Sub-Account (formerly the Met/Putnam Voyager Sub-Account) reflects the unit value history of the Met/Putnam Voyager Sub-Account through the date of the merger.

(11) Previously the MFS Investors Trust Sub-Account. On April 28, 2006, the MFS Investors Trust Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Legg Mason Value Equity Portfolio. Information shown for the Legg Mason Value Equity Sub-Account (formerly the MFS Investors Trust Sub-Account) reflects the unit value history of the MFS Investors Sub-Account through the date of the merger.

(12) Effective October 2, 2006, BlackRock Investment Trust Portfolio changed its name to BlackRock Large Cap Portfolio. On or about April 30, 2007, BlackRock Large Cap Portfolio merged into BlackRock Large-Cap Core Portfolio.

(13) Effective October 1, 2006, Janus Aggressive Growth Portfolio changed its name to Legg Mason Aggressive Growth Portfolio. Effective April 30, 2007, Legg Mason Aggressive Growth Portfolio changed its name to Legg Mason Partners Aggressive Growth Portfolio.

(14) Effective April 30, 2007, RCM Global Technology Portfolio changed its name to RCM Technology Portfolio.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial withdrawal will reduce the Contract Value in the subaccounts of the Variable Account and the Fixed Account proportionately. The annual Contract Administrative Fee will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account. Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, withdrawals and partial withdrawals. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected a dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account on the most recent Contract Anniversary; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time. Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments into the Fixed Account, for 180 days following a transfer out of the Fixed Account.

     Currently we are not imposing the restrictions on transfers out of the Fixed Account but we have the right to reimpose them at any time.

     We reserve the right to delay transfers, withdrawals and partial withdrawals from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements.  Section 817 of the Internal Revenue Code
(Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant where the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The financial statements of New England Variable Annuity Separate Account and the consolidated financial statements of New England Life Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for defined benefit pension and other postretirement plans, and for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which the Company adopted on December 31, 2006, and January 1, 2004, respectively. In addition, the Company changed its method of accounting for mandatorily redeemable preferred stock as required by new accounting guidance which was adopted as of January 1, 2004), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

                                 LEGAL MATTERS

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans, for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected subaccount(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                 ANNUAL REPORT

                                       OF

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                                       OF

                       NEW ENGLAND LIFE INSURANCE COMPANY

                               DECEMBER 31, 2006

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company:


We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of NELICO as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, FL
March 26, 2007

                                   APPENDIX A

American Funds Bond Subaccount
American Funds Global Small Capitalization Subaccount
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
BlackRock Aggressive Growth Subaccount
BlackRock Bond Income Subaccount
BlackRock Diversified Subaccount
BlackRock Large Cap Subaccount
BlackRock Large Cap Value Subaccount
BlackRock Legacy Large Cap Growth Subaccount
BlackRock Money Market Subaccount
BlackRock Strategic Value Subaccount
Cyclical Growth and Income ETF Subaccount
Cyclical Growth ETF Subaccount
Davis Venture Value Subaccount
FI International Stock Subaccount
FI Large Cap Subaccount
FI Mid Cap Opportunities Subaccount
FI Value Leaders Subaccount
Franklin Templeton Small Cap Growth Subaccount
Harris Oakmark Focused Value Subaccount

Harris Oakmark International Subaccount


Harris Oakmark Large Cap Value Subaccount

Jennison Growth Subaccount
Lazard Mid-Cap Subaccount
Legg Mason Aggressive Growth Subaccount
Legg Mason Value Equity Subaccount
Lehman Brothers Aggregate Bond Index Subaccount
Loomis Sayles Small Cap Subaccount
Lord Abbett Bond Debenture Subaccount

Met/AIM Small Cap Growth Subaccount


MetLife Aggressive Allocation Subaccount

MetLife Conservative Allocation Subaccount
MetLife Conservative to Moderate Allocation Subaccount
MetLife Mid Cap Stock Index Subaccount
MetLife Moderate Allocation Subaccount
MetLife Moderate to Aggressive Allocation Subaccount
MetLife Stock Index Subaccount
MFS Research International Subaccount
MFS Total Return Subaccount
MFS Investors Trust Subaccount
Morgan Stanley EAFE Index Subaccount
Neuberger Berman Partners Mid Cap Value Subaccount
Neuberger Berman Real Estate Subaccount
Oppenheimer Capital Appreciation Subaccount
Oppenheimer Global Equity Subaccount
PIMCO Inflation Protected Bond Subaccount
PIMCO Total Return Subaccount
RCM Global Technology Subaccount
Russell 2000 Index Subaccount
T. Rowe Price Large Cap Growth Subaccount
T. Rowe Price Mid-Cap Growth Subaccount
T. Rowe Price Small Cap Growth Subaccount
Western Asset Management Strategic Bond Opportunities Subaccount
Western Asset Management U.S. Government Subaccount

                      (This page intentionally left blank)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2006


                                         BLACKROCK           BLACKROCK          HARRIS OAKMARK              FI
                                        BOND INCOME        MONEY MARKET          FOCUSED VALUE         VALUE LEADERS
                                         SUBACCOUNT         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       --------------   -------------------   -------------------   -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
BlackRock Bond Income Portfolio
 1,869,666 shares; cost
  $204,189,331.......................  $  201,476,868     $           --        $           --        $           --
BlackRock Money Market Portfolio
 1,081,952 shares; cost
  $108,195,190.......................              --        108,195,190                    --                    --
Harris Oakmark Focused Value
 Portfolio
 1,252,487 shares; cost
  $257,259,197.......................              --                 --           334,052,554                    --
FI Value Leaders Portfolio
 456,116 shares; cost $84,590,049....              --                 --                    --            94,943,256
Loomis Sayles Small Cap Portfolio
 584,116 shares; cost $117,667,255...              --                 --                    --                    --
Western Asset Management U.S.
 Government Portfolio
 11,897,628 shares; cost
  $145,080,217.......................              --                 --                    --                    --
Western Asset Management Strategic
 Bond Opportunities Portfolio
 13,391,044 shares; cost
  $163,146,382.......................              --                 --                    --                    --
MFS Total Return Portfolio
 691,275 shares; cost $94,907,954....              --                 --                    --                    --
BlackRock Legacy Large Cap Growth
 Portfolio
 6,771,771 shares; cost
  $164,274,937.......................              --                 --                    --                    --
Davis Venture Value Portfolio
 15,066,075 shares; cost
  $393,844,301.......................              --                 --                    --                    --
Jennison Growth Portfolio
 1,061,665 shares; cost
  $11,282,189........................              --                 --                    --                    --
FI International Stock Portfolio
 7,805,526 shares; cost
  $75,331,480........................              --                 --                    --                    --
BlackRock Strategic Value Portfolio
 11,396,268 shares; cost
  $177,000,777.......................              --                 --                    --                    --
FI Mid Cap Opportunities Portfolio
 1,521,928 shares; cost
  $21,990,059........................              --                 --                    --                    --
Russell 2000 Index Portfolio
 4,262,108 shares; cost
  $52,235,389........................              --                 --                    --                    --
MetLife Stock Index Portfolio
 2,771,502 shares; cost
  $76,761,977........................              --                 --                    --                    --
Franklin Templeton Small Cap Growth
 Portfolio
 3,231,883 shares; cost
  $28,527,643........................              --                 --                    --                    --
Neuberger Berman Mid Cap Value
 Portfolio
 4,916,141 shares; cost
  $92,719,593........................              --                 --                    --                    --
Harris Oakmark Large Cap Value
 Portfolio
 5,186,615 shares; cost
  $63,840,430........................              --                 --                    --                    --
BlackRock Large Cap Value Portfolio
 2,803,702 shares; cost
  $33,078,149........................              --                 --                    --                    --
Lehman Brothers Aggregate Bond Index
 Portfolio
 8,243,512 shares; cost
  $88,289,973........................              --                 --                    --                    --
Morgan Stanley EAFE Index Portfolio
 4,145,105 shares; cost
  $42,053,502........................              --                 --                    --                    --
MetLife Mid Cap Stock Index Portfolio
 3,602,912 shares; cost
  $43,011,180........................              --                 --                    --                    --
BlackRock Large Cap Portfolio
 548,140 shares; cost $13,412,257....              --                 --                    --                    --
T. Rowe Price Large Cap Growth
 Portfolio
 2,179,693 shares; cost
  $28,103,345........................              --                 --                    --                    --
T. Rowe Price Small Cap Growth
 Portfolio
 616,363 shares; cost $9,192,409.....              --                 --                    --                    --
Oppenheimer Global Equity Portfolio
 1,053,749 shares; cost
  $15,750,355........................              --                 --                    --                    --
BlackRock Aggressive Growth Portfolio
 250,948, shares; cost $5,417,406....              --                 --                    --                    --
BlackRock Diversified Portfolio
 382,269 shares; cost $6,317,254.....              --                 --                    --                    --
                                       --------------     --------------        --------------        --------------
Total Investments....................     201,476,868        108,195,190           334,052,554            94,943,256
Due from New England Life Insurance
 Company.............................              --                 --                    --                    --
                                       --------------     --------------        --------------        --------------
Total Assets.........................     201,476,868        108,195,190           334,052,554            94,943,256
LIABILITIES:
Due to New England Life Insurance
 Company.............................              --                 --                    --                    --
                                       --------------     --------------        --------------        --------------
NET ASSETS...........................  $  201,476,868     $  108,195,190        $  334,052,554        $   94,943,256
                                       ==============     ==============        ==============        ==============
Units Outstanding....................      42,257,238         46,380,195            82,907,605            29,699,459
Unit Fair Value......................  $3.85 to $4.97     $1.90 to $2.45        $3.51 to $4.14        $2.79 to $3.26

                                                                WESTERN ASSET             WESTERN ASSET
                                          LOOMIS SAYLES          MANAGEMENT                 MANAGEMENT
                                            SMALL CAP          U.S. GOVERNMENT     STRATEGIC BOND OPPORTUNITIES
                                           SUBACCOUNT            SUBACCOUNT                 SUBACCOUNT
                                       -------------------   -------------------   ----------------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
BlackRock Bond Income Portfolio
 1,869,666 shares; cost
  $204,189,331.......................    $           --        $           --             $           --
BlackRock Money Market Portfolio
 1,081,952 shares; cost
  $108,195,190.......................                --                    --                         --
Harris Oakmark Focused Value
 Portfolio
 1,252,487 shares; cost
  $257,259,197.......................                --                    --                         --
FI Value Leaders Portfolio
 456,116 shares; cost $84,590,049....                --                    --                         --
Loomis Sayles Small Cap Portfolio
 584,116 shares; cost $117,667,255...       145,000,023                    --                         --
Western Asset Management U.S.
 Government Portfolio
 11,897,628 shares; cost
  $145,080,217.......................                --           145,922,745                         --
Western Asset Management Strategic
 Bond Opportunities Portfolio
 13,391,044 shares; cost
  $163,146,382.......................                --                    --                168,028,848
MFS Total Return Portfolio
 691,275 shares; cost $94,907,954....                --                    --                         --
BlackRock Legacy Large Cap Growth
 Portfolio
 6,771,771 shares; cost
  $164,274,937.......................                --                    --                         --
Davis Venture Value Portfolio
 15,066,075 shares; cost
  $393,844,301.......................                --                    --                         --
Jennison Growth Portfolio
 1,061,665 shares; cost
  $11,282,189........................                --                    --                         --
FI International Stock Portfolio
 7,805,526 shares; cost
  $75,331,480........................                --                    --                         --
BlackRock Strategic Value Portfolio
 11,396,268 shares; cost
  $177,000,777.......................                --                    --                         --
FI Mid Cap Opportunities Portfolio
 1,521,928 shares; cost
  $21,990,059........................                --                    --                         --
Russell 2000 Index Portfolio
 4,262,108 shares; cost
  $52,235,389........................                --                    --                         --
MetLife Stock Index Portfolio
 2,771,502 shares; cost
  $76,761,977........................                --                    --                         --
Franklin Templeton Small Cap Growth
 Portfolio
 3,231,883 shares; cost
  $28,527,643........................                --                    --                         --
Neuberger Berman Mid Cap Value
 Portfolio
 4,916,141 shares; cost
  $92,719,593........................                --                    --                         --
Harris Oakmark Large Cap Value
 Portfolio
 5,186,615 shares; cost
  $63,840,430........................                --                    --                         --
BlackRock Large Cap Value Portfolio
 2,803,702 shares; cost
  $33,078,149........................                --                    --                         --
Lehman Brothers Aggregate Bond Index
 Portfolio
 8,243,512 shares; cost
  $88,289,973........................                --                    --                         --
Morgan Stanley EAFE Index Portfolio
 4,145,105 shares; cost
  $42,053,502........................                --                    --                         --
MetLife Mid Cap Stock Index Portfolio
 3,602,912 shares; cost
  $43,011,180........................                --                    --                         --
BlackRock Large Cap Portfolio
 548,140 shares; cost $13,412,257....                --                    --                         --
T. Rowe Price Large Cap Growth
 Portfolio
 2,179,693 shares; cost
  $28,103,345........................                --                    --                         --
T. Rowe Price Small Cap Growth
 Portfolio
 616,363 shares; cost $9,192,409.....                --                    --                         --
Oppenheimer Global Equity Portfolio
 1,053,749 shares; cost
  $15,750,355........................                --                    --                         --
BlackRock Aggressive Growth Portfolio
 250,948, shares; cost $5,417,406....                --                    --                         --
BlackRock Diversified Portfolio
 382,269 shares; cost $6,317,254.....                --                    --                         --
                                         --------------        --------------             --------------
Total Investments....................       145,000,023           145,922,745                168,028,848
Due from New England Life Insurance
 Company.............................                --                    --                         --
                                         --------------        --------------             --------------
Total Assets.........................       145,000,023           145,922,745                168,028,848
LIABILITIES:
Due to New England Life Insurance
 Company.............................                --                    --                         --
                                         --------------        --------------             --------------
NET ASSETS...........................    $  145,000,023        $  145,922,745             $  168,028,848
                                         ==============        ==============             ==============
Units Outstanding....................        44,260,169            88,715,827                 79,919,273
Unit Fair Value......................    $2.90 to $3.34        $1.47 to $1.69             $1.88 to $2.15




   The accompanying notes are an integral part of these financial statements.


           MFS         BLACKROCK LEGACY          DAVIS              JENNISON              FI
      TOTAL RETURN     LARGE CAP GROWTH      VENTURE VALUE           GROWTH       INTERNATIONAL STOCK
       SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
       ----------      ----------------   --------------------   --------------   -------------------
     $            --    $           --       $           --      $           --     $           --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
         107,388,528                --                   --                  --                 --
                  --       152,339,863                   --                  --                 --
                  --                --          527,218,129                  --                 --
                  --                --                   --          13,463,903                 --
                  --                --                   --                  --        120,118,489
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
                  --                --                   --                  --                 --
     ---------------    --------------       --------------      --------------     --------------
         107,388,528       152,339,863          527,218,129          13,463,903        120,118,489
                  --                --                   --                  --                 --
     ---------------    --------------       --------------      --------------     --------------
         107,388,528       152,339,863          527,218,129          13,463,903        120,118,489
                  --                --                   --                  --                 --
     ---------------    --------------       --------------      --------------     --------------
     $   107,388,528    $  152,339,863       $  527,218,129      $   13,463,903     $  120,118,489
     ===============    ==============       ==============      ==============     ==============
          14,713,464        54,228,166          137,481,362          27,016,307         65,111,023
     $3.82 to $46.59    $1.41 to $2.85       $3.41 to $3.92      $0.47 to $0.50     $1.58 to $1.89


        BLACKROCK               FI              RUSSELL 2000       METLIFE
     STRATEGIC VALUE   MID CAP OPPORTUNITIES       INDEX         STOCK INDEX
       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
     ---------------   ---------------------   --------------   --------------
     $           --       $           --       $           --   $           --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
        200,515,108                   --                   --               --
                 --           29,084,040                   --               --
                 --                   --           65,806,953               --
                 --                   --                   --       98,055,747
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
                 --                   --                   --               --
     --------------       --------------       --------------   --------------
        200,515,108           29,084,040           65,806,953       98,055,747
                 --                   --                   --               --
     --------------       --------------       --------------   --------------
        200,515,108           29,084,040           65,806,953       98,055,747
                 --                   --                   --               --
     --------------       --------------       --------------   --------------
     $  200,515,108       $   29,084,040       $   65,806,953   $   98,055,747
     ==============       ==============       ==============   ==============
         93,167,774           15,171,119           35,649,948       22,687,923
     $2.02 to $2.18       $1.76 to $1.96       $1.72 to $1.88   $3.76 to $4.48

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2006


                                       FRANKLIN TEMPLETON    NEUBERGER BERMAN       HARRIS OAKMARK           BLACKROCK
                                        SMALL CAP GROWTH       MID CAP VALUE        LARGE CAP VALUE       LARGE CAP VALUE
                                           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       ------------------   -------------------   -------------------   -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
BlackRock Bond Income Portfolio
 1,869,666 shares; cost
  $204,189,331.......................    $           --       $           --        $           --        $           --
BlackRock Money Market Portfolio
 1,081,952 shares; cost
  $108,195,190.......................                --                   --                    --                    --
Harris Oakmark Focused Value
 Portfolio
 1,252,487 shares; cost
  $257,259,197.......................                --                   --                    --                    --
FI Value Leaders Portfolio
 456,116 shares; cost $84,590,049....                --                   --                    --                    --
Loomis Sayles Small Cap Portfolio
 584,116 shares; cost $117,667,255...                --                   --                    --                    --
Western Asset Management U.S.
 Government Portfolio
 11,897,628 shares; cost
  $145,080,217.......................                --                   --                    --                    --
Western Asset Management Strategic
 Bond Opportunities Portfolio
 13,391,044 shares; cost
  $163,146,382.......................                --                   --                    --                    --
MFS Total Return Portfolio
 691,275 shares; cost $94,907,954....                --                   --                    --                    --
BlackRock Legacy Large Cap Growth
 Portfolio
 6,771,771 shares; cost
  $164,274,937.......................                --                   --                    --                    --
Davis Venture Value Portfolio
 15,066,075 shares; cost
  $393,844,301.......................                --                   --                    --                    --
Jennison Growth Portfolio
 1,061,665 shares; cost
  $11,282,189........................                --                   --                    --                    --
FI International Stock Portfolio
 7,805,526 shares; cost
  $75,331,480........................                --                   --                    --                    --
BlackRock Strategic Value Portfolio
 11,396,268 shares; cost
  $177,000,777.......................                --                   --                    --                    --
FI Mid Cap Opportunities Portfolio
 1,521,928 shares; cost
  $21,990,059........................                --                   --                    --                    --
Russell 2000 Index Portfolio
 4,262,108 shares; cost
  $52,235,389........................                --                   --                    --                    --
MetLife Stock Index Portfolio
 2,771,502 shares; cost
  $76,761,977........................                --                   --                    --                    --
Franklin Templeton Small Cap Growth
 Portfolio
 3,231,883 shares; cost
  $28,527,643........................        34,872,011                   --                    --                    --
Neuberger Berman Mid Cap Value
 Portfolio
 4,916,141 shares; cost
  $92,719,593........................                --          103,484,762                    --                    --
Harris Oakmark Large Cap Value
 Portfolio
 5,186,615 shares; cost
  $63,840,430........................                --                   --            79,205,511                    --
BlackRock Large Cap Value Portfolio
 2,803,702 shares; cost
  $33,078,149........................                --                   --                    --            38,580,534
Lehman Brothers Aggregate Bond Index
 Portfolio
 8,243,512 shares; cost
  $88,289,973........................                --                   --                    --                    --
Morgan Stanley EAFE Index Portfolio
 4,145,105 shares; cost
  $42,053,502........................                --                   --                    --                    --
MetLife Mid Cap Stock Index Portfolio
 3,602,912 shares; cost
  $43,011,180........................                --                   --                    --                    --
BlackRock Large Cap Portfolio
 548,140 shares; cost $13,412,257....                --                   --                    --                    --
T. Rowe Price Large Cap Growth
 Portfolio
 2,179,693 shares; cost
  $28,103,345........................                --                   --                    --                    --
T. Rowe Price Small Cap Growth
 Portfolio
 616,363 shares; cost $9,192,409.....                --                   --                    --                    --
Oppenheimer Global Equity Portfolio
 1,053,749 shares; cost
  $15,750,355........................                --                   --                    --                    --
BlackRock Aggressive Growth Portfolio
 250,948, shares; cost $5,417,406....                --                   --                    --                    --
BlackRock Diversified Portfolio
 382,269 shares; cost $6,317,254.....                --                   --                    --                    --
                                         --------------       --------------        --------------        --------------
Total Investments....................        34,872,011          103,484,762            79,205,511            38,580,534
Due from New England Life Insurance
 Company.............................                --                   --                    --                    --
                                         --------------       --------------        --------------        --------------
Total Assets.........................        34,872,011          103,484,762            79,205,511            38,580,534
LIABILITIES:
Due to New England Life Insurance
 Company.............................                --                   --                    --                    --
                                         --------------       --------------        --------------        --------------
NET ASSETS...........................    $   34,872,011       $  103,484,762        $   79,205,511        $   38,580,534
                                         ==============       ==============        ==============        ==============
Units Outstanding....................        31,977,049           39,366,520            53,120,960            26,619,382
Unit Fair Value......................    $1.04 to $1.10       $2.46 to $2.67        $1.38 to $1.52        $1.39 to $1.47


                                         LEHMAN BROTHERS        MORGAN STANLEY            METLIFE
                                       AGGREGATE BOND INDEX       EAFE INDEX        MID CAP STOCK INDEX
                                            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                       --------------------   -------------------   -------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
BlackRock Bond Income Portfolio
 1,869,666 shares; cost
  $204,189,331.......................     $           --        $           --        $           --
BlackRock Money Market Portfolio
 1,081,952 shares; cost
  $108,195,190.......................                 --                    --                    --
Harris Oakmark Focused Value
 Portfolio
 1,252,487 shares; cost
  $257,259,197.......................                 --                    --                    --
FI Value Leaders Portfolio
 456,116 shares; cost $84,590,049....                 --                    --                    --
Loomis Sayles Small Cap Portfolio
 584,116 shares; cost $117,667,255...                 --                    --                    --
Western Asset Management U.S.
 Government Portfolio
 11,897,628 shares; cost
  $145,080,217.......................                 --                    --                    --
Western Asset Management Strategic
 Bond Opportunities Portfolio
 13,391,044 shares; cost
  $163,146,382.......................                 --                    --                    --
MFS Total Return Portfolio
 691,275 shares; cost $94,907,954....                 --                    --                    --
BlackRock Legacy Large Cap Growth
 Portfolio
 6,771,771 shares; cost
  $164,274,937.......................                 --                    --                    --
Davis Venture Value Portfolio
 15,066,075 shares; cost
  $393,844,301.......................                 --                    --                    --
Jennison Growth Portfolio
 1,061,665 shares; cost
  $11,282,189........................                 --                    --                    --
FI International Stock Portfolio
 7,805,526 shares; cost
  $75,331,480........................                 --                    --                    --
BlackRock Strategic Value Portfolio
 11,396,268 shares; cost
  $177,000,777.......................                 --                    --                    --
FI Mid Cap Opportunities Portfolio
 1,521,928 shares; cost
  $21,990,059........................                 --                    --                    --
Russell 2000 Index Portfolio
 4,262,108 shares; cost
  $52,235,389........................                 --                    --                    --
MetLife Stock Index Portfolio
 2,771,502 shares; cost
  $76,761,977........................                 --                    --                    --
Franklin Templeton Small Cap Growth
 Portfolio
 3,231,883 shares; cost
  $28,527,643........................                 --                    --                    --
Neuberger Berman Mid Cap Value
 Portfolio
 4,916,141 shares; cost
  $92,719,593........................                 --                    --                    --
Harris Oakmark Large Cap Value
 Portfolio
 5,186,615 shares; cost
  $63,840,430........................                 --                    --                    --
BlackRock Large Cap Value Portfolio
 2,803,702 shares; cost
  $33,078,149........................                 --                    --                    --
Lehman Brothers Aggregate Bond Index
 Portfolio
 8,243,512 shares; cost
  $88,289,973........................         87,381,231                    --                    --
Morgan Stanley EAFE Index Portfolio
 4,145,105 shares; cost
  $42,053,502........................                 --            65,326,846                    --
MetLife Mid Cap Stock Index Portfolio
 3,602,912 shares; cost
  $43,011,180........................                 --                    --            52,350,319
BlackRock Large Cap Portfolio
 548,140 shares; cost $13,412,257....                 --                    --                    --
T. Rowe Price Large Cap Growth
 Portfolio
 2,179,693 shares; cost
  $28,103,345........................                 --                    --                    --
T. Rowe Price Small Cap Growth
 Portfolio
 616,363 shares; cost $9,192,409.....                 --                    --                    --
Oppenheimer Global Equity Portfolio
 1,053,749 shares; cost
  $15,750,355........................                 --                    --                    --
BlackRock Aggressive Growth Portfolio
 250,948, shares; cost $5,417,406....                 --                    --                    --
BlackRock Diversified Portfolio
 382,269 shares; cost $6,317,254.....                 --                    --                    --
                                          --------------        --------------        --------------
Total Investments....................         87,381,231            65,326,846            52,350,319
Due from New England Life Insurance
 Company.............................                 --                    --                    --
                                          --------------        --------------        --------------
Total Assets.........................         87,381,231            65,326,846            52,350,319
LIABILITIES:
Due to New England Life Insurance
 Company.............................                 --                    --                    --
                                          --------------        --------------        --------------
NET ASSETS...........................     $   87,381,231        $   65,326,846        $   52,350,319
                                          ==============        ==============        ==============
Units Outstanding....................         66,223,739            42,458,018            33,421,255
Unit Fair Value......................     $1.23 to $1.34        $1.44 to $1.56        $1.48 to $1.59




   The accompanying notes are an integral part of these financial statements.


       BLACKROCK       T. ROWE PRICE        T. ROWE PRICE         OPPENHEIMER          BLACKROCK
       LARGE CAP      LARGE CAP GROWTH     SMALL CAP GROWTH      GLOBAL EQUITY     AGGRESSIVE GROWTH
       SUBACCOUNT        SUBACCOUNT           SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
     --------------   ----------------   --------------------   ----------------   -----------------
     $           --    $           --       $           --      $             --   $             --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
                 --                --                   --                    --                 --
         16,948,509                --                   --                    --                 --
                 --        33,109,530                   --                    --                 --
                 --                --            9,504,320                    --                 --
                 --                --                   --            17,702,976                 --
                 --                --                   --                    --          5,741,678
                 --                --                   --                    --                 --
     --------------    --------------       --------------      ----------------   ----------------
         16,948,509        33,109,530            9,504,320            17,702,976          5,741,678
                 --                --                   --                    --                 --
     --------------    --------------       --------------      ----------------   ----------------
         16,948,509        33,109,530            9,504,320            17,702,976          5,741,678
                 --                --                   --                    --                 --
     --------------    --------------       --------------      ----------------   ----------------
     $   16,948,509    $   33,109,530       $    9,504,320      $     17,702,976   $      5,741,678
     ==============    ==============       ==============      ================   ================
          2,242,162        23,285,519            6,427,171               912,996            133,800
     $6.22 to $7.96    $1.32 to $1.44       $1.36 to $1.51      $17.84 to $19.78   $36.64 to $44.59


        BLACKROCK
       DIVERSIFIED
        SUBACCOUNT
     ----------------
     $             --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
                   --
            6,697,358
     ----------------
            6,697,358
                   --
     ----------------
            6,697,358
                   --
     ----------------
     $      6,697,358
     ================
              158,866
     $35.67 to $44.23

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2006

                                           METLIFE              METLIFE             METLIFE          METLIFE MODERATE
                                         CONSERVATIVE       CONSERVATIVE TO         MODERATE          TO AGGRESSIVE
                                          ALLOCATION      MODERATE ALLOCATION      ALLOCATION           ALLOCATION
                                          SUBACCOUNT          SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                       ----------------   -------------------   ----------------   --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
MetLife Conservative Allocation
 Portfolio
 738,503 shares; cost $7,649,031.....  $      7,783,825    $             --     $             --     $             --
MetLife Conservative to Moderate
 Allocation Portfolio
 3,886,388 shares; cost
  $41,010,630........................                --          42,827,997                   --                   --
MetLife Moderate Allocation Portfolio
 12,491,356 shares; cost
  $136,102,928.......................                --                  --          143,400,766                   --
MetLife Moderate to Aggressive
 Allocation Portfolio
 15,694,407 shares; cost
  $176,186,355.......................                --                  --                   --          187,391,222
MetLife Aggressive Allocation
 Portfolio
 1,450,434 shares; cost
  $16,487,021........................                --                  --                   --                   --
FL Large Cap Portfolio
 36,941 shares; cost $519,994........                --                  --                   --                   --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
Legg Mason Value Equity
 3,195,564 shares; cost
  $33,713,004........................                --                  --                   --                   --
MFS Research International Portfolio
 4,239,481 shares; cost
  $46,561,493........................                --                  --                   --                   --
T. Rowe Price Mid-Cap Growth
 Portfolio
 7,996,513 shares; cost
  $57,087,491........................                --                  --                   --                   --
PIMCO Total Return Portfolio
 23,356,069 shares; cost
  $266,796,225.......................                --                  --                   --                   --
RCM Global Technology Portfolio
 2,808,359 shares; cost
  $13,138,658........................                --                  --                   --                   --
Lord Abbett Bond Debenture Portfolio
 8,503,758 shares; cost
  $101,018,055.......................                --                  --                   --                   --
Lazard Mid Cap Portfolio
 1,979,296 shares; cost
  $25,222,792........................                --                  --                   --                   --
Met/AIM Small Cap Growth Portfolio
 954,801 shares; cost $11,755,488....                --                  --                   --                   --
Harris Oakmark International
 Portfolio
 7,957,654 shares; cost
  $116,744,455.......................                --                  --                   --                   --
Legg Mason Aggressive Growth
 Portfolio
 1,722,158 shares; cost
  $12,520,068........................                --                  --                   --                   --
Neuberger Berman Real Estate
 Portfolio
 6,718,018 shares; cost
  $94,768,983........................                --                  --                   --                   --
Oppenheimer Capital Appreciation
 Portfolio
 408,348 shares; cost $3,541,862.....                --                  --                   --                   --
Cyclical Growth ETF Portfolio
 80,370 shares; cost $868,556........                --                  --                   --                   --
Cyclical Growth and Income ETF
 Portfolio
 59,031 shares; cost $623,070........                --                  --                   --                   --
PIMCO Inflation Protected Bond
 Portfolio
 275,668 shares; cost $2,784,494.....                --                  --                   --                   --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUND")
American Funds Growth Portfolio
 7,528,161 shares; cost
  $341,915,646.......................                --                  --                   --                   --
American Funds Growth-Income
 Portfolio
 8,315,993 shares; cost
  $266,504,989.......................                --                  --                   --                   --
American Funds Global Small
 Capitalization Portfolio
 6,469,510 shares; cost
  $117,000,279.......................                --                  --                   --                   --
American Funds Bond Portfolio
 916,051 shares; cost $10,334,681....                --                  --                   --                   --
                                       ----------------    ----------------     ----------------     ----------------
Total investments....................         7,783,825          42,827,997          143,400,766          187,391,222
Due from New England Life Insurance
 Company.............................                --                  --                   --                   --
                                       ----------------    ----------------     ----------------     ----------------
Total assets.........................         7,783,825          42,827,997          143,400,766          187,391,222
LIABILITIES:
Due to New England Life Insurance
 Company.............................                --                  --                   --                   --
                                       ----------------    ----------------     ----------------     ----------------
NET ASSETS...........................  $      7,783,825    $     42,827,997     $    143,400,766     $    187,391,222
                                       ================    ================     ================     ================
Units Outstanding....................           717,767           3,775,244           12,086,733           15,152,269
Unit Fair Value......................  $10.71 to $10.90    $11.20 to $11.40     $11.70 to $11.90     $12.20 to $12.41

                                           METLIFE
                                          AGGRESSIVE             FI            LEGG MASON
                                          ALLOCATION         LARGE CAP        VALUE EQUITY
                                          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                       ----------------   ----------------   ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
MetLife Conservative Allocation
 Portfolio
 738,503 shares; cost $7,649,031.....  $             --   $             --   $            --
MetLife Conservative to Moderate
 Allocation Portfolio
 3,886,388 shares; cost
  $41,010,630........................                --                 --                --
MetLife Moderate Allocation Portfolio
 12,491,356 shares; cost
  $136,102,928.......................                --                 --                --
MetLife Moderate to Aggressive
 Allocation Portfolio
 15,694,407 shares; cost
  $176,186,355.......................                --                 --                --
MetLife Aggressive Allocation
 Portfolio
 1,450,434 shares; cost
  $16,487,021........................        17,753,305                 --                --
FL Large Cap Portfolio
 36,941 shares; cost $519,994........                --            554,854                --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
Legg Mason Value Equity
 3,195,564 shares; cost
  $33,713,004........................                --                 --        35,628,391
MFS Research International Portfolio
 4,239,481 shares; cost
  $46,561,493........................                --                 --                --
T. Rowe Price Mid-Cap Growth
 Portfolio
 7,996,513 shares; cost
  $57,087,491........................                --                 --                --
PIMCO Total Return Portfolio
 23,356,069 shares; cost
  $266,796,225.......................                --                 --                --
RCM Global Technology Portfolio
 2,808,359 shares; cost
  $13,138,658........................                --                 --                --
Lord Abbett Bond Debenture Portfolio
 8,503,758 shares; cost
  $101,018,055.......................                --                 --                --
Lazard Mid Cap Portfolio
 1,979,296 shares; cost
  $25,222,792........................                --                 --                --
Met/AIM Small Cap Growth Portfolio
 954,801 shares; cost $11,755,488....                --                 --                --
Harris Oakmark International
 Portfolio
 7,957,654 shares; cost
  $116,744,455.......................                --                 --                --
Legg Mason Aggressive Growth
 Portfolio
 1,722,158 shares; cost
  $12,520,068........................                --                 --                --
Neuberger Berman Real Estate
 Portfolio
 6,718,018 shares; cost
  $94,768,983........................                --                 --                --
Oppenheimer Capital Appreciation
 Portfolio
 408,348 shares; cost $3,541,862.....                --                 --                --
Cyclical Growth ETF Portfolio
 80,370 shares; cost $868,556........                --                 --                --
Cyclical Growth and Income ETF
 Portfolio
 59,031 shares; cost $623,070........                --                 --                --
PIMCO Inflation Protected Bond
 Portfolio
 275,668 shares; cost $2,784,494.....                --                 --                --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUND")
American Funds Growth Portfolio
 7,528,161 shares; cost
  $341,915,646.......................                --                 --                --
American Funds Growth-Income
 Portfolio
 8,315,993 shares; cost
  $266,504,989.......................                --                 --                --
American Funds Global Small
 Capitalization Portfolio
 6,469,510 shares; cost
  $117,000,279.......................                --                 --                --
American Funds Bond Portfolio
 916,051 shares; cost $10,334,681....                --                 --                --
                                       ----------------   ----------------   ---------------
Total investments....................        17,753,305            554,854        35,628,391
Due from New England Life Insurance
 Company.............................                --                 --                --
                                       ----------------   ----------------   ---------------
Total assets.........................        17,753,305            554,854        35,628,391
LIABILITIES:
Due to New England Life Insurance
 Company.............................                --                 --                --
                                       ----------------   ----------------   ---------------
NET ASSETS...........................  $     17,753,305   $        554,854   $    35,628,391
                                       ================   ================   ===============
Units Outstanding....................         1,395,125             31,931        32,872,234
Unit Fair Value......................  $12.55 to $12.77   $15.92 to $17.74   $0.99 to $10.22




   The accompanying notes are an integral part of these financial statements.


      MFS RESEARCH      T. ROWE PRICE       PIMCO TOTAL       RCM GLOBAL        LORD ABBETT           LAZARD
     INTERNATIONAL      MID-CAP GROWTH         RETURN         TECHNOLOGY       BOND DEBENTURE        MID-CAP
       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     --------------   ------------------   --------------   --------------   ------------------   --------------
     $          --      $           --     $           --   $           --     $           --     $           --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
        63,380,251                  --                 --               --                 --                 --
                --          68,849,972                 --               --                 --                 --
                --                  --        273,266,001               --                 --                 --
                --                  --                 --       14,940,472                 --                 --
                --                  --                 --               --        105,701,721                 --
                --                  --                 --               --                 --         27,037,171
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
                --                  --                 --               --                 --                 --
     --------------     --------------     --------------   --------------     --------------     --------------
        63,380,251          68,849,972        273,266,001       14,940,472        105,701,721         27,037,171
                --                  --                 --               --                 --                 --
     --------------     --------------     --------------   --------------     --------------     --------------
        63,380,251          68,849,972        273,266,001       14,940,472        105,701,721         27,037,171
                --                  --                 --               --                 --                 --
     --------------     --------------     --------------   --------------     --------------     --------------
     $  63,380,251      $   68,849,972     $  273,266,001   $   14,940,472     $  105,701,721     $   27,037,171
     ==============     ==============     ==============   ==============     ==============     ==============
        38,932,409          81,429,878        216,752,565       30,122,137         57,939,732         16,479,796
     $1.53 to $1.65     $0.80 to $0.85     $1.20 to $1.28   $0.47 to $0.50     $1.68 to $1.86     $1.57 to $1.66

          MET/AIM
         SMALL CAP        HARRIS OAKMARK        LEGG MASON
           GROWTH          INTERNATIONAL    AGGRESSIVE GROWTH
         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
     ------------------   ---------------   ------------------
       $           --     $           --      $           --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
           12,784,786                 --                  --
                   --        150,250,217                  --
                   --                 --          13,742,820
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
                   --                 --                  --
       --------------     --------------      --------------
           12,784,786        150,250,217          13,742,820
                   --                 --                  --
       --------------     --------------      --------------
           12,784,786        150,250,217          13,742,820
                   --                 --                  --
       --------------     --------------      --------------
       $   12,784,786     $  150,250,217      $   13,742,820
       ==============     ==============      ==============
            8,709,215         74,777,561          17,470,599
       $1.40 to $1.48     $1.92 to $2.04      $0.75 to $0.80

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2006

                                                            OPPENHEIMER                              CYCLICAL
                                       NEUBERGER BERMAN       CAPITAL           CYCLICAL            GROWTH AND
                                         REAL ESTATE       APPRECIATION        GROWTH ETF           INCOME ETF
                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                       ----------------   ---------------   ----------------   --------------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
MetLife Conservative Allocation
 Portfolio
 738,503 shares; cost $7,649,031.....  $            --    $            --   $             --     $             --
MetLife Conservative to Moderate
 Allocation Portfolio
 3,886,388 shares; cost
  $41,010,630........................               --                 --                 --                   --
MetLife Moderate Allocation Portfolio
 12,491,356 shares; cost
  $136,102,928.......................               --                 --                 --                   --
MetLife Moderate to Aggressive
 Allocation Portfolio
 15,694,407 shares; cost
  $176,186,355.......................               --                 --                 --                   --
MetLife Aggressive Allocation
 Portfolio
 1,450,434 shares; cost
  $16,487,021........................               --                 --                 --                   --
FL Large Cap Portfolio
 36,941 shares; cost $519,994........               --                 --                 --                   --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
Legg Mason Value Equity
 3,195,564 shares; cost
  $33,713,004........................               --                 --                 --                   --
MFS Research International Portfolio
 4,239,481 shares; cost
  $46,561,493........................               --                 --                 --                   --
T. Rowe Price Mid-Cap Growth
 Portfolio
 7,996,513 shares; cost
  $57,087,491........................               --                 --                 --                   --
PIMCO Total Return Portfolio
 23,356,069 shares; cost
  $266,796,225.......................               --                 --                 --                   --
RCM Global Technology Portfolio
 2,808,359 shares; cost
  $13,138,658........................               --                 --                 --                   --
Lord Abbett Bond Debenture Portfolio
 8,503,758 shares; cost
  $101,018,055.......................               --                 --                 --                   --
Lazard Mid Cap Portfolio
 1,979,296 shares; cost
  $25,222,792........................               --                 --                 --                   --
Met/AIM Small Cap Growth Portfolio
 954,801 shares; cost $11,755,488....               --                 --                 --                   --
Harris Oakmark International
 Portfolio
 7,957,654 shares; cost
  $116,744,455.......................               --                 --                 --                   --
Legg Mason Aggressive Growth
 Portfolio
 4,722,158 shares; cost
  $12,520,068........................               --                 --                 --                   --
Neuberger Berman Real Estate
 Portfolio
 6,718,018 shares; cost
  $94,768,983........................      121,327,406                 --                 --                   --
Oppenheimer Capital Appreciation
 Portfolio
 408,348 shares; cost $3,541,862.....               --          3,756,805                 --                   --
Cyclical Growth ETF Portfolio
 80,370 shares; cost $868,556........               --                 --            915,416                   --
Cyclical Growth and Income ETF
 Portfolio
 59,031 shares; cost $623,070........               --                 --                 --              657,013
PIMCO Inflation Protected Bond
 Portfolio
 275,668 shares; cost $2,784,494.....               --                 --                 --                   --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUND")
American Funds Growth Portfolio
 7,528,161 shares; cost
  $341,915,646.......................               --                 --                 --                   --
American Funds Growth-Income
 Portfolio
 8,315,993 shares; cost
  $266,504,989.......................               --                 --                 --                   --
American Funds Global Small
 Capitalization Portfolio
 6,469,510 shares; cost
  $117,000,279.......................               --                 --                 --                   --
American Funds Bond Portfolio
 916,051 shares; cost $10,334,681....               --                 --                 --                   --
                                       ----------------   ---------------   ----------------     ----------------
Total investments....................      121,327,406          3,756,805            915,416              657,013
Due from New England Life Insurance
 Company.............................               --                 --                 --                   --
                                       ----------------   ---------------   ----------------     ----------------
Total assets.........................      121,327,406          3,756,805            915,416              657,013
LIABILITIES:
Due to New England Life Insurance
 Company.............................               --                 --                 --                   --
                                       ----------------   ---------------   ----------------     ----------------
NET ASSETS...........................  $   121,327,406    $     3,756,805   $        915,416     $        657,013
                                       ================   ===============   ================     ================
Units Outstanding....................        6,231,776            410,133             80,092               58,833
Unit Fair Value......................  $19.04 to $19.58   $8.74 to $11.60   $11.30 to $11.45     $11.05 to $11.20


                                       PIMCO INFLATION     AMERICAN FUNDS    AMERICAN FUNDS
                                        PROTECTED BOND         GROWTH         GROWTH-INCOME
                                          SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                       ----------------   ----------------   ---------------
ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
MetLife Conservative Allocation
 Portfolio
 738,503 shares; cost $7,649,031.....  $             --   $            --    $            --
MetLife Conservative to Moderate
 Allocation Portfolio
 3,886,388 shares; cost
  $41,010,630........................                --                --                 --
MetLife Moderate Allocation Portfolio
 12,491,356 shares; cost
  $136,102,928.......................                --                --                 --
MetLife Moderate to Aggressive
 Allocation Portfolio
 15,694,407 shares; cost
  $176,186,355.......................                --                --                 --
MetLife Aggressive Allocation
 Portfolio
 1,450,434 shares; cost
  $16,487,021........................                --                --                 --
FL Large Cap Portfolio
 36,941 shares; cost $519,994........                --                --                 --
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
Legg Mason Value Equity
 3,195,564 shares; cost
  $33,713,004........................                --                --                 --
MFS Research International Portfolio
 4,239,481 shares; cost
  $46,561,493........................                --                --                 --
T. Rowe Price Mid-Cap Growth
 Portfolio
 7,996,513 shares; cost
  $57,087,491........................                --                --                 --
PIMCO Total Return Portfolio
 23,356,069 shares; cost
  $266,796,225.......................                --                --                 --
RCM Global Technology Portfolio
 2,808,359 shares; cost
  $13,138,658........................                --                --                 --
Lord Abbett Bond Debenture Portfolio
 8,503,758 shares; cost
  $101,018,055.......................                --                --                 --
Lazard Mid Cap Portfolio
 1,979,296 shares; cost
  $25,222,792........................                --                --                 --
Met/AIM Small Cap Growth Portfolio
 954,801 shares; cost $11,755,488....                --                --                 --
Harris Oakmark International
 Portfolio
 7,957,654 shares; cost
  $116,744,455.......................                --                --                 --
Legg Mason Aggressive Growth
 Portfolio
 4,722,158 shares; cost
  $12,520,068........................                --                --                 --
Neuberger Berman Real Estate
 Portfolio
 6,718,018 shares; cost
  $94,768,983........................                --                --                 --
Oppenheimer Capital Appreciation
 Portfolio
 408,348 shares; cost $3,541,862.....                --                --                 --
Cyclical Growth ETF Portfolio
 80,370 shares; cost $868,556........                --                --                 --
Cyclical Growth and Income ETF
 Portfolio
 59,031 shares; cost $623,070........                --                --                 --
PIMCO Inflation Protected Bond
 Portfolio
 275,668 shares; cost $2,784,494.....         2,781,493                --                 --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUND")
American Funds Growth Portfolio
 7,528,161 shares; cost
  $341,915,646.......................                --       482,404,625                 --
American Funds Growth-Income
 Portfolio
 8,315,993 shares; cost
  $266,504,989.......................                --                --        350,851,780
American Funds Global Small
 Capitalization Portfolio
 6,469,510 shares; cost
  $117,000,279.......................                --                --                 --
American Funds Bond Portfolio
 916,051 shares; cost $10,334,681....                --                --                 --
                                       ----------------   ----------------   ---------------
Total investments....................         2,781,493       482,404,625        350,851,780
Due from New England Life Insurance
 Company.............................                --                --                 --
                                       ----------------   ----------------   ---------------
Total assets.........................         2,781,493       482,404,625        350,851,780
LIABILITIES:
Due to New England Life Insurance
 Company.............................                --                --                 --
                                       ----------------   ----------------   ---------------
NET ASSETS...........................  $      2,781,493   $   482,404,625    $   350,851,780
                                       ================   ================   ===============
Units Outstanding....................           249,805        31,638,062         31,733,983
Unit Fair Value......................  $10.78 to $11.21   $12.54 to $15.94   $9.11 to $11.59




   The accompanying notes are an integral part of these financial statements.

       AMERICAN FUNDS
        GLOBAL SMALL         AMERICAN FUNDS
       CAPITALIZATION             BOND
         SUBACCOUNT            SUBACCOUNT
       --------------      ------------------
       $          --        $             --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
                  --                      --
         159,408,732                      --
                  --              10,562,070
       --------------       ----------------
         159,408,732              10,562,070
                  --                      --
       --------------       ----------------
         159,408,732              10,562,070
                  --                      --
       --------------       ----------------
       $ 159,408,732        $     10,562,070
       ==============       ================
          54,970,964                 691,327
       $2.69 to $2.95       $14.06 to $15.56

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2006

                                 BLACKROCK       BLACKROCK     HARRIS OAKMARK        FI         LOOMIS SAYLES
                                BOND INCOME     MONEY MARKET   FOCUSED VALUE    VALUE LEADERS     SMALL CAP
                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                              ---------------   ------------   --------------   -------------   -------------
                                   2006             2006            2006            2006            2006
                              ---------------   ------------   --------------   -------------   -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................    $11,444,122      $4,940,703     $    684,375     $1,044,409      $        --
Expenses:
 Mortality and expense risk
  charges...................      2,713,166       1,462,982        4,385,876      1,256,151        1,864,575
 Administrative charges.....         72,364          34,195          104,423         73,475           82,902
                                -----------      ----------     ------------     ----------      -----------
 Total Expenses.............      2,785,530       1,497,177        4,490,299      1,329,626        1,947,477
                                -----------      ----------     ------------     ----------      -----------
Net investment income
 (loss).....................      8,658,592       3,443,526       (3,805,924)      (285,217)      (1,947,477)
                                -----------      ----------     ------------     ----------      -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from security
  transactions..............       (560,406)             --       20,498,040       (673,685)       2,444,537
 Realized gain
  distributions.............        203,337              --       32,260,385      2,528,669       12,458,051
                                -----------      ----------     ------------     ----------      -----------
Net realized gains (losses)
 on investments.............       (357,069)             --       52,758,425      1,854,984       14,902,588
 Change in unrealized
  appreciation
  (depreciation) of
  investments...............     (2,682,332)             --      (15,287,522)     7,897,525        6,824,640
                                -----------      ----------     ------------     ----------      -----------
Net realized and unrealized
 gains (losses) on
 investments................     (3,039,401)             --       37,470,903      9,752,509       21,727,228
                                -----------      ----------     ------------     ----------      -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................    $ 5,619,191      $3,443,526     $ 33,664,979     $9,467,292      $19,779,751
                                ===========      ==========     ============     ==========      ===========

                              WESTERN ASSET MANAGEMENT     WESTERN ASSET MANAGEMENT
                                  U.S. GOVERNMENT        STRATEGIC BOND OPPORTUNITIES
                                     SUBACCOUNT                   SUBACCOUNT
                              ------------------------   ----------------------------
                                        2006                         2006
                              ------------------------   ----------------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................         $4,718,503                  $ 8,219,577
Expenses:
 Mortality and expense risk
  charges...................          1,948,186                    2,238,987
 Administrative charges.....             34,882                       51,669
                                     ----------                  -----------
 Total Expenses.............          1,983,068                    2,290,656
                                     ----------                  -----------
Net investment income
 (loss).....................          2,735,435                    5,928,921
                                     ----------                  -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from security
  transactions..............             56,098                    1,959,043
 Realized gain
  distributions.............                 --                    1,353,027
                                     ----------                  -----------
Net realized gains (losses)
 on investments.............             56,098                    3,312,070
 Change in unrealized
  appreciation
  (depreciation) of
  investments...............            963,242                   (3,447,948)
                                     ----------                  -----------
Net realized and unrealized
 gains (losses) on
 investments................          1,019,340                     (135,878)
                                     ----------                  -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................         $3,754,775                  $ 5,793,043
                                     ==========                  ===========

(a) For the period January 1, 2006 to April 30, 2006


(b) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

         MFS        BLACKROCK LEGACY   DAVIS VENTURE   MFS INVESTORS     JENNISON              FI               BLACKROCK
    TOTAL RETURN    LARGE CAP GROWTH       VALUE           TRUST          GROWTH       INTERNATIONAL STOCK   STRATEGIC VALUE
     SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
    -------------   ----------------   -------------   -------------   -------------   -------------------   ---------------
        2006              2006             2006           2006(A)          2006               2006                2006
    -------------   ----------------   -------------   -------------   -------------   -------------------   ---------------
     $ 3,547,145      $   147,605       $ 3,702,262     $   329,288      $      --         $ 1,553,007        $    382,077
       1,399,753        2,123,729         6,522,371         157,964        172,362           1,487,202           2,625,281
          48,735          117,177           205,973           7,341          5,991              46,739              39,048
     -----------      -----------       -----------     -----------      ---------         -----------        ------------
       1,448,488        2,240,906         6,728,344         165,305        178,353           1,533,941           2,664,329
     -----------      -----------       -----------     -----------      ---------         -----------        ------------
       2,098,657       (2,093,301)       (3,026,082)        163,983       (178,353)             19,066          (2,282,253)
     -----------      -----------       -----------     -----------      ---------         -----------        ------------
       1,648,173       (8,269,759)       16,054,066       5,370,051        377,637           8,243,977           9,837,372
       2,395,201               --                --       2,752,562         11,956                  --          37,809,118
     -----------      -----------       -----------     -----------      ---------         -----------        ------------
       4,043,374       (8,269,759)       16,054,066       8,122,613        389,593           8,243,977          47,646,490
       4,308,944       14,242,709        48,055,324      (6,606,446)       (58,037)          7,350,592         (17,465,606)
     -----------      -----------       -----------     -----------      ---------         -----------        ------------
       8,352,318        5,972,950        64,109,390       1,516,167        331,556          15,594,569          30,180,884
     -----------      -----------       -----------     -----------      ---------         -----------        ------------
     $10,450,975      $ 3,879,649       $61,083,308     $ 1,680,150      $ 153,203         $15,613,635        $ 27,898,631
     ===========      ===========       ===========     ===========      =========         ===========        ============

      FI MID CAP     RUSSELL 2000
     OPPORTUNITIES      INDEX
      SUBACCOUNT      SUBACCOUNT
     -------------   ------------
         2006            2006
     -------------   ------------
      $       --      $  379,253
         369,645         821,127
           5,429           8,912
      ----------      ----------
         375,074         830,039
      ----------      ----------
        (375,074)       (450,786)
      ----------      ----------
       1,282,495       4,000,272
              --       2,397,859
      ----------      ----------
       1,282,495       6,398,131
       1,747,863       3,066,877
      ----------      ----------
       3,030,358       9,465,008
      ----------      ----------
      $2,655,284      $9,014,222
      ==========      ==========

NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2006

                                  METLIFE       FRANKLIN TEMPLETON   NEUBERGER BERMAN   HARRIS OAKMARK       BLACKROCK
                                STOCK INDEX      SMALL CAP GROWTH     MID CAP VALUE     LARGE CAP VALUE   LARGE CAP VALUE
                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                              ---------------   ------------------   ----------------   ---------------   ---------------
                                   2006                2006                2006              2006              2006
                              ---------------   ------------------   ----------------   ---------------   ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................    $ 1,594,959         $       --         $   243,164        $   431,976       $  328,377
Expenses:
 Mortality and expense risk
  charges...................      1,241,858            445,972           1,247,696            954,230          404,232
 Administrative charges.....         12,909              4,188              14,509              4,879            2,133
                                -----------         ----------         -----------        -----------       ----------
 Total Expenses.............      1,254,767            450,160           1,262,205            959,109          406,365
                                -----------         ----------         -----------        -----------       ----------
Net investment income
 (loss).....................        340,192           (450,160)         (1,019,041)          (527,133)         (77,988)
                                -----------         ----------         -----------        -----------       ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from security
  transactions..............      2,256,796          1,336,218           2,763,787          2,787,605        1,055,440
 Realized gain
  distributions.............      3,217,043          1,677,574           8,323,048                 --        1,856,356
                                -----------         ----------         -----------        -----------       ----------
Net realized gains (losses)
 on investments.............      5,473,839          3,013,792          11,086,835          2,787,605        2,911,796
 Change in unrealized
  appreciation
  (depreciation) of
  investments...............      6,079,213             68,072          (1,426,425)         8,911,381        2,247,740
                                -----------         ----------         -----------        -----------       ----------
Net realized and unrealized
 gains (losses) on
 investments................     11,553,052          3,081,864           9,660,410         11,698,986        5,159,536
                                -----------         ----------         -----------        -----------       ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................    $11,893,244         $2,631,704         $ 8,641,369        $11,171,853       $5,081,548
                                ===========         ==========         ===========        ===========       ==========


                                LEHMAN BROTHERS      MORGAN STANLEY
                              AGGREGATE BOND INDEX     EAFE INDEX
                                   SUBACCOUNT          SUBACCOUNT
                              --------------------   --------------
                                      2006                2006
                              --------------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................       $3,576,589         $   862,549
Expenses:
 Mortality and expense risk
  charges...................        1,134,315             739,366
 Administrative charges.....           13,809               8,166
                                   ----------         -----------
 Total Expenses.............        1,148,124             747,532
                                   ----------         -----------
Net investment income
 (loss).....................        2,428,465             115,017
                                   ----------         -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from security
  transactions..............         (277,301)          2,761,913
 Realized gain
  distributions.............               --                  --
                                   ----------         -----------
Net realized gains (losses)
 on investments.............         (277,301)          2,761,913
 Change in unrealized
  appreciation
  (depreciation) of
  investments...............          (53,839)          9,158,976
                                   ----------         -----------
Net realized and unrealized
 gains (losses) on
 investments................         (331,140)         11,920,889
                                   ----------         -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................       $2,097,325         $12,035,906
                                   ==========         ===========

(a) For the period January 1, 2006 to April 30, 2006


(b) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

                                                                                                                         METLIFE
      METLIFE                  T. ROWE PRICE   T. ROWE PRICE   OPPENHEIMER   BLACKROCK                    METLIFE      CONSERVATIVE
      MID CAP     BLACKROCK      LARGE CAP       SMALL CAP       GLOBAL      AGGRESSIVE    BLACKROCK    CONSERVATIVE   TO MODERATE
    STOCK INDEX   LARGE CAP       GROWTH          GROWTH         EQUITY        GROWTH     DIVERSIFIED    ALLOCATION     ALLOCATION
    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
    -----------   ----------   -------------   -------------   -----------   ----------   -----------   ------------   ------------
       2006          2006          2006            2006           2006          2006         2006           2006           2006
    -----------   ----------   -------------   -------------   -----------   ----------   -----------   ------------   ------------
    $  464,869    $ 189,629     $   26,904       $      --     $  229,581     $     --     $185,605       $122,211      $  441,410
       673,126      235,617        362,564         104,658        161,132       68,345      106,822         58,569         318,899
         6,313        1,555          2,393             928          1,042          171          474            312           1,053
    -----------   ----------    ----------       ---------     ----------     --------     --------       --------      ----------
       679,439      237,172        364,957         105,586        162,174       68,516      107,296         58,881         319,952
    -----------   ----------    ----------       ---------     ----------     --------     --------       --------      ----------
      (214,570)     (47,543)      (338,053)       (105,586)        67,407      (68,516)      78,309         63,330         121,458
    -----------   ----------    ----------       ---------     ----------     --------     --------       --------      ----------
     1,910,233    1,830,332        275,131         161,460        210,815      431,331      366,377        (11,049)         55,938
     3,537,045           --             --              --        197,958           --           --         47,807         309,560
    -----------   ----------    ----------       ---------     ----------     --------     --------       --------      ----------
     5,447,278    1,830,332        275,131         161,460        408,773      431,331      366,377         36,758         365,498
    (1,271,679)     226,238      3,235,175         (73,105)     1,339,061       51,515      166,661        130,740       1,689,518
    -----------   ----------    ----------       ---------     ----------     --------     --------       --------      ----------
     4,175,599    2,056,570      3,510,306          88,355      1,747,834      482,846      533,038        167,498       2,055,016
    -----------   ----------    ----------       ---------     ----------     --------     --------       --------      ----------
    $3,961,029    $2,009,027    $3,172,253       $ (17,231)    $1,815,241     $414,330     $611,347       $230,828      $2,176,474
    ===========   ==========    ==========       =========     ==========     ========     ========       ========      ==========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2006

                                                 METLIFE MODERATE
                              METLIFE MODERATE    TO AGGRESSIVE     METLIFE AGGRESSIVE                   LEGG MASON
                                 ALLOCATION         ALLOCATION          ALLOCATION       FI LARGE CAP   VALUE EQUITY
                                 SUBACCOUNT         SUBACCOUNT          SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
                              ----------------   ----------------   ------------------   ------------   ------------
                                    2006               2006                2006            2006(B)        2006(B)
                              ----------------   ----------------   ------------------   ------------   ------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................     $1,028,447        $   648,239          $   48,129         $    --       $   34,396
Expenses:
 Mortality and expense risk
  charges...................        953,492          1,065,156             113,432           2,066          302,975
 Administrative charges.....          2,073              1,986                 147              12           13,373
                                 ----------        -----------          ----------         -------       ----------
 Total Expenses.............        955,565          1,067,142             113,579           2,078          316,348
                                 ----------        -----------          ----------         -------       ----------
Net investment income
 (loss).....................         72,882           (418,903)            (65,450)         (2,078)        (281,952)
                                 ----------        -----------          ----------         -------       ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from security
  transactions..............        139,352             24,867              80,131           7,519          (76,051)
 Realized gain
  distributions.............      1,481,139          1,717,264             212,006              --          668,057
                                 ----------        -----------          ----------         -------       ----------
Net realized gains (losses)
 on investments.............      1,620,491          1,742,131             292,137           7,519          592,006
 Change in unrealized
  appreciation
  (depreciation) of
  investments...............      6,844,977         10,627,423           1,222,430          34,860        1,915,387
                                 ----------        -----------          ----------         -------       ----------
 Net realized and unrealized
  gains (losses) on
  investments...............      8,465,468         12,369,554           1,514,567          42,379        2,507,393
                                 ----------        -----------          ----------         -------       ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................     $8,538,350        $11,950,651          $1,449,117         $40,301       $2,225,441
                                 ==========        ===========          ==========         =======       ==========

                                   MFS
                                RESEARCH      T. ROWE PRICE
                              INTERNATIONAL   MID-CAP GROWTH
                               SUBACCOUNT       SUBACCOUNT
                              -------------   --------------
                                  2006             2006
                              -------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................   $   837,078      $       --
Expenses:
 Mortality and expense risk
  charges...................       682,086         831,383
 Administrative charges.....         5,866           8,204
                               -----------      ----------
 Total Expenses.............       687,952         839,587
                               -----------      ----------
Net investment income
 (loss).....................       149,126        (839,587)
                               -----------      ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from security
  transactions..............     2,331,061       2,093,579
 Realized gain
  distributions.............     3,647,259       2,078,158
                               -----------      ----------
Net realized gains (losses)
 on investments.............     5,978,320       4,171,737
 Change in unrealized
  appreciation
  (depreciation) of
  investments...............     5,504,016        (397,832)
                               -----------      ----------
 Net realized and unrealized
  gains (losses) on
  investments...............    11,482,336       3,773,905
                               -----------      ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $11,631,462      $2,934,318
                               ===========      ==========

(a) For the period January 1, 2006 to April 30, 2006


(b) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.


        PIMCO          RCM GLOBAL        LORD ABBETT       LAZARD         MET/AIM        HARRIS OAKMARK      LEGG MASON
     TOTAL RETURN      TECHNOLOGY       BOND DEBENTURE    MID-CAP     SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH
      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
     ------------   -----------------   --------------   ----------   ----------------   --------------   -----------------
         2006             2006               2006           2006            2006              2006              2006
     ------------   -----------------   --------------   ----------   ----------------   --------------   -----------------
      $6,932,571        $      --         $6,247,527     $  75,236       $       --        $ 2,783,780       $        --
       3,571,174          194,232          1,309,531       328,333          167,643          1,554,767           184,083
          31,974            1,517             11,534         1,939              784             13,978             1,959
      ----------        ---------         ----------     ----------      ----------        -----------       -----------
       3,603,148          195,749          1,321,065       330,272          168,427          1,568,745           186,042
      ----------        ---------         ----------     ----------      ----------        -----------       -----------
       3,329,423         (195,749)         4,926,462      (255,036)        (168,427)         1,215,035          (186,042)
      ----------        ---------         ----------     ----------      ----------        -----------       -----------
       1,268,066          353,595            880,218       589,260          741,247          2,585,470           862,607
         111,094               --                 --     2,949,300        1,772,708          7,540,896           795,113
      ----------        ---------         ----------     ----------      ----------        -----------       -----------
       1,379,160          353,595            880,218     3,538,560        2,513,955         10,126,366         1,657,720
       3,642,508          379,673          1,490,294      (162,368)        (840,697)        17,136,312        (1,930,843)
      ----------        ---------         ----------     ----------      ----------        -----------       -----------
       5,021,668          733,268          2,370,512     3,376,192        1,673,258         27,262,678          (273,123)
      ----------        ---------         ----------     ----------      ----------        -----------       -----------
      $8,351,091        $ 537,519         $7,296,974     $3,121,156      $1,504,831        $28,477,713       $  (459,165)
      ==========        =========         ==========     ==========      ==========        ===========       ===========

      NEUBERGER    OPPENHEIMER
       BERMAN        CAPITAL
     REAL ESTATE   APPRECIATION
     SUBACCOUNT     SUBACCOUNT
     -----------   ------------
        2006           2006
     -----------   ------------
     $   784,642     $  1,719
       1,148,624       33,866
           7,579          271
     -----------     --------
       1,156,203       34,137
     -----------     --------
        (371,561)     (32,418)
     -----------     --------
       2,359,221        9,040
       4,209,954       15,315
     -----------     --------
       6,569,175       24,355
      19,648,867      190,481
     -----------     --------
      26,218,042      214,836
     -----------     --------
     $25,846,481     $182,418
     ===========     ========

   The accompanying notes are an integral part of these financial statements.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2006

                                                  CYCLICAL
                                 CYCLICAL        GROWTH AND     PIMCO INFLATION   AMERICAN FUNDS   AMERICAN FUNDS
                                GROWTH ETF       INCOME ETF     PROTECTED BOND        GROWTH       GROWTH-INCOME
                                SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                              --------------   --------------   ---------------   --------------   --------------
                                 2006(B)          2006(B)           2006(B)            2006             2006
                              --------------   --------------   ---------------   --------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................     $ 8,191          $ 7,711          $     --        $ 3,672,156      $ 5,154,963
Expenses:
 Mortality and expense risk
  charges...................       3,138            2,823            13,061          7,066,204        5,204,813
 Administrative charges.....          13               20               102             66,187           49,799
                                 -------          -------          --------        -----------      -----------
 Total Expenses.............       3,151            2,843            13,163          7,132,391        5,254,612
                                 -------          -------          --------        -----------      -----------
Net investment income
 (loss).....................       5,040            4,868           (13,163)        (3,460,235)         (99,649)
                                 -------          -------          --------        -----------      -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from security
  transactions..............       3,714            1,103             3,383          9,470,245        4,909,601
 Realized gain
  distributions.............       2,001               --                --          2,790,638        7,809,030
                                 -------          -------          --------        -----------      -----------
Net realized gains (losses)
 on investments.............       5,715            1,103             3,383         12,260,883       12,718,631
Change in unrealized
 appreciation (depreciation)
 of investments.............      46,860           33,943            (3,001)        28,092,100       28,980,870
                                 -------          -------          --------        -----------      -----------
 Net realized and unrealized
  gains (losses) on
  investments...............      52,575           35,046               382         40,352,983       41,699,501
                                 -------          -------          --------        -----------      -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................     $57,615          $39,914          $(12,781)       $36,892,748      $41,599,852
                                 =======          =======          ========        ===========      ===========


                              AMERICAN FUNDS GLOBAL   AMERICAN FUNDS
                              SMALL CAPITALIZATION         BOND
                                   SUBACCOUNT           SUBACCOUNT
                              ---------------------   --------------
                                      2006               2006(B)
                              ---------------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................       $   618,750           $ 25,258
Expenses:
 Mortality and expense risk
  charges...................         2,122,899             41,085
 Administrative charges.....            17,962                307
                                   -----------           --------
 Total Expenses.............         2,140,861             41,392
                                   -----------           --------
Net investment income
 (loss).....................        (1,522,111)           (16,134)
                                   -----------           --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
 Realized gains (losses)
  from security
  transactions..............        11,488,296               (437)
 Realized gain
  distributions.............         6,915,109                 --
                                   -----------           --------
Net realized gains (losses)
 on investments.............        18,403,405               (437)
Change in unrealized
 appreciation (depreciation)
 of investments.............         8,946,525            227,389
                                   -----------           --------
 Net realized and unrealized
  gains (losses) on
  investments...............        27,349,930            226,952
                                   -----------           --------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................       $25,827,819           $210,818
                                   ===========           ========

(a) For the period January 1, 2006 to April 30, 2006


(b) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

                      (This page intentionally left blank)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                              BLACKROCK                       BLACKROCK                     HARRIS OAKMARK
                                             BOND INCOME                     MONEY MARKET                   FOCUSED VALUE
                                              SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  8,658,592    $  5,256,791    $  3,443,526    $  1,376,134    $ (3,805,924)   $ (4,423,509)
 Net realized gains (losses) on
  investments......................      (357,069)      3,232,403              --              --      52,758,425      19,196,897
 Change in unrealized appreciation
  (depreciation) of investments....    (2,682,332)     (6,669,619)             --              --     (15,287,522)     11,734,256
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations........................     5,619,191       1,819,575       3,443,526       1,376,134      33,664,979      26,507,644
                                     ------------    ------------    ------------    ------------    ------------    ------------
From capital transactions:
 Payments received from contract
  owners...........................    12,391,332      19,073,414      20,552,267      18,913,982      16,272,563      20,975,953
 Transfers between Subaccounts
  (including fixed account), net...    (1,940,166)      3,576,809      15,369,889      (1,135,264)    (17,881,794)        646,172
 Transfers for contract benefits
  and terminations.................   (24,107,661)    (21,717,453)    (35,017,868)    (27,298,363)    (36,886,371)    (29,861,627)
 Contract maintenance charges......      (368,710)       (306,465)       (206,161)       (185,639)       (639,780)       (579,836)
                                     ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets resulting from capital
 transactions......................   (14,025,205)        626,305         698,127      (9,705,284)    (39,135,382)     (8,819,338)
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET CHANGE IN NET ASSETS...........    (8,406,014)      2,445,880       4,141,653      (8,329,150)     (5,470,403)     17,688,306
NET ASSETS -- BEGINNING OF
 PERIOD............................   209,882,882     207,437,002     104,053,537     112,382,687     339,522,957     321,834,651
                                     ------------    ------------    ------------    ------------    ------------    ------------
NET ASSETS -- END OF PERIOD........  $201,476,868    $209,882,882    $108,195,190    $104,053,537    $334,052,554    $339,522,957
                                     ============    ============    ============    ============    ============    ============


(a) For the period January 1, 2006 to April 30, 2006
(b) For the period January 1, 2005 to April 30, 2005
(c)  For the period May 1, 2005 to December 31, 2005
(d) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

                FI                       LOOMIS SAYLES           WESTERN ASSET MANAGEMENT       WESTERN ASSET MANAGEMENT
           VALUE LEADERS                   SMALL CAP                  U.S. GOVERNMENT         STRATEGIC BOND OPPORTUNITIES
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   -----------------------------
        2006           2005           2006           2005           2006           2005           2006            2005
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   -------------
    $   (285,217)  $   (224,447)  $ (1,947,477)  $ (1,803,257)  $  2,735,435   $   (139,380)  $  5,928,921    $  2,640,175
       1,854,984     (4,011,997)    14,902,588      6,556,966         56,098      3,091,804      3,312,070       4,432,639
       7,897,525     12,642,364      6,824,640      2,211,544        963,242     (2,668,369)    (3,447,948)     (4,952,369)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
       9,467,292      8,405,920     19,779,751      6,965,253      3,754,775        284,055      5,793,043       2,120,445
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
       4,458,699      3,741,737      9,056,216      7,322,194     11,574,892     17,869,876     13,200,172      14,630,781
         459,938     (1,836,902)     1,482,494       (222,287)        57,979      8,171,579      3,739,913      15,408,338
     (16,656,342)   (13,922,884)   (20,194,581)   (15,084,364)   (15,178,659)   (12,989,949)   (21,110,414)    (17,195,183)
         (81,331)       (67,465)      (197,343)      (157,015)      (311,814)      (248,311)      (309,117)       (241,894)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
     (11,819,036)   (12,085,514)    (9,853,214)    (8,141,472)    (3,857,602)    12,803,195     (4,479,446)     12,602,042
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      (2,351,744)    (3,679,594)     9,926,537     (1,176,219)      (102,827)    13,087,250      1,313,597      14,722,487
      97,295,000    100,974,594    135,073,486    136,249,705    146,025,572    132,938,322    166,715,251     151,992,764
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
    $ 94,943,256   $ 97,295,000   $145,000,023   $135,073,486   $145,922,745   $146,025,572   $168,028,848    $166,715,251
    ============   ============   ============   ============   ============   ============   ============    ============

                 MFS                        BLACKROCK
            TOTAL RETURN             LEGACY LARGE CAP GROWTH
             SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------
         2006           2005           2006           2005
     ------------   ------------   ------------   ------------
     $  2,098,657   $    172,717   $ (2,093,301)  $ (1,792,630)
        4,043,374      2,167,791     (8,269,759)   (11,793,055)
        4,308,944       (777,925)    14,242,709     22,400,510
     ------------   ------------   ------------   ------------
       10,450,975      1,562,583      3,879,649      8,814,825
     ------------   ------------   ------------   ------------
        6,291,846      7,538,346      4,463,430      5,998,018
          546,734      7,209,156     (9,474,561)   (13,885,859)
      (14,566,998)   (12,291,305)   (26,378,271)   (23,830,316)
         (162,010)      (131,382)      (188,560)      (194,957)
     ------------   ------------   ------------   ------------
       (7,890,428)     2,324,815    (31,577,962)   (31,913,114)
     ------------   ------------   ------------   ------------
        2,560,547      3,887,398    (27,698,313)   (23,098,289)
      104,827,981    100,940,583    180,038,176    203,136,465
     ------------   ------------   ------------   ------------
     $107,388,528   $104,827,981   $152,339,863   $180,038,176
     ============   ============   ============   ============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                   DAVIS                            MFS                         JENNISON
                                               VENTURE VALUE                  INVESTORS TRUST                    GROWTH
                                                 SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                        ----------------------------    ---------------------------    --------------------------
                                            2006            2005          2006(A)          2005           2006          2005(C)
                                        ------------    ------------    ------------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss).........  $ (3,026,082)   $ (3,320,165)   $    163,983    $  (406,039)   $  (178,353)   $  (116,156)
 Net realized gains (losses) on
  investments.........................    16,054,066       7,794,892       8,122,613        349,660        389,593        194,818
 Change in unrealized appreciation
  (depreciation) of investments.......    48,055,324      33,533,039      (6,606,446)     2,060,935        (58,037)     2,239,751
                                        ------------    ------------    ------------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations............    61,083,308      38,007,766       1,680,150      2,004,556        153,203      2,318,413
                                        ------------    ------------    ------------    -----------    -----------    -----------
From capital transactions:
 Payments received from contract
  owners..............................    39,963,697      38,906,997         296,452        983,223      1,127,733        327,862
 Transfers between Subaccounts
  (including fixed account), net......    12,066,531      17,538,175     (37,239,357)    (1,931,611)       275,793     11,612,902
 Transfers for contract benefits and
  terminations........................   (62,117,116)    (46,148,734)     (1,483,904)    (4,016,768)    (1,184,724)    (1,136,039)
 Contract maintenance charges.........      (840,972)       (632,527)        (15,853)       (51,528)       (18,915)       (12,325)
                                        ------------    ------------    ------------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from capital
 transactions.........................   (10,927,860)      9,663,911     (38,442,662)    (5,016,684)       199,887     10,792,400
                                        ------------    ------------    ------------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS..............    50,155,448      47,671,677     (36,762,512)    (3,012,128)       353,090     13,110,813
NET ASSETS -- BEGINNING OF PERIOD.....   477,062,681     429,391,004      36,762,512     39,774,640     13,110,813             --
                                        ------------    ------------    ------------    -----------    -----------    -----------
NET ASSETS -- END OF PERIOD...........  $527,218,129    $477,062,681    $         --    $36,762,512    $13,463,903    $13,110,813
                                        ============    ============    ============    ===========    ===========    ===========


(a) For the period January 1, 2006 to April 30, 2006

(b) For the period January 1, 2005 to April 30, 2005

(c)  For the period May 1, 2005 to December 31, 2005

(d) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

                FI                         BLACKROCK                       FI                        RUSSELL
        INTERNATIONAL STOCK             STRATEGIC VALUE           MID CAP OPPORTUNITIES            2000 INDEX
            SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
    ---------------------------   ---------------------------   -------------------------   -------------------------
        2006           2005           2006           2005          2006          2005          2006          2005
    ------------   ------------   ------------   ------------   -----------   -----------   -----------   -----------
    $     19,066   $   (758,714)  $ (2,282,253)  $ (2,629,003)  $  (375,074)  $  (357,170)  $  (450,786)  $  (432,381)
       8,243,977      4,406,165     47,646,490     18,106,857     1,282,495     1,017,225     6,398,131     4,160,258
       7,350,592     11,581,896    (17,465,606)   (10,451,471)    1,747,863       711,229     3,066,877    (1,937,732)
    ------------   ------------   ------------   ------------   -----------   -----------   -----------   -----------
      15,613,635     15,229,347     27,898,631      5,026,383     2,655,284     1,371,284     9,014,222     1,790,145
    ------------   ------------   ------------   ------------   -----------   -----------   -----------   -----------
      10,583,641      9,314,278      8,328,550     13,738,174     2,079,526     1,762,559     5,271,371     5,377,636
        (364,805)    (2,171,170)   (12,978,155)    (6,141,001)     (683,992)   (1,469,561)      209,289     1,824,161
     (12,214,120)    (9,274,961)   (19,653,272)   (15,161,274)   (2,021,056)   (1,768,433)   (4,626,070)   (4,571,912)
        (209,100)      (149,853)      (463,367)      (422,460)      (70,770)      (66,274)     (158,805)     (127,743)
    ------------   ------------   ------------   ------------   -----------   -----------   -----------   -----------
      (2,204,384)    (2,281,706)   (24,766,244)    (7,986,561)     (696,292)   (1,541,709)      695,785     2,502,142
    ------------   ------------   ------------   ------------   -----------   -----------   -----------   -----------
      13,409,251     12,947,641      3,132,387     (2,960,178)    1,958,992      (170,425)    9,710,007     4,292,287
     106,709,238     93,761,597    197,382,721    200,342,899    27,125,048    27,295,473    56,096,946    51,804,659
    ------------   ------------   ------------   ------------   -----------   -----------   -----------   -----------
    $120,118,489   $106,709,238   $200,515,108   $197,382,721   $29,084,040   $27,125,048   $65,806,953   $56,096,946
    ============   ============   ============   ============   ===========   ===========   ===========   ===========

              METLIFE               FRANKLIN TEMPLETON
            STOCK INDEX              SMALL CAP GROWTH
            SUBACCOUNT                  SUBACCOUNT
     -------------------------   -------------------------
        2006          2005          2006          2005
     -----------   -----------   -----------   -----------
     $   340,192   $    52,374   $  (450,160)  $  (389,283)
       5,473,839       567,716     3,013,792     1,371,525
       6,079,213     1,997,571        68,072        15,063
     -----------   -----------   -----------   -----------
      11,893,244     2,617,661     2,631,704       997,305
     -----------   -----------   -----------   -----------
       7,763,766     8,140,056     3,370,088     4,194,209
      (3,644,043)     (620,309)     (162,184)      543,419
      (6,751,694)   (5,794,283)   (2,240,400)   (2,189,589)
        (216,150)     (188,805)      (85,374)      (68,981)
     -----------   -----------   -----------   -----------
      (2,848,121)    1,536,659       882,130     2,479,058
     -----------   -----------   -----------   -----------
       9,045,123     4,154,320     3,513,834     3,476,363
      89,010,624    84,856,304    31,358,177    27,881,814
     -----------   -----------   -----------   -----------
     $98,055,747   $89,010,624   $34,872,011   $31,358,177
     ===========   ===========   ===========   ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                               NEUBERGER BERMAN                HARRIS OAKMARK                  BLACKROCK
                                                 MID CAP VALUE                LARGE CAP VALUE               LARGE CAP VALUE
                                                  SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------    --------------------------    --------------------------
                                              2006           2005           2006           2005           2006           2005
                                          ------------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)...........  $ (1,019,041)   $ 4,788,224    $  (527,133)   $  (513,071)   $   (77,988)   $  (133,103)
 Net realized gains (losses) on
  investments...........................    11,086,835      1,819,864      2,787,605      1,525,729      2,911,796      1,320,048
 Change in unrealized appreciation
  (depreciation) of investments.........    (1,426,425)       799,129      8,911,381     (2,680,723)     2,247,740        (77,588)
                                          ------------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations..............     8,641,369      7,407,217     11,171,853     (1,668,065)     5,081,548      1,109,357
                                          ------------    -----------    -----------    -----------    -----------    -----------
From capital transactions:
 Payments received from contract
  owners................................    11,032,161     11,284,320      5,223,596     10,949,200      3,962,130      3,708,853
 Transfers between Subaccounts
  (including fixed account), net........     9,129,103     14,946,383       (864,738)     6,213,613      5,232,215        981,437
 Transfers for contract benefits and
  terminations..........................    (7,902,286)    (4,740,790)    (4,516,532)    (3,795,934)    (2,632,253)    (1,430,078)
 Contract maintenance charges...........      (215,827)      (145,400)      (218,734)      (168,433)       (81,901)       (62,497)
                                          ------------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from capital transactions....    12,043,151     21,344,513       (376,408)    13,198,446      6,480,191      3,197,715
                                          ------------    -----------    -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS................    20,684,520     28,751,730     10,795,445     11,530,381     11,561,739      4,307,072
NET ASSETS -- BEGINNING OF PERIOD.......    82,800,242     54,048,512     68,410,066     56,879,685     27,018,795     22,711,723
                                          ------------    -----------    -----------    -----------    -----------    -----------
NET ASSETS -- END OF PERIOD.............  $103,484,762    $82,800,242    $79,205,511    $68,410,066    $38,580,534    $27,018,795
                                          ============    ===========    ===========    ===========    ===========    ===========


(a) For the period January 1, 2006 to April 30, 2006
(b) For the period January 1, 2005 to April 30, 2005
(c)  For the period May 1, 2005 to December 31, 2005
(d) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

         LEHMAN BROTHERS             MORGAN STANLEY                  METLIFE                    BLACKROCK
      AGGREGATE BOND INDEX             EAFE INDEX              MID CAP STOCK INDEX              LARGE CAP
           SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
    -------------------------   -------------------------   -------------------------   -------------------------
       2006          2005          2006          2005          2006          2005          2006          2005
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $ 2,428,465   $ 1,832,612   $   115,017   $    59,223   $  (214,570)  $  (369,309)  $   (47,543)  $   (80,582)
       (277,301)      160,302     2,761,913     1,356,796     5,447,278     2,983,177     1,830,332       278,145
        (53,839)   (1,593,075)    9,158,976     3,669,066    (1,271,679)    1,789,734       226,238       138,433
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,097,325       399,839    12,035,906     5,085,085     3,961,029     4,403,602     2,009,027       335,996
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      7,073,692     8,912,728     4,187,300     4,710,115     3,410,061     5,088,663       633,680     1,061,336
      3,680,597     6,447,171     4,063,660     2,578,845     1,533,159     1,245,798    (1,641,831)     (354,230)
     (7,598,145)   (6,687,018)   (4,370,872)   (2,691,369)   (3,490,159)   (2,591,627)   (1,624,864)   (1,190,789)
       (194,734)     (158,287)     (147,302)     (108,904)     (129,488)     (101,834)      (45,652)      (44,306)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      2,961,410     8,514,594     3,732,786     4,488,687     1,323,573     3,641,000    (2,678,667)     (527,989)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
      5,058,735     8,914,433    15,768,692     9,573,772     5,284,602     8,044,602      (669,640)     (191,993)
     82,322,496    73,408,063    49,558,154    39,984,382    47,065,717    39,021,115    17,618,149    17,810,142
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $87,381,231   $82,322,496   $65,326,846   $49,558,154   $52,350,319   $47,065,717   $16,948,509   $17,618,149
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

           T. ROWE PRICE              T. ROWE PRICE
         LARGE CAP GROWTH           SMALL CAP GROWTH
            SUBACCOUNT                 SUBACCOUNT
     -------------------------   -----------------------
        2006          2005          2006         2005
     -----------   -----------   ----------   ----------
     $  (338,053)  $  (145,785)  $ (105,586)  $  (33,186)
         275,131        16,279      161,460       24,911
       3,235,175     1,381,943      (73,105)     308,367
     -----------   -----------   ----------   ----------
       3,172,253     1,252,437      (17,231)     300,092
     -----------   -----------   ----------   ----------
       5,745,459     8,063,043    2,214,797    1,345,664
       4,043,304     7,514,122    3,413,108    1,858,669
      (1,880,712)     (403,450)    (377,683)     (55,669)
         (73,719)      (24,884)     (18,479)      (4,497)
     -----------   -----------   ----------   ----------
       7,834,332    15,148,831    5,231,743    3,144,167
     -----------   -----------   ----------   ----------
      11,006,585    16,401,268    5,214,512    3,444,259
      22,102,945     5,701,677    4,289,808      845,549
     -----------   -----------   ----------   ----------
     $33,109,530   $22,102,945   $9,504,320   $4,289,808
     ===========   ===========   ==========   ==========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                       OPPENHEIMER                  BLACKROCK                   BLACKROCK
                                                      GLOBAL EQUITY             AGGRESSIVE GROWTH              DIVERSIFIED
                                                       SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT
                                                -------------------------    ------------------------    ------------------------
                                                   2006           2005          2006          2005          2006          2005
                                                -----------    ----------    ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss).................  $    67,407    $  (32,530)   $  (68,516)   $  (24,269)   $   78,309    $   (3,628)
 Net realized gains (losses) on investments...      408,773        26,154       431,331        41,509       366,377        26,686
 Change in unrealized appreciation
  (depreciation) of investments...............    1,339,061       544,372        51,515       189,006       166,661        52,806
                                                -----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net assets
 resulting from operations....................    1,815,241       537,996       414,330       206,246       611,347        75,864
                                                -----------    ----------    ----------    ----------    ----------    ----------
From capital transactions:
 Payments received from contract owners.......    4,226,091     2,539,060     1,527,143     1,182,435     1,834,246     1,028,517
 Transfers between Subaccounts (including
  fixed account), net.........................    6,050,818     2,715,558     1,309,742       561,950       449,764     1,093,545
 Transfers for contract benefits and
  terminations................................     (697,162)     (154,003)     (276,763)      (68,819)     (536,193)     (228,840)
 Contract maintenance charges.................      (26,844)       (3,849)      (11,861)       (3,911)      (11,546)       (4,536)
                                                -----------    ----------    ----------    ----------    ----------    ----------
Net increase (decrease) in net assets
 resulting from capital transactions..........    9,552,903     5,096,766     2,548,261     1,671,655     1,736,271     1,888,686
                                                -----------    ----------    ----------    ----------    ----------    ----------
NET CHANGE IN NET ASSETS......................   11,368,144     5,634,762     2,962,591     1,877,901     2,347,618     1,964,550
NET ASSETS -- BEGINNING OF PERIOD.............    6,334,832       700,070     2,779,087       901,186     4,349,740     2,385,190
                                                -----------    ----------    ----------    ----------    ----------    ----------
NET ASSETS -- END OF PERIOD...................  $17,702,976    $6,334,832    $5,741,678    $2,779,087    $6,697,358    $4,349,740
                                                ===========    ==========    ==========    ==========    ==========    ==========


(a) For the period January 1, 2006 to April 30, 2006
(b) For the period January 1, 2005 to April 30, 2005
(c)  For the period May 1, 2005 to December 31, 2005
(d) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

                                       METLIFE                                                  METLIFE
            METLIFE                CONSERVATIVE TO                 METLIFE                    MODERATE TO
    CONSERVATIVE ALLOCATION      MODERATE ALLOCATION         MODERATE ALLOCATION         AGGRESSIVE ALLOCATION
          SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
    -----------------------   -------------------------   --------------------------   --------------------------
       2006       2005(C)        2006         2005(C)         2006         2005(C)         2006         2005(C)
    ----------   ----------   -----------   -----------   ------------   -----------   ------------   -----------
    $   63,330   $   (1,938)  $   121,458   $    (6,513)  $     72,882   $     7,716   $   (418,903)  $    (3,737)
        36,758        2,926       365,498         9,231      1,620,491        12,479      1,742,131        17,932
       130,740        4,054     1,689,518       127,849      6,844,977       452,861     10,627,423       577,444
    ----------   ----------   -----------   -----------   ------------   -----------   ------------   -----------
       230,828        5,042     2,176,474       130,567      8,538,350       473,056     11,950,651       591,639
    ----------   ----------   -----------   -----------   ------------   -----------   ------------   -----------
     3,073,792    1,241,464    19,947,160     6,636,202     71,275,688    21,484,892    104,719,771    15,439,896
     2,785,127      790,232    11,670,422     3,507,410     38,749,644     6,690,582     52,247,920     6,491,427
      (312,788)     (17,416)     (997,519)     (193,163)    (3,440,984)     (213,371)    (3,632,171)     (267,106)
       (11,934)        (522)      (45,421)       (4,135)      (155,725)       (1,366)      (149,391)       (1,414)
    ----------   ----------   -----------   -----------   ------------   -----------   ------------   -----------
     5,534,197    2,013,758    30,574,642     9,946,314    106,428,623    27,960,737    153,186,129    21,662,803
    ----------   ----------   -----------   -----------   ------------   -----------   ------------   -----------
     5,765,025    2,018,800    32,751,116    10,076,881    114,966,973    28,433,793    165,136,780    22,254,442
     2,018,800           --    10,076,881            --     28,433,793            --     22,254,442            --
    ----------   ----------   -----------   -----------   ------------   -----------   ------------   -----------
    $7,783,825   $2,018,800   $42,827,997   $10,076,881   $143,400,766   $28,433,793   $187,391,222   $22,254,442
    ==========   ==========   ===========   ===========   ============   ===========   ============   ===========


             METLIFE                FI        LEGG MASON
      AGGRESSIVE ALLOCATION     LARGE CAP    VALUE EQUITY
            SUBACCOUNT          SUBACCOUNT    SUBACCOUNT
     ------------------------   ----------   ------------
        2006        2005(C)      2006(D)       2006(D)
     -----------   ----------   ----------   ------------
     $   (65,450)  $     (929)   $ (2,078)   $  (281,952)
         292,137       10,794       7,519        592,006
       1,222,430       43,855      34,860      1,915,387
     -----------   ----------    --------    -----------
       1,449,117       53,720      40,301      2,225,441
     -----------   ----------    --------    -----------
       7,448,174    1,066,976     115,634        915,657
       7,216,949      756,031     484,499     35,292,109
        (135,655)     (87,316)    (85,534)    (2,772,900)
         (14,611)         (80)        (46)       (31,916)
     -----------   ----------    --------    -----------
      14,514,857    1,735,611     514,553     33,402,950
     -----------   ----------    --------    -----------
      15,963,974    1,789,331     554,854     35,628,391
       1,789,331           --          --             --
     -----------   ----------    --------    -----------
     $17,753,305   $1,789,331    $554,854    $35,628,391
     ===========   ==========    ========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                                MFS RESEARCH                 T. ROWE PRICE                      PIMCO
                                               INTERNATIONAL                 MID-CAP GROWTH                  TOTAL RETURN
                                                 SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                         --------------------------    --------------------------    ----------------------------
                                            2006           2005           2006           2005            2006            2005
                                         -----------    -----------    -----------    -----------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........  $   149,126    $  (348,038)   $  (839,587)   $  (616,235)   $  3,329,423    $ (3,249,563)
 Net realized gains (losses) on
  investments..........................    5,978,320      2,921,040      4,171,737      2,020,783       1,379,160       2,211,267
 Change in unrealized appreciation
  (depreciation) of investments........    5,504,016      3,216,071       (397,832)     4,906,217       3,642,508       3,099,382
                                         -----------    -----------    -----------    -----------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations.............   11,631,462      5,789,073      2,934,318      6,310,765       8,351,091       2,061,086
                                         -----------    -----------    -----------    -----------    ------------    ------------
From capital transactions:
 Payments received from contract
  owners...............................    6,100,271      4,840,586      7,964,322      8,047,600      22,521,356      31,395,944
 Transfers between Subaccounts
  (including fixed account), net.......    4,997,802      4,228,291      6,240,458      6,054,862       6,711,917      20,454,453
 Transfers for contract benefits and
  terminations.........................   (3,839,289)    (2,117,378)    (4,449,149)    (3,184,379)    (21,286,690)    (17,087,826)
 Contract maintenance charges..........     (132,103)       (90,484)      (155,989)      (101,661)       (658,063)       (527,752)
                                         -----------    -----------    -----------    -----------    ------------    ------------
Net increase (decrease) in net assets
 resulting from capital transactions...    7,126,681      6,861,015      9,599,642     10,816,422       7,288,520      34,234,819
                                         -----------    -----------    -----------    -----------    ------------    ------------
NET CHANGE IN NET ASSETS...............   18,758,143     12,650,088     12,533,960     17,127,187      15,639,611      36,295,905
NET ASSETS -- BEGINNING OF PERIOD......   44,622,108     31,972,020     56,316,012     39,188,825     257,626,390     221,330,485
                                         -----------    -----------    -----------    -----------    ------------    ------------
NET ASSETS -- END OF PERIOD............  $63,380,251    $44,622,108    $68,849,972    $56,316,012    $273,266,001    $257,626,390
                                         ===========    ===========    ===========    ===========    ============    ============


(a) For the period January 1, 2006 to April 30, 2006
(b) For the period January 1, 2005 to April 30, 2005
(c)  For the period May 1, 2005 to December 31, 2005
(d) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

               RCM                     LORD ABBETT                    LAZARD                      MET/AIM
        GLOBAL TECHNOLOGY             BOND DEBENTURE                  MID-CAP                SMALL CAP GROWTH
           SUBACCOUNT                   SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
    -------------------------   --------------------------   -------------------------   -------------------------
       2006          2005           2006          2005          2006          2005          2006          2005
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------
    $  (195,749)  $  (186,762)  $  4,926,462   $ 2,641,346   $  (255,036)  $  (286,511)  $  (168,427)  $  (153,073)
        353,595       685,956        880,218       736,716     3,538,560     3,290,465     2,513,955       841,478
        379,673       742,484      1,490,294    (3,142,024)     (162,368)   (1,521,427)     (840,697)       71,034
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------
        537,519     1,241,678      7,296,974       236,038     3,121,156     1,482,527     1,504,831       759,439
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------
        680,097       951,102      9,499,941    11,811,726     1,670,325     2,484,497       732,595     1,052,754
       (438,350)   (1,453,186)     7,049,635     9,857,850      (356,439)      241,743      (819,198)      (21,747)
       (977,782)     (806,638)    (6,794,749)   (6,662,195)   (1,306,194)   (1,366,647)     (702,401)     (801,310)
        (42,137)      (40,804)      (238,322)     (174,553)      (76,835)      (65,715)      (37,802)      (34,479)
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------
       (778,172)   (1,349,526)     9,516,505    14,832,828       (69,143)    1,293,878      (826,806)      195,218
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------
       (240,653)     (107,848)    16,813,479    15,068,866     3,052,013     2,776,405       678,025       954,657
     15,181,125    15,288,973     88,888,242    73,819,376    23,985,158    21,208,753    12,106,761    11,152,104
    -----------   -----------   ------------   -----------   -----------   -----------   -----------   -----------
    $14,940,472   $15,181,125   $105,701,721   $88,888,242   $27,037,171   $23,985,158   $12,784,786   $12,106,761
    ===========   ===========   ============   ===========   ===========   ===========   ===========   ===========

           HARRIS OAKMARK                LEGG MASON
           INTERNATIONAL              AGGRESSIVE GROWTH
             SUBACCOUNT                  SUBACCOUNT
     --------------------------   -------------------------
         2006          2005          2006          2005
     ------------   -----------   -----------   -----------
     $  1,215,035   $  (912,872)  $  (186,042)  $  (160,281)
       10,126,366     2,169,144     1,657,720       494,199
       17,136,312     7,781,268    (1,930,843)    1,027,923
     ------------   -----------   -----------   -----------
       28,477,713     9,037,540      (459,165)    1,361,841
     ------------   -----------   -----------   -----------
       16,754,219    13,829,135     1,836,511     1,300,716
       20,561,383    19,825,063     1,238,460       106,071
       (6,872,981)   (3,410,247)   (1,526,142)   (1,097,358)
         (305,075)     (169,843)      (33,340)      (26,805)
     ------------   -----------   -----------   -----------
       30,137,546    30,074,108     1,515,489       282,624
     ------------   -----------   -----------   -----------
       58,615,259    39,111,648     1,056,324     1,644,465
       91,634,958    52,523,310    12,686,496    11,042,031
     ------------   -----------   -----------   -----------
     $150,250,217   $91,634,958   $13,742,820   $12,686,496
     ============   ===========   ===========   ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005


                                             NEUBERGER BERMAN              OPPENHEIMER          CYCLICAL          CYCLICAL
                                               REAL ESTATE            CAPITAL APPRECIATION     GROWTH ETF   GROWTH AND INCOME ETF
                                                SUBACCOUNT                 SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                        --------------------------   -----------------------   ----------   ---------------------
                                            2006          2005          2006       2005(C)      2006(D)            2006(D)
                                        ------------   -----------   ----------   ----------   ----------   ---------------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss).........  $   (371,561)  $  (477,033)  $  (32,418)  $   (5,308)   $  5,040          $  4,868
 Net realized gains (losses) on
  investments.........................     6,569,175       228,470       24,355       12,640       5,715             1,103
 Change in unrealized appreciation
  (depreciation) of investments.......    19,648,867     5,484,238      190,481       24,462      46,860            33,943
                                        ------------   -----------   ----------   ----------    --------          --------
Net increase (decrease) in net assets
 resulting from operations............    25,846,481     5,235,675      182,418       31,794      57,615            39,914
                                        ------------   -----------   ----------   ----------    --------          --------
From capital transactions:
 Payments received from contract
  owners..............................    19,376,177    17,355,519    1,060,760      607,696     585,055           465,074
 Transfers between Subaccounts
  (including fixed account), net......    26,996,728    17,281,950    1,342,962      619,655     276,775           157,720
 Transfers for contract benefits and
  terminations........................    (5,402,076)   (1,791,345)     (73,928)      (9,217)     (3,972)           (5,675)
 Contract maintenance charges.........      (224,834)      (69,993)      (5,058)        (277)        (57)              (20)
                                        ------------   -----------   ----------   ----------    --------          --------
Net increase (decrease) in net assets
 resulting from capital
 transactions.........................    40,745,995    32,776,131    2,324,736    1,217,857     857,801           617,099
                                        ------------   -----------   ----------   ----------    --------          --------
NET CHANGE IN NET ASSETS..............    66,592,476    38,011,806    2,507,154    1,249,651     915,416           657,013
NET ASSETS -- BEGINNING OF PERIOD.....    54,734,930    16,723,124    1,249,651           --          --                --
                                        ------------   -----------   ----------   ----------    --------          --------
NET ASSETS -- END OF PERIOD...........  $121,327,406   $54,734,930   $3,756,805   $1,249,651    $915,416          $657,013
                                        ============   ===========   ==========   ==========    ========          ========


(a) For the period January 1, 2006 to April 30, 2006
(b) For the period January 1, 2005 to April 30, 2005
(c)  For the period May 1, 2005 to December 31, 2005
(d) For the period May 1, 2006 to December 31, 2006


   The accompanying notes are an integral part of these financial statements.

             PIMCO                   AMERICAN FUNDS                AMERICAN FUNDS                AMERICAN FUNDS
    INFLATION PROTECTED BOND             GROWTH                     GROWTH-INCOME          GLOBAL SMALL CAPITALIZATION
           SUBACCOUNT                  SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
    ------------------------   ---------------------------   ---------------------------   ---------------------------
            2006(D)                2006           2005           2006           2005           2006           2005
    ------------------------   ------------   ------------   ------------   ------------   ------------   ------------
           $  (13,163)         $ (3,460,235)  $ (3,052,949)  $    (99,649)  $   (615,729)  $ (1,522,111)  $   (530,230)
                3,383            12,260,883      1,793,036     12,718,631      2,782,299     18,403,405      2,123,383
               (3,001)           28,092,100     52,316,038     28,980,870     10,420,693      8,946,525     16,991,715
           ----------          ------------   ------------   ------------   ------------   ------------   ------------
              (12,781)           36,892,748     51,056,125     41,599,852     12,587,263     25,827,819     18,584,868
           ----------          ------------   ------------   ------------   ------------   ------------   ------------
              939,539            49,380,454     49,795,350     26,440,284     36,270,689     19,120,078     12,661,019
            1,905,216            14,981,418     28,039,135      1,599,919     15,325,919     14,746,336     17,578,398
              (49,958)          (36,046,048)   (22,555,728)   (28,704,253)   (19,069,097)    (9,003,492)    (4,781,606)
                 (523)           (1,125,238)      (833,288)      (823,997)      (647,209)      (332,526)      (202,904)
           ----------          ------------   ------------   ------------   ------------   ------------   ------------
            2,794,274            27,190,586     54,445,469     (1,488,047)    31,880,302     24,530,396     25,254,907
           ----------          ------------   ------------   ------------   ------------   ------------   ------------
            2,781,493            64,083,334    105,501,594     40,111,805     44,467,565     50,358,215     43,839,775
                   --           418,321,291    312,819,697    310,739,975    266,272,411    109,050,517     65,210,742
           ----------          ------------   ------------   ------------   ------------   ------------   ------------
           $2,781,493          $482,404,625   $418,321,291   $350,851,780   $310,739,976   $159,408,732   $109,050,517
           ==========          ============   ============   ============   ============   ============   ============

     AMERICAN FUNDS
          BOND
       SUBACCOUNT
     --------------
        2006(D)
     --------------
      $   (16,134)
             (437)
          227,389
      -----------
          210,818
      -----------
        3,640,023
        6,949,306
         (233,981)
           (4,096)
      -----------
       10,351,252
      -----------
       10,562,070
               --
      -----------
      $10,562,070
      ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. BUSINESS

New England Variable Annuity Separate Account (the "Separate Account"), a Separate Account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on July 1, 1994 to support NELICO'S operations with respect to certain variable annuity contracts ("Contracts") in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of The Commonwealth of Massachusetts Division of Insurance. NELICO is a direct wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"). The Separate Account supports three
Contracts: American Growth Series-I ("AGS-I"), American Growth Series ("AGS"), and American Forerunner Series ("AFS").


The Separate Account is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. The Subaccounts invest in shares of the corresponding portfolios, series or funds (with the same name) of the Metropolitan Fund, the Met Investors Fund, and the American Fund (collectively, the "Funds"). For convenience, the portfolios, series or funds are referred to as "portfolios."


The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business NELICO may conduct.


The following Subaccounts were available for investment as of December 31, 2006.



BlackRock Bond Income Subaccount                             BlackRock Aggressive Growth Subaccount
BlackRock Money Market Subaccount*                           BlackRock Diversified Subaccount
Harris Oakmark Focused Value Subaccount*                     MetLife Conservative Allocation Subaccount
FI Value Leaders Subaccount*                                 MetLife Conservative To Moderate Allocation
Loomis Sayles Small Cap Subaccount*                          Subaccount
Western Asset Management U.S. Government Subaccount*         MetLife Moderate Allocation Subaccount
Western Asset Management Strategic Bond Opportunities        MetLife Moderate to Aggressive Allocation
Subaccount*                                                  Subaccount
MFS Total Return Subaccount*                                 MetLife Aggressive Allocation Subaccount
BlackRock Legacy Large Cap Growth Subaccount*                FI Large Cap Subaccount
Davis Venture Value Subaccount*                              Legg Mason Value Equity Subaccount*
Jennison Growth Subaccount*                                  MFS Research International Subaccount
FI International Stock Subaccount*                           T. Rowe Price Mid-Cap Growth Subaccount
BlackRock Strategic Value Subaccount*                        PIMCO Total Return Subaccount
FI Mid Cap Opportunities Subaccount                          RCM Global Technology Subaccount
Russell 2000 Index Subaccount                                Lord Abbett Bond Debenture Subaccount
MetLife Stock Index Subaccount                               Lazard Mid-Cap Subaccount
Franklin Templeton Small Cap Growth Subaccount               Met/AIM Small Cap Growth Subaccount
Neuberger Berman Mid Cap Value Subaccount                    Harris Oakmark International Subaccount*
Harris Oakmark Large Cap Value Subaccount*                   Legg Mason Aggressive Growth Subaccount
BlackRock Large Cap Value Subaccount*                        Neuberger Berman Real Estate Subaccount
Lehman Brothers Aggregate Bond Index Subaccount              Oppenheimer Capital Appreciation Subaccount
Morgan Stanley EAFE Index Subaccount                         Cyclical Growth ETF Subaccount
MetLife Mid Cap Stock Index Subaccount                       Cyclical Growth and Income ETF Subaccount
BlackRock Large Cap Subaccount                               PIMCO Inflation Protected Bond Subaccount
T. Rowe Price Large Cap Growth Subaccount                    American Funds Growth Subaccount
T. Rowe Price Small Cap Growth Subaccount                    American Funds Growth-Income Subaccount
Oppenheimer Global Equity Subaccount                         American Funds Global Small Capitalization
                                                             Subaccount
                                                             American Funds Bond Subaccount



* These Subaccounts within the Separate Account invest in two or more share classes within the underlying portfolios of the Funds that may assess 12b-1 fees.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

1. BUSINESS -- (CONTINUED)


The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005.



For the year ended December 31, 2006.
NAME CHANGES:
Old Name                                                  New Name
Salomon Brothers U.S. Government Subaccount               Western Asset Management U.S. Government Subaccount
Salomon Brothers Strategic Bond Opportunities Subaccount  Western Asset Management Strategic Bond Opportunities Subaccount
BlackRock Investment Trust Subaccount                     BlackRock Large Cap Subaccount
Janus Aggressive Growth Subaccount                        Legg Mason Aggressive Growth Subaccount
MERGERS:
Old Portfolio                                             New Portfolio
MFS Investors Trust Portfolio                             Legg Mason Value Equity Portfolio
ADDITIONS:
Cyclical Growth ETF Subaccount
Cyclical Growth and Income ETF Subaccount
PIMCO Inflation Protected Bond Subaccount
American Funds Bond Subaccount
FI Large Cap Portfolio Subaccount
For the year ended December 31, 2005.
NAME CHANGES:
Old Name                                                  New Name
Met/AIM Mid Cap Core Equity Subaccount                    Lazard Mid-Cap Subaccount
Neuberger Berman Partners Mid Cap Value Subaccount        Neuberger Berman Mid Cap Value Subaccount
Scudder Global Equity Subaccount                          Oppenheimer Global Equity Subaccount
PIMCO PEA Innovation Subaccount                           RCM Global Technology Subaccount
State Street Research Aggressive Growth Subaccount        BlackRock Aggressive Growth Subaccount
State Street Research Aurora Subaccount                   BlackRock Strategic Value Subaccount
State Street Research Bond Income Subaccount              BlackRock Bond Income Subaccount
State Street Research Diversified Income Subaccount       BlackRock Diversified Subaccount
State Street Research Investment Trust Subaccount         BlackRock Investment Trust Subaccount
State Street Research Large Cap Value Subaccount          BlackRock Large Cap Value Subaccount
State Street Research Large Cap Growth Subaccount         BlackRock Legacy Large Cap Growth Subaccount
State Street Research Money Market Subaccount             BlackRock Money Market Subaccount
MERGERS:
Old Portfolio                                             New Portfolio
Met/Putnam Voyager Portfolio                              Jennison Growth Portfolio

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

     A. VALUATION OF INVESTMENTS

     Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation, which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

     B. SECURITY TRANSACTIONS

     Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

     C. FEDERAL INCOME TAXES

     The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the Contracts.

     D. USE OF ESTIMATES

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

     E. PURCHASE PAYMENTS

     Purchase payments received by NELICO are credited as accumulation units as of the end of the valuation period in which received as described in the prospectus.

     F. ANNUITY PAYOUTS

     Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for the AGS and AGS-I products and the Annuity 2000 Mortality Table for the AFS product. The assumed investment return ranges from 3.5 percent to 5.0 percent for all products. The mortality risk is fully borne by NELICO and may result in additional amounts being transferred into the variable annuity account by NELICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to NELICO.

     G. RECLASSIFICATION


     In prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the Subaccounts or unit values of the Contracts.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

     Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

With respect to the assets in the Separate Account that support the Contracts, NELICO deducts a charge from the assets of the Separate Account for the assumption of mortality and expense risks as well as general administrative expenses. Although variable annuity payments differ according to the investment performance of the portfolios, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the Contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in the Contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the Contracts are issued.

Under deferred annuity Contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the Contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at the specific Contract anniversaries to determine whether a higher (but never a lower) guarantee will apply based on the Contract Value at the time of recalculation. Certain of the Contracts offer optional death benefits that provide enhanced guaranteed death benefit amounts. Death proceeds are reduced by any outstanding Contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity Contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Separate Account for the mortality and expense risk NELICO assumes under the Contracts. Currently, the charges are made daily at an annual rate of 1.30% to 1.55% of the Separate Account assets attributable to the AGS individual variable annuity Contracts and 1.25% to 1.50% of the Separate Account assets attributable to the AGS-I individual variable annuity Contracts, depending on the Subaccounts selected. Currently, the charges are made daily at an annual rate of 1.15% to 1.95% of the Separate Account assets attributable to the AFS individual variable annuity Contracts, depending on the class of Contract, and the death benefit option selected, except for the American Funds which the charges are made daily at an annual rate of 1.40% to 2.20%. Mortality and expense risk charges result in a reduction of unit values.

NELICO also imposes an administration asset charge at an annual rate of .10% of the Separate Account assets attributable to AGS-I and AGS as well as an annual administration Contract charge of $30 per contract deducted from the Contract value in the Separate Account for the AGS-I and AGS Contract (though not to exceed 2% of the total Contract value). The $30 administrative charge is waived on AGS-I and AGS Contracts if the Contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the Contract value is at least $25,000. There is an annual Contract administrative fee of $30 per Contract year, deducted from the contract value in the Separate Account for AFS Contracts. This fee is waived on AFS Contracts if the contract value is at least $50,000. A premium tax charge applies to the Contracts in certain states. The administration asset charge results in a reduction of unit vales and the Contract charges result in a redemption of units.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and the proceeds from the sales of investments for the year ended December 31, 2006 were as follows:


                                                                PURCHASES          SALES
                                                              --------------    ------------
BlackRock Bond Income Subaccount............................  $   22,411,538    $ 27,568,947
BlackRock Money Market Subaccount...........................      65,988,927      61,844,700
Harris Oakmark Focused Value Subaccount.....................      51,719,895      62,398,422
FI Value Leaders Subaccount.................................      12,187,233      21,754,007
Loomis Sayles Small Cap Subaccount..........................      25,767,933      25,108,325
Western Asset Management U.S. Government Subaccount.........      25,441,416      26,563,242
Western Asset Management Strategic Bond Opportunities
  Subaccount................................................      32,886,535      30,083,894
MFS Total Return Subaccount.................................      14,247,485      17,643,508
BlackRock Legacy Large Cap Growth Subaccount................       4,345,365      38,011,771
Davis Venture Value Subaccount..............................      55,616,483      69,562,254
MFS Investors Trust Subaccount(a)...........................       3,521,686      39,039,787
Jennison Growth Subaccount..................................       2,374,199       2,337,891
FI International Stock Subaccount...........................      17,299,115      19,483,723
BlackRock Strategic Value Subaccount........................      47,632,325      36,870,793
FI Mid Cap Opportunities Subaccount.........................       3,086,675       4,158,803
Russell 2000 Index Subaccount...............................      12,153,260       9,511,279
MetLife Stock Index Subaccount..............................      13,540,334      12,831,922
Franklin Templeton Small Cap Growth Subaccount..............       6,317,544       4,206,431
Neuberger Berman Mid Cap Value Subaccount...................      27,302,823       7,955,537
Harris Oakmark Large Cap Value Subaccount...................       9,274,436      10,177,578
BlackRock Large Cap Value Subaccount........................      12,491,792       4,232,220
Lehman Brothers Aggregate Bond Index Subaccount.............      15,047,173       9,657,150
Morgan Stanley EAFE Index Subaccount........................       9,266,954       5,419,114
MetLife Mid Cap Stock Index Subaccount......................       9,940,405       5,292,862
BlackRock Large Cap Subaccount..............................       2,755,231       5,481,284
T. Rowe Price Large Cap Growth Subaccount...................       8,904,873       1,408,593
T. Rowe Price Small Cap Growth Subaccount...................       6,181,742       1,055,586
Oppenheimer Global Equity Subaccount........................      10,777,067         958,800
BlackRock Aggressive Growth Subaccount......................       5,839,649       3,359,904
BlackRock Diversified Subaccount............................       6,000,538       4,185,959
MetLife Conservative Allocation Subaccount..................       6,615,235         969,899
MetLife Conservative to Moderate Allocation Subaccount......      32,844,960       1,839,300
MetLife Moderate Allocation Subaccount......................     109,730,711       1,748,067
MetLife Moderate to Aggressive Allocation Subaccount........     154,804,345         319,855
MetLife Aggressive Allocation Subaccount....................      15,840,512       1,179,097
FI Large Cap Subaccount(b)..................................         605,178          92,703
Legg Mason Value Equity Subaccount(b).......................      38,907,090       5,118,035
MFS Research International Subaccount.......................      16,218,693       5,295,397
T. Rowe Price Mid-Cap Growth Subaccount.....................      15,731,358       4,892,624
PIMCO Total Return Subaccount...............................      29,238,897      18,508,982
RCM Global Technology Subaccount............................       1,396,304       2,370,214
Lord Abbett Bond Debenture Subaccount.......................      20,544,028       6,100,912
Lazard Mid-Cap Subaccount...................................       5,231,198       2,606,053
Met/AIM Small Cap Growth Subaccount.........................       3,178,470       2,400,989
Harris Oakmark International Subaccount.....................      45,946,767       7,053,056
Legg Mason Aggressive Growth Subaccount.....................       4,882,509       2,757,921
Neuberger Berman Real Estate Subaccount.....................      51,469,461       6,885,076
Oppenheimer Capital Appreciation Subaccount.................       2,485,731         178,098
Cyclical Growth ETF Subaccount(b)...........................         915,444          50,602
Cyclical Growth and Income ETF Subaccount(b)................         644,331          22,364
PIMCO Inflation Protected Bond Subaccount(b)................       2,922,866         141,754
American Funds Growth Subaccount............................      55,889,038      29,365,533
American Funds Growth-Income Subaccount.....................      29,040,578      22,819,192
American Funds Global Small Capitalization Subaccount.......      49,487,445      19,563,487
American Funds Bond Subaccount(b)...........................      10,416,119          81,000
                                                              --------------    ------------
Total.......................................................  $1,245,307,899    $710,524,496
                                                              ==============    ============


(a) For the period January 1, 2006 to April 30, 2006

(b) For the period May 1, 2006 to December 31, 2006

                      (This page intentionally left blank)

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                       BLACKROCK     BLACKROCK     HARRIS OAKMARK        FI         LOOMIS SAYLES
                                                      BOND INCOME   MONEY MARKET   FOCUSED VALUE    VALUE LEADERS     SMALL CAP
                                                      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                      -----------   ------------   --------------   -------------   -------------
Outstanding at December 31, 2005....................  45,218,518     46,087,366      93,231,200      33,513,120      47,344,581
Activity 2006:
 Issued.............................................   6,043,570     40,402,741       9,357,139       4,045,081       6,608,126
 Redeemed...........................................  (9,004,850)   (40,109,912)    (19,680,734)     (7,858,742)     (9,692,538)
                                                      ----------    -----------     -----------      ----------      ----------
Outstanding at December 31, 2006....................  42,257,238     46,380,195      82,907,605      29,699,459      44,260,169
                                                      ==========    ===========     ===========      ==========      ==========
Outstanding at December 31, 2004....................  44,993,259     50,349,362      95,575,137      37,897,876      50,286,846
Activity 2005:
 Issued.............................................   7,734,358     29,570,395      12,084,500       2,792,317       5,571,648
 Redeemed...........................................  (7,509,099)   (33,832,391)    (14,428,437)     (7,177,073)     (8,513,913)
                                                      ----------    -----------     -----------      ----------      ----------
Outstanding at December 31, 2005....................  45,218,518     46,087,366      93,231,200      33,513,120      47,344,581
                                                      ==========    ===========     ===========      ==========      ==========

(a) For the period January 1, 2006 to April 30, 2006

(b) For the period May 1, 2006 to December 31, 2006

    WESTERN ASSET MANAGEMENT     WESTERN ASSET MANAGEMENT          MFS        BLACKROCK LEGACY   DAVIS VENTURE   MSF INVESTORS
        U.S. GOVERNMENT        STRATEGIC BOND OPPORTUNITIES    TOTAL RETURN   LARGE CAP GROWTH       VALUE           TRUST
           SUBACCOUNT                   SUBACCOUNT              SUBACCOUNT       SUBACCOUNT       SUBACCOUNT     SUBACCOUNT(A)
    ------------------------   -----------------------------   ------------   ----------------   -------------   -------------
           91,018,060                    81,967,316             14,111,655       65,761,834       140,200,104      39,359,143
           17,898,205                    17,354,837              3,379,602        3,394,022        21,968,378         784,342
          (20,200,438)                  (19,402,880)            (2,777,793)     (14,927,690)      (24,687,120)    (40,143,485)
          -----------                   -----------             ----------      -----------       -----------     -----------
           88,715,827                    79,919,273             14,713,464       54,228,166       137,481,362              --
          ===========                   ===========             ==========      ===========       ===========     ===========
           82,913,392                    75,594,297             11,708,310       78,254,608       136,906,890      45,689,134
           22,713,436                    19,112,233              4,295,801        4,173,402        23,519,782       1,715,552
          (14,608,768)                  (12,739,214)            (1,892,456)     (16,666,176)      (20,226,568)     (8,045,543)
          -----------                   -----------             ----------      -----------       -----------     -----------
           91,018,060                    81,967,316             14,111,655       65,761,834       140,200,104      39,359,143
          ===========                   ===========             ==========      ===========       ===========     ===========

      JENNISON
       GROWTH
     SUBACCOUNT
     ----------
     26,629,896
      5,734,509
     (5,348,098)
     ----------
     27,016,307
     ==========
             --
     30,629,341
     (3,999,445)
     ----------
     26,629,896
     ==========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                     FI               BLACKROCK       FI MID CAP     RUSSELL 2000   METLIFE STOCK
                                             INTERNATIONAL STOCK   STRATEGIC VALUE   OPPORTUNITIES      INDEX           INDEX
                                                 SUBACCOUNT          SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                             -------------------   ---------------   -------------   ------------   -------------
Outstanding at December 31, 2005...........       66,228,550         105,506,622      15,576,296      35,268,839     23,431,135
Activity 2006:
 Issued....................................       13,074,799           9,643,425       2,734,768       8,280,265      3,830,436
 Redeemed..................................      (14,192,326)        (21,982,273)     (3,139,945)     (7,899,156)    (4,573,648)
                                                 -----------         -----------      ----------      ----------     ----------
Outstanding at December 31, 2006...........       65,111,023          93,167,774      15,171,119      35,649,948     22,687,923
                                                 ===========         ===========      ==========      ==========     ==========
Outstanding at December 31, 2004...........       67,545,501         109,834,056      16,500,396      33,536,946     22,996,122
Activity 2005:
 Issued....................................       11,114,712          14,474,009       2,249,301       8,523,205      4,369,766
 Redeemed..................................      (12,431,663)        (18,801,443)     (3,173,401)     (6,791,312)    (3,934,753)
                                                 -----------         -----------      ----------      ----------     ----------
Outstanding at December 31, 2005...........       66,228,550         105,506,622      15,576,296      35,268,839     23,431,135
                                                 ===========         ===========      ==========      ==========     ==========

(a) For the period January 1, 2006 to April 30, 2006

(b) For the period May 1, 2006 to December 31, 2006

    FRANKLIN TEMPLETON   NEUBERGER BERMAN   HARRIS OAKMARK       BLACKROCK         LEHMAN BROTHERS      MORGAN STANLEY
     SMALL CAP GROWTH     MID CAP VALUE     LARGE CAP VALUE   LARGE CAP VALUE    AGGREGATE BOND INDEX     EAFE INDEX
        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
    ------------------   ----------------   ---------------   ----------------   --------------------   --------------
    31,149,246....          34,556,886        53,370,053         21,910,359           63,952,454          39,868,094
    6,880,473.....          12,272,111         9,726,629          9,165,415           15,008,440           9,483,607
        (6,052,670)...      (7,462,477)       (9,975,722)        (4,456,392)         (12,737,155)         (6,893,683)
        ----------          ----------        ----------         ----------          -----------          ----------
    31,977,049....          39,366,520        53,120,960         26,619,382           66,223,739          42,458,018
        ==========          ==========        ==========         ==========          ===========          ==========
    28,525,833....          24,917,121        43,080,063         19,189,516           57,321,131          35,846,289
    7,549,944.....          15,148,102        17,685,267          6,365,437           17,104,983           9,376,859
        (4,926,531)...      (5,508,337)       (7,395,277)        (3,644,594)         (10,473,660)         (5,355,054)
        ----------          ----------        ----------         ----------          -----------          ----------
    31,149,246....          34,556,886        53,370,053         21,910,359           63,952,454          39,868,094
        ==========          ==========        ==========         ==========          ===========          ==========

     METLIFE MID CAP
       STOCK INDEX
       SUBACCOUNT
     ---------------
       32,563,033
        6,553,330
       (5,695,108)
       ----------
       33,421,255
       ==========
       29,832,793
        7,992,388
       (5,262,148)
       ----------
       32,563,033
       ==========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                            BLACKROCK      T. ROWE PRICE      T. ROWE PRICE      OPPENHEIMER        BLACKROCK
                                            LARGE CAP     LARGE CAP GROWTH   SMALL CAP GROWTH   GLOBAL EQUITY   AGGRESSIVE GROWTH
                                           SUBACCOUNT        SUBACCOUNT         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                          -------------   ----------------   ----------------   -------------   -----------------
Outstanding at December 31, 2005........      2,619,297      17,311,727          2,973,325         375,535            68,226
Activity 2006:
 Issued.................................        480,719       8,781,320          5,024,766         679,470           160,532
 Redeemed...............................       (857,854)     (2,807,528)        (1,570,920)       (142,009)          (94,958)
                                          -------------      ----------         ----------        --------           -------
Outstanding at December 31, 2006........      2,242,162      23,285,519          6,427,171         912,996           133,800
                                          =============      ==========         ==========        ========           =======
Outstanding at December 31, 2004........      2,691,490       4,692,611            640,239          47,513            24,121
Activity 2005:
 Issued.................................        367,575      13,619,255          2,615,291         354,158            55,976
 Redeemed...............................       (439,768)     (1,000,139)          (282,205)        (26,136)          (11,871)
                                          -------------      ----------         ----------        --------           -------
Outstanding at December 31, 2005........      2,619,297      17,311,727          2,973,325         375,535            68,226
                                          =============      ==========         ==========        ========           =======

(a) For the period January 1, 2006 to April 30, 2006

(b) For the period May 1, 2006 to December 31, 2006

     BLACKROCK    METLIFE CONSERVATIVE    METLIFE CONSERVATIVE    METLIFE MODERATE       METLIFE MODERATE       METLIFE AGGRESSIVE
    DIVERSIFIED        ALLOCATION        TO MODERATE ALLOCATION      ALLOCATION      TO AGGRESSIVE ALLOCATION       ALLOCATION
    SUBACCOUNT         SUBACCOUNT              SUBACCOUNT            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
    -----------   --------------------   ----------------------   ----------------   ------------------------   ------------------
      112,218            195,921                 958,316              2,644,540              2,027,542                160,561
      170,024            638,702               3,237,379             10,227,746             13,832,251              1,392,345
     (123,376)          (116,856)               (420,451)              (785,553)              (707,524)              (157,781)
     --------           --------               ---------             ----------             ----------              ---------
      158,866            717,767               3,775,244             12,086,733             15,152,269              1,395,125
     ========           ========               =========             ==========             ==========              =========
       61,951                 --                      --                     --                     --                     --
       63,819            223,907               1,002,347              2,822,564              2,099,962                289,003
      (13,552)           (27,986)                (44,031)              (178,024)               (72,420)              (128,442)
     --------           --------               ---------             ----------             ----------              ---------
      112,218            195,921                 958,316              2,644,540              2,027,542                160,561
     ========           ========               =========             ==========             ==========              =========

          FI
       LARGE CAP
     SUBACCOUNT(B)
     -------------
            --
        37,627
        (5,696)
        ------
        31,931
        ======
            --
            --
            --
        ------
            --
        ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                        LEGG MASON     MFS RESEARCH    T. ROWE PRICE       PIMCO       RCM GLOBAL
                                                       VALUE EQUITY    INTERNATIONAL   MID-CAP GROWTH   TOTAL RETURN   TECHNOLOGY
                                                       SUBACCOUNT(B)    SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                                       -------------   -------------   --------------   ------------   ----------
Outstanding at December 31, 2005.....................           --      34,239,628       69,803,213     210,820,747    31,828,960
Activity 2006:
 Issued..............................................   38,339,574      11,572,562       25,074,216      39,377,365     4,739,606
 Redeemed............................................   (5,467,340)     (6,879,781)     (13,447,551)    (33,445,547)   (6,446,429)
                                                        ----------      ----------      -----------     -----------    ----------
Outstanding at December 31, 2006.....................   32,872,234      38,932,409       81,429,878     216,752,565    30,122,137
                                                        ==========      ==========      ===========     ===========    ==========
Outstanding at December 31, 2004.....................           --      28,191,876       54,969,874     182,735,277    35,118,807
Activity 2005:
 Issued..............................................           --      10,335,516       23,590,376      51,203,895     5,528,423
 Redeemed............................................           --      (4,287,764)      (8,757,037)    (23,118,425)   (8,818,270)
                                                        ----------      ----------      -----------     -----------    ----------
Outstanding at December 31, 2005.....................           --      34,239,628       69,803,213     210,820,747    31,828,960
                                                        ==========      ==========      ===========     ===========    ==========

(a) For the period January 1, 2006 to April 30, 2006

(b) For the period May 1, 2006 to December 31, 2006

     LORD ABBETT       LAZARD         MET/AIM        HARRIS OAKMARK      LEGG MASON       NEUBERGER BERMAN   OPPENHEIMER CAPITAL
    BOND DEBENTURE    MID-CAP     SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH     REAL ESTATE         APPRECIATION
      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
    --------------   ----------   ----------------   --------------   -----------------   ----------------   -------------------
      52,529,155     16,549,360       9,294,098        57,995,311        15,638,200           3,814,151            145,044
      14,509,184      2,469,422       1,560,785        26,129,703         6,387,875           3,489,776            308,039
      (9,098,607)    (2,538,986)     (2,145,668)       (9,347,453)       (4,555,476)         (1,072,151)           (42,950)
      ----------     ----------      ----------        ----------        ----------          ----------            -------
      57,939,732     16,479,796       8,709,215        74,777,561        17,470,599           6,231,776            410,133
      ==========     ==========      ==========        ==========        ==========          ==========            =======
      43,720,364     15,605,188       9,147,261        37,453,336        15,257,557           1,302,652                 --
      16,460,594      3,945,893       2,237,766        25,954,900         3,570,119           2,924,000            154,831
      (7,651,803)    (3,001,721)     (2,090,929)       (5,412,925)       (3,189,476)           (412,501)            (9,787)
      ----------     ----------      ----------        ----------        ----------          ----------            -------
      52,529,155     16,549,360       9,294,098        57,995,311        15,638,200           3,814,151            145,044
      ==========     ==========      ==========        ==========        ==========          ==========            =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONCLUDED)


The changes in units outstanding for the years ended December 31, 2006 and 2005 were as follows:

                                                CYCLICAL      CYCLICAL GROWTH   PIMCO INFLATION   AMERICAN FUNDS   AMERICAN FUNDS
                                               GROWTH ETF     AND INCOME ETF    PROTECTED BOND        GROWTH       GROWTH-INCOME
                                              SUBACCOUNT(B)    SUBACCOUNT(B)     SUBACCOUNT(B)      SUBACCOUNT       SUBACCOUNT
                                              -------------   ---------------   ---------------   --------------   --------------
Outstanding at December 31, 2005............         --               --                 --         29,810,527       31,898,073
Activity 2006:
 Issued.....................................     84,555           60,832            270,955          6,403,540        4,705,291
 Redeemed...................................     (4,463)          (1,999)           (21,150)        (4,576,005)      (4,869,381)
                                                 ------           ------            -------         ----------       ----------
Outstanding at December 31, 2006............     80,092           58,833            249,805         31,638,062       31,733,983
                                                 ======           ======            =======         ==========       ==========
Outstanding at December 31, 2004............         --               --                 --         25,524,537       28,520,673
Activity 2005:
 Issued.....................................         --               --                 --          7,121,440        6,863,338
 Redeemed...................................         --               --                 --         (2,835,450)      (3,485,938)
                                                 ------           ------            -------         ----------       ----------
Outstanding at December 31, 2005............         --               --                 --         29,810,527       31,898,073
                                                 ======           ======            =======         ==========       ==========

(a) For the period January 1, 2006 to April 30, 2006

(b) For the period May 1, 2006 to December 31, 2006

          AMERICAN FUNDS           AMERICAN FUNDS
    GLOBAL SMALL CAPITALIZATION         BOND
            SUBACCOUNT             SUBACCOUNT(B)
    ---------------------------    --------------
             45,942,033                    --
             22,261,291               720,868
            (13,232,360)              (29,541)
            -----------               -------
             54,970,964               691,327
            ===========               =======
             33,864,890                    --
             18,204,702                    --
             (6,127,559)                   --
            -----------               -------
             45,942,033                    --
            ===========               =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002, or lesser time period, if applicable.


                                               BLACKROCK        BLACKROCK      HARRIS OAKMARK       FI VALUE       LOOMIS SAYLES
                                              BOND INCOME      MONEY MARKET     FOCUSED VALUE        LEADERS         SMALL CAP
                                               SUBACCOUNT       SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                             --------------   --------------   ---------------   ---------------   --------------
2006
Units......................................      42,257,238      46,380,195        82,907,605        29,699,459        44,260,169
Unit Fair Value, Lowest to Highest(1)......  $3.85 to $4.97   $1.90 to $2.45   $3.51 to $4.14    $2.79 to $3.26    $2.90 to $3.34
Net Assets.................................  $  201,476,868   $ 108,195,190    $  334,052,554    $   94,943,256    $  145,000,023
Investment Income Ratio to Net Assets(2)...            5.58%           4.53%             0.21%             1.08%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).........   1.88% to 3.02%  2.28% to 3.41%   2.07% to 11.01%   2.32% to 10.49%   1.79% to 15.18%
2005
Units......................................      45,218,518      46,087,366        93,231,200        33,513,120        47,344,581
Unit Fair Value, Lowest to Highest(1)......  $3.78 to $4.83   $1.85 to $2.37   $3.20 to $3.73    $2.55 to $2.95    $2.54 to $2.90
Net Assets.................................  $  209,882,882   $ 104,053,537    $  339,522,957    $   97,295,000    $  135,073,486
Investment Income Ratio to Net Assets(2)...            3.90%           2.65%             0.02%             1.12%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).........     -0.06% to 1%     0.41% to 2%          7% to 9%          8% to 9%          4% to 6%
2004
Units......................................      44,993,259      50,349,362        95,575,137        37,897,876        50,286,846
Unit Fair Value, Lowest to Highest(1)......  $ 3.78 to 4.78   $1.85 to $2.33   $3.04 to $3.43    $2.39 to $2.70    $2.45 to $2.75
Net Assets.................................  $  207,437,002   $ 112,382,687    $  321,834,651    $  100,974,594    $  136,249,705
Investment Income Ratio to Net Assets(2)...            4.04%           0.79%             0.02%             1.28%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).........         2% to 3%   -1% to -0.37%          7% to 9%        11% to 12%        14% to 15%
2003
Units......................................      45,291,455      60,533,284        87,715,145        43,099,151        51,557,705
Unit Fair Value, Lowest to Highest(1)......  $3.71 to $4.64   $1.87 to $2.34   $2.83 to $3.16    $2.15 to $2.40    $2.16 to $2.39
Net Assets.................................  $  203,908,696   $ 136,176,420    $  273,121,961    $  102,454,465    $  121,880,806
Investment Income Ratio to Net Assets(2)...            3.08%           0.73%             0.11%             0.72%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.20%  1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).........         1% to 4%      -2% to -1%        27% to 31%        22% to 25%        30% to 35%
2002
Units......................................      41,590,429      69,741,486        69,108,431        48,994,196        51,595,082
Unit Fair Value, Lowest to Highest(1)......  $3.66 to $4.44   $1.94 to $2.35   $2.20 to $2.42    $1.75 to $1.92    $1.63 to $1.77
Net Assets.................................  $  181,150,442   $ 159,443,689    $  164,782,794    $   93,056,761    $   90,702,735
Investment Income Ratio to Net Assets(2)...            4.54%           1.31%             0.20%             0.92%             0.11%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..............   1.15% to 2.45%  1.15% to 2.45%    1.15% to 2.45%    1.15% to 2.45%    1.15% to 2.45%
Total Return, Lowest to Highest(4).........         6% to 7%       -1% to 0%      -11% to -10%      -21% to -20%              -23%



(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' Contract Value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.



(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.



(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.



(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.



(a)  For the period January 1, 2006 to April 30, 2006


(b)  For the period May 1, 2006 to December 31, 2006

    WESTERN ASSET MANAGEMENT     WESTERN ASSET MANAGEMENT        MFS TOTAL      BLACKROCK LEGACY    DAVIS VENTURE    MFS INVESTORS
        U.S. GOVERNMENT        STRATEGIC BOND OPPORTUNITIES       RETURN        LARGE CAP GROWTH        VALUE            TRUST
           SUBACCOUNT                   SUBACCOUNT              SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT(A)
    ------------------------   ----------------------------   ---------------   ----------------   ---------------   --------------
             88,715,827                   79,919,273               14,713,464        54,228,166       137,481,362               --
         $1.47 to $1.69               $1.88 to $2.15          $3.82 to $46.59    $1.41 to $2.85    $3.41 to $3.92               --
         $  145,922,745               $  168,028,848          $   107,388,528    $  152,339,863    $  527,218,129    $          --
                   3.21%                        4.88%                    3.36%             0.09%             0.75%            2.91%
          1.15% to 2.20%               1.15% to 2.20%           1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%
          0.04% to 2.79%               0.28% to 3.66%          9.50% to 11.12%    0.07% to 2.81%   2.96% to 13.10%   4.34% to 4.70%
             91,018,060                   81,967,316               14,111,655        65,761,834       140,200,104       39,359,143
         $1.44 to $1.64               $1.83 to $2.08          $3.49 to $42.14    $2.45 to $2.77    $3.05 to $3.47    $0.86 to $9.14
         $  146,025,572               $  166,715,251          $   104,827,981    $  180,038,176    $  477,062,681    $  36,762,512
                   1.27%                        3.02%                    1.55%             0.37%             0.60%            0.38%
          1.15% to 2.20%               1.15% to 2.20%           1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%
            -1% to .042%                  0.34% to 2%                 1% to 2%          4% to 6%          8% to 9%         5% to 6%
             82,913,392                   75,594,297               11,708,310        78,254,608       136,906,890       45,689,134
         $1.47 to $1.63               $1.84 to $2.05          $         41.49    $2.36 to $2.63    $2.86 to $3.18    $0.82 to $0.87
         $  132,938,322               $  151,992,764          $   100,940,583    $  203,136,465    $  429,391,004    $  39,774,640
                   1.19%                        3.00%                    0.00%             0.00%             0.55%            0.32%
          1.15% to 2.20%               1.15% to 2.20%           1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%
                1% to 2%                     4% to 5%                 8% to 9%          6% to 7%        10% to 11%        9% to 10%
             79,758,965                   66,823,408                       --        86,957,914       127,926,933       22,384,822
         $1.46 to $1.61               $1.77 to $1.94          $            --    $2.22 to $2.45    $2.61 to $2.87    $0.75 to $0.79
         $  126,214,516               $  128,146,809          $            --    $  210,553,921    $  363,050,936    $  17,581,840
                   0.66%                        1.89%                      --              0.05%             0.34%            0.28%
          1.15% to 2.20%               1.15% to 2.20%                      --     1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%
               -1% to 0%                    4% to 11%                      --         23% to 33%        25% to 29%       16% to 20%
             72,909,187                   49,553,225                       --        93,010,025       120,500,624       19,805,893
         $1.48 to $1.60               $1.62 to $1.75          $            --    $1.70 to $1.83    $2.06 to $2.22    $0.64 to $0.66
         $  115,248,549               $   85,878,903          $            --    $  169,120,600    $  265,310,922    $  12,979,264
                   2.74%                        6.88%                      --              0.00%             0.88%            0.45%
          1.35% to 1.40%               1.35% to 1.40%                      --     1.15% to 2.45%    1.15% to 2.45%   1.15% to 2.45%
                5% to 6%                     7% to 8%                      --       -35% to -34%      -18% to -17%     -26% to -21%

        JENNISON
         GROWTH
       SUBACCOUNT
     --------------
         27,016,307
     $0.47 to $0.50
     $   13,463,903
               0.00%
      1.15% to 1.95%
      0.30% to 1.78%
         26,629,896
     $0.47 to $0.50
     $   13,110,813
               0.00%
      1.15% to 2.20%
          19% to 20%
                 --
     $           --
     $           --
                 --
                 --
                 --
                 --
     $           --
     $           --
                 --
                 --
                 --
                 --
     $           --
     $           --
                 --
                 --
                 --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002, or lesser time period, if applicable.


                                         FI INTERNATIONAL      BLACKROCK        FI MID CAP       RUSSELL 2000      METLIFE STOCK
                                              STOCK         STRATEGIC VALUE    OPPORTUNITIES         INDEX             INDEX
                                            SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                         ----------------   ---------------   ---------------   ---------------   ---------------
2006
Units..................................       65,111,023        93,167,774         15,171,119        35,649,948        22,687,923
Unit Fair Value, Lowest to
 Highest(1)............................   $1.58 to $1.89    $2.02 to $2.18    $ 1.76 to $1.96   $ 1.72 to $1.88   $ 3.76 to $4.48
Net Assets.............................   $  120,118,489    $  200,515,108    $    29,084,040   $    65,806,953   $    98,055,747
Investment Income Ratio to Net
 Assets(2).............................             1.35%             0.19%              0.00%             0.62%             1.73%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..........    1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).....   4.66% to 14.93%   2.31% to 15.31%    9.14% to 10.29%  15.03% to 16.24%  12.69% to 13.87%
2005
Units..................................       66,228,550       105,506,622         15,576,296        35,268,839        23,431,135
Unit Fair Value, Lowest to
 Highest(1)............................   $1.39 to $1.65    $1.78 to $1.89    $ 1.62 to $1.77   $ 1.50 to $1.61   $ 3.34 to $3.93
Net Assets.............................   $  106,709,238    $  197,382,721    $    27,125,048   $    56,096,946   $    89,010,624
Investment Income Ratio to Net
 Assets(2).............................             0.54%             0.00%              0.00%             0.55%             1.41%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..........    1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).....        15% to 16%          2% to 3%           4% to 5%          2% to 3%          2% to 3%
2004
Units..................................       67,545,837       109,834,064         16,500,481        33,536,971        22,996,082
Unit Fair Value, Lowest to
 Highest(1)............................   $1.22 to $1.41    $1.75 to $1.84    $ 1.55 to $1.69   $ 1.47 to $1.57   $ 3.27 to $3.81
Net Assets.............................   $   93,761,597    $  200,342,899    $    27,295,473   $    51,804,659   $    84,856,304
Investment Income Ratio to Net
 Assets(2).............................             1.24%             0.00%              0.43%             0.33%             0.74%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..........    1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).....        15% to 17%        13% to 14%         14% to 18%        15% to 16%          8% to 9%
2003
Units..................................       70,846,952        88,949,893          8,400,088        24,725,479        18,667,980
Unit Fair Value, Lowest to
 Highest(1)............................   $1.06 to $1.21    $1.56 to $1.62    $ 1.36 to $1.46   $ 1.28 to $1.35   $ 3.03 to $3.50
Net Assets.............................   $   84,486,367    $  142,779,216    $    12,047,382   $    32,968,444   $    63,223,046
Investment Income Ratio to Net
 Assets(2).............................             0.64%             0.00%              0.00%             0.40%             1.31%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..........    1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).....        25% to 26%        46% to 48%         25% to 33%        38% to 44%        21% to 26%
2002
Units..................................       63,481,418        62,269,622          7,213,130        12,285,469        11,102,965
Unit Fair Value, Lowest to
 Highest(1)............................   $0.86 to $0.96    $1.06 to $1.09    $ 1.04 to $1.10   $ 0.90 to $0.94   $ 2.45 to $2.77
Net Assets.............................   $   60,050,256    $   67,539,167    $     7,805,641   $    11,405,726   $    29,767,414
Investment Income Ratio to Net
 Assets(2).............................             0.86%             0.05%              0.00%             0.48%             0.76%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)..........    1.15% to 2.45%    1.15% to 2.45%     1.15% to 2.45%    1.15% to 2.45%    1.15% to 2.45%
Total Return, Lowest to Highest(4).....              -19%      -23% to -22%       -31% to -30%             -22%       -24% to -23%


(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' Contract Value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the period January 1, 2006 to April 30, 2006
(b)  For the period May 1, 2006 to December 31, 2006

    FRANKLIN TEMPLETON   NEUBERGER BERMAN   HARRIS OAKMARK       BLACKROCK        LEHMAN BROTHERS      MORGAN STANLEY
     SMALL CAP GROWTH     MID CAP VALUE     LARGE CAP VALUE   LARGE CAP VALUE   AGGREGATE BOND INDEX     EAFE INDEX
        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
    ------------------   ----------------   ---------------   ---------------   --------------------   ---------------
          31,977,049          39,366,520        53,120,960        26,619,382           66,223,739          42,458,018
     $ 1.04 to $1.10      $2.46 to $2.67    $1.38 to $1.52    $1.39 to $1.47       $1.23 to $1.34      $1.44 to $1.56
     $    34,872,011      $  103,484,762    $   79,205,511    $   38,580,534       $   87,381,231      $   65,326,846
                0.00%               0.26%             0.60%             1.07%                4.19%               1.54%
       1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%       1.15% to 2.20%      1.15% to 2.20%
       7.34% to 8.47%      8.78% to 9.93%   3.39% to 16.59%   16.54% to 17.84%      1.56% to 2.63%     22.72% to 24.02%
          31,149,246          34,556,886        53,370,053        21,910,359           63,952,454          39,868,094
     $ 0.97 to $1.02      $2.27 to $2.43    $1.20 to $1.30    $1.19 to $1.24       $1.21 to $1.31      $1.17 to $1.26
     $    31,358,177      $   82,800,242    $   68,410,066    $   27,018,795       $   82,322,496      $   49,558,154
                0.00%               0.11%             0.53%             0.81%                3.71%               1.43%
       1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%       1.15% to 2.20%      1.15% to 2.20%
             2% to 3%           9% to 11%        -4% to -3%          3% to 4%         -0.36% to 1%          10% to 12%
          28,526,271          24,917,123        43,079,971        19,190,206           57,321,323          35,846,285
     $ 0.95 to $0.98      $2.06 to $2.20    $1.25 to $1.34    $1.16 to $1.19       $1.22 to $1.30      $1.06 to $1.13
     $    27,881,814      $   54,048,512    $   56,879,685    $   22,711,723       $   73,408,063      $   39,984,382
                0.00%               0.10%             0.39%             0.00%                2.87%               0.53%
       1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%       1.15% to 2.20%      1.15% to 2.20%
            9% to 10%          20% to 21%         9% to 10%        11% to 12%             2% to 3%          17% to 18%
          23,037,252          12,944,294        28,296,527         8,100,935           51,282,301          25,458,782
     $ 0.87 to $0.90      $1.72 to $1.81    $1.15 to $1.22    $1.04 to $1.06       $1.20 to $1.26      $0.91 to $0.96
     $    20,526,510      $   23,208,122    $   34,051,522    $    8,575,075       $   64,080,721      $   24,126,357
                0.00%               0.19%             0.00%             1.21%                5.38%               1.10%
       1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%       1.15% to 2.20%      1.15% to 2.20%
           37% to 43%          30% to 35%        19% to 24%        28% to 34%             0% to 2%          34% to 36%
          13,798,965           6,309,311         7,146,000         2,161,385           31,758,521          12,329,040
     $ 0.62 to $0.63      $1.30 to $1.35    $0.94 to $0.98    $         0.79       $1.19 to $1.24      $0.68 to $0.71
     $     8,614,563      $    8,418,969    $    6,941,491    $    1,711,661       $   38,891,729      $    8,631,419
                0.00%               0.03%             0.10%             0.80%                2.12%               0.32%
       1.15% to 2.45%      1.15% to 2.45%    1.35% to 1.40%    1.35% to 1.40%       1.15% to 2.45%      1.15% to 2.45%
         -30% to -29%        -12% to -11%      -18% to -15%      -23% to -21%             8% to 9%                -18%

      METLIFE MID CAP
        STOCK INDEX
         SUBACCOUNT
     ------------------
           33,421,255
      $ 1.48 to $1.59
      $    52,350,319
                 0.92%
        1.15% to 2.20%
        7.44% to 8.57%
           32,563,033
      $ 1.38 to $1.46
      $    47,065,717
                 0.47%
        1.15% to 2.20%
            10% to 11%
           29,833,495
      $ 1.26 to $1.32
      $    39,021,115
                 0.33%
        1.15% to 2.20%
            13% to 14%
           23,561,073
      $ 1.11 to $1.15
      $    26,977,950
                 0.28%
        1.15% to 2.20%
            30% to 33%
           12,370,789
      $ 0.85 to $0.87
      $    10,669,882
                 0.26%
        1.15% to 2.45%
          -17% to -16%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002, or lesser time period, if applicable.


                                        BLACKROCK       T. ROWE PRICE      T. ROWE PRICE       OPPENHEIMER          BLACKROCK
                                        LARGE CAP      LARGE CAP GROWTH   SMALL CAP GROWTH    GLOBAL EQUITY     AGGRESSIVE GROWTH
                                       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                     ---------------   ----------------   ----------------   ----------------   -----------------
2006
Units..............................        2,242,162        23,285,519          6,427,171             912,996            133,800
Unit Fair Value, Lowest to
 Highest(1)........................  $ 6.22 to $7.96   $ 1.32 to $1.44     $1.36 to $1.51    $17.84 to $19.78   $36.64 to $44.59
Net Assets.........................  $    16,948,509   $    33,109,530     $    9,504,320    $     17,702,976   $      5,741,678
Investment Income Ratio to Net
 Assets(2).........................             1.09%             0.10%              0.00%               1.91%              0.00%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to
 Highest(4)........................  11.36% to 12.54%  10.43% to 11.59%     1.38% to 2.45%    13.83% to 15.02%     4.16% to 5.25%
2005
Units..............................        2,619,297        17,311,727          2,973,325             375,535             68,226
Unit Fair Value, Lowest to
 Highest(1)........................  $ 5.71 to $7.08   $ 1.20 to $1.29     $1.34 to $1.47    $15.68 to $17.20   $35.18 to $42.36
Net Assets.........................  $    17,618,149   $    22,102,945     $    4,289,808    $      6,334,832   $      2,779,087
Investment Income Ratio to Net
 Assets(2).........................             0.90%             0.31%              0.00%               0.21%              0.00%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to
 Highest(4)........................          1% to 2%          4% to 5%           8% to 9%          13% to 15%           8% to 9%
2004
Units..............................        2,691,296         4,692,612            640,239              47,608             24,122
Unit Fair Value, Lowest to
 Highest(1)........................  $ 5.53 to $6.93   $ 1.15 to $1.23     $1.24 to $1.35    $13.82 to $15.00   $33.95 to $38.80
Net Assets.........................  $    17,810,142   $     5,701,677     $      845,549    $        700,070   $        901,186
Investment Income Ratio to Net
 Assets(2).........................             0.57%             0.00%              0.00%               0.00%              0.00%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to
 Highest(4)........................          8% to 9%          8% to 9%           6% to 7%          15% to 16%         10% to 11%
2003
Units..............................        2,209,153                --                 --                  --                 --
Unit Fair Value, Lowest to
 Highest(1)........................  $ 5.11 to $6.34   $            --     $           --    $             --   $             --
Net Assets.........................  $    13,364,005   $            --     $           --    $             --   $             --
Investment Income Ratio to Net
 Assets(2).........................             0.57%               --                 --                  --                 --
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.15% to 2.20%               --                 --                  --                 --
Total Return, Lowest to
 Highest(4)........................        21% to 28%               --                 --                  --                 --
2002
Units..............................        1,334,555                --                 --                  --                 --
Unit Fair Value, Lowest to
 Highest(1)........................  $ 4.10 to $4.94   $            --     $           --    $             --   $             --
Net Assets.........................  $     6,286,563   $            --     $           --    $             --   $             --
Investment Income Ratio to Net
 Assets(2).........................             0.48%               --                 --                  --                 --
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.15% to 2.45%               --                 --                  --                 --
Total Return, Lowest to
 Highest(4)........................      -28% to -27%               --                 --                  --                 --


(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' Contract Value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the period January 1, 2006 to April 30, 2006
(b)  For the period May 1, 2006 to December 31, 2006

       BLACKROCK       METLIFE CONSERVATIVE   METLIFE CONSERVATIVE TO   METLIFE MODERATE    METLIFE MODERATE TO
      DIVERSIFIED           ALLOCATION          MODERATE ALLOCATION        ALLOCATION      AGGRESSIVE ALLOCATION
       SUBACCOUNT           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
    ----------------   --------------------   -----------------------   ----------------   ---------------------
             158,866              717,767               3,775,244            12,086,733             15,152,269
    $35.67 to $44.23     $10.71 to $10.90        $11.20 to $11.40       $11.70 to $11.90      $12.20 to $12.41
    $      6,697,358     $      7,783,825        $     42,827,997       $   143,400,766       $    187,391,222
                2.46%                3.00%                   1.93%                 1.41%                  0.81%
       1.15% to 2.20%       1.15% to 2.20%          1.15% to 2.20%        1.15% to 2.20%         1.15% to 2.20%
       7.85% to 8.99%       4.57% to 5.67%          7.05% to 8.17%       9.41% to 10.56%       11.74% to 12.91%
             112,218              195,921                 958,316             2,644,540              2,027,542
    $33.07 to $40.58     $10.27 to $10.32        $10.48 to $10.54       $10.69 to $10.77      $10.93 to $10.99
    $      4,349,740     $      2,018,800        $     10,076,881       $    28,433,793       $     22,254,442
                1.27%                0.49%                   0.66%                 0.70%                  0.66%
       1.15% to 2.20%       1.15% to 2.20%          1.15% to 2.20%        1.15% to 2.20%         1.15% to 2.20%
             1% to 2%                   3%                      5%              7% to 8%              9% to 10%
              61,952                   --                      --                    --                     --
    $32.88 to $39.92     $             --        $             --       $            --       $             --
    $      2,385,190     $             --        $             --       $            --       $             --
                0.00%                  --                      --                    --                     --
       1.15% to 2.20%                  --                      --                    --                     --
             7% to 8%                  --                      --                    --                     --
                  --                   --                      --                    --                     --
    $             --     $             --        $             --       $            --       $             --
    $             --     $             --        $             --       $            --       $             --
                  --                   --                      --                    --                     --
                  --                   --                      --                    --                     --
                  --                   --                      --                    --                     --
                  --                   --                      --                    --                     --
    $             --     $             --        $             --       $            --       $             --
    $             --     $             --        $             --       $            --       $             --
                  --                   --                      --                    --                     --
                  --                   --                      --                    --                     --
                  --                   --                      --                    --                     --

     METLIFE AGGRESSIVE
         ALLOCATION         FI LARGE CAP
         SUBACCOUNT        SUBACCOUNT(B)
     ------------------   ----------------
             1,395,125              31,931
      $12.55 to $12.77    $15.92 to $17.74
      $     17,753,305    $        554,854
                  0.57%               0.00%
         1.15% to 2.20%      1.15% to 2.20%
       13.15% to 14.34%      0.63% to 1.33%
               160,561                  --
      $11.10 to $11.17    $             --
      $      1,789,331    $             --
                  0.60%                 --
         1.15% to 2.20%                 --
             11% to 12%                 --
                    --                  --
      $             --    $             --
      $             --    $             --
                    --                  --
                    --                  --
                    --                  --
                    --                  --
      $             --    $             --
      $             --    $             --
                    --                  --
                    --                  --
                    --                  --
                    --                  --
      $             --    $             --
      $             --    $             --
                    --                  --
                    --                  --
                    --                  --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002, or lesser time period, if applicable.


                                             LEGG MASON       MFS RESEARCH      T. ROWE PRICE      PIMCO TOTAL       RCM GLOBAL
                                            VALUE EQUITY      INTERNATIONAL    MID-CAP GROWTH        RETURN          TECHNOLOGY
                                            SUBACCOUNT(B)      SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                           ---------------   ---------------   ---------------   ---------------   --------------
2006
Units....................................       32,872,234        38,932,409       81,429,878       216,752,565        30,122,137
Unit Fair Value, Lowest to Highest(1)....  $0.99 to $10.22   $ 1.53 to $1.65   $0.80 to $0.85    $1.20 to $1.28    $0.47 to $0.50
Net Assets...............................  $    35,628,391   $    63,380,251   $   68,849,972    $  273,266,001    $   14,940,472
Investment Income Ratio to Net
 Assets(2)...............................             0.14%             1.59%            0.00%             2.59%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)............    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).......   2.32% to 11.88%  23.82% to 25.12%   3.86% to 4.95%    2.25% to 3.33%    3.06% to 4.15%
2005
Units....................................               --        34,239,628       69,803,213       210,820,747        31,828,960
Unit Fair Value, Lowest to Highest(1)....  $            --   $ 1.24 to $1.32   $0.77 to $0.81    $1.17 to $1.23    $0.46 to $0.48
Net Assets...............................  $            --   $    44,622,108   $   56,316,012    $  257,626,390    $   15,181,125
Investment Income Ratio to Net
 Assets(2)...............................               --              0.38%            0.00%             0.00%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)............               --     1.15% to 2.20%   1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).......               --         14% to 15%       12% to 13%       0.03% to 1%         9% to 10%
2004
Units....................................               --        28,191,777       54,969,872       182,734,888        35,118,790
Unit Fair Value, Lowest to Highest(1)....  $            --   $ 1.08 to $1.14   $0.69 to $0.72    $1.17 to $1.22    $0.42 to $0.44
Net Assets...............................  $            --   $    31,972,020   $   39,188,825    $  221,330,485    $   15,288,973
Investment Income Ratio to Net
 Assets(2)...............................               --              0.00%            0.00%             7.02%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)............               --     1.15% to 2.20%   1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).......               --         17% to 18%       15% to 16%          3% to 4%        -6% to -5%
2003
Units....................................               --        20,694,024       30,180,576       150,685,908        26,678,635
Unit Fair Value, Lowest to Highest(1)....  $            --   $ 0.93 to $0.97   $0.60 to $0.62    $1.14 to $1.18    $0.45 to $0.46
Net Assets...............................  $            --   $    19,896,042   $   18,501,012    $  176,162,888    $   12,291,935
Investment Income Ratio to Net
 Assets(2)...............................               --              0.77%            0.00%             1.33%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)............               --     1.15% to 2.20%   1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%
Total Return, Lowest to Highest(4).......               --         29% to 31%       28% to 35%          0% to 3%        38% to 56%
2002
Units....................................               --         9,958,743       13,146,056        85,503,366         9,468,000
Unit Fair Value, Lowest to Highest(1)....  $            --   $ 0.73 to $0.74   $0.45 to $0.46    $1.12 to $1.14    $0.29 to $0.30
Net Assets...............................  $            --   $     7,348,377   $    5,979,327    $   97,130,739    $    2,803,997
Investment Income Ratio to Net
 Assets(2)...............................               --              0.19%            0.00%             0.00%             0.00%
Expenses as a Percent of Average Net
 Assets, Lowest to Highest(3)............               --     1.15% to 2.45%   1.15% to 2.45%    1.15% to 2.45%    1.15% to 2.45%
Total Return, Lowest to Highest(4).......               --       -14% to -13%             -45%          7% to 8%      -52% to -51%


(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' Contract Value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the period January 1, 2006 to April 30, 2006
(b)  For the period May 1, 2006 to December 31, 2006

     LORD ABBETT          LAZARD            MET/AIM        HARRIS OAKMARK       LEGG MASON       NEUBERGER BERMAN
    BOND DEBENTURE       MID-CAP        SMALL CAP GROWTH    INTERNATIONAL    AGGRESSIVE GROWTH     REAL ESTATE
      SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
    --------------   ----------------   ----------------   ---------------   -----------------   ----------------
       57,939,732          16,479,796         8,709,215        74,777,561          17,470,599          6,231,776
    $1.68 to $1.86   $  1.57 to $1.66   $ 1.40 to $1.48    $1.92 to $2.04     $ 0.75 to $0.80    $19.04 to $19.58
    $ 105,701,721    $     27,037,171   $    12,784,786    $  150,250,217     $    13,742,820    $   121,327,406
             6.42%               0.30%             0.00%             2.34%               0.00%              0.91%
    1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
    6.78% to 7.90%    12.19% to 13.37%  11.70% to 12.88%   26.05% to 27.51%   -3.87% to -2.86%   34.60% to 36.01%
       52,529,155          16,549,360         9,294,098        57,995,311          15,637,700          3,814,151
    $1.57 to $1.73   $  1.40 to $1.46   $ 1.26 to $1.31    $1.52 to $1.60     $ 0.78 to $0.82    $14.15 to $14.40
    $  88,888,242    $     23,985,158   $    12,106,761    $   91,634,958     $    12,686,496    $    54,734,930
             4.61%               0.06%             0.00%             0.02%               0.00%              0.00%
    1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
      -1% to 0.34%            6% to 7%          6% to 7%        12% to 13%          11% to 12%         11% to 12%
       43,720,031          15,605,352         9,147,262        37,453,483          15,257,228          1,302,652
    $1.59 to $1.72   $  1.32 to $1.37   $ 1.19 to $1.23    $1.36 to $1.41     $ 0.70 to $0.73    $12.76 to $12.86
    $  73,819,376    $     21,208,753   $    11,152,104    $   52,523,310     $    11,042,031    $    16,723,124
             3.80%               0.00%             0.00%             0.01%               0.00%              3.07%
    1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%      1.15% to 2.20%     1.15% to 2.20%
          6% to 7%          12% to 13%          4% to 5%        17% to 21%            6% to 7%         28% to 29%
       30,137,893           9,721,097         6,954,088        13,499,394          14,238,378                 --
    $1.50 to $1.61   $  1.18 to $1.21   $ 1.14 to $1.17    $1.15 to $1.18     $ 0.66 to $0.68    $            --
    $  47,625,962    $     11,706,542   $     8,077,277    $   15,911,308     $     9,638,815    $            --
             2.38%               0.00%             0.00%             1.51%               0.00%                --
    1.15% to 2.20%      1.15% to 2.20%    1.15% to 2.20%    1.15% to 2.20%      1.15% to 2.20%                --
         9% to 18%          23% to 25%        33% to 37%        32% to 35%          21% to 28%                --
       10,929,731           2,044,294         2,251,342           828,410           9,888,133                 --
    $1.28 to $1.37   $  0.96 to $0.97   $ 0.84 to $0.85    $0.88 to $0.89     $ 0.52 to $0.53    $            --
    $  14,699,588    $      1,976,491   $     1,908,068    $      731,556     $     5,225,717    $            --
             5.94%               0.07%             0.00%             0.26%               0.00%                --
    1.15% to 2.45%      1.35% to 1.40%    1.35% to 1.40%    1.35% to 1.40%      1.15% to 2.45%                --
         -3% to 2%        -16% to -12%      -29% to -24%      -19% to -16%                -32%                --

     OPPENHEIMER CAPITAL
        APPRECIATION
         SUBACCOUNT
     -------------------
               410,133
       $8.74 to $11.60
       $     3,756,805
                  0.07%
         1.15% to 2.20%
         5.28% to 6.35%
               145,044
       $ 8.44 to $8.74
       $     1,249,651
                  0.00%
         1.15% to 2.20%
               8% to 9%
                    --
       $            --
       $            --
                    --
                    --
                    --
                    --
       $            --
       $            --
                    --
                    --
                    --
                    --
       $            --
       $            --
                    --
                    --
                    --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF


NEW ENGLAND LIFE INSURANCE COMPANY


 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)



6. UNIT VALUES -- (CONCLUDED)


The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the five years ended December 31, 2006, 2005, 2004, 2003 and 2002, or lesser time period, if applicable.

                                         CYCLICAL             CYCLICAL                   PIMCO              AMERICAN FUNDS
                                        GROWTH ETF      GROWTH AND INCOME ETF   INFLATION PROTECTED BOND        GROWTH
                                      SUBACCOUNT(B)         SUBACCOUNT(B)            SUBACCOUNT(B)            SUBACCOUNT
                                     ----------------   ---------------------   ------------------------   ----------------
2006
Units..............................            80,092               58,833                   249,805             31,638,062
Unit Fair Value, Lowest to
 Highest(1)........................  $11.30 to $11.45     $11.05 to $11.20          $10.78 to $11.21       $12.54 to $15.94
Net Assets.........................  $        915,416     $        657,013          $      2,781,493       $    482,404,625
Investment Income Ratio to Net
 Assets(2).........................              3.02%                3.47%                     0.00%                  0.82%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..     1.15% to 2.20%       1.15% to 2.20%            1.15% to 2.20%         1.40% to 2.45%
Total Return, Lowest to
 Highest(4)........................     6.08% to 6.82%       5.60% to 6.33%            0.44% to 1.14%         7.56% to 8.69%
2005
Units..............................                --                   --                        --             29,810,527
Unit Fair Value, Lowest to
 Highest(1)........................  $             --     $             --          $             --       $11.65 to $14.67
Net Assets.........................  $             --     $             --          $             --       $    418,321,291
Investment Income Ratio to Net
 Assets(2).........................                --                   --                        --                   0.72%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..                --                   --                        --          1.40% to 2.45%
Total Return, Lowest to
 Highest(4)........................                --                   --                        --              13% to 15%
2004
Units..............................                --                   --                        --             25,525,016
Unit Fair Value, Lowest to
 Highest(1)........................  $             --     $             --          $             --       $10.28 to $12.80
Net Assets.........................  $             --     $             --          $             --       $    312,819,697
Investment Income Ratio to Net
 Assets(2).........................                --                   --                        --                   0.19%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..                --                   --                        --          1.40% to 2.45%
Total Return, Lowest to
 Highest(4)........................                --                   --                        --              10% to 11%
2003
Units..............................                --                   --                        --             17,878,051
Unit Fair Value, Lowest to
 Highest(1)........................  $             --     $             --          $             --       $ 9.36 to $11.54
Net Assets.........................  $             --     $             --          $             --       $    197,729,840
Investment Income Ratio to Net
 Assets(2).........................                --                   --                        --                   0.13%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..                --                   --                        --          1.40% to 2.45%
Total Return, Lowest to
 Highest(4)........................                --                   --                        --              24% to 35%
2002
Units..............................                --                   --                        --              8,787,863
Unit Fair Value, Lowest to
 Highest(1)........................  $             --     $             --          $             --       $  7.28 to $8.39
Net Assets.........................  $             --     $             --          $             --       $     72,031,300
Investment Income Ratio to Net
 Assets(2).........................                --                   --                        --                   0.05%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..                --                   --                        --          1.15% to 2.45%
Total Return, Lowest to
 Highest(4)........................                --                   --                        --                    -26%

                                     AMERICAN FUNDS
                                      GROWTH-INCOME
                                       SUBACCOUNT
                                     ---------------
2006
Units..............................       31,733,983
Unit Fair Value, Lowest to
 Highest(1)........................  $9.11 to $11.59
Net Assets.........................  $   350,851,780
Investment Income Ratio to Net
 Assets(2).........................             1.57%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.40% to 2.45%
Total Return, Lowest to
 Highest(4)........................  12.42% to 13.61%
2005
Units..............................       31,898,073
Unit Fair Value, Lowest to
 Highest(1)........................  $8.11 to $10.20
Net Assets.........................  $   310,739,976
Investment Income Ratio to Net
 Assets(2).........................             1.37%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.40% to 2.45%
Total Return, Lowest to
 Highest(4)........................          3% to 4%
2004
Units..............................       28,521,427
Unit Fair Value, Lowest to
 Highest(1)........................  $ 7.85 to $9.77
Net Assets.........................  $   266,272,411
Investment Income Ratio to Net
 Assets(2).........................             0.97%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.40% to 2.45%
Total Return, Lowest to
 Highest(4)........................          8% to 9%
2003
Units..............................       20,819,388
Unit Fair Value, Lowest to
 Highest(1)........................  $ 7.29 to $8.98
Net Assets.........................  $   178,810,013
Investment Income Ratio to Net
 Assets(2).........................             1.22%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.40% to 2.45%
Total Return, Lowest to
 Highest(4)........................        24% to 31%
2002
Units..............................       10,666,648
Unit Fair Value, Lowest to
 Highest(1)........................  $ 5.75 to $6.88
Net Assets.........................  $    70,205,683
Investment Income Ratio to Net
 Assets(2).........................             1.49%
Expenses as a Percent of Average
 Net Assets, Lowest to Highest(3)..    1.15% to 2.45%
Total Return, Lowest to
 Highest(4)........................      -20% to -19%


(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' Contract Value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the period January 1, 2006 to April 30, 2006
(b)  For the period May 1, 2006 to December 31, 2006

    AMERICAN FUNDS GLOBAL       AMERICAN
    SMALL CAPITALIZATION       FUNDS BOND
         SUBACCOUNT          SUBACCOUNT(B)
    ---------------------   ----------------
            54,970,964               691,327
       $ 2.69 to $2.95      $14.06 to $15.56
       $   159,408,732      $     10,562,070
                  0.46%                 0.88%
         1.40% to 2.45%        1.40% to 2.45%
       21.06% to 22.33%        4.24% to 4.97%
            45,942,033                    --
       $ 2.23 to $2.41      $             --
       $   109,050,517      $             --
                  0.91%                   --
         1.40% to 2.45%                   --
             22% to 24%                   --
            33,864,888                    --
       $ 1.82 to $1.95      $             --
       $    65,210,742      $             --
                  0.00%                   --
         1.40% to 2.45%                   --
             18% to 19%                   --
            20,950,064                    --
       $ 1.54 to $1.64      $             --
       $    33,904,717      $             --
                  0.50%                   --
         1.40% to 2.45%                   --
             46% to 51%                   --
            11,246,215                    --
       $ 1.03 to $1.08      $             --
       $    12,042,495      $             --
                  0.77%                   --
         1.15% to 2.45%                   --
           -21% to -20%                   --

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

  CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2006, 2005
                                    AND 2004
                                       AND
             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New England Life Insurance Company:

     We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of New England Life Insurance Company and subsidiaries at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for defined benefit pension and other postretirement plans and for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on December 31, 2006 and January 1, 2004, respectively. In addition, the Company reclassified mandatorily redeemable preferred stock from equity to liabilities as required by new accounting guidance which was adopted as of January 1, 2004.

/s/ DELOITTE & TOUCHE LLP
    Certified Public Accountants
    Tampa, Florida
    April 16, 2007

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)



                                                                  2006      2005
                                                                -------   -------


ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $880 and $796,
     respectively)............................................  $   886   $   807
  Equity securities available-for-sale, at estimated fair
     value (cost: $7 and $0, respectively)....................        7        --
  Mortgage loans on real estate...............................        2         9
  Policy loans................................................      357       327
  Other limited partnership interests.........................       18        17
  Short-term investments......................................      141        52
                                                                -------   -------
          Total investments...................................    1,411     1,212
Cash..........................................................       12         6
Accrued investment income.....................................       21        20
Premiums and other receivables................................      286       259
Deferred policy acquisition costs.............................    1,310     1,288
Other assets..................................................       58        87
Separate account assets.......................................   10,490     9,448
                                                                -------   -------
          Total assets........................................  $13,588   $12,320
                                                                =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits......................................  $   541   $   487
  Policyholder account balances...............................      922       911
  Other policyholder funds....................................      400       383
  Policyholder dividends payable..............................        4         3
  Current income tax payable..................................        3         2
  Deferred income tax liability...............................       59        50
  Other liabilities...........................................      215       167
  Separate account liabilities................................   10,490     9,448
                                                                -------   -------
          Total liabilities...................................   12,634    11,451
                                                                -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)

STOCKHOLDER'S EQUITY:
Common stock, par value $125 per share; 50,000 shares
  authorized; 20,000 shares issued and outstanding............        3         3
Additional paid-in capital....................................      458       458
Retained earnings.............................................      503       405
Accumulated other comprehensive income (loss).................      (10)        3
                                                                -------   -------
          Total stockholder's equity..........................      954       869
                                                                -------   -------
          Total liabilities and stockholder's equity..........  $13,588   $12,320
                                                                =======   =======




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)



                                                               2006   2005   2004
                                                               ----   ----   ----


REVENUES
Premiums.....................................................  $ 96   $106   $ 77
Universal life and investment-type product policy fees.......   521    481    468
Net investment income........................................    71     66     55
Other revenues...............................................    92     88     89
Net investment gains (losses)................................    (4)    (4)    15
                                                               ----   ----   ----
          Total revenues.....................................   776    737    704
                                                               ----   ----   ----
EXPENSES
Policyholder benefits and claims.............................   142    153    130
Interest credited to policyholder account balances...........    34     32     34
Policyholder dividends.......................................     7      6      6
Other expenses...............................................   486    461    473
                                                               ----   ----   ----
          Total expenses.....................................   669    652    643
                                                               ----   ----   ----
Income before provision for income tax.......................   107     85     61
Provision for income tax.....................................     9     29     19
                                                               ----   ----   ----
Income before cumulative effect of a change in accounting,
  net of income tax..........................................    98     56     42
Cumulative effect of a change in accounting, net of income
  tax........................................................    --     --      8
                                                               ----   ----   ----
Net income...................................................  $ 98   $ 56   $ 50
                                                               ====   ====   ====




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)



                                                                         ACCUMULATED OTHER
                                                                        COMPREHENSIVE INCOME
                                                                               (LOSS)
                                                                      -----------------------
                                                                          NET
                                                                      UNREALIZED     DEFINED
                                              ADDITIONAL              INVESTMENT     BENEFIT
                                     COMMON     PAID-IN    RETAINED      GAINS        PLAN
                                      STOCK     CAPITAL    EARNINGS    (LOSSES)    ADJUSTMENT   TOTAL
                                     ------   ----------   --------   ----------   ----------   -----


Balance at January 1, 2004.........    $3        $ 558       $299        $ 24         $ --      $ 884
Change in accounting principle
  (Note 8).........................               (100)                                          (100)
Comprehensive income (loss):
  Net income.......................                            50                                  50
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                       (10)                    (10)
                                                                                                -----
  Comprehensive income (loss)......                                                                40
                                       --        -----       ----        ----         ----      -----
Balance at December 31, 2004.......     3          458        349          14           --        824
Comprehensive income (loss):
  Net income.......................                            56                                  56
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                       (11)                    (11)
                                                                                                -----
  Comprehensive income (loss)......                                                                45
                                       --        -----       ----        ----         ----      -----
Balance at December 31, 2005.......     3          458        405           3           --        869
Comprehensive income (loss):
  Net income.......................                            98                                  98
  Other comprehensive income
     (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax......                                        (3)                     (3)
                                                                                                -----
  Comprehensive income (loss)......                                                                95
                                                                                                -----
  Adoption of SFAS 158, net of
     income tax....................                                                    (10)       (10)
                                       --        -----       ----        ----         ----      -----
Balance at December 31, 2006.......    $3        $ 458       $503        $ --         $(10)     $ 954
                                       ==        =====       ====        ====         ====      =====




          See accompanying notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)


                                                              2006    2005    2004
                                                             -----   -----   -----


CASH FLOWS FROM OPERATING ACTIVITIES
Net income.................................................  $  98   $  56   $  50
Adjustments to reconcile net income to net cash used in
  operating activities:
     Depreciation and amortization expenses................      3       6       8
     Amortization of premiums and accretion of discounts
       associated with investments, net....................     --       2       4
     (Gains) losses from sales of investments and
       businesses, net.....................................      4       4     (15)
     Interest credited to policyholder account balances....     34      32      34
     Universal life and investment-type product policy
       fees................................................   (521)   (481)   (468)
     Change in premiums and other receivables..............    (30)    (69)     26
     Change in deferred policy acquisition costs, net......    (22)    (32)    (12)
     Change in insurance-related liabilities...............     39      78      43
     Change in income tax payable..........................     12      26      (4)
     Change in other assets................................    124      86      46
     Change in other liabilities...........................    209     184     107
     Other, net............................................     (4)     (4)     (2)
                                                             -----   -----   -----
Net cash used in operating activities......................    (54)   (112)   (183)
                                                             -----   -----   -----
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.............................    196     470     210
     Equity securities.....................................     --      --      55
     Mortgage loans on real estate.........................      7      --      --
     Other limited partnership interests...................      2       2       1
  Purchases of:
     Fixed maturity securities.............................   (286)   (460)   (392)
     Equity securities.....................................     --      --     (19)
  Net change in short-term investments.....................    (89)    (22)     (5)
  Proceeds from sales of businesses, net of cash disposed
     of $0, $0 and $6, respectively........................     --      --      18
  Net change in policy loans...............................    (30)    (19)    (29)
  Other, net...............................................      8      (2)     (2)
                                                             -----   -----   -----
Net cash used in investing activities......................  $(192)  $ (31)  $(163)
                                                             -----   -----   -----




            See accompany notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                  (IN MILLIONS)



                                                            2006      2005      2004
                                                          -------   -------   -------


CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...........................................  $ 1,626   $ 1,366   $ 1,406
     Withdrawals........................................   (1,374)   (1,117)   (1,093)
  Redemption of shares subject to mandatory redemption..       --      (100)       --
                                                          -------   -------   -------
Net cash provided by financing activities...............      252       149       313
                                                          -------   -------   -------
Change in cash..........................................        6         6       (33)
Cash, beginning of year.................................        6        --        33
                                                          -------   -------   -------
CASH, END OF YEAR.......................................  $    12   $     6   $    --
                                                          =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid (refunded) during the year for:
     Interest...........................................  $    --   $     3   $     2
                                                          =======   =======   =======
     Income tax.........................................  $    (7)  $     4   $    21
                                                          =======   =======   =======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed..................................  $    --   $    --   $    41
       Less: liabilities disposed.......................       --        --        17
                                                          -------   -------   -------
       Net assets disposed..............................  $    --   $    --   $    24
       Less: cash disposed..............................       --        --         6
                                                          -------   -------   -------
       Business dispositions, net of cash disposed......  $    --   $    --   $    18
                                                          =======   =======   =======




            See accompany notes to consolidated financial statements.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

BUSINESS

     New England Life Insurance Company ("NELICO") and its subsidiaries (the "Company") is a wholly-owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), which is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company was formerly a wholly-owned subsidiary of MetLife New England Holdings, Inc., which was dissolved into Metropolitan Life, its parent, on April 12, 2003. The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company.

     The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage. The Company is licensed to conduct business in 50 states and the District of Columbia.

     The principal subsidiaries of NELICO included New England Pension and Annuity Company ("NEPA"), which was sold to Metropolitan Tower Life Insurance Company ("MTL") in 2004, and Newbury Insurance Company, Limited ("Newbury"), which was sold to MetLife in 2004. These subsidiaries are included in the accompanying consolidated financial statements until their respective dates of sale. See Note 2.

     NELICO owns 100% of the outstanding common stock of New England Securities Corporation ("NES"). NELICO also owns a majority interest in MetLife Advisors LLC ("Advisors") and 100% of the voting common stock of Omega Reinsurance Corporation ("Omega"). It is expected that Omega will be dissolved and liquidated during 2007 in connection with a restructuring plan discussed further in Note 2.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

     The Company recognized minority interest expense for the portion of the net income (loss) of Omega not attributable to the Company's ownership of $4 million, ($1) million and $0 million for the years ended December 31, 2006, 2005 and 2004, respectively. Minority interest related to consolidated entities included in other liabilities was $7 million and $6 million at December 31, 2006 and 2005, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

     i)  the fair value of investments in the absence of quoted market values;

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

    ii)  investment impairments;

   iii)  the recognition of income on certain investments;

    iv)  the application of the consolidation rules to certain investments;

     v)  the fair value of and accounting for derivatives;

    vi) the capitalization and amortization of deferred policy acquisition costs ("DAC");

   vii)  the liability for future policy benefits;

  viii)  accounting for income taxes and the valuation of deferred tax assets;

    ix)  accounting for reinsurance transactions;

     x)  accounting for employee benefit plans; and

    xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, other limited partnerships and short-term investments. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations. In addition to the investees

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized investment loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates it evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party. The Company was not deemed to be the primary beneficiary for any of its investments in other limited partnerships.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps and forwards, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company also may use credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133 (as amended), Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), changes in the fair value of the derivative are reported in net investment gains (losses), in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company or in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). The Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. Hedge accounting designations which are determined to not have been appropriately applied could materially affect reported net income. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)


reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)


derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $1 million and $15 million at December 31, 2006 and 2005, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was less than $1 million and $6 million at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was less than $1 million for each of the years ended December 31, 2006, 2005 and 2004.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $35 million and $38 million at December 31, 2006 and 2005, respectively. Accumulated amortization of capitalized software was $30 million and $31 million at December 31, 2006 and 2005, respectively. Related amortization expense was $2 million, $4 million and $6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Deferred Policy Acquisition Costs

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. The recovery of DAC is dependent upon the future profitability of the related business.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)


Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC related to variable universal life contracts and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Liabilities for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rate for the aggregate future policy benefit liabilities is 6%.

     Participating business represented approximately 3% of the Company's life insurance in-force, and 9% of the number of life insurance policies in-force, at both December 31, 2006 and 2005. Participating policies represented approximately 43% and 51%, 45% and 47%, and 51% and 74%, of gross and net life insurance premiums for the years ended December 31, 2006, 2005 and 2004, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 7%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The average interest rate used in establishing such liabilities is approximately 3%.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 4% to 7%.

     Liabilities for unpaid claims are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB"s) liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     - Guaranteed income benefit ("GMIB"s) liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to (i) policy account values, which consist of an accumulation of gross premium payments; and (ii) credited interest, ranging from 2% to 10% less expenses, mortality charges, and withdrawals.

Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiary.

Income Taxes

     The Company joins with MetLife and its includable life and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). The consolidating companies have executed a tax allocation agreement. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to (from) MetLife to the extent that their incomes (losses and other credits) contribute to (reduce) the consolidated federal income tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

    (ii)  future reversals of existing taxable temporary differences;

   (iii)  taxable income in prior carryback years; and

    (iv)  tax planning strategies.

     The Company may be required to change its provision for income tax in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 9) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Reinsurance

     The Company enters into reinsurance transactions as a provider and purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized using primarily the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties

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               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)


to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits--An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r) ("SFAS 158"). The obligations and associated expenses of these plans require an extensive use of assumptions such as the discount rate, expected return on plan assets and rate of future compensation increases, healthcare cost trend rates as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external consulting firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

Litigation Contingencies

     The Company is a party to a number of legal actions and is or may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

    (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

   (ii)  recognition as an adjustment to accumulated other comprehensive income
         (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

  (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

   (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

    (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $10 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there is no impact of adoption due to changes in measurement date. See Note 11.

Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

           (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

          (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

         (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

          (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

Other Pronouncements

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a Replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In May 2004, the FASB issued FSP No. 106-2, Accounting and Disclosures Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement healthcare plan that provides prescription drug benefits. Since determining that its prescription benefits are actuarially equivalent to benefits under Medicare Part D, the Company expects to receive subsidies on prescription drug benefits beginning in 2007 under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Prescription Drug Act"). Effective March 1, 2005, the Company adopted FSP 106-2 prospectively and the postretirement benefit plan's accumulated benefit obligation was remeasured as of the effective date and net periodic postretirement benefit costs subsequent to the effective date will include the effect of the expected subsidies. As a result of the adoption of FSP 106-2, the accumulated postretirement benefit obligation and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES net periodic postretirement benefit cost were reduced by $1 million at March 1, 2005 and $140 thousand in 2005, respectively. Additionally, the Company is allocated expense from the Metropolitan Life postretirement plan for certain employees which was determined, effective July 1, 2004, to be actuarially equivalent to the benefits offered under Medicare Part D. Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the Company's share of the net periodic postretirement benefit cost was reduced by $1 million for 2004. Metropolitan Life's adoption of FSP 106-2, regarding accumulated postretirement benefit obligation did not have a significant impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA"). SOP 03-1 provides guidance on: (i) the classification and valuation of long-duration contract liabilities;
(ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released FSP 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policy benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $8 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. Effective with the adoption of SOP 03-1, costs associated with enhanced or bonus crediting rates to contractholders must be deferred and amortized over the life of the related contract using assumptions consistent with the amortization of DAC. Since the Company followed a similar approach prior to adoption of SOP 03-1, the provisions of SOP 03-1 relating to sales inducements had no significant impact on the Company's consolidated financial statements. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's preliminary evaluation, the Company expects to recognize an increase to the January 1, 2007 balance of retained earnings of between $12 million and $13 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets--an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February of 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs will be effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in no material impact to the Company's consolidated financial statements.

2.  ACQUISITIONS AND DISPOSITIONS

     On October 31, 2006, the board of directors (the "Board") of Omega approved the adoption of a restructuring plan (the "Restructuring Plan"). On November 20, 2006, the Board of NELICO, as Omega's sole voting shareholder, and Omega's participating common stock ("PCS") shareholders, also approved the Restructuring Plan. Under the Restructuring Plan: (i) all reinsurance arrangements were terminated effective as of December 31, 2006; (ii) all outstanding shares of PCS were redeemed effective as of December 31, 2006; (iii) a lump sum payment in cash will be made on June 29, 2007 to each PCS shareholder consisting of such former shareholder's outstanding redemption payment balance plus an additional 40% of such balance; and (iv) Omega's bylaws will be amended to permit this lump payment (installment payments are currently provided for in Omega's bylaws). It is expected that Omega will be dissolved and liquidated during 2007 upon completion of the Restructuring Plan, subject to applicable regulatory approvals. Total assets and total liabilities of Omega at December 31, 2006 were $7 million and $1 million,

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES respectively. Total revenues of Omega included in the Company's consolidated revenues were $12 million, $33 million and $0 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     On October 1, 2004, Newbury, a subsidiary of NELICO, was sold to MetLife. Total assets and liabilities of the entity sold at the date of sale were $33 million and $17 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $1 million for the year ended December 31, 2004.

     On October 8, 2004, NEPA, a subsidiary of NELICO, was sold to MTL. Total assets and liabilities of the entity sold at the date of sale were $8 million and less than $1 million, respectively. Total net income of the entity sold included in the consolidated statements of income was insignificant for the year ended December 31, 2004.

3.  INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:


                                                                    DECEMBER 31, 2006
                                                  ----------------------------------------------------
                                                                         GROSS
                                                                       UNREALIZED
                                                  COST OR AMORTIZED   -----------    ESTIMATED    % OF
                                                         COST         GAIN   LOSS   FAIR VALUE   TOTAL
                                                  -----------------   ----   ----   ----------   -----
                                                                      (IN MILLIONS)


U.S. corporate securities.......................         $445          $12    $ 4      $453       51.1%
Residential mortgage-backed securities..........          175            1      1       175       19.8
Foreign corporate securities....................          150            1      4       147       16.6
U.S. Treasury/agency securities.................           93            1     --        94       10.6
Foreign government securities...................           12           --     --        12        1.4
Commercial mortgage-backed securities...........            1           --     --         1        0.1
Asset-backed securities.........................            3           --     --         3        0.3
State and political subdivision securities......            1           --     --         1        0.1
                                                         ----          ---    ---      ----      -----
  Total fixed maturity securities...............         $880          $15    $ 9      $886      100.0%
                                                         ====          ===    ===      ====      =====
Non-redeemable preferred stocks.................         $  7          $--    $--      $  7      100.0%
                                                         ----          ---    ---      ----      -----
  Total equity securities.......................         $  7          $--    $--      $  7      100.0%
                                                         ====          ===    ===      ====      =====





                                                                DECEMBER 31, 2005
                                                  --------------------------------------------
                                                                 GROSS
                                                               UNREALIZED
                                                  AMORTIZED   -----------    ESTIMATED    % OF
                                                     COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                                  ---------   ----   ----   ----------   -----
                                                                  (IN MILLIONS)


U.S. corporate securities.......................     $438      $15    $ 4      $449       55.6%
Residential mortgage-backed securities..........      165        1      1       165       20.5
Foreign corporate securities....................      146        2      2       146       18.1
U.S. Treasury/agency securities.................       30       --     --        30        3.7
Foreign government securities...................       14       --     --        14        1.7
Commercial mortgage-backed securities...........        1       --     --         1        0.1
Asset-backed securities.........................        2       --     --         2        0.3
                                                     ----      ---    ---      ----      -----
  Total fixed maturity securities...............     $796      $18    $ 7      $807      100.0%
                                                     ====      ===    ===      ====      =====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company held foreign currency derivatives with notional amounts of $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at both December 31, 2006 and 2005.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $36 million and $24 million at December 31, 2006 and 2005, respectively. There was less than $1 million of net unrealized gains (losses) associated with these securities at December 31, 2006. At December 31, 2005, these securities had a net unrealized gain of $1 million. There were no non-income producing fixed maturity securities at both December 31, 2006 and 2005. There were no unrealized gains (losses) associated with non-income producing fixed maturity securities at both December 31, 2006 and 2005.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:


                                                              DECEMBER 31,
                                            -----------------------------------------------
                                                     2006                     2005
                                            ----------------------   ----------------------
                                            AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                               COST     FAIR VALUE      COST     FAIR VALUE
                                            ---------   ----------   ---------   ----------
                                                             (IN MILLIONS)


Due in one year or less...................     $ 46        $ 46         $ 27        $ 27
Due after one year through five years.....      279         285          198         200
Due after five years through ten years....      257         254          303         307
Due after ten years.......................      119         122          100         105
                                               ----        ----         ----        ----
    Subtotal..............................      701         707          628         639
Mortgage-backed and other asset-backed
  securities..............................      179         179          168         168
                                               ----        ----         ----        ----
    Total fixed maturity securities.......     $880        $886         $796        $807
                                               ====        ====         ====        ====



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:


                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2006   2005   2004
                                                         ----   ----   ----
                                                            (IN MILLIONS)


Proceeds...............................................  $117   $377   $158
Gross investment gains.................................  $ --   $  1   $ 17
Gross investment losses................................  $ (2)  $ (5)  $ (1)

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:


                                                               DECEMBER 31, 2006
                                   ------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                     LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                   ----------------------   ----------------------   ----------------------
                                   ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                      FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                     VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                   ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities........     $124         $ 1         $122         $ 3         $246         $ 4
Residential mortgage-backed
  securities.....................       37          --           45           1           82           1
Foreign corporate securities.....       20           1           84           3          104           4
U.S. Treasury/agency securities..       35          --           15          --           50          --
Foreign government securities....       10          --           --          --           10          --
Commercial mortgage-backed
  securities.....................       --          --            1          --            1          --
Asset-backed securities..........        1          --            1          --            2          --
                                      ----         ---         ----         ---         ----         ---
  Total fixed maturity
     securities..................     $227         $ 2         $268         $ 7         $495         $ 9
                                      ====         ===         ====         ===         ====         ===
Equity securities................     $ --         $--         $  7         $--         $  7         $--
                                      ====         ===         ====         ===         ====         ===
Total number of securities in an
  unrealized loss position.......      101                      126                      227
                                      ====                     ====                     ====





                                                               DECEMBER 31, 2005
                                   ------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                                     LESS THAN 12 MONTHS        THAN 12 MONTHS                TOTAL
                                   ----------------------   ----------------------   ----------------------
                                   ESTIMATED      GROSS     ESTIMATED      GROSS     ESTIMATED      GROSS
                                      FAIR     UNREALIZED      FAIR     UNREALIZED      FAIR     UNREALIZED
                                     VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                   ---------   ----------   ---------   ----------   ---------   ----------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


U.S. corporate securities........     $183         $ 4         $13          $--         $196         $ 4
Residential mortgage-backed
  securities.....................       86           1           1           --           87           1
Foreign corporate securities.....      104           2          --           --          104           2
U.S. Treasury/agency securities..       17          --           1           --           18          --
Commercial mortgage-backed
  securities.....................        1          --          --           --            1          --
Asset-backed securities..........        2          --          --           --            2          --
                                      ----         ---         ---          ---         ----         ---
  Total fixed maturity
     securities..................     $393         $ 7         $15          $--         $408         $ 7
                                      ====         ===         ===          ===         ====         ===
Total number of securities in an
  unrealized loss position.......      158                      26                       184
                                      ====                     ===                      ====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:


                                                              DECEMBER 31, 2006
                                        ------------------------------------------------------------
                                              COST OR         GROSS UNREALIZED         NUMBER OF
                                          AMORTIZED COST            LOSS              SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months..................     $175       $--       $ 1        $--        59        --
Six months or greater but less than
  nine months.........................        5        --        --         --         8        --
Nine months or greater but less than
  twelve months.......................       49        --         1         --        34        --
Twelve months or greater..............      282        --         7         --       126        --
                                           ----       ---       ---        ---       ---        --
  Total...............................     $511       $--       $ 9        $--       227        --
                                           ====       ===       ===        ===       ===        ==





                                                              DECEMBER 31, 2005
                                        ------------------------------------------------------------
                                              COST OR         GROSS UNREALIZED         NUMBER OF
                                          AMORTIZED COST            LOSS              SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                 (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)


Less than six months..................     $335       $--       $ 5        $--       115        --
Six months or greater but less than
  nine months.........................       16        --         1         --        14        --
Nine months or greater but less than
  twelve months.......................       49        --         1         --        29        --
Twelve months or greater..............       15        --        --         --        26        --
                                           ----       ---       ---        ---       ---        --
  Total...............................     $415       $--       $ 7        $--       184        --
                                           ====       ===       ===        ===       ===        ==



     At December 31, 2006 and 2005, $9 million and $7 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006 and 2005 there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2006 and 2005, the Company had $9 million and $7 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized losses, as follows:


                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----


SECTOR:
U.S. corporate securities....................................    45%    57%
Residential mortgage-backed securities.......................    11     14
Foreign corporate securities.................................    44     29
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===
INDUSTRY:
Finance......................................................    35%    28%
Industrial...................................................    28     38
Consumer.....................................................    16     17
Utility......................................................     7      3
Mortgage-backed..............................................    11     14
Other........................................................     3     --
                                                                ---    ---
  Total......................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

ASSETS ON DEPOSIT

     The Company had fixed maturity securities on deposit with regulatory agencies with a fair market value of $3 million at both December 31, 2006 and 2005.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

MORTGAGE LOANS ON REAL ESTATE

     The Company had commercial mortgage loans on real estate of $2 million and $9 million at December 31, 2006 and 2005, respectively.

     At December 31, 2006, all of the properties were located in California. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

NET INVESTMENT INCOME

     The components of net investment income are as follows:


                                                            YEARS ENDED DECEMBER
                                                                     31,
                                                           ----------------------
                                                           2006     2005     2004
                                                           ----     ----     ----
                                                                (IN MILLIONS)


Fixed maturity securities.............................      $46      $44      $37
Mortgage loans on real estate.........................        1       --       --
Policy loans..........................................       19       18       17
Other limited partnership interests...................        3        3        1
Cash and short-term investments.......................        3        2        1
Other.................................................        2        2        2
                                                            ---      ---      ---
  Total investment income.............................       74       69       58
Less: Investment expenses.............................        3        3        3
                                                            ---      ---      ---
  Net investment income...............................      $71      $66      $55
                                                            ===      ===      ===



     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $3 million, $2 million and $1 million, respectively, related to short-term investments, is included in the table above.

NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:


                                                            YEARS ENDED DECEMBER
                                                                     31,
                                                           ----------------------
                                                           2006     2005     2004
                                                           ----     ----     ----
                                                                (IN MILLIONS)


Fixed maturity securities.............................      $(3)     $(4)     $ 2
Equity securities.....................................       --       --       14
Derivatives...........................................       (1)       1       --
Other.................................................       --       (1)      (1)
                                                            ---      ---      ---
  Net investment gains (losses).......................      $(4)     $(4)     $15
                                                            ===      ===      ===



     For the years ended December 31, 2006 and 2005, affiliated investment gains (losses) of ($5) million and ($1) million, respectively, are included in the above table. There were no affiliated investment gains (losses) for the year ended December 31, 2004.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired included within net investment gains (losses) were less than $1 million for year ended December 31, 2006.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:


                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2006     2005     2004
                                                          ----     ----     ----
                                                               (IN MILLIONS)


Fixed maturity securities............................      $ 6      $11     $ 32
Derivatives..........................................       (3)      (3)      (5)
Other................................................       (1)      (1)      (1)
                                                           ---      ---     ----
  Subtotal...........................................        2        7       26
                                                           ---      ---     ----
Amounts allocated from:
  DAC................................................       (2)      (2)      (4)
                                                           ---      ---     ----
Deferred income tax..................................       --       (2)      (8)
                                                           ---      ---     ----
  Subtotal...........................................       (2)      (4)     (12)
                                                           ---      ---     ----
Net unrealized investment gains (losses).............      $--      $ 3     $ 14
                                                           ===      ===     ====



     The changes in net unrealized investment gains (losses) are as follows:


                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2006     2005     2004
                                                          ----     ----     ----
                                                               (IN MILLIONS)


Balance, January 1,..................................      $ 3     $ 14     $ 24
Unrealized investment gains (losses) during the
  year...............................................       (5)     (19)     (17)
Unrealized gains (losses) relating to:
  DAC................................................       --        2        1
  Deferred income tax................................        2        6        6
                                                           ---     ----     ----
Balance, December 31,................................      $--     $  3     $ 14
                                                           ===     ====     ====
Net change in unrealized investment gains (losses)...      $(3)    $(11)    $(10)
                                                           ===     ====     ====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:


                                                DECEMBER 31, 2006                 DECEMBER 31, 2005
                                         -------------------------------   -------------------------------
                                                      CURRENT MARKET OR                 CURRENT MARKET OR
                                                         FAIR VALUE                        FAIR VALUE
                                         NOTIONAL   --------------------   NOTIONAL   --------------------
                                          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                         --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)


Foreign currency swaps.................     $10       $--        $ 4          $10       $--        $ 3
Credit default swaps...................      20        --         --           31        --         --
                                            ---       ---        ---          ---       ---        ---
  Total................................     $30       $--        $ 4          $41       $--        $ 3
                                            ===       ===        ===          ===       ===        ===



     The above table does not include notional values for equity variance swaps. At both December 31, 2006 and 2005, the Company owned 500 equity variance swaps contracts. Market values for equity variance swaps were insignificant and were not included in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:


                                                                  REMAINING LIFE
                                              ------------------------------------------------------
                                                          AFTER ONE   AFTER FIVE
                                                            YEAR         YEARS
                                              ONE YEAR     THROUGH      THROUGH    AFTER TEN
                                               OR LESS   FIVE YEARS    TEN YEARS     YEARS     TOTAL
                                              --------   ----------   ----------   ---------   -----
                                                                   (IN MILLIONS)


Foreign currency swaps......................     $--         $10          $--         $--       $10
Credit default swaps........................      --          19            1          --        20
                                                 ---         ---          ---         ---       ---
  Total.....................................     $--         $29          $ 1         $--       $30
                                                 ===         ===          ===         ===       ===



     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are not included in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:


                                                DECEMBER 31, 2006                 DECEMBER 31, 2005
                                         -------------------------------   -------------------------------
                                                         FAIR VALUE                        FAIR VALUE
                                         NOTIONAL   --------------------   NOTIONAL   --------------------
                                          AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                         --------   ------   -----------   --------   ------   -----------
                                                                   (IN MILLIONS)


Cash flow..............................     $--       $--        $--          $10       $--        $ 3
Non-qualifying.........................      30        --          4           31        --         --
                                            ---       ---        ---          ---       ---        ---
  Total................................     $30       $--        $ 4          $41       $--        $ 3
                                            ===       ===        ===          ===       ===        ===



     The Company recognized insignificant net investment expenses from qualifying hedge settlement payments and insignificant net investment gain
(loss) from non-qualifying hedge settlement payments for the years ended December 31, 2006, 2005 and 2004.

CASH FLOW HEDGES

     The Company designates and accounts for foreign currency swaps used to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges, when they have met the requirements of SFAS 133.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant amounts in net investment gains (losses) related to the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments, for the years ended December 31, 2006, 2005 and 2004.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:


                                                            YEARS ENDED DECEMBER
                                                                     31,
                                                           ----------------------
                                                           2006     2005     2004
                                                           ----     ----     ----
                                                                (IN MILLIONS)


Other comprehensive income (loss) balance at the
  beginning of the year...............................      $(3)     $(5)     $(3)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow
  hedges..............................................       --        2       (2)
                                                            ---      ---      ---
Other comprehensive income (loss) balance at the end
  of the year.........................................      $(3)     $(3)     $(5)
                                                            ===      ===      ===



     At December 31, 2006, there were no deferred net gains on derivatives accumulated in the other comprehensive income (loss) expected to be reclassified to earnings during the year ending December 31, 2007.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; (ii) credit default swaps to minimize its exposure to adverse movements in credit; (iii) credit default swaps to diversify credit risk exposure to certain portfolios; and (iv) equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For the year ended December 31, 2006, the Company recognized as net investment gains (losses), changes in fair value of ($1) million. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), related to derivatives that do not qualify for hedge accounting. There were no non-qualifying derivative net investment gains (losses) for the year ended December 31, 2004.

CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. At both December 31, 2006 and 2005, the Company was not required to pledge and was not entitled to receive any collateral related to derivative instruments.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  DEFERRED POLICY ACQUISITION COSTS

     Information regarding DAC is as follows:


                                                                     DAC
                                                                -------------
                                                                (IN MILLIONS)


Balance at January 1, 2004....................................      $1,241
  Capitalizations.............................................         132
                                                                    ------
          Subtotal............................................       1,373
                                                                    ------
  Less: Amortization related to:
     Unrealized investment gains (losses).....................          (1)
     Other expenses...........................................         117
                                                                    ------
          Total amortization..................................         116
                                                                    ------
  Less: Dispositions and other................................           3
                                                                    ------
Balance at December 31, 2004..................................       1,254
  Capitalizations.............................................         131
                                                                    ------
          Subtotal............................................       1,385
                                                                    ------
  Less: Amortization related to:
     Unrealized investment gains (losses).....................          (2)
     Other expenses...........................................          99
                                                                    ------
          Total amortization..................................          97
                                                                    ------
Balance at December 31, 2005..................................       1,288
  Capitalizations.............................................         118
                                                                    ------
          Subtotal............................................       1,406
                                                                    ------
  Less: Amortization related to:
     Other expenses...........................................          93
                                                                    ------
          Total amortization..................................          93
                                                                    ------
  Less: Dispositions and other................................           3
                                                                    ------
Balance at December 31, 2006..................................      $1,310
                                                                    ======



     Amortization of DAC is related to (i) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (ii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

6.  INSURANCE

SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $10,490 million and $9,448 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes the investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES fees and totaled $348 million, $349 million and $354 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:


                                                            YEARS ENDED DECEMBER
                                                                     31,
                                                           ----------------------
                                                           2006     2005     2004
                                                           ----     ----     ----
                                                                (IN MILLIONS)


Balance at January 1,.................................      $33      $27      $23
Capitalization........................................        8        8        7
Amortization..........................................       (2)      (2)      (3)
                                                            ---      ---      ---
Balance at December 31,...............................      $39      $33      $27
                                                            ===      ===      ===



LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to non-medical health policies and contracts, which are reported in future policy benefits and other policyholder funds, is as follows:


                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2006     2005     2004
                                                          ----     ----     ----
                                                               (IN MILLIONS)


Balance at January 1.................................     $ 50     $ 46     $ 40
  Less: Reinsurance recoverables.....................      (46)     (43)     (38)
                                                          ----     ----     ----
Net balance at January 1.............................        4        3        2
                                                          ----     ----     ----
Incurred related to:
  Current year.......................................        2        2        1
  Prior years........................................       (1)      (1)      --
                                                          ----     ----     ----
                                                             1        1        1
                                                          ----     ----     ----
Paid related to:
  Prior years........................................       (1)      --       --
                                                          ----     ----     ----
                                                            (1)      --       --
                                                          ----     ----     ----
Net Balance at December 31...........................        4        4        3
  Add: Reinsurance recoverables......................       17       46       43
                                                          ----     ----     ----
Balance at December 31...............................     $ 21     $ 50     $ 46
                                                          ====     ====     ====



     Claims and claims adjustment expenses associated with prior periods decreased by $1 million for both the years ended December 31, 2006 and 2005. The change was due to differences between actual benefit periods and expected benefit periods for individual disability income contracts.

GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

(ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:


                                                               DECEMBER 31,
                                     ---------------------------------------------------------------
                                                  2006                             2005
                                     ------------------------------   ------------------------------
                                         IN THE             AT            IN THE             AT
                                     EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                     --------------   -------------   --------------   -------------
                                                              (IN MILLIONS)


ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
  Account value....................     $   2,915             N/A        $   2,187             N/A
  Net amount at risk (2)...........     $      --(3)          N/A        $      --(3)          N/A
  Average attained age of
     contractholders...............      59 years             N/A         58 Years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN:
  Account value....................     $   2,882       $   2,501        $   2,728       $   1,994
  Net amount at risk (2)...........     $      30(3)    $       6(4)     $      45(3)    $       7(4)
  Average attained age of
     contractholders...............      59 years        57 years         59 years        57 years




                                                            DECEMBER 31,
                                         -------------------------------------------------
                                                   2006                      2005
                                         -----------------------   -----------------------
                                          SECONDARY     PAID UP     SECONDARY     PAID UP
                                         GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                         ----------   ----------   ----------   ----------
                                                           (IN MILLIONS)


UNIVERSAL AND VARIABLE LIFE CONTRACTS
  (1)
Account value (general and separate
  account).............................   $   2,859       N/A       $   2,782       N/A
Net amount at risk(2)..................   $  29,152(3)    N/A       $  31,330(3)    N/A
Average attained age of policyholders..    46 years       N/A        46 years       N/A


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:


                                                                       UNIVERSAL AND VARIABLE
                                                 ANNUITY CONTRACTS         LIFE CONTRACTS
                                              ----------------------   ----------------------
                                                    GUARANTEED                SECONDARY
                                              ANNUITIZATION BENEFITS         GUARANTEES
                                              ----------------------   ----------------------
                                                               (IN MILLIONS)


Balance at January 1, 2004..................            $ 2                      $ 1
Incurred guaranteed benefits................              1                       --
Paid guaranteed benefits....................             (1)                      (1)
                                                        ---                      ---
Balance at December 31, 2004................              2                       --
Incurred guaranteed benefits................             --                        1
                                                        ---                      ---
Balance at December 31, 2005................              2                        1
Incurred guaranteed benefits................             (1)                      --
                                                        ---                      ---
Balance at December 31, 2006................            $ 1                      $ 1
                                                        ===                      ===



     The Company had guaranteed annuitization benefit liabilities on its annuity contracts of $3 million and $2 million at December 31, 2006 and 2005, respectively. The Company reinsures 100% of this liability with an affiliate and has a corresponding recoverable from reinsurers for the same amounts. Therefore, the Company had no net liability at both December 31, 2006 and 2005.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:


                                                              DECEMBER 31,
                                                            ---------------
                                                             2006     2005
                                                            ------   ------
                                                             (IN MILLIONS)


Mutual Fund Groupings
  Equity..................................................  $6,358   $5,556
  Bond....................................................     751      720
  Balanced................................................     504      485
  Money market............................................     176      171
  Specialty...............................................     138       62
                                                            ------   ------
     Total................................................  $7,927   $6,994
                                                            ======   ======



7.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, the Company reinsured up to 90% of the mortality risk for all new individual life insurance policies that it wrote through its various franchises. This practice was initiated by the different franchises for different products starting at various points in time between the mid-1990's and 2000. During 2005, the Company changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. Also, the Company currently reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:


                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Direct premiums......................................  $ 183   $ 220   $ 228
Reinsurance assumed..................................     14      36      --
Reinsurance ceded....................................   (101)   (150)   (151)
                                                       -----   -----   -----
Net premiums.........................................  $  96   $ 106   $  77
                                                       =====   =====   =====
Reinsurance recoverables netted against policyholder
  benefits and claims................................  $  85   $ 145   $ 151
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $186 million and $174 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payable, included in other liabilities, were $31 million and $23 million at December 31, 2006 and 2005, respectively.

8.  PREFERRED STOCK

     Effective December 30, 1998, the Company issued 200,000 shares of Series A Adjustable Rate Cumulative Preferred Stock, which were held by MetLife Credit Corporation, an affiliate, at par value of $1,000 per share. Dividends were paid quarterly in arrears at the applicable rate which was recalculated on the first business day after each quarterly dividend payment date based on the product of (1 - the highest federal income tax rate for corporations applicable during such dividend period) times (the "AA" Composite Commercial Paper (Financial) Rate + 180 basis points). The adoption of SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity ("SFAS 150"), as of January 1, 2004, required the Company to reclassify $100 million of mandatorily redeemable preferred stock from stockholder's equity to liabilities. In accordance with SFAS 150, dividends paid on the Company's preferred stock are treated as interest expense in 2005 and 2004.

     The Company redeemed 100,000 shares on August 5, 2003 with the approval of the Massachusetts Commissioner of Insurance (the "Commissioner"), leaving 100,000 shares outstanding. On December 30, 2005, the Company redeemed the remaining $100 million of Preferred Stock with the approval of the Commissioner.

     NELICO paid no preferred dividends during the year ended December 31, 2006. NELICO paid preferred dividends of $3 million and $2 million during the years ended December 31, 2005 and 2004, respectively, with prior approval of the Commissioner.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

9.  INCOME TAX

     The provision for income tax is as follows:


                                                            YEARS ENDED DECEMBER
                                                                     31,
                                                           ----------------------
                                                           2006     2005     2004
                                                           ----     ----     ----
                                                                (IN MILLIONS)


Current:
  Federal.............................................      $(8)     $15      $19
  State and local.....................................        1        1        1
                                                            ---      ---      ---
  Subtotal............................................       (7)      16       20
                                                            ---      ---      ---
Deferred:
  Federal.............................................       16       13       (1)
                                                            ---      ---      ---
Provision for income tax..............................      $ 9      $29      $19
                                                            ===      ===      ===



     The reconciliation of the tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:


                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2006     2005     2004
                                                          ----     ----     ----
                                                               (IN MILLIONS)


Tax provision at U.S. statutory rate.................     $ 37      $30      $21
Tax effect of:
  Tax-exempt investment income.......................      (24)      (4)      (7)
  Prior year tax.....................................       (6)       2        2
  Other, net.........................................        2        1        3
                                                          ----      ---      ---
  Provision for income tax...........................     $  9      $29      $19
                                                          ====      ===      ===



     The Company has been audited by the Internal Revenue Service ("IRS") for the years through and including 1999. In 2004, the Company recorded an adjustment for settlement of all issues relating to the IRS's audit of the Company's tax returns for the years 1997-1999. The current IRS examination covers the years 2000-2002. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:


                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)


Deferred income tax assets:
  Policyholder liabilities and receivables..................  $310   $321
  Employee benefits.........................................     6   $ --
  Deferred intercompany losses..............................    10     10
  Investments...............................................     3     --
  Other.....................................................     1      6
                                                              ----   ----
                                                               330    337
  Less: Valuation allowance.................................    10     10
                                                              ----   ----
                                                               320    327
                                                              ----   ----
Deferred income tax liabilities:
  Investments...............................................    --      3
  DAC.......................................................   379    372
  Net unrealized investment gains...........................    --      2
                                                              ----   ----
                                                               379    377
                                                              ----   ----
Net deferred income tax liability...........................  $(59)  $(50)
                                                              ====   ====



     The Company recorded a valuation allowance related to a deferred intercompany loss from the sale prior to 2003 of Exeter Reassurance Company, Ltd. to MetLife within the same consolidated group. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for deferred intercompany losses will not be realized.

10.  CONTINGENCIES, COMMITMENTS, AND GUARANTEES

CONTINGENCIES

LITIGATION

     The Company and/or certain affiliates of it have faced claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies, annuities or mutual funds. The Company and its affiliates continue to defend themselves vigorously against these claims. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation or arbitrations relating to the Company's and its affiliates' marketing and sales of individual life insurance, annuities and brokerage products may be commenced in the future.

     Wilmington Shipping Company ("WSC") and two of its employees have sued the Company for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that the Company advised the investment of pension plan funds in a Developmental Property (real estate) account that caused plan losses of over $2 million. WSC also alleges that the Company failed to give appropriate investment and plan termination advice to WSC plan trustees. The Company filed a motion for summary judgment. The court has granted the motion with respect to WSC's claim that the Company breached its fiduciary duty in administering and advising the Wilmington Shipping plan. The Company moved for summary judgment with respect to the remaining claims in the case. The Company's motion for

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES summary judgment was granted with respect to the remaining individual plaintiffs. WSC and the remaining plaintiff have appealed to the U.S. Court of Appeals for the 4(th) Circuit.

     Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial service companies as part of an industry wide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company or its affiliates have responded and are fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced against the Company or its affiliates. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In February 2006, the Securities and Exchange Commission ("SEC") commenced a formal investigation of NES in connection with the suitability of its sales of variable universal life insurance policies. The Company believes that others in the insurance industry are the subject of similar investigations by the SEC. NES is cooperating fully with the SEC.

     On September 19, 2006, the National Association of Securities Dealers ("NASD") announced that it had imposed a fine against NES and certain affiliated broker-dealers in connection with certain violations of the NASD's and the SEC's rules. As previously disclosed, the NASD's investigation was initiated after the firms reported to the NASD that a limited number of mutual fund transactions processed by firm representatives had been received from customers after 4:00 p.m. Eastern Time, and received the same day's net asset value. The violations of the NASD's and the SEC's rules related to the processing of transactions received after 4:00 p.m., the firms' maintenance of books and records, supervisory procedures, and responses to the NASD's information requests, among other areas. In settling this matter, the firms neither admitted nor denied the charges, but consented to the entry of the NASD's findings.

Summary

     Various litigation and various claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004. At both December 31, 2006 and 2005, the Company maintained a liability of $302 thousand, and a related asset for premium tax offsets of $200 thousand for undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintains, at both December 31, 2006 and 2005, an asset related to paid assessments representing currently available premium tax offsets of $176 thousand.

COMMITMENTS

LEASES

     In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants are contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various lease and sublease agreements for office space, data processing and other equipment. Future minimum sublease income and minimum gross rental payments relating to these lease agreements are as follows:


                                                                        GROSS
                                                           SUBLEASE    RENTAL
                                                            INCOME    PAYMENTS
                                                           --------   --------
                                                              (IN MILLIONS)


2007.....................................................     $ 9        $25
2008.....................................................     $ 6        $20
2009.....................................................     $--        $ 9
2010.....................................................     $--        $ 8
2011.....................................................     $--        $ 4
Thereafter...............................................     $--        $16


GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In particular, NELICO is a member in Advisors and owns 100% of the voting interest in Advisors. In the normal course of business, Advisors provides certain indemnifications to counterparties in contracts that cover certain third party claims and lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities is not specified or applicable. Since these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

11.  EMPLOYEE BENEFIT PLANS

     The Company's employees, sales representatives and retirees, who meet specified eligibility requirements, participate in qualified and non-qualified defined benefit pension plans and other postretirement plans sponsored by Metropolitan Life. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. The nonqualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees through a plan sponsored by Metropolitan Life. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

     The Company is allocated both pension and other postretirement expenses from Metropolitan Life associated with benefits provided to its employees and has no legal obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets. The Company's share of pension expense was $6 million, $6 million, and $5 million for the years ended December 31, 2006, 2005 and 2004, respectively. In addition, the Company's share of postretirement expense was $2 million, $3 million, and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively. The combined allocated pension and other postretirement benefit expense is included in the accompanying consolidated income statements.

     The Company sponsors the Non-Qualified Retirement Plan for Managing Partners (the "MPRP Plan"), a non-qualified defined pension plan. The MPRP Plan supplements earned benefits to participants under the Agency Employees' Retirement Plan (the "AERP Plan"), a multiple employer pension plan. The assets and obligations of the AERP Plan are not included in the accompanying consolidated balance sheets or the disclosures below. The Company made contributions of $10 million, $8 million and $11 million for the years ended December 31, 2006, 2005 and 2004, respectively, to the AERP Plan. The assets and obligations of the MPRP Plan, along with the related net periodic pension expense, are included in the accompanying consolidated financial statements and disclosures below.

     Effective March 1, 2005, the Company amended and revalued its multi-employer postretirement plan to a new single employer plan. Prior to March 1, 2005, the Company made contributions of $2 million to the former multi-employer plan both in 2005 and 2004. The assets and obligations of the new postretirement plan, along with the related net periodic other postretirement expense, are included in the accompanying consolidated financial statements and disclosures below.

     As described more fully in Note 1, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. Upon adoption of SFAS 158, the Company recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:


                                                           DECEMBER 31, 2006
                                         ----------------------------------------------------
                                                       ADDITIONAL
                                                         MINIMUM
                                             PRE         PENSION    ADOPTION OF       POST
                                           SFAS 158     LIABILITY     SFAS 158      SFAS 158
BALANCE SHEET CAPTION                    ADJUSTMENTS   ADJUSTMENT    ADJUSTMENT   ADJUSTMENTS
---------------------                    -----------   ----------   -----------   -----------
                                                             (IN MILLIONS)


Other liabilities: Accrued pension
  benefit cost.........................      $(21)         $--          $ --          $(21)
Other liabilities: Accrued
  postretirement benefit cost..........      $ (7)         $--          $(16)         $(23)
                                                           ---          ----
Accumulated other comprehensive income
  (loss), before income tax:
  Defined benefit plans................                    $--          $(16)         $(16)
Deferred income tax....................                    $--          $  6
                                                           ---          ----
Accumulated other comprehensive income
  (loss), net of income tax:
  Defined benefit plans................                    $--          $(10)         $(10)
                                                           ===          ====



     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS


                                                                   DECEMBER 31,
                                                              ----------------------
                                                                            OTHER
                                                                         POSTRETIRE-
                                                               PENSION       MENT
                                                              BENEFITS     BENEFITS
                                                              --------   -----------
                                                                2006     2006   2005
                                                              --------   ----   ----
                                                                   (IN MILLIONS)


Change in benefit obligation:
Benefit obligation at beginning of year.....................    $ 20     $ 23   $ 23
  Service cost..............................................       1        1     --
  Interest cost.............................................       1        2      1
  Plan participants' contributions..........................      --        3      2
  Net actuarial (gains) losses..............................      (1)      (2)    (1)
  Benefits paid.............................................      --       (4)    (2)
                                                                ----     ----   ----
Benefit obligation at end of year...........................      21       23     23
                                                                ----     ----   ----
Change in plan assets:
Fair value of plan assets at beginning of year..............      --       --     --
  Employer contribution.....................................      --       --     --
  Benefits paid.............................................      --       --     --
                                                                ----     ----   ----
Fair value of plan assets at end of year....................      --       --     --
                                                                ----     ----   ----
Funded status at end of year................................    $(21)    $(23)   (23)
                                                                ====     ====
  Unrecognized net actuarial (gains) losses.................                      (1)
  Unrecognized prior service cost (credit)..................                      22
                                                                                ----
Net prepaid (accrued) benefit cost recognized...............                    $ (2)
                                                                                ====
Components of net amounts recognized:
  Non-qualified plan accrued benefit cost...................                    $  2
                                                                                ----
  Net amount recognized.....................................                    $  2
                                                                                ====
Amounts recognized in consolidated balance sheet consist of:
  Other liabilities.........................................    $(21)    $(23)  $ (2)
                                                                ----     ----   ----
                                                                $(21)    $(23)  $ (2)
                                                                ====     ====   ====
  Accumulated other comprehensive (income) loss:
  Net actuarial (gains) losses..............................    $ --     $ (2)  $ --
  Prior service cost (credit)...............................      --       18     --
                                                                ----     ----   ----
                                                                $ --     $ 16   $ --
                                                                ====     ====   ====



     The accumulated benefit obligation for the defined benefit pension plan was $19 million at December 31, 2006.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:


                                                                DECEMBER 31,
                                                                    2006
                                                               -------------
                                                               (IN MILLIONS)


Projected benefit obligation.................................       $21
Accumulated benefit obligation...............................       $19
Fair value of plan assets....................................       $--


     The projected benefit obligations exceeded assets for all pension and postretirement plans at December 31, 2006 and 2005.

     The components of net periodic benefit cost recognized in net income were as follows:


                                                          YEARS ENDED DECEMBER 31,
                                                         --------------------------
                                                                          OTHER
                                                          PENSION      POSTRETIRE-
                                                         BENEFITS     MENT BENEFITS
                                                         --------     -------------
                                                           2006       2006     2005
                                                         --------     ----     ----
                                                                (IN MILLIONS)


Service cost........................................        $ 1        $1       $--
Interest cost.......................................          1         2         1
Amortization of prior service cost..................         --         2         2
                                                            ---        --       ---
  Net periodic benefit cost.........................        $ 2        $5       $ 3
                                                            ===        ==       ===



     It is anticipated that no amortization of net loss and prior service cost will occur from accumulated other comprehensive income into net periodic benefit cost for the defined benefit pension plan over the next year.

     The estimated net loss and prior service cost for the defined benefit postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next year is $0 million and $2 million, respectively.

     The Company adopted the guidance in FSP 106-2 to account for future subsidies to be received under the Prescription Drug Act. The Company will begin receiving these subsidies during 2007. The accumulated pension benefit obligation was remeasured effective March 1, 2005 in order to determine the effect of the expected subsidies on net periodic other postretirement benefit cost. As a result, the accumulated pension benefit obligation was reduced by $1 million at March 1, 2005. For the years ended December 31, 2006 and 2005, the reduction of net periodic postretirement benefit cost resulting from the Prescription Drug Act was $99 thousand and $140 thousand, respectively.

ASSUMPTIONS

     Assumptions used in determining benefit obligations are as follows:


                                                                DECEMBER 31,
                                                         --------------------------
                                                                          OTHER
                                                                       POSTRETIRE-
                                                          PENSION          MENT
                                                         BENEFITS        BENEFITS
                                                         --------     -------------
                                                           2006       2006     2005
                                                         --------     ----     ----


Discount rate.......................................        6.0%       6.0%     5.8%
Rate of compensation increase.......................        4.0%       N/A      N/A

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Assumptions used in determining net periodic benefit cost are as follows:


                                                              DECEMBER 31,
                                                         ----------------------
                                                                       OTHER
                                                                    POSTRETIRE-
                                                          PENSION       MENT
                                                         BENEFITS     BENEFITS
                                                         --------   -----------
                                                           2006     2006   2005
                                                         --------   ----   ----


Discount rate..........................................     5.8%     5.8%   5.7%
Expected rate of return on plan assets.................     N/A      N/A    N/A
Rate of compensation increase..........................     4.0%     N/A    N/A


     The discount rate is based on the yield of a hypothetical portfolio constructed of bonds rated AA or better by Moody's Investors Services available on the valuation date measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The assumed healthcare cost trend rates used in measuring the accumulated postretirement benefit obligation and net periodic benefit cost were as follows:


                                                       DECEMBER 31,
                                   ---------------------------------------------------
                                             2006                       2005
                                   ------------------------   ------------------------


Pre-Medicare eligible claims.....   9.0% down to 5% in 2014    9.5% down to 5% in 2014
Medicare eligible claims.........  11.0% down to 5% in 2018   11.5% down to 5% in 2018


     Assumed healthcare cost trend rates may have a significant effect on the amounts reported for healthcare plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:


                                                        ONE PERCENT   ONE PERCENT
                                                          INCREASE      DECREASE
                                                        -----------   -----------
                                                              (IN THOUSANDS)


Effect on total service and interest cost components..      $ 39         $ (35)
Effect on accumulated postretirement benefit
  obligation..........................................      $374         $(343)


CASH FLOWS

     Benefit payments due under the non-qualified pension plan are funded from the Company's general assets as they become due under the provision of the plan. In 2007, the Company does not anticipate making any contributions other than benefit payments to its non-qualified pension plan.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company and current regulations do not require specific funding levels for these benefits. It is the Company's practice to use its general assets to pay claims as they come due.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, net of gross subsidies to be received under the Prescription Drug Act for the postretirement plan are expected to be as follows:


                                                         OTHER POSTRETIREMENT BENEFITS
                                                      ----------------------------------
                                            PENSION              PRESCRIPTION
                                           BENEFITS    GROSS    DRUG SUBSIDIES     NET
                                           --------   -------   --------------   -------
                                                           (IN THOUSANDS)


2007.....................................   $  842    $ 1,952        $(385)      $ 1,567
2008.....................................   $  820    $ 1,996        $(422)      $ 1,574
2009.....................................   $1,075    $ 2,030        $(464)      $ 1,566
2010.....................................   $1,381    $ 2,077        $(504)      $ 1,573
2011.....................................   $1,436    $ 2,124        $  --       $ 2,124
2012 - 2016..............................   $8,108    $10,415        $  --       $10,415


SAVINGS AND INVESTMENT PLANS

     The Company participates in savings and investment plans for substantially all employees of which the Company matches a portion of employee contributions. The Company contributed $350 thousand, $468 thousand and $499 thousand for the years ended December 31, 2006, 2005 and 2004 respectively.

12.  STOCKHOLDER'S EQUITY

DIVIDEND RESTRICTIONS

     Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Commissioner if such dividends or distributions, together with other dividends or distributions made within the preceding calendar year, exceed the greater of: (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year; or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

     The Company paid no common stockholder dividends for the years ended December 31, 2006, 2005 and 2004. The Company paid no preferred dividends during the year ended December 31, 2006. As previously mentioned in Note 8, the Company paid preferred dividends of $3 million and $2 million during the years ended December 31, 2005 and 2004, respectively, with the prior approval of the Commissioner.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NELICO and its insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of NELICO and its current insurance subsidiary.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     Statutory net income of NELICO, as filed with the Commonwealth of Massachusetts Division of Insurance, was $109 million, $50 million and $73 million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed, was $435 million and $319 million at December 31, 2006 and 2005, respectively.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:


                                                           YEARS ENDED DECEMBER
                                                                    31,
                                                          ----------------------
                                                          2006     2005     2004
                                                          ----     ----     ----
                                                               (IN MILLIONS)


Holding gains (losses) on investments arising during
  the year...........................................      $(7)    $(24)    $ (5)
Income tax effect of holding gains (losses)..........        3        9        2
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.............................        2        3      (16)
  Amortization of premiums and accretion of discounts
     associated with investments.....................       --        2        4
  Income tax effect..................................       (1)      (2)       4
Allocation of holding gains (losses) on investments
  relating to other policyholder amounts.............       --        2        1
Income tax effect of allocation of holding gains
  (losses) to other policyholder amounts.............       --       (1)      --
                                                           ---     ----     ----
Other comprehensive income (loss)....................      $(3)    $(11)    $(10)
                                                           ===     ====     ====



13.  OTHER EXPENSES

     Other expenses for the years ended December 31, 2006, 2005 and 2004 are comprised of the following:


                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                       ---------------------
                                                        2006    2005    2004
                                                       -----   -----   -----
                                                           (IN MILLIONS)


Compensation.........................................  $  54   $  56   $  54
Commissions..........................................    128     124     121
Interest.............................................      2       4       2
Amortization of DAC..................................     93      99     117
Capitalization of DAC................................   (118)   (131)   (132)
Insurance taxes, license, and fees...................     17      16      17
Agency allowances....................................     58      60      56
Sub-advisory fees and related expenses...............    155     123      82
Minority interest....................................      4      (1)     --
Other................................................     93     111     156
                                                       -----   -----   -----
  Total other expenses...............................  $ 486   $ 461   $ 473
                                                       =====   =====   =====


               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:


                                                           CARRYING    ESTIMATED
                                                             VALUE    FAIR VALUE
DECEMBER 31, 2006                                          --------   ----------
                                                               (IN MILLIONS)


Assets:
  Fixed maturity securities..............................    $886        $886
  Equity securities......................................    $  7        $  7
  Mortgage loans on real estate..........................    $  2        $  2
  Policy loans...........................................    $357        $357
  Short-term investments.................................    $141        $141
  Cash...................................................    $ 12        $ 12
  Accrued investment income..............................    $ 21        $ 21
Liabilities:
  Policyholder account balances..........................    $329        $319




                                                           CARRYING    ESTIMATED
                                                             VALUE    FAIR VALUE
DECEMBER 31, 2005                                          --------   ----------
                                                               (IN MILLIONS)


Assets:
  Fixed maturity securities..............................    $807        $807
  Mortgage loans on real estate..........................    $  9        $  9
  Policy loans...........................................    $327        $327
  Short-term investments.................................    $ 52        $ 52
  Cash...................................................    $  6        $  6
  Accrued investment income..............................    $ 20        $ 20
Liabilities:
  Policyholder account balances..........................    $357        $344


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

MORTGAGE LOANS ON REAL ESTATE

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND SHORT-TERM INVESTMENTS

     The carrying values for cash and short-term investments approximate fair values due to the short-term maturities of these instruments.

ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including credit default swaps and foreign currency swaps, are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

15.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with Metropolitan Life, who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $1 million, $5 million and $3 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a service agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $29 million, $36 million and $42 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $3 million, $4 million and $2 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively. This agreement also allows the Company to be a distributor for other affiliated companies.

               NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES

The other affiliates agree to compensate the Company for the sale and servicing of such insurance products in accordance with the terms of the agreement. The Company received fees for this service of $36 million, $13 million and $10 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates to provide and receive services necessary to conduct their businesses. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses
(fees) associated with affiliates related to these agreements, included in other expenses, were $17 million, $3 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has receivables and payables with affiliates for services necessary to conduct its business. The amounts due (to)/from the Company were $17 million and ($5) million at December 31, 2006 and 2005, respectively.

     The Company has reinsurance agreements with Metropolitan Life and certain of its affiliates. Reinsurance recoverables, included in premium and other receivables, were $72 million and $63 million at December 31, 2006 and 2005, respectively. Ceded premiums were $3 million, $3 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively. Ceded fees, included in universal life and investment-type product policy fees, were $24 million, $21 million and $14 million for the years ended December 31, 2006, 2005 and 2004, respectively. Ceded benefits, included in policyholder benefits and claims, were $16 million, $11 million and $8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     At December 31, 2004, the Company had long-term debt, in the form of mandatorily redeemable preferred stock, outstanding of $100 million to MetLife Credit Corporation, a wholly-owned subsidiary of Metropolitan Life. During 2005, the Company redeemed the $100 million of outstanding preferred stock. See Note 8.

     Metropolitan Life charged the Company $1 million for the use of certain computers, furniture and other fixed assets in both 2005 and 2004. During 2006, the charges by Metropolitan Life to the Company were discontinued due to the disposal of the associated assets.

     At December 31, 2006 and 2005, the Company held $125 million and $37 million, respectively, of its total invested assets in the Metropolitan Money Market Pool of affiliated companies. These amounts are included in short-term investments on the consolidated balance sheets of the Company. Net investment income from these invested assets was $3 million, $2 million and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:


                                                            YEARS ENDED DECEMBER
                                                                     31,
                                                           ----------------------
                                                           2006     2005     2004
                                                           ----     ----     ----
                                                                (IN MILLIONS)


Estimated fair value of assets transferred to
  affiliates..........................................      $ 1      $ 3      $--
Amortized cost of assets transferred to affiliates....        1        3       --
                                                            ---      ---      ---
Net investment gains (losses) recognized on
  transfers...........................................      $--      $--      $--
                                                            ===      ===      ===
Estimated fair value of assets transferred from
  affiliates..........................................      $--      $ 4      $--
                                                            ===      ===      ===


PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

      The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:


      Statement of Assets and Liabilities at December 31, 2006.

      Statement of Operations for the year ended December 31, 2006.

      Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005.

      Notes to Financial Statements--December 31, 2006.

      The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

      Consolidated Balance Sheets as of December 31, 2006 and 2005.

      Consolidated Statements of Income for the years ended December 31, 2006, 2005 and 2004.

      Consolidated Statements of Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004.

      Consolidated Statements of Cash Flows for the years ended December 31, 2006, 2005 and 2004.


      Notes to Consolidated Financial Statements.

(b) Exhibits

      (1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Annuity Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 33-85442) filed on May 1, 1998.

      (2) None.

      (3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

      (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.


      (v) Form of Retail Sales Agreement (MLIDC 7-1-05 (LTC)) is incorporated herein by reference to Registration Statement No. 12 on Form N-4 (No. 333-51676) filed on April 26, 2006.


      (4) (i) Form of Variable Annuity Contract is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

                                      III-1

      (ii) Forms of Endorsements: (Enhanced Dollar Cost Averaging Rider; Three Month Market Entry Rider; Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider; Waiver of Withdrawal Charge for Terminal Illness Rider; Fixed Account Rider for Variable Annuity; Additional Death Benefit Rider [-Earnings Preservation Benefit]; Death Benefit Rider [-Greater of Annual Step-up or 5% Annual decrease]; Death Benefit Rider [-Return of Purchase Payments]; Death Benefit Rider [-Annual Step-up]; Guaranteed Minimum Income Benefit [-Living Benefit]; and Purchase Payment Credit) are incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (iii) Form of Variable Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (iv) Forms of Endorsements: Fixed Account Rider for Variable Annuity, NEL-500 (05/01; Enhanced Dollar Cost Averaging Rider, NEL-510 (05/01); Three Month Market Entry Rider, NEL 520 (05/01); Death Benefit Rider [-Return of Purchase Payments], NEL-530 (05/01); Death Benefit Rider [-Greater of Annual Step-up or 5% Annual Increase], NEL-540 (05/01); Death Benefit Rider [-Annual Step-up], NEL-550 (05/01); Guaranteed Minimum Income Benefit Rider [-Living Benefit], NEL-560 (05/01); Additional Death Benefit Rider [-Earnings Preservation Benefit], NEL-570 (05/01); Purchase Payment Credit Rider NEL-580 (05/01); Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider, NEL-590 (05/01); Waiver of Withdrawal Charge for Terminal Illness Rider, NEL-595 (05/01); Individual Retirement Annuity Endorsement, NEL-408 (05/01); Roth Individual Retirement Annuity Endorsement, NEL-446 (05/01); 401 Plan Endorsement, NEL-401 (05/01); Tax Sheltered Annuity Endorsement NEL-398 (05/01); Waiver of Withdrawal Charge for Disability Rider VE-6 (05/01); and Unisex Annuity Rates Rider, VE-9 (05/01)) are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (v) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2 (09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (vi) Form of Endorsement: Guaranteed Minimum Income Benefit Rider -- Living Benefit (NEL-560-1(03/03)) and Individual Retirement Annuity Endorsement (NEL-408.2(9/02)) are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

      (vii) Form of Guaranteed Withdrawal Benefit Rider NEL-690-1(7/04) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (viii) Form of Contract Schedule [Bonus, Standard, C, L, or P] V-05/01-2 (7/04) is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 16, 2004.

      (ix) Form of Endorsements: Enhanced Dollar Cost Averaging Rider
      NEL 510-1 (5/05) and Three Month Market Entry Rider NEL-520 (05/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (x) Guaranteed Minimum Income Benefit Rider -- Living Benefit (Predictor
      Plus) NEL 560-2 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xi) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-3 (5/05) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (xii) Guaranteed Minimum Accumulation Benefit Rider - Living Benefit NEL-670-1 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiii) Guaranteed Withdrawal Benefit Rider NEL-690-2 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xiv) Guaranteed Withdrawal Benefit Endorsement NEL-GWB-E (11/05)-E is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 333-51676) filed on October 20, 2005.

      (xv) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-4 (11/05) is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.

      (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement NEL-NQ-1 (11/05)-I is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 333-51676) filed on September 22, 2005.


      (xvii) Form of Contract Schedule [Bonus, Standard, C, L or P] V-05/01-5 (6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (xviii) Lifetime Guaranteed withdrawal Benefit Rider - Living Benefit NEL-690-3(6/06) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.

      (5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on December 12, 2000.

      (ii) Form of Application (NEA APP-1-02) is incorporated herein by reference to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2002.

      (iii) Form of Application (NEA APP-1-02) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (iv) Forms of Variable Annuity Application: NEA APP-6-04 05/04 and NEA APP-NY-04 05/04 is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 19, 2004.

      (v) Form of Application AFS-APP (01/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 27, 2005.

      (vi) Form of Application AFS-APP (11/05) 05/05 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 (No. 333-51676) filed on July 26, 2005.


      (vii) Form of Application AFS-APPC (NEA CPN APP (01/05) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 26, 2006.


      (6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

      (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

      (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

      (iv) Amended and Restated By-Laws of Depositor (effective March 16,2001) is incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

      (7) Form of Automatic Reinsurance Agreement between New England Life Insurance Company and Exeter Reassurance Company Ltd. Agreement No. , effective April 1, 2001 and dated June 26, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 25, 2003.

      (8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed on April 6, 2000.

      (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

      (iv) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company and New England Life Insurance Company dated April 30, 2001, is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.

      (v) Participation Agreement among Met Life Investors Series Trust, Met Life Investors Advisory Corp., Met Life Investors Distribution Company and New England Life Insurance Company dated May 1, 2001 is incorporated herein by reference to the initial Registration Statement of the New England Variable Life Separate Account on Form S-6 (No. 333-73676) filed on November 19, 2001.

      (vi) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, Metropolitan Life Insurance Company and New England Life Insurance Company dated July 1, 2004 is incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 333-51676) filed on October 20, 2005.


      (vii) Net Worth maintenance Agreement is incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on
      Form N-4 (No. 333-51676) filed on April 26, 2006.

      (viii) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, MetLife Securities, Inc. and New England Life Insurance Company dated April 30, 2007. Filed herewith.


                                      III-2

      (9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

      (10) Consent of Deloitte & Touche LLP. Filed herewith.

      (11) None

      (12) None

      (13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676) filed on May 15, 2001.


      (14) Powers of Attorney for Michael K. Farrell, Lisa M. Weber, Gene L. Lunman, William J. Mullaney, Catherine A. Rein, Michael J. Vietri, William
      J. Wheeler, Anthony J. Williamson and Joseph J. Prochaska, Jr. Filed herewith.



ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL BUSINESS ADDRESS       POSITIONS AND OFFICES WITH DEPOSITOR

Lisa M. Weber(2)                          Chairman of the Board, President,
                                          Chief Executive Officer and Director

Michael K. Farrell(3)                     Director

William J. Mullaney(2)                    Director

Gene L. Lunman(4)                         Director

Catherine A. Rein(2)                      Director

Michael J. Vietri(5)                      Director

William J. Wheeler(2)                     Director

                                      III-3

Daniel D. Jordan(1)                  Vice President and Secretary

Alan C. Leland, Jr.(1)               Senior Vice President

Gwenn L. Carr(2)                     Senior Vice President and
                                     Assistant Secretary

Joseph J. Prochaska, Jr.(2)          Executive Vice President and Chief
                                     Accounting Officer

Anthony J. Williamson(2)             Senior Vice President and Treasurer
                                     (principal financial officer)

Marie C. Swift(1)                    Vice President, Counsel and
                                     Assistant Secretary

Stacey E. Wolfe(1)                   Vice President, Counsel and
                                     Assistant Secretary

Robert W. Morgan(3)                  Vice President-Investments

Kathleen R. Muleski(1)               Vice President and Group Actuary

Jonathan L. Rosenthal(3)             Vice President and Chief Hedging Officer



(1) New England Financial, 501 Boylston Street, Boston, MA 02116

(2) MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City,
    NY 11101

(3) 10 Park Avenue, Morristown, NJ 07962

(4) 185 Asylum Street, Hartford, CT 06103

(5) 177 South Commons Drive, Aurora, IL 60504


ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is organized under the laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by MetLife Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.




                                      III-4

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2006

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2006. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9989% is owned by MetLife International Holdings, Inc. and 0.0011% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife (India) Private Ltd. (India)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d) RGA Reinsurance Company (Barbados) Ltd. (Barbados) (80%)

                              (i)   RGA Financial Group, L.L.C. (DE)- RGA
                                    Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29.   Headland Properties Associates (CA)

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEXDF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT)

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

            c)    Travelers Investment Adviser, Inc. (DE)

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      19.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      20.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      21. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      22.   Tribeca Distressed Securities L.L.C. (DE)

      23.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                     III-5

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of January 31, 2007, there were 36,105 owners of tax-qualified contracts and 14,222 owners of non-qualified contracts.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      III-6

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter for:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


              NAME                           POSITIONS AND OFFICES WITH
                                                PRINCIPAL UNDERWRITER
Michael K. Farrell(4)                Director and Chairman of the Board

Craig Markham(5)                     Director and President

William J. Toppeta(2)                Director

Virgelan E. Aquino(3)                Vice President

Marc A. Cohn(2)                      Vice President and Chief Compliance Officer-Investment Adviser

John G. Martinez(3)                  Vice President and Financial and Operations Principal

David M. Holtzer(2)                  Vice President and Chief Compliance Officer-Broker Dealer

Richard J. Barquist(2)               Vice President

Robert Begun(3)                      Vice President

David J. Decker(6)                   Vice President

Johannes Etwaroo(2)                  Vice President-Operations

Charles E. Fuller(3)                 Vice President

Rebecca Chiccino Kovatch(1)          Vice President

Joanne Logue(1)                      Vice President

Jeffrey A. Wilk(3)                   Vice President

Jeffrey P. Halperin(2)               Vice President

Gwenn L. Carr(2)                     Clerk and Secretary

Anthony J. Williamson(2)             Treasurer

Daniel D. Jordan(1)                  Assistant Secretary and Assistant Clerk


Principal Business Address:

(1)     New England Financial--501 Boylston Street, Boston, MA 02117
(2)     MetLife--One MetLife Plaza, 27-01 Queens Plaza North,
        Long Island City, NY. 11101

(3)     MetLife--485-E US Highway 1 South, 4th Floor, Iselin, NJ 08830

(4)     MetLife--10 Park Avenue, Morristown, NJ 07962

(5)     General American Life Insurance Company--13045 Tesson Ferry Rd.,
                    St. Louis, MO, 63128

(6)     MetLife--300 Davidson Avenue,Somerset, NJ 08873

      (c)


         (1)                (2)            (3)          (4)          (5)
                            NET
       NAME OF         UNDERWRITING
      PRINCIPAL        DISCOUNTS AND  COMPENSATION    BROKERAGE
     UNDERWRITER        COMMISSIONS   ON REDEMPTION  COMMISSIONS  COMPENSATION

New England Securities
Corporation             $68,000,417          0           0             0


Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.


                                      III-7

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

      (a) Registrant

      (b) State Street Bank & Trust Company 225 Franklin Street Boston, Massachusetts 02110

      (c) New England Securities Corporation 501 Boylston Street Boston, Massachusetts 02116

      (d) New England Life Insurance Company 501 Boylston Street Boston, Massachusetts 02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;

      (4) To offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.


                                      III-8

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of April, 2007.



                                   New England Variable Annuity Separate Account
                                           (Registrant)


                                   By:  New England Life Insurance Company
                                           (Depositor)


                                   By:     /s/ Marie C. Swift
                                       -----------------------------------------
                                           Marie C. Swift, Esq.
                                           Vice President and Counsel


                                     III-9

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 20th day of April 2007.



                                    New England Life Insurance Company


                                    By:     /s/ Marie C. Swift
                                        ------------------------------
                                            Marie C. Swift, Esq.
                                            Vice President and Counsel



         As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 20th, 2007.



                          SIGNATURE                                                    Title


                  *                                             Chairman of the Board, President,
------------------------------------                            Chief Executive Officer and Director
Lisa M. Weber


                  *                                             Director
------------------------------------
Michael K. Farrell


                  *                                             Director
------------------------------------
Gene L. Lunman


                  *                                             Director
------------------------------------
William J. Mullaney


                  *                                             Executive Vice President and
------------------------------------                            Chief Accounting Officer
Joseph J. Prochaska, Jr.

                                     III-10



                  *                                             Director
------------------------------------
Catherine A. Rein

                  *                                             Director
------------------------------------
Michael J. Vietri


                  *                                             Director
------------------------------------
William J. Wheeler

                                                                Senior Vice President and Treasurer
                  *                                             (principal financial officer)
------------------------------------
Anthony J. Williamson



By: /s/ Michele H. Abate
    --------------------------------
         Michele H. Abate
         Attorney-in-fact
         April 20th, 2007




* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.



                                     III-11

                                  Exhibit Index




8(viii)           Participation Agreement

10                Consent of Deloitte & Touche LLP

14                Powers of Attorney



                                     III-12